UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-02676

Fidelity School Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Margaret Carey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2024

Item 1.

Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2024
Fidelity® Series International Developed Markets Bond Index Fund Fidelity® Series International Developed Markets Bond Index Fund : FSTQX

This semi-annual shareholder report contains information about Fidelity® Series International Developed Markets Bond Index Fund for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series International Developed Markets Bond Index Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Key Fund Statistics
(as of June 30, 2024)

KEY FACTS
Fund Size	$10,543,734,802
Number of Holdings	622
Portfolio Turnover	17%
What did the Fund invest in?
(as of June 30, 2024)

QUALITY DIVERSIFICATION (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Japan Government	19.8
French Government	6.8
Italian Republic	6.2
German Federal Republic	5.5
Australian Commonwealth	4.8
Spanish Kingdom	4.7
Dutch Government	4.7
Republic of Austria	4.7
Kingdom of Belgium	4.5
Canadian Government	4.3
66.0

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916197.100    6397-TSRS-0824

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2024
Fidelity Advisor® Multi-Asset Income Fund Fidelity Advisor® Multi-Asset Income Fund Class Z : FIWBX

This semi-annual shareholder report contains information about Fidelity Advisor® Multi-Asset Income Fund for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 32	0.63%
Key Fund Statistics
(as of June 30, 2024)

KEY FACTS
Fund Size	$2,599,643,861
Number of Holdings	315
Portfolio Turnover	189%
What did the Fund invest in?
(as of June 30, 2024)

QUALITY DIVERSIFICATION (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	19.8
US Treasury Bonds	14.1
Apple Inc	2.8
DHT Holdings Inc	2.6
NVIDIA Corp	2.1
Frontline PLC	1.9
Microsoft Corp	1.7
Amazon.com Inc	1.6
MicroStrategy Inc	1.6
Alphabet Inc Class A	1.4
49.6

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916166.100    3285-TSRS-0824

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2024
Fidelity® Intermediate Municipal Income Fund Fidelity Advisor® Intermediate Municipal Income Fund Class I : FZIIX

This semi-annual shareholder report contains information about Fidelity® Intermediate Municipal Income Fund for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 22	0.44%
Key Fund Statistics
(as of June 30, 2024)

KEY FACTS
Fund Size	$11,499,619,539
Number of Holdings	2,814
Portfolio Turnover	15%
What did the Fund invest in?
(as of June 30, 2024)

REVENUE SOURCES (% of Fund's net assets)
General Obligations	32.3
Transportation	15.0
Health Care	14.7
State G.O.	8.3
Special Tax	7.8
Housing	5.5
Others(Individually Less Than 5%)	16.4
100.0

QUALITY DIVERSIFICATION (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - (0.6)%*

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

TOP STATES (% of Fund's net assets)
Texas	13.6
Illinois	10.7
New York	7.4
Florida	7.4
New Jersey	6.0

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915934.100    1528-TSRS-0824

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2024
Fidelity® Intermediate Municipal Income Fund Fidelity Advisor® Intermediate Municipal Income Fund Class A : FZIAX

This semi-annual shareholder report contains information about Fidelity® Intermediate Municipal Income Fund for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 34	0.68%
Key Fund Statistics
(as of June 30, 2024)

KEY FACTS
Fund Size	$11,499,619,539
Number of Holdings	2,814
Portfolio Turnover	15%
What did the Fund invest in?
(as of June 30, 2024)

REVENUE SOURCES (% of Fund's net assets)
General Obligations	32.3
Transportation	15.0
Health Care	14.7
State G.O.	8.3
Special Tax	7.8
Housing	5.5
Others(Individually Less Than 5%)	16.4
100.0

QUALITY DIVERSIFICATION (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - (0.6)%*

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

TOP STATES (% of Fund's net assets)
Texas	13.6
Illinois	10.7
New York	7.4
Florida	7.4
New Jersey	6.0

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915931.100    1524-TSRS-0824

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2024
Fidelity Advisor® Multi-Asset Income Fund Fidelity Advisor® Multi-Asset Income Fund Class I : FAYZX

This semi-annual shareholder report contains information about Fidelity Advisor® Multi-Asset Income Fund for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 37	0.73%
Key Fund Statistics
(as of June 30, 2024)

KEY FACTS
Fund Size	$2,599,643,861
Number of Holdings	315
Portfolio Turnover	189%
What did the Fund invest in?
(as of June 30, 2024)

QUALITY DIVERSIFICATION (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	19.8
US Treasury Bonds	14.1
Apple Inc	2.8
DHT Holdings Inc	2.6
NVIDIA Corp	2.1
Frontline PLC	1.9
Microsoft Corp	1.7
Amazon.com Inc	1.6
MicroStrategy Inc	1.6
Alphabet Inc Class A	1.4
49.6

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916164.100    2795-TSRS-0824

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2024
Fidelity Advisor® Multi-Asset Income Fund Fidelity Advisor® Multi-Asset Income Fund Class A : FWATX

This semi-annual shareholder report contains information about Fidelity Advisor® Multi-Asset Income Fund for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 50	0.98%
Key Fund Statistics
(as of June 30, 2024)

KEY FACTS
Fund Size	$2,599,643,861
Number of Holdings	315
Portfolio Turnover	189%
What did the Fund invest in?
(as of June 30, 2024)

QUALITY DIVERSIFICATION (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	19.8
US Treasury Bonds	14.1
Apple Inc	2.8
DHT Holdings Inc	2.6
NVIDIA Corp	2.1
Frontline PLC	1.9
Microsoft Corp	1.7
Amazon.com Inc	1.6
MicroStrategy Inc	1.6
Alphabet Inc Class A	1.4
49.6

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916161.100    2792-TSRS-0824

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2024
Fidelity® Global Credit Fund Fidelity Advisor® Global Credit Fund Class Z : FIQYX

This semi-annual shareholder report contains information about Fidelity® Global Credit Fund for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 21	0.41%
Key Fund Statistics
(as of June 30, 2024)

KEY FACTS
Fund Size	$49,859,971
Number of Holdings	215
Portfolio Turnover	66%
What did the Fund invest in?
(as of June 30, 2024)

QUALITY DIVERSIFICATION (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
US Treasury Bonds	7.4
US Treasury Notes	5.2
UBS Group AG	2.5
AIB Group PLC	2.3
Argentum Netherlands BV for Swiss Re Ltd	2.2
German Federal Republic	2.2
QBE Insurance Group Ltd	2.1
NatWest Group PLC	2.0
Cloverie PLC	2.0
Blackstone Property Partners Europe Holdings Sarl	1.8
29.7

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916151.100    3282-TSRS-0824

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2024
Fidelity® Global Credit Fund Fidelity Advisor® Global Credit Fund Class I : FGBIX

This semi-annual shareholder report contains information about Fidelity® Global Credit Fund for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 25	0.50%
Key Fund Statistics
(as of June 30, 2024)

KEY FACTS
Fund Size	$49,859,971
Number of Holdings	215
Portfolio Turnover	66%
What did the Fund invest in?
(as of June 30, 2024)

QUALITY DIVERSIFICATION (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
US Treasury Bonds	7.4
US Treasury Notes	5.2
UBS Group AG	2.5
AIB Group PLC	2.3
Argentum Netherlands BV for Swiss Re Ltd	2.2
German Federal Republic	2.2
QBE Insurance Group Ltd	2.1
NatWest Group PLC	2.0
Cloverie PLC	2.0
Blackstone Property Partners Europe Holdings Sarl	1.8
29.7

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916150.100    2432-TSRS-0824

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2024
Fidelity® Intermediate Municipal Income Fund Fidelity Advisor® Intermediate Municipal Income Fund Class C : FZICX

This semi-annual shareholder report contains information about Fidelity® Intermediate Municipal Income Fund for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 70	1.42%
Key Fund Statistics
(as of June 30, 2024)

KEY FACTS
Fund Size	$11,499,619,539
Number of Holdings	2,814
Portfolio Turnover	15%
What did the Fund invest in?
(as of June 30, 2024)

REVENUE SOURCES (% of Fund's net assets)
General Obligations	32.3
Transportation	15.0
Health Care	14.7
State G.O.	8.3
Special Tax	7.8
Housing	5.5
Others(Individually Less Than 5%)	16.4
100.0

QUALITY DIVERSIFICATION (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - (0.6)%*

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

TOP STATES (% of Fund's net assets)
Texas	13.6
Illinois	10.7
New York	7.4
Florida	7.4
New Jersey	6.0

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915932.100    1526-TSRS-0824

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2024
Fidelity® Intermediate Municipal Income Fund Fidelity Advisor® Intermediate Municipal Income Fund Class Z : FIQZX

This semi-annual shareholder report contains information about Fidelity® Intermediate Municipal Income Fund for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 15	0.31%
Key Fund Statistics
(as of June 30, 2024)

KEY FACTS
Fund Size	$11,499,619,539
Number of Holdings	2,814
Portfolio Turnover	15%
What did the Fund invest in?
(as of June 30, 2024)

REVENUE SOURCES (% of Fund's net assets)
General Obligations	32.3
Transportation	15.0
Health Care	14.7
State G.O.	8.3
Special Tax	7.8
Housing	5.5
Others(Individually Less Than 5%)	16.4
100.0

QUALITY DIVERSIFICATION (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - (0.6)%*

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

TOP STATES (% of Fund's net assets)
Texas	13.6
Illinois	10.7
New York	7.4
Florida	7.4
New Jersey	6.0

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915935.100    3283-TSRS-0824

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2024
Fidelity® Global Credit Fund Fidelity Advisor® Global Credit Fund Class M : FGBWX

This semi-annual shareholder report contains information about Fidelity® Global Credit Fund for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 38	0.75%
Key Fund Statistics
(as of June 30, 2024)

KEY FACTS
Fund Size	$49,859,971
Number of Holdings	215
Portfolio Turnover	66%
What did the Fund invest in?
(as of June 30, 2024)

QUALITY DIVERSIFICATION (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
US Treasury Bonds	7.4
US Treasury Notes	5.2
UBS Group AG	2.5
AIB Group PLC	2.3
Argentum Netherlands BV for Swiss Re Ltd	2.2
German Federal Republic	2.2
QBE Insurance Group Ltd	2.1
NatWest Group PLC	2.0
Cloverie PLC	2.0
Blackstone Property Partners Europe Holdings Sarl	1.8
29.7

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916149.100    2426-TSRS-0824

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2024
Fidelity® Intermediate Municipal Income Fund Fidelity® Intermediate Municipal Income Fund : FLTMX

This semi-annual shareholder report contains information about Fidelity® Intermediate Municipal Income Fund for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Intermediate Municipal Income Fund	$ 18	0.37%
Key Fund Statistics
(as of June 30, 2024)

KEY FACTS
Fund Size	$11,499,619,539
Number of Holdings	2,814
Portfolio Turnover	15%
What did the Fund invest in?
(as of June 30, 2024)

REVENUE SOURCES (% of Fund's net assets)
General Obligations	32.3
Transportation	15.0
Health Care	14.7
State G.O.	8.3
Special Tax	7.8
Housing	5.5
Others(Individually Less Than 5%)	16.4
100.0

QUALITY DIVERSIFICATION (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - (0.6)%*

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

TOP STATES (% of Fund's net assets)
Texas	13.6
Illinois	10.7
New York	7.4
Florida	7.4
New Jersey	6.0

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915936.100    36-TSRS-0824

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2024
Fidelity® Global Credit Fund Fidelity Advisor® Global Credit Fund Class A : FGBZX

This semi-annual shareholder report contains information about Fidelity® Global Credit Fund for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 38	0.75%
Key Fund Statistics
(as of June 30, 2024)

KEY FACTS
Fund Size	$49,859,971
Number of Holdings	215
Portfolio Turnover	66%
What did the Fund invest in?
(as of June 30, 2024)

QUALITY DIVERSIFICATION (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
US Treasury Bonds	7.4
US Treasury Notes	5.2
UBS Group AG	2.5
AIB Group PLC	2.3
Argentum Netherlands BV for Swiss Re Ltd	2.2
German Federal Republic	2.2
QBE Insurance Group Ltd	2.1
NatWest Group PLC	2.0
Cloverie PLC	2.0
Blackstone Property Partners Europe Holdings Sarl	1.8
29.7

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916147.100    2424-TSRS-0824

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2024
Fidelity Advisor® Multi-Asset Income Fund Fidelity Advisor® Multi-Asset Income Fund Class C : FWBTX

This semi-annual shareholder report contains information about Fidelity Advisor® Multi-Asset Income Fund for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 89	1.73%
Key Fund Statistics
(as of June 30, 2024)

KEY FACTS
Fund Size	$2,599,643,861
Number of Holdings	315
Portfolio Turnover	189%
What did the Fund invest in?
(as of June 30, 2024)

QUALITY DIVERSIFICATION (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	19.8
US Treasury Bonds	14.1
Apple Inc	2.8
DHT Holdings Inc	2.6
NVIDIA Corp	2.1
Frontline PLC	1.9
Microsoft Corp	1.7
Amazon.com Inc	1.6
MicroStrategy Inc	1.6
Alphabet Inc Class A	1.4
49.6

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916162.100    2793-TSRS-0824

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2024
Fidelity Advisor® Multi-Asset Income Fund Fidelity Advisor® Multi-Asset Income Fund Class M : FAZYX

This semi-annual shareholder report contains information about Fidelity Advisor® Multi-Asset Income Fund for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 49	0.96%
Key Fund Statistics
(as of June 30, 2024)

KEY FACTS
Fund Size	$2,599,643,861
Number of Holdings	315
Portfolio Turnover	189%
What did the Fund invest in?
(as of June 30, 2024)

QUALITY DIVERSIFICATION (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	19.8
US Treasury Bonds	14.1
Apple Inc	2.8
DHT Holdings Inc	2.6
NVIDIA Corp	2.1
Frontline PLC	1.9
Microsoft Corp	1.7
Amazon.com Inc	1.6
MicroStrategy Inc	1.6
Alphabet Inc Class A	1.4
49.6

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916163.100    2794-TSRS-0824

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2024
Fidelity® Global Credit Fund Fidelity Advisor® Global Credit Fund Class C : FGBYX

This semi-annual shareholder report contains information about Fidelity® Global Credit Fund for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 76	1.50%
Key Fund Statistics
(as of June 30, 2024)

KEY FACTS
Fund Size	$49,859,971
Number of Holdings	215
Portfolio Turnover	66%
What did the Fund invest in?
(as of June 30, 2024)

QUALITY DIVERSIFICATION (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
US Treasury Bonds	7.4
US Treasury Notes	5.2
UBS Group AG	2.5
AIB Group PLC	2.3
Argentum Netherlands BV for Swiss Re Ltd	2.2
German Federal Republic	2.2
QBE Insurance Group Ltd	2.1
NatWest Group PLC	2.0
Cloverie PLC	2.0
Blackstone Property Partners Europe Holdings Sarl	1.8
29.7

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916148.100    2425-TSRS-0824

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2024
Fidelity® Series International Credit Fund Fidelity® Series International Credit Fund : FCDSX

This semi-annual shareholder report contains information about Fidelity® Series International Credit Fund for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series International Credit Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Key Fund Statistics
(as of June 30, 2024)

KEY FACTS
Fund Size	$111,868,819
Number of Holdings	222
Portfolio Turnover	78%
What did the Fund invest in?
(as of June 30, 2024)

QUALITY DIVERSIFICATION (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	10.6
US Treasury Bonds	7.0
German Federal Republic	6.9
European Investment Bank	3.0
UBS Group AG	2.4
AIB Group PLC	2.1
Japan Government	2.1
Deutsche Bank AG	2.1
Argentum Netherlands BV for Swiss Re Ltd	2.0
HSBC Holdings PLC	2.0
40.2

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916169.100    3017-TSRS-0824

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2024
Fidelity Advisor® Multi-Asset Income Fund Fidelity® Multi-Asset Income Fund : FMSDX

This semi-annual shareholder report contains information about Fidelity Advisor® Multi-Asset Income Fund for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Multi-Asset Income Fund	$ 35	0.69%
Key Fund Statistics
(as of June 30, 2024)

KEY FACTS
Fund Size	$2,599,643,861
Number of Holdings	315
Portfolio Turnover	189%
What did the Fund invest in?
(as of June 30, 2024)

QUALITY DIVERSIFICATION (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	19.8
US Treasury Bonds	14.1
Apple Inc	2.8
DHT Holdings Inc	2.6
NVIDIA Corp	2.1
Frontline PLC	1.9
Microsoft Corp	1.7
Amazon.com Inc	1.6
MicroStrategy Inc	1.6
Alphabet Inc Class A	1.4
49.6

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916165.100    3083-TSRS-0824

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2024
Fidelity® Intermediate Municipal Income Fund Fidelity Advisor® Intermediate Municipal Income Fund Class M : FZITX

This semi-annual shareholder report contains information about Fidelity® Intermediate Municipal Income Fund for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 32	0.65%
Key Fund Statistics
(as of June 30, 2024)

KEY FACTS
Fund Size	$11,499,619,539
Number of Holdings	2,814
Portfolio Turnover	15%
What did the Fund invest in?
(as of June 30, 2024)

REVENUE SOURCES (% of Fund's net assets)
General Obligations	32.3
Transportation	15.0
Health Care	14.7
State G.O.	8.3
Special Tax	7.8
Housing	5.5
Others(Individually Less Than 5%)	16.4
100.0

QUALITY DIVERSIFICATION (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - (0.6)%*

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

TOP STATES (% of Fund's net assets)
Texas	13.6
Illinois	10.7
New York	7.4
Florida	7.4
New Jersey	6.0

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915933.100    1527-TSRS-0824

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2024
Fidelity® Global Credit Fund Fidelity® Global Credit Fund : FGBFX

This semi-annual shareholder report contains information about Fidelity® Global Credit Fund for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Global Credit Fund	$ 25	0.49%
Key Fund Statistics
(as of June 30, 2024)

KEY FACTS
Fund Size	$49,859,971
Number of Holdings	215
Portfolio Turnover	66%
What did the Fund invest in?
(as of June 30, 2024)

QUALITY DIVERSIFICATION (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
US Treasury Bonds	7.4
US Treasury Notes	5.2
UBS Group AG	2.5
AIB Group PLC	2.3
Argentum Netherlands BV for Swiss Re Ltd	2.2
German Federal Republic	2.2
QBE Insurance Group Ltd	2.1
NatWest Group PLC	2.0
Cloverie PLC	2.0
Blackstone Property Partners Europe Holdings Sarl	1.8
29.7

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916146.100    2423-TSRS-0824

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® Intermediate Municipal Income Fund

Semi-Annual Report
June 30, 2024
Includes Fidelity and Fidelity Advisor share classes
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Intermediate Municipal Income Fund
Schedule of Investments June 30, 2024 (Unaudited)
Showing Percentage of Net Assets
Municipal Bonds - 100.0%
	Principal Amount (a) (000s)	Value ($) (000s)
Alabama - 2.9%
Black Belt Energy Gas District:
Bonds:
Series 2022 D1, 4%, tender 6/1/27 (b)	9,420	9,476
Series 2022 F, 5.5%, tender 12/1/28 (b)	6,460	6,857
Series 2023 B2, 5.25%, tender 12/1/30 (b)	7,120	7,698
Series 2023 D1, 5.5%, tender 2/1/29 (b)	18,160	19,273
Series 2022 E:
5% 6/1/27	4,175	4,280
5% 6/1/28	5,980	6,183
Energy Southeast Ala Coop. District Bonds Series 2023 B1, 5.75%, tender 11/1/31 (b)	9,840	10,812
Homewood Ala Edl. Bldg. Auth. Lea (CHF - Horizons II, L.L.C. Student Hsg. & Proj. at Samford Univ.) Series 2024 A:
5.25% 10/1/37	1,770	1,909
5.25% 10/1/38	1,860	2,005
5.5% 10/1/41	1,455	1,571
5.5% 10/1/44	1,160	1,238
5.5% 10/1/54	2,025	2,125
Homewood Edl. Bldg. Auth. Rev. (CHF - Horizons II, L.L.C. Student Hsg. & Proj. at Samford Univ.) Series 2024 C:
5% 10/1/56	1,000	1,002
5.5% 10/1/49	2,820	2,986
Hoover Series 2023:
5% 3/1/39	5,000	5,623
5% 3/1/41	3,860	4,298
Huntsville Health Care Auth. Bonds Series 2023 A, 5%, tender 6/1/30 (b)	32,270	34,442
Jefferson County Swr. Rev. Series 2024:
5% 10/1/30	5,000	5,438
5% 10/1/38	3,310	3,638
Lower Alabama Gas District Bonds (No. 2 Proj.) Series 2020, 4%, tender 12/1/25 (b)	43,790	43,815
Mobile County Board of School Commissioners Series 2016 B:
5% 3/1/29	5,875	6,021
5% 3/1/30	6,125	6,266
5% 3/1/31	6,135	6,273
5% 3/1/32	4,930	5,041
5% 3/1/33	7,165	7,326
Mobile Indl. Dev. Board Poll. Cont. Rev. Bonds (Alabama Pwr. Co. Barry Plant Proj.) Series 2007 C, 3.78%, tender 6/16/26 (b)	6,260	6,267
Montgomery Med. Clinic Facilities Series 2015, 5% 3/1/26	1,940	1,848
Southeast Alabama Gas Supply District Bonds (Proj. No.2) Series 2024 B, 5%, tender 5/1/32 (b)	40,315	42,497
Southeast Energy Auth. Coop. Dis Bonds (Proj. No. 6) Series 2023 B, 5%, tender 6/1/30 (b)	44,290	46,756
Southeast Energy Auth. Rev. Bonds Series 2022 B1, 5%, tender 8/1/28 (b)	32,625	33,895
TOTAL ALABAMA		336,859
Alaska - 0.2%
Alaska Gen. Oblig. Series 2016 A, 5% 8/1/33	7,235	7,345
Alaska Hsg. Fin. Corp. Mtg. Rev.:
Series 2022 A, 3% 6/1/51	2,810	2,699
Series 2022 B1, 2% 12/1/32	4,750	3,912
Alaska Int'l. Arpts. Revs. Series 2016 B, 5% 10/1/33	7,575	7,680
TOTAL ALASKA		21,636
Arizona - 2.3%
Arizona Indl. Dev. Auth. Hosp. Rev. Series 2021 A:
5% 2/1/33	1,800	2,008
5% 2/1/35	1,580	1,758
5% 2/1/36	1,600	1,774
5% 2/1/37	1,700	1,876
Arizona Indl. Dev. Auth. Lease Rev. Series 2020 A, 4% 9/1/46	1,750	1,630
Arizona Indl. Dev. Auth. Rev. Series 2019 2, 3.625% 5/20/33	6,758	6,347
Chandler Indl. Dev. Auth. Indl. Dev. Rev. Bonds (Intel Corp. Proj.):
Series 2007, 4.1%, tender 6/15/28 (b)(c)	15,385	15,472
Series 2022 2, 5%, tender 9/1/27 (b)(c)	31,940	32,788
Gilbert Wtr. Resources Municpal Property Series 2022:
5% 7/15/32	3,630	4,147
5% 7/15/33	5,080	5,789
5% 7/15/34	4,715	5,367
Glendale Gen. Oblig. Series 2017, 5% 7/1/32	2,915	3,049
Glendale Sr. Excise Tax Rev. Series 2015 A:
5% 7/1/27 (Pre-Refunded to 7/1/25 @ 100)	7,770	7,895
5% 7/1/28 (Pre-Refunded to 7/1/25 @ 100)	7,255	7,372
5% 7/1/29	7,905	8,028
Glendale Trans. Excise Tax Rev. Series 2015, 5% 7/1/26 (Assured Guaranty Muni. Corp. Insured)	3,565	3,623
Indl. Dev. Auth. of The City of Glendale Sr. Living Rev. (Royal Oaks Inspirata Pointe Proj.) Series 2020 A:
4% 5/15/31	560	538
5% 5/15/41	1,000	971
5% 5/15/56	2,625	2,353
Maricopa County Indl. Dev. Auth.:
(Creighton Univ. Proj.) Series 2020, 5% 7/1/47	3,560	3,693
Bonds Series 2019 B, 5%, tender 9/1/24 (b)	10,690	10,712
Series 2024 D:
5% 12/1/33 (d)	6,180	6,847
5% 12/1/34 (d)	4,510	4,985
5% 12/1/36 (d)	4,885	5,370
5% 12/1/37 (d)	1,910	2,088
5% 12/1/38 (d)	2,580	2,821
Series 2024, 5% 12/1/35 (d)	6,900	7,594
Maricopa County Indl. Dev. Auth. Sr. Living Facilities Series 2016:
5.75% 1/1/36 (e)	5,170	4,396
6% 1/1/48 (e)	7,730	5,847
Maricopa County Rev. Bonds:
Series 2019 D, 5%, tender 5/15/26 (b)	12,610	12,917
Series C, 5%, tender 10/18/24 (b)	9,710	9,744
Maricopa County Spl. Health Care District Gen. Oblig. Series 2021 D:
4% 7/1/35	2,195	2,259
5% 7/1/33	7,320	8,106
5% 7/1/34	12,000	13,259
Mesa Util. Sys. Rev. Series 2021, 4% 7/1/35	2,000	2,075
Phoenix Ariz Indl. Dev. Auth. Rev.:
(Guam Facilities Foundation, Inc. Projs.) Series 2014, 5.375% 2/1/41	9,525	8,727
(Guam Facilities Foundation, Inc. Proj.) Series 2014, 5.125% 2/1/34	6,675	6,284
Phoenix Civic Impt. Board Arpt. Rev.:
Series 2017 A:
5% 7/1/27 (c)	2,185	2,272
5% 7/1/28 (c)	3,085	3,184
5% 7/1/36 (c)	1,000	1,025
5% 7/1/42 (c)	2,210	2,245
Series 2019 B, 5% 7/1/34 (c)	2,000	2,109
Phoenix Civic Impt. Corp. Series 2019 A:
5% 7/1/29	965	1,032
5% 7/1/30	3,680	3,930
5% 7/1/31	1,255	1,338
5% 7/1/32	3,675	3,918
5% 7/1/36	1,000	1,061
5% 7/1/39	1,090	1,144
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Series 2017 A, 5% 1/1/33	4,955	5,239
Western Maricopa Ed. Ctr. District Series 2019 B:
5% 7/1/24	1,410	1,410
5% 7/1/25	2,285	2,318
5% 7/1/27	3,000	3,159
TOTAL ARIZONA		265,893
California - 5.4%
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Bonds Series B, 2.85%, tender 4/1/25 (b)	6,595	6,527
California Gen. Oblig.:
Series 2004:
5.25% 12/1/33	110	110
5.25% 4/1/34	30	30
5.5% 4/1/30	5	5
Series 2016:
5% 8/1/26	14,065	14,585
5% 8/1/29	6,970	7,202
5% 9/1/29	2,755	2,850
Series 2017, 5% 8/1/30	14,245	14,982
Series 2020:
4% 3/1/26	3,300	3,352
4% 11/1/34	5,000	5,242
4% 11/1/36	9,885	10,263
5% 11/1/31	21,985	24,523
5% 11/1/31	3,500	3,904
5% 11/1/32	6,245	6,965
5% 11/1/32	10,000	11,153
Series 2021, 4% 10/1/26	7,965	8,109
Series 2022:
5% 4/1/35	2,520	2,707
5% 9/1/35	3,635	4,165
Series 2023, 5% 10/1/39	2,145	2,448
California Health Facilities Fing. Auth. Rev.:
(St. Joseph Health Sys. Proj.) Series 2013 A, 5% 7/1/25	3,885	3,887
Bonds:
Series 2024 B1, 5%, tender 2/1/29 (b)	49,680	53,438
Series 2024 B2, 5%, tender 2/4/31 (b)	34,960	38,634
Series 2020 A:
4% 4/1/35	1,170	1,181
4% 4/1/36	5,000	5,041
California Hsg. Fin. Agcy.:
Series 2019 A, 4% 3/20/33	3,611	3,638
Series 2021 1, 3.5% 11/20/35	20,543	19,634
Series 2023 A1, 4.375% 9/20/36	7,882	8,193
California Infrastructure and Econ. Dev. Bank Rev.:
Bonds (Los Angeles County Museum of Art Proj.) Series 2021 A, 1.2%, tender 6/1/28 (b)	14,460	12,745
Series 2024 A, 3.25% 8/1/29	4,415	4,330
California Muni. Fin. Auth. Ctfs. of Prtn. Series 2022 A:
5% 11/1/31 (Assured Guaranty Muni. Corp. Insured)	400	444
5% 11/1/32 (Assured Guaranty Muni. Corp. Insured)	210	236
5% 11/1/33 (Assured Guaranty Muni. Corp. Insured)	435	484
5.25% 11/1/34 (Assured Guaranty Muni. Corp. Insured)	1,000	1,121
California Muni. Fin. Auth. Solid Waste Disp. Rev. Bonds:
(Republic Svcs., INC. Proj.) Series 2024 A, 3.875%, tender 3/1/34 (b)(c)	8,085	8,203
Series 2023 A, 4.375%, tender 9/1/33 (b)(c)	4,420	4,652
California Pub. Works Board Lease Rev. (Various Cap. Projs.) Series 2022 C:
5% 8/1/29	995	1,087
5% 8/1/30	1,265	1,405
5% 8/1/31	555	626
5% 8/1/32	2,095	2,361
5% 8/1/33	2,085	2,349
5% 8/1/34	1,035	1,166
California Statewide Cmntys. Dev. Auth. Rev.:
Bonds Series 2009 C, 5%, tender 11/1/29 (b)	15,715	17,018
Series 2015, 5% 2/1/45 (f)(g)	3,730	1,641
Castaic Lake Wtr. Agcy. Ctfs. of Prtn. Series 1999, 0% 8/1/28 (AMBAC Insured)	5,845	5,113
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2017 A1, 5% 6/1/26 (Escrowed to Maturity)	970	1,005
Series 2021 B2, 0% 6/1/66	127,740	14,200
Los Angeles Dept. Arpt. Rev.:
Series 2018 A, 5% 5/15/34 (c)	1,000	1,042
Series 2018 C, 5% 5/15/36 (c)	2,960	3,064
Series 2019 A, 5% 5/15/35 (c)	2,085	2,202
Series 2019 D, 5% 5/15/38 (c)	3,045	3,166
Series 2020 C, 5% 5/15/45 (c)	5,820	6,095
Series 2021 D:
4% 5/15/38 (c)	4,605	4,609
4% 5/15/38 (Pre-Refunded to 11/15/31 @ 100) (c)	260	267
5% 5/15/35 (c)	1,840	1,999
5% 5/15/35 (Pre-Refunded to 11/15/31 @ 100) (c)	105	115
5% 5/15/36 (c)	6,885	7,461
5% 5/15/36 (Pre-Refunded to 11/15/31 @ 100) (c)	385	420
Series 2022 A:
4% 5/15/37 (c)	13,805	13,909
5% 5/15/36 (c)	755	827
Series 2023 A:
5% 5/15/33 (c)	12,595	13,877
5% 5/15/34 (c)	13,295	14,757
5% 5/15/35 (c)	5,000	5,546
5% 5/15/36 (c)	1,500	1,659
5% 5/15/37 (c)	1,000	1,102
5% 5/15/38 (c)	1,000	1,096
5.25% 5/15/39 (c)	1,200	1,335
Series F, 5% 5/15/30 (c)	2,455	2,602
Los Angeles Dept. of Wtr. & Pwr. Rev. Series 2015 A, 5% 7/1/29	9,710	9,784
Los Angeles Unified School District:
Series 2020 C, 4% 7/1/36	3,810	3,960
Series 2024 A:
5% 7/1/30	9,390	10,455
5% 7/1/33	15,050	17,473
Los Angeles Unified School District Ctfs. of Prtn. Series 2023 A:
5% 10/1/36	6,000	6,901
5% 10/1/37	3,275	3,752
Mount Diablo Unified School District Series 2022 B:
4% 8/1/25	3,110	3,135
4% 8/1/26	460	469
4% 8/1/28	3,340	3,479
4% 8/1/30	530	561
4% 8/1/31	340	363
4% 8/1/34	2,430	2,584
Oakland Unified School District Alameda County Series 2015 A:
5% 8/1/26 (Assured Guaranty Muni. Corp. Insured)	3,400	3,468
5% 8/1/28	970	985
Ontario Int'l. Arpt. Auth. Series 2021 B:
4% 5/15/35 (Assured Guaranty Muni. Corp. Insured) (c)	1,100	1,106
4% 5/15/38 (Assured Guaranty Muni. Corp. Insured) (c)	1,000	989
Port of Oakland Rev. Series 2017, 5% 5/1/26 (c)	1,250	1,280
Poway Unified School District Pub. Fing. Series 2015 A:
5% 9/1/25	1,115	1,133
5% 9/1/28	1,550	1,570
5% 9/1/32	1,630	1,652
Sacramento City Fing. Auth. Rev. Series A, 0% 12/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,025	2,771
Sacramento City Unified School District Series 2022, 5% 7/1/31 (Build America Mutual Assurance Insured)	495	556
Sacramento County Arpt. Sys. Rev. Series 2018 C, 5% 7/1/39 (c)	3,280	3,377
San Diego County Reg'l. Arpt. Auth. Arpt. Rev.:
Series 2020 C, 5% 7/1/30 (c)	795	848
Series 2021 B:
5% 7/1/37 (c)	16,945	18,245
5% 7/1/38 (c)	17,150	18,376
Series 2023 B:
5% 7/1/39 (c)	3,515	3,837
5% 7/1/40 (c)	3,290	3,570
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
Series 2019 A:
5% 5/1/37 (c)	3,290	3,457
5% 5/1/49 (c)	15,380	15,698
Series 2022 A:
5% 5/1/26 (c)	13,120	13,458
5% 5/1/27 (c)	13,295	13,721
Series 2024 A, 5.25% 5/1/44 (c)	12,310	13,456
Santa Clara County Fing. Auth. Lease Rev.:
(Multiple Facilities Proj.) Series Q, 3% 5/15/37	1,000	886
Series 2019 A, 3% 5/1/37	1,670	1,540
Washington Township Health Care District Gen. Oblig. Series 2013 A, 5.5% 8/1/40	3,400	3,403
TOTAL CALIFORNIA		622,402
Colorado - 2.6%
Colorado Ctfs. of Prtn. Series 2021 A:
4% 12/15/38	3,000	3,046
5% 12/15/34	6,940	7,763
Colorado Health Facilities Auth. Rev. Bonds:
Bonds:
Series 2019 B:
5%, tender 8/1/26 (b)	5,205	5,306
5%, tender 11/19/26 (b)	930	965
5%, tender 11/19/26 (b)	9,160	9,446
Series 2022 B, 5%, tender 8/17/26 (b)	8,705	8,958
Series 2022 C, 5%, tender 8/15/28 (b)	11,655	12,350
Series 2019 A1:
4% 8/1/39	3,940	3,876
5% 8/1/36	4,000	4,263
Series 2019 A2, 5% 8/1/44	16,590	17,082
Series 2022 A:
5% 5/15/31	2,500	2,795
5% 5/15/32	2,000	2,266
Colorado Hsg. & Fin. Auth. Series 2019 H, 4.25% 11/1/49	1,065	1,064
Colorado Reg'l. Trans. District (Denver Transit Partners Eagle P3 Proj.) Series 2020:
4% 7/15/33	580	590
4% 7/15/35	1,900	1,923
4% 7/15/38	700	701
4% 7/15/39	1,800	1,784
5% 1/15/30	500	533
5% 7/15/30	350	375
5% 1/15/31	500	539
5% 7/15/31	500	539
5% 1/15/32	700	754
Colorado Reg'l. Trans. District Ctfs. of Prtn. Series 2020:
5% 6/1/30	3,000	3,231
5% 6/1/31	1,580	1,704
Colorado Springs Utils. Rev. Series 2020:
4% 11/15/36	525	541
4% 11/15/37	670	687
5% 11/15/33	400	443
5% 11/15/33	700	774
5% 11/15/34	685	759
5% 11/15/35	460	509
5% 11/15/36	440	484
5% 11/15/37	635	697
5% 11/15/38	885	967
Colorado Univ. Co. Hosp. Auth. Rev. Bonds Series 2019 C, 5%, tender 11/15/24 (b)	36,390	36,450
Denver City & County Arpt. Rev.:
Series 2017 A:
5% 11/15/24 (c)	2,230	2,240
5% 11/15/27 (c)	1,025	1,065
5% 11/15/28 (c)	5,890	6,106
5% 11/15/29 (c)	4,855	5,039
5% 11/15/30 (c)	3,885	4,035
Series 2018 A:
5% 12/1/30 (c)	7,475	8,008
5% 12/1/31 (c)	15,915	16,590
5% 12/1/35 (c)	3,350	3,488
Series 2022 A:
5% 11/15/26 (c)	15,500	16,000
5% 11/15/37 (c)	7,000	7,553
Series 2022 D:
5.5% 11/15/31 (c)	15,970	17,981
5.5% 11/15/32 (c)	4,390	5,007
5.5% 11/15/33 (c)	4,935	5,655
5.75% 11/15/34 (c)	2,540	2,972
5.75% 11/15/35 (c)	2,360	2,764
Denver City & County Gen. Oblig. Series 2020 A:
2% 8/1/35	16,240	12,894
2% 8/1/36	13,075	10,161
E-470 Pub. Hwy. Auth. Rev.:
Series 2010 A:
0% 9/1/35	1,940	1,264
0% 9/1/37	2,915	1,731
0% 9/1/38	3,650	2,052
Series 2020 A:
5% 9/1/28	2,000	2,133
5% 9/1/34	1,135	1,242
Univ. of Colorado Enterprise Sys. Rev. Bonds Series 2019 C, 2%, tender 10/15/24 (b)	23,355	23,233
TOTAL COLORADO		293,377
Connecticut - 1.7%
Connecticut Gen. Oblig.:
Series 2016 A, 5% 3/15/26	2,940	3,028
Series 2016 E:
5% 10/15/26	3,445	3,586
5% 10/15/29	4,975	5,129
Series 2018 E:
5% 9/15/27	4,050	4,282
5% 9/15/29	4,000	4,276
5% 9/15/30	4,000	4,264
5% 9/15/32	1,300	1,381
Series 2018 F, 5% 9/15/27	1,000	1,057
Series 2019 A:
5% 4/15/30	2,345	2,532
5% 4/15/34	2,635	2,839
5% 4/15/35	915	986
Series 2020 B, 5% 1/15/26	975	1,002
Series 2020 C:
4% 6/1/35	1,000	1,034
4% 6/1/37	950	972
Series 2021 A, 3% 1/15/39	3,665	3,252
Series 2021 B, 4% 1/15/39	6,745	6,850
Series 2022 B, 4% 1/15/36	6,860	7,100
Series 2022 C:
5% 6/15/33	300	340
5% 6/15/36	300	338
Series 2022 D, 5% 9/15/31	600	674
Series 2024:
5% 1/15/28	3,000	3,190
5% 3/1/28	2,000	2,132
Series B, 5% 1/15/25	2,000	2,018
Connecticut Health & Edl. Facilities Auth. Rev.:
Bonds:
Series 2010 A3, 2.95%, tender 7/1/27 (b)	18,305	17,995
Series 2014 B, 1.8%, tender 7/1/24 (b)	7,890	7,890
Series 2020 B, 5%, tender 1/1/27 (b)	2,555	2,620
Series 2018 S:
5% 7/1/26	2,200	2,262
5% 7/1/29	970	1,021
Series 2019 A, 5% 7/1/34 (e)	6,000	5,664
Series 2019 Q-1:
5% 11/1/25	1,205	1,232
5% 11/1/27	3,115	3,285
5% 11/1/28	1,780	1,907
Series 2020 A:
4% 7/1/36	1,750	1,756
4% 7/1/38	1,580	1,559
5% 7/1/29	1,000	1,076
5% 7/1/30	1,830	1,941
5% 7/1/31	2,975	3,159
5% 7/1/33	4,925	5,242
5% 7/1/34	2,050	2,188
5% 7/1/35	3,200	3,411
Series 2020 K, 4% 7/1/45	350	340
Series 2022 L:
5% 7/1/33	615	680
5% 7/1/34	830	917
5% 7/1/35	910	1,003
5% 7/1/36	935	1,027
5% 7/1/37	1,010	1,103
Series 2022 M:
5% 7/1/29	820	861
5% 7/1/32	3,915	4,207
5% 7/1/33	3,270	3,488
Series N:
4% 7/1/39	4,400	3,699
4% 7/1/49	3,025	2,288
5% 7/1/25	400	399
5% 7/1/26	575	574
Connecticut Hsg. Fin. Auth. Series 2021 D1, 3% 5/15/51	19,215	18,533
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev.:
Series 2016 A, 5% 9/1/28	2,495	2,573
Series 2021 A, 5% 5/1/35	2,200	2,446
Series 2022 A:
5% 7/1/32	1,500	1,703
5% 7/1/33	2,065	2,373
5% 7/1/34	1,500	1,709
Series 2022 B:
5% 7/1/32	2,000	2,271
5% 7/1/33	1,000	1,149
Series A, 5% 5/1/29	3,675	3,991
Stratford Gen. Oblig. Series 2019, 5% 1/1/29	2,490	2,599
Univ. of Connecticut Gen. Oblig. Series 2019 A:
5% 11/1/27	1,720	1,818
5% 11/1/27	2,050	2,167
5% 11/1/28	1,260	1,356
TOTAL CONNECTICUT		191,744
Delaware - 0.1%
Delaware Econ. Dev. Auth. Rev. Bonds (Delmarva Pwr. & Lt. Co. Proj.) Series A, 1.05%, tender 7/1/25 (b)	4,110	3,990
Delaware Trans. Auth. Trans. Sys. Rev. Series 2020, 5% 7/1/32	2,150	2,385
TOTAL DELAWARE		6,375
Delaware, New Jersey - 0.0%
Delaware River & Bay Auth. Rev. Series 2021:
4% 1/1/39	1,350	1,371
4% 1/1/40	1,200	1,213
4% 1/1/41	700	705
4% 1/1/42	365	367
5% 1/1/27	730	762
5% 1/1/31	150	167
5% 1/1/36	510	569
TOTAL DELAWARE, NEW JERSEY		5,154
District Of Columbia - 1.4%
District of Columbia Gen. Oblig.:
Series 2021 D:
4% 2/1/36	2,500	2,592
4% 2/1/37	2,500	2,589
Series 2021 E, 4% 2/1/37	3,240	3,355
Series 2023 A:
5% 1/1/39	3,750	4,220
5% 1/1/40	1,330	1,487
District of Columbia Income Tax Rev. Series 2022 A, 5% 7/1/40	3,555	3,952
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev. Bonds Series 2022 E, 3%, tender 10/1/27 (b)	9,535	9,330
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev. (Dulles Metrorail And Cap. Impt. Proj.) Series 2019 B:
4% 10/1/35	1,185	1,203
4% 10/1/36	1,760	1,783
4% 10/1/37	1,770	1,789
4% 10/1/38	735	740
5% 10/1/33	1,250	1,330
Metropolitan Washington DC Arpts. Auth. Sys. Rev.:
Series 2017 A:
5% 10/1/31 (c)	2,335	2,417
5% 10/1/34 (c)	1,940	2,008
5% 10/1/36 (c)	1,820	1,880
Series 2018 A:
5% 10/1/28 (c)	3,885	4,070
5% 10/1/29 (c)	4,030	4,214
5% 10/1/30 (c)	3,165	3,313
5% 10/1/31 (c)	4,540	4,746
Series 2019 A:
5% 10/1/24 (c)	2,395	2,401
5% 10/1/25 (c)	1,530	1,555
Series 2021 A:
4% 10/1/37 (c)	1,680	1,684
4% 10/1/38 (c)	1,865	1,863
4% 10/1/40 (c)	3,250	3,192
5% 10/1/30 (c)	7,470	7,964
5% 10/1/31 (c)	12,695	13,658
5% 10/1/32 (c)	18,670	20,083
5% 10/1/33 (c)	19,170	20,619
5% 10/1/34 (c)	4,480	4,819
5% 10/1/35 (c)	3,985	4,281
5% 10/1/36 (c)	3,175	3,402
Series 2022 A, 5% 10/1/32 (c)	1,250	1,356
Series 2022, 5% 10/1/31 (c)	2,680	2,883
Washington D.C. Metropolitan Transit Auth. Rev. Series 2017 B, 5% 7/1/34	7,990	8,304
Washington Metropolitan Area Transit Auth. Series 2023 A:
5% 7/15/33	1,305	1,495
5% 7/15/34	2,450	2,807
5% 7/15/35	2,000	2,289
5% 7/15/37	1,400	1,592
5% 7/15/38	1,100	1,241
5% 7/15/39	1,655	1,858
TOTAL DISTRICT OF COLUMBIA		166,364
Florida - 7.4%
Alachua County School Board Ctfs. Series 2020:
5% 7/1/27 (Assured Guaranty Muni. Corp. Insured)	4,285	4,495
5% 7/1/28 (Assured Guaranty Muni. Corp. Insured)	7,045	7,508
Brevard County Health Facilities Auth. Rev. Series 2023 A:
5% 4/1/30	2,690	2,890
5% 4/1/32	620	679
5% 4/1/37	985	1,088
5% 4/1/39	1,670	1,818
Brevard County School Board Ctfs. of Prtn.:
Series 2014:
5% 7/1/27	3,205	3,208
5% 7/1/30	7,240	7,244
Series 2015 C, 5% 7/1/24	2,915	2,915
Broward County Arpt. Sys. Rev.:
Series 2015 A, 5% 10/1/34 (c)	2,000	2,023
Series 2017:
5% 10/1/30 (c)	2,050	2,124
5% 10/1/31 (c)	3,100	3,199
5% 10/1/35 (c)	1,000	1,031
Series 2019 A, 5% 10/1/39 (c)	1,750	1,820
Series 2019 B:
5% 10/1/28 (c)	6,000	6,298
5% 10/1/29 (c)	5,000	5,292
Series A:
5% 10/1/29 (c)	4,090	4,144
5% 10/1/31 (c)	2,915	2,952
5% 10/1/32 (c)	3,885	3,932
Broward County Port Facilities Rev.:
Series 2019 A:
5% 9/1/30	1,230	1,339
5% 9/1/32	1,055	1,138
Series 2019 B:
4% 9/1/37 (c)	1,970	1,977
5% 9/1/28 (c)	710	742
Broward County School Board Ctfs. of Prtn.:
Series 2015 A:
5% 7/1/26	11,170	11,314
5% 7/1/27	8,900	9,030
5% 7/1/28	3,885	3,940
Series 2015 B:
5% 7/1/25	2,100	2,134
5% 7/1/26	11,335	11,481
5% 7/1/27	7,670	7,784
5% 7/1/28	13,120	13,307
Series 2016, 5% 7/1/32	2,430	2,472
Series 2020 A, 5% 7/1/31	3,000	3,287
Cap. Projs. Fin. Auth. Student Hsg. Rev. (Cap. Projs. Ln. Prog. - Florida Univs.) Series 2020 A:
5% 10/1/31	2,000	2,063
5% 10/1/34	1,250	1,281
5% 10/1/35	500	512
Central Florida Expressway Auth. Sr. Lien Rev.:
Series 2019 B, 5% 7/1/35	5,000	5,404
Series 2021:
4% 7/1/38 (Assured Guaranty Muni. Corp. Insured)	4,000	4,047
5% 7/1/24 (Assured Guaranty Muni. Corp. Insured)	885	885
5% 7/1/26 (Assured Guaranty Muni. Corp. Insured)	4,140	4,280
Clay County Sales Surtax Rev. Series 2020:
5% 10/1/24	740	743
5% 10/1/25	1,115	1,138
5% 10/1/31	2,445	2,671
5% 10/1/34	5,390	5,903
5% 10/1/36	3,000	3,278
5% 10/1/37	6,135	6,687
Collier County Indl. Dev. Auth. Healthcare Facilities Rev.:
(NCH Healthcare Sys. Projs.) Series 2024 A:
5% 10/1/40 (Assured Guaranty Muni. Corp. Insured)	600	662
5% 10/1/41 (Assured Guaranty Muni. Corp. Insured)	750	824
5% 10/1/42 (Assured Guaranty Muni. Corp. Insured)	1,000	1,094
5% 10/1/43 (Assured Guaranty Muni. Corp. Insured)	1,000	1,088
5% 10/1/44 (Assured Guaranty Muni. Corp. Insured)	1,150	1,247
Bonds (NCH Healthcare Sys. Projs.):
Series 2024 B1, 5%, tender 10/1/29 (Assured Guaranty Muni. Corp. Insured) (b)	1,865	1,978
Series 2024 B2, 5%, tender 10/1/31 (Assured Guaranty Muni. Corp. Insured) (b)	2,340	2,520
County of Broward Tourist Dev. Tax Rev. (Convention Ctr. Expansion Proj.) Series 2021, 4% 9/1/41	2,700	2,670
Duval County School Board Ctfs. of Prtn. Series 2015 B:
5% 7/1/27	4,260	4,325
5% 7/1/28	970	985
5% 7/1/30	6,440	6,533
Escambia County Health Facilities Auth. Health Facilities Rev. Series 2020 A, 4% 8/15/45	4,570	4,124
Florida Dept. of Mgmt. Svcs. Ctfs. of Prtn. Series 2018 A, 5% 11/1/29	6,245	6,807
Florida Dept. of Trans. Tpk. Rev. Series 2021 C, 3% 7/1/35	4,020	3,751
Florida Dev. Fin. Corp. Healthcare Facility Rev. Bonds (Tampa Gen. Hosp. Proj.) Series 2024 B, 5%, tender 10/1/31 (b)	17,180	18,470
Florida Dev. Fin. Corp. Rev. (Brightline Florida Passenger Rail Proj.) Series 2024:
5% 7/1/35 (c)	2,915	3,069
5% 7/1/41 (c)	7,320	7,579
5% 7/1/44 (Assured Guaranty Muni. Corp. Insured) (c)	7,285	7,667
Florida Higher Edl. Facilities Fing. Auth.:
(St. Leo Univ. Proj.) Series 2019:
5% 3/1/29	1,635	1,525
5% 3/1/30	1,715	1,578
5% 3/1/31	1,805	1,636
5% 3/1/32	1,890	1,689
Series 2019:
5% 10/1/28	1,060	1,089
5% 10/1/30	1,500	1,549
5% 10/1/31	1,750	1,803
5% 10/1/32	1,305	1,342
Florida Mid-Bay Bridge Auth. Rev. Series 2015 A:
5% 10/1/27	3,495	3,538
5% 10/1/28	5,000	5,064
5% 10/1/29	2,645	2,681
5% 10/1/30	2,405	2,438
Florida Muni. Pwr. Agcy. Rev.:
(Requirements Pwr. Supply Proj.) Series 2016 A:
5% 10/1/30	1,775	1,824
5% 10/1/31	1,940	1,991
Series 2015 B:
5% 10/1/24	970	973
5% 10/1/27	1,455	1,478
Greater Orlando Aviation Auth. Arpt. Facilities Rev.:
Series 2017 A, 5% 10/1/28 (Pre-Refunded to 10/1/27 @ 100) (c)	3,380	3,521
Series 2019 A:
5% 10/1/31 (c)	4,225	4,486
5% 10/1/44 (c)	14,200	14,635
Halifax Hosp. Med. Ctr. Rev. Series 2015:
5% 6/1/28 (Pre-Refunded to 6/1/25 @ 100)	1,245	1,261
5% 6/1/35 (Pre-Refunded to 6/1/25 @ 100)	2,430	2,462
Hillsborough Co. Sldwst and Resource Receivables Series 2016 A:
5% 9/1/24 (c)	2,135	2,138
5% 9/1/25 (c)	2,150	2,179
5% 9/1/26 (c)	2,200	2,254
Hillsborough County Port District Series 2018 B, 5% 6/1/38 (c)	3,285	3,399
Hillsborough County School Board Ctfs. of Prtn. Series 2020 A, 5% 7/1/29	6,955	7,446
Indian River County School Board Ctfs. of Prtn. Series 2014:
5% 7/1/24	2,595	2,595
5% 7/1/25	1,940	1,971
Jacksonville Elec. Auth. Elec. Sys. Rev.:
Series 2017 B, 5% 10/1/26	6,680	6,925
Series A:
4% 10/1/35	5,000	5,078
5% 10/1/30	5,055	5,466
5% 10/1/31	2,625	2,842
5% 10/1/32	4,385	4,750
JEA Wtr. & Swr. Sys. Rev. Series 2020 A, 3% 10/1/36	5,000	4,520
Lee Memorial Health Sys. Hosp. Rev.:
Bonds Series 2019 A2, 5%, tender 4/1/26 (b)	11,585	11,753
Series 2019 A1:
5% 4/1/33	1,650	1,750
5% 4/1/34	3,250	3,445
5% 4/1/35	6,325	6,692
5% 4/1/37	2,190	2,303
5% 4/1/39	1,500	1,565
Manatee County School District Series 2017, 5% 10/1/25 (Assured Guaranty Muni. Corp. Insured)	1,940	1,978
Miami-Dade County Series 2021 B2, 4% 10/1/38	3,000	3,039
Miami-Dade County Aviation Rev.:
Series 2012 A:
5% 10/1/24 (c)	9,710	9,715
5% 10/1/24	2,100	2,102
Series 2014 A:
5% 10/1/27 (c)	1,770	1,772
5% 10/1/29 (c)	2,725	2,728
5% 10/1/33 (c)	5,440	5,447
5% 10/1/37	7,185	7,199
Series 2014, 5% 10/1/32 (c)	3,135	3,140
Series 2015 A:
5% 10/1/35 (c)	2,430	2,433
5% 10/1/38 (c)	1,335	1,343
Series 2016 A:
5% 10/1/30	2,430	2,497
5% 10/1/31	970	997
Series 2017 B, 5% 10/1/40 (c)	3,190	3,245
Series 2020 A:
4% 10/1/36	2,000	2,021
4% 10/1/38	2,250	2,257
5% 10/1/32	2,150	2,345
5% 10/1/33	3,325	3,627
Miami-Dade County Cap. Asset Acquisition:
Series 2016:
5% 10/1/28	5,385	5,560
5% 10/1/29	3,985	4,113
5% 10/1/30	7,215	7,439
Series 2021 A:
4% 4/1/44	8,990	8,720
4% 4/1/46	9,860	9,510
Miami-Dade County Expressway Auth.:
Series 2010 A, 5% 7/1/40	7,965	7,967
Series 2016 A:
5% 7/1/32	3,865	3,941
5% 7/1/33	3,205	3,267
Series A:
5% 7/1/31	1,455	1,485
5% 7/1/34	970	988
Miami-Dade County Gen. Oblig. Series 2016 A:
5% 7/1/29	10,905	11,868
5% 7/1/31	11,690	12,915
Miami-Dade County Indl. Dev. Auth. Solid Waste Disp. Rev. Bonds:
(Waste Mgmt., Inc. Proj.) Series 2018 A, 0.000% x SIFMA Municipal Swap Index 4.255%, tender 7/1/24 (b)(c)(h)	9,620	9,619
Series 2018 B, SIFMA Municipal Swap Index + 0.000% 4.255%, tender 7/5/24 (b)(c)(h)	12,500	12,499
Miami-Dade County School Board Ctfs. of Prtn.:
Series 2014 D:
5% 11/1/24	11,340	11,391
5% 11/1/25	11,880	11,935
5% 11/1/26	7,720	7,748
Series 2015 A, 5% 5/1/27 (Assured Guaranty Muni. Corp. Insured)	4,100	4,148
Series 2015 B, 5% 5/1/28	13,295	13,433
Series 2015 D:
5% 2/1/29	3,935	4,023
5% 2/1/30	6,310	6,451
Series 2016 A, 5% 5/1/31	19,200	19,693
Orange County Health Facilities Auth. Series 2023 A:
5% 10/1/32	1,605	1,794
5% 10/1/33	750	853
5% 10/1/34	1,000	1,130
5% 10/1/35	1,000	1,125
5% 10/1/36	600	673
Orange County School Board Ctfs. of Prtn.:
Series 2015 C, 5% 8/1/29 (Pre-Refunded to 8/1/25 @ 100)	6,800	6,923
Series 2024 A, 5% 8/1/34	35,000	40,762
Orlando Utils. Commission Util. Sys. Rev. Series 2012 A, 5% 10/1/25	875	893
Palm Beach County Health Facilities Auth. Hosp. Rev. Series 2014, 5% 12/1/24 (Escrowed to Maturity)	660	663
Palm Beach County Health Facilities Auth. Rev. Series 2015 C:
5% 5/15/25	1,805	1,803
5% 5/15/30	1,670	1,672
Palm Beach County School Board Ctfs. of Prtn.:
Series 2014 B, 5% 8/1/25	3,110	3,167
Series 2015 B:
5% 8/1/25	1,580	1,609
5% 8/1/26	10,160	10,328
5% 8/1/27	8,045	8,177
5% 8/1/28	5,325	5,401
Series 2015 D:
5% 8/1/26	23,370	23,757
5% 8/1/27	10,595	10,768
5% 8/1/28	3,620	3,672
Series 2017 A, 5% 8/1/26	21,905	22,668
Series 2018 A:
5% 8/1/24	1,270	1,271
5% 8/1/26	1,880	1,946
Series 2021 A:
5% 8/1/38	3,720	4,126
5% 8/1/39	7,440	8,228
Pasco County Gen. Oblig. (Jail Projs.) Series 2021 B:
5% 10/1/32	2,175	2,431
5% 10/1/34	2,400	2,680
5% 10/1/38	2,905	3,189
5% 10/1/39	3,060	3,344
5% 10/1/40	3,215	3,494
Pasco County School Board Ctfs. of Prtn. Series 2020 C:
5% 8/1/33 (Assured Guaranty Muni. Corp. Insured)	3,000	3,300
5% 8/1/34 (Assured Guaranty Muni. Corp. Insured)	2,250	2,456
Pinellas County Idr (Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc. Proj.) Series 2019:
5% 7/1/29	815	833
5% 7/1/39	1,000	1,011
Seminole County School Board Ctfs. of Prtn. Series 2016 C, 5% 7/1/24	1,700	1,700
South Florida Wtr. Mgmt. District Ctfs. of Prtn. Series 2015, 5% 10/1/30	3,885	3,978
South Miami Health Facilities Auth. Hosp. Rev. (Baptist Med. Ctr., FL. Proj.) Series 2017:
5% 8/15/24	2,460	2,464
5% 8/15/25	3,980	4,048
Tallahassee Health Facilities Rev. Series 2015 A, 5% 12/1/40	1,750	1,753
Tampa Bay Wtr. Reg'l. Wtr. Supply Auth. Util. Sys. Rev. Series 2001 A, 6% 10/1/29	2,430	2,781
Tampa Hosp. Rev. (H. Lee Moffitt Cancer Ctr. Proj.) Series 2020 B, 4% 7/1/45	8,220	7,875
Village Cmnty. Dev. District No. 15 Series 2023:
4.25% 5/1/28 (e)	700	704
4.375% 5/1/33 (e)	1,000	1,012
4.85% 5/1/38 (e)	1,000	1,022
Volusia County Edl. Facilities Auth. Rev. (Embry-Riddle Aeronautical Univ., Inc. Proj.) Series 2020 A:
4% 10/15/35	400	405
4% 10/15/36	375	378
4% 10/15/38	750	751
4% 10/15/39	1,000	993
5% 10/15/44	1,365	1,418
Volusia County School Board Ctfs. of Prtn.:
(Florida Master Lease Prog.) Series 2016 A, 5% 8/1/32 (Build America Mutual Assurance Insured)	4,855	4,951
Series 2019, 5% 8/1/24	1,800	1,802
TOTAL FLORIDA		847,304
Georgia - 4.3%
Atlanta Arpt. Passenger Facilities Charge Rev. Series 2023 E:
5% 7/1/37 (c)	3,750	4,074
5% 7/1/38 (c)	2,750	2,970
5% 7/1/40 (c)	1,565	1,686
Atlanta Arpt. Rev.:
Series 2020 A:
5% 7/1/26	4,290	4,438
5% 7/1/27	9,365	9,868
Series 2021 C:
4% 7/1/38 (c)	745	745
5% 7/1/25 (c)	710	719
5% 7/1/32 (c)	1,750	1,889
5% 7/1/33 (c)	1,050	1,132
5% 7/1/34 (c)	750	808
5% 7/1/35 (c)	1,000	1,078
5% 7/1/36 (c)	1,050	1,129
5% 7/1/37 (c)	1,115	1,193
Atlanta Gen. Oblig. Series 2022 A1, 5% 12/1/34	2,250	2,582
Atlanta Wtr. & Wastewtr. Rev. Series 2015:
5% 11/1/27	970	983
5% 11/1/29	2,430	2,462
Bartow County Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Bowen Proj.):
Series 2009, 3.95%, tender 3/8/28 (b)	19,870	20,188
Series 2013, 2.875%, tender 8/19/25 (b)	11,435	11,268
Brookhaven Dev. Auth. Rev. Series 2019 A:
5% 7/1/24	1,750	1,750
5% 7/1/27	1,500	1,578
5% 7/1/38	2,000	2,142
5% 7/1/39	1,250	1,332
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Vogtle Proj.):
Series 2008 2, 3.375%, tender 3/12/27 (b)	5,685	5,641
Series 2012:
1.7%, tender 8/22/24 (b)	9,660	9,613
2.875%, tender 8/19/25 (b)	3,575	3,523
Columbus Med. Ctr. Hosp. Auth. Bonds (Piedmont Healthcare, Inc. Proj.):
Series 2019 A, 5%, tender 7/1/26 (b)	12,665	12,880
Series 2019 B, 5%, tender 7/1/29 (b)	10,100	10,665
DeKalb Private Hosp. Auth. Rev. Series 2019 B:
5% 7/1/24	1,000	1,000
5% 7/1/26	1,000	1,033
5% 7/1/28	2,000	2,139
Fulton County Dev. Auth. Rev.:
Series 2019 C:
5% 7/1/27	3,035	3,192
5% 7/1/36	1,300	1,402
5% 7/1/37	1,600	1,720
5% 7/1/39	1,250	1,332
Series 2019, 5% 6/15/44	2,365	2,473
Gainesville & Hall County Hosp. Auth. Rev. Series 2020 A, 4% 2/15/37	1,080	1,088
Georgia Gen. Oblig. Series 2020 A:
4% 8/1/34	8,545	8,960
4% 8/1/35	15,000	15,692
Georgia Muni. Elec. Auth. Pwr. Rev.:
Series 2019 A:
5% 1/1/27	990	1,023
5% 1/1/28	520	544
5% 1/1/29	1,140	1,210
5% 1/1/31	700	742
5% 1/1/32	515	546
5% 1/1/33	1,200	1,272
Series 2020 A:
4% 1/1/34	1,870	1,908
5% 11/1/27	600	628
5% 11/1/28	820	868
5% 11/1/29	935	1,004
5% 1/1/31	1,250	1,361
5% 1/1/31	1,000	1,089
5% 1/1/32	1,150	1,253
5% 1/1/32	1,000	1,089
5% 1/1/33	1,000	1,089
5% 1/1/35	2,000	2,178
Series 2021 A:
4% 1/1/46 (Assured Guaranty Muni. Corp. Insured)	1,710	1,691
4% 1/1/46 (Assured Guaranty Muni. Corp. Insured)	1,100	1,088
4% 1/1/51	630	563
5% 1/1/56	1,635	1,681
5% 1/1/56	560	567
5% 1/1/56	820	843
5% 1/1/62 (Assured Guaranty Muni. Corp. Insured)	3,345	3,454
5% 1/1/63	1,485	1,503
Series 2022 A, 5% 7/1/37 (Assured Guaranty Muni. Corp. Insured)	2,845	3,133
Series 2023 A:
5% 7/1/33 (Assured Guaranty Muni. Corp. Insured)	360	401
5% 7/1/34 (Assured Guaranty Muni. Corp. Insured)	1,000	1,114
5% 7/1/34 (Assured Guaranty Muni. Corp. Insured)	365	407
5% 7/1/35 (Assured Guaranty Muni. Corp. Insured)	845	941
5% 7/1/35 (Assured Guaranty Muni. Corp. Insured)	310	345
5% 7/1/36 (Assured Guaranty Muni. Corp. Insured)	650	722
5% 7/1/36 (Assured Guaranty Muni. Corp. Insured)	450	500
5% 7/1/37 (Assured Guaranty Muni. Corp. Insured)	495	548
5% 7/1/38 (Assured Guaranty Muni. Corp. Insured)	1,230	1,353
5% 7/1/38 (Assured Guaranty Muni. Corp. Insured)	435	479
5% 7/1/39 (Assured Guaranty Muni. Corp. Insured)	500	548
Series GG:
5% 1/1/25	1,215	1,216
5% 1/1/26	4,855	4,858
Georgia Muni. Gas Auth. Rev. (Gas Portfolio III Proj.) Series 2014 U, 5% 10/1/24	1,360	1,364
Glynn-Brunswick Memorial Hosp. Auth. Rev. (Southeast Georgia Health Sys. Proj.) Series 2020, 4% 8/1/38	2,000	1,868
Main Street Natural Gas, Inc.:
Bonds:
Series 2019 B, 4%, tender 12/2/24 (b)	26,260	26,272
Series 2021 A, 4%, tender 9/1/27 (b)	49,740	49,943
Series 2021 C, 4%, tender 12/1/28 (b)	8,420	8,447
Series 2022 B, 5%, tender 6/1/29 (b)	34,655	36,333
Series 2022 E, 4%, tender 12/1/29 (b)	28,790	28,886
Series 2023 B, 5%, tender 3/1/30 (b)	14,245	15,110
Series 2023 C, 5%, tender 9/1/30 (b)	17,055	18,107
Series 2023 D, 5%, tender 12/1/30 (b)	28,360	30,042
Series 2024 A1, 5%, tender 9/1/31 (b)	23,555	25,011
Series 2024 B, 5%, tender 3/1/32 (b)	16,235	17,202
Series 2024 C, 5%, tender 12/1/31 (b)	9,100	9,601
Series 2022 A, 4% 12/1/29	3,515	3,420
Monroe County Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Scherer Proj.):
Series 2009, 3.875%, tender 3/6/26 (b)	2,150	2,157
Series 2012, 3.875%, tender 3/6/26 (b)	2,785	2,794
Series 2023:
3.875%, tender 3/6/26 (b)	3,500	3,512
3.875%, tender 3/6/26 (b)	3,500	3,512
Private Colleges & Univs. Auth. Rev.:
(The Savannah College of Art & Design Projs.) Series 2021:
4% 4/1/39	955	958
4% 4/1/41	1,500	1,493
5% 4/1/32	800	876
5% 4/1/34	2,420	2,648
Series 2020 B, 5% 9/1/34	3,500	3,861
TOTAL GEORGIA		497,543
Hawaii - 0.6%
Hawaii Arpts. Sys. Rev. Series 2020 A:
4% 7/1/36 (c)	925	920
4% 7/1/37 (c)	1,385	1,383
4% 7/1/38 (c)	1,400	1,400
4% 7/1/39 (c)	1,500	1,477
4% 7/1/40 (c)	535	526
5% 7/1/33 (c)	6,795	7,249
Hawaii Gen. Oblig.:
Series 2019 FW:
5% 1/1/31	1,250	1,348
5% 1/1/35	5,000	5,404
Series 2019, 5% 1/1/30	5,140	5,541
Series 2020 A:
4% 7/1/33 (c)	1,000	1,005
4% 7/1/35 (c)	280	281
Honolulu City & County Gen. Oblig.:
Series 2017 D, 5% 9/1/26	3,110	3,228
Series 2019 A:
5% 9/1/27	2,000	2,114
5% 9/1/30	6,500	6,977
Series 2019 D, 5% 8/1/26	4,500	4,664
Series 2020 F:
5% 7/1/33	1,955	2,162
5% 7/1/34	860	951
Series 2022 A:
5% 11/1/25	2,620	2,682
5% 11/1/26	700	729
5% 11/1/27	2,630	2,788
5% 11/1/28	4,210	4,543
Series C:
4% 7/1/34	850	875
4% 7/1/37	750	766
4% 7/1/39	1,200	1,217
4% 7/1/40	1,250	1,261
Univ. Hawaii Rev.:
Series 2020 B:
5% 10/1/29	4,695	5,123
5% 10/1/30	4,280	4,743
Series 2020 D, 5% 10/1/29	1,025	1,118
TOTAL HAWAII		72,475
Idaho - 0.1%
Idaho Hsg. & Fin. Assoc. Single Family Mtg.:
(Idaho St Garvee Proj.) Series 2017 A:
5% 7/15/24	1,260	1,261
5% 7/15/25	1,260	1,281
5% 7/15/27	3,140	3,299
Series 2019 A, 4% 1/1/50	555	552
Series 2021 A:
4% 7/15/36	2,250	2,298
4% 7/15/37	750	762
4% 7/15/38	1,750	1,765
4% 7/15/39	1,500	1,509
TOTAL IDAHO		12,727
Illinois - 10.7%
Champaign County Cmnty. Unit Series 2020 A:
0% 1/1/26	800	752
0% 1/1/28	575	497
Chicago Board of Ed.:
Series 2012 A, 5% 12/1/42	1,880	1,880
Series 2015 C, 5.25% 12/1/39	1,455	1,455
Series 2016 B, 6.5% 12/1/46	700	727
Series 2017 A, 7% 12/1/46 (e)	2,400	2,585
Series 2017 C, 5% 12/1/26	905	926
Series 2017 D, 5% 12/1/27	2,500	2,576
Series 2017 H:
5% 12/1/36	5,215	5,320
5% 12/1/46	3,275	3,282
Series 2018 A:
5% 12/1/24	560	562
5% 12/1/27	6,280	6,472
5% 12/1/33	700	723
5% 12/1/34	1,400	1,445
Series 2018 C:
5% 12/1/24	725	728
5% 12/1/26	4,625	4,731
5% 12/1/46	6,495	6,513
Series 2019 A:
5% 12/1/24	2,300	2,308
5% 12/1/28	6,520	6,775
5% 12/1/28	510	530
5% 12/1/29	930	973
5% 12/1/30	1,335	1,391
5% 12/1/30	900	938
5% 12/1/32	1,250	1,299
Series 2021 B, 5% 12/1/31	3,250	3,422
Series 2022 A, 5% 12/1/47	11,070	11,165
Chicago Gen. Oblig.:
Series 2019 A, 5.5% 1/1/35	2,000	2,133
Series 2020 A, 5% 1/1/31	1,600	1,699
Series 2021 A:
5% 1/1/31	7,690	8,257
5% 1/1/34	4,995	5,345
Series 2023 A:
4% 1/1/35	8,000	8,012
5% 1/1/34	7,000	7,561
5% 1/1/35	2,460	2,651
5.25% 1/1/36	1,500	1,633
Chicago Midway Arpt. Rev.:
Series 2016 A:
5% 1/1/29 (c)	2,155	2,180
5% 1/1/30 (c)	3,290	3,331
5% 1/1/31 (c)	3,850	3,899
Series 2023:
5% 1/1/32 (Build America Mutual Assurance Insured) (c)	9,830	10,631
5% 1/1/33 (Build America Mutual Assurance Insured) (c)	3,000	3,272
Series 2024 A:
5% 1/1/29 (c)	1,000	1,047
5% 1/1/30 (c)	2,000	2,108
5% 1/1/31 (c)	3,080	3,277
5% 1/1/32 (c)	3,400	3,647
5% 1/1/33 (c)	3,745	4,048
5% 1/1/35 (c)	2,000	2,192
Series 2024, 5% 1/1/34 (c)	2,000	2,177
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2015 B, 5% 1/1/32	5,235	5,259
Series 2016 C:
5% 1/1/25	2,285	2,303
5% 1/1/26	1,940	1,992
5% 1/1/33	2,305	2,347
5% 1/1/34	2,670	2,718
Series 2016 D, 5% 1/1/52	6,740	6,839
Series 2017 D:
5% 1/1/27 (c)	2,415	2,479
5% 1/1/28 (c)	460	472
5% 1/1/31 (c)	2,850	2,914
5% 1/1/33 (c)	1,455	1,488
Series 2018 A:
5% 1/1/48 (c)	3,585	3,627
5% 1/1/53 (c)	6,110	6,150
Series 2020 A, 4% 1/1/36 (Assured Guaranty Muni. Corp. Insured)	5,000	5,117
Series 2023:
5% 1/1/37 (Build America Mutual Assurance Insured)	1,330	1,463
5.25% 1/1/39 (Build America Mutual Assurance Insured)	1,195	1,330
5.25% 1/1/40 (Build America Mutual Assurance Insured)	1,700	1,881
Chicago O'Hare Int'l. Arpt. Spl. Facilities Rev. Series 2018, 5% 7/1/38 (c)	2,470	2,521
Chicago Transit Auth. Cap. Grant Receipts Rev. Series 2021:
5% 6/1/27	2,250	2,334
5% 6/1/28	2,500	2,621
Cook County Gen. Oblig.:
Series 2021 A:
5% 11/15/24	1,150	1,155
5% 11/15/25	1,150	1,174
5% 11/15/26	2,300	2,387
Series 2021 B:
4% 11/15/26	1,575	1,598
4% 11/15/27	1,585	1,615
4% 11/15/28	795	813
Series 2022 A:
5% 11/15/29	4,365	4,740
5% 11/15/33	1,425	1,593
Cook County Ill High School District # Series 2021 A:
2% 12/15/33	1,125	917
2% 12/15/34	1,165	937
Cook County Sales Tax Rev.:
Series 2022 B, 5% 11/15/32	405	450
Series 2022 B, 5% 11/15/34	300	332
Series 2022 B:
5% 11/15/35	850	939
5% 11/15/36	1,725	1,900
Cook, Kane Lake & McHenry Countys Cmnty. College District #512 Series 2017 B, 5% 12/1/24	5,140	5,166
Grundy & Will Counties Cmnty. School Gen. Oblig. Series 2018:
5% 2/1/29	935	970
5% 2/1/29 (Pre-Refunded to 2/1/27 @ 100)	255	266
Illinois Fin. Auth.:
Bonds Series 2021 B, 5%, tender 8/15/31 (b)	2,940	3,207
Series 2020 A:
5% 8/15/30	2,170	2,377
5% 8/15/31	1,060	1,167
5% 8/15/32	1,500	1,648
5% 8/15/33	1,250	1,369
Series 2021 A:
3% 8/15/48	3,335	2,537
4% 7/15/39	1,500	1,501
Series 2022 A:
5% 8/15/38	2,700	2,952
5% 8/15/39	3,300	3,598
5.5% 10/1/47	1,680	1,731
Series 2023 A:
5% 5/15/35	625	716
5% 5/15/36	400	457
5% 5/15/38	465	527
5% 5/15/40	2,500	2,798
Series 2024 A:
5% 4/1/31	7,100	7,908
5% 4/1/32	12,760	14,404
5% 4/1/33	3,045	3,481
5% 4/1/34	13,000	15,045
5.25% 4/1/41	625	713
5.25% 4/1/42	700	795
Illinois Fin. Auth. Rev.:
(Bradley Univ. Proj.) Series 2017 C, 5% 8/1/24	1,480	1,481
(Centegra Health Sys. Proj.) Series 2014 A, 5% 9/1/34 (Pre-Refunded to 9/1/24 @ 100)	585	586
(Northwestern Memorial Hosp.,IL. Proj.) Series 2017 A:
5% 7/15/25	1,385	1,407
5% 7/15/26	1,940	2,001
5% 7/15/28	2,040	2,156
(OSF Healthcare Sys.) Series 2018 A:
5% 5/15/29	9,870	10,286
5% 5/15/30	9,845	10,268
5% 5/15/31	21,400	22,345
(Presence Health Proj.) Series 2016 C:
5% 2/15/26	2,590	2,661
5% 2/15/28	6,800	7,038
5% 2/15/29	10,570	10,946
5% 2/15/36	2,200	2,280
(Rosalind Franklin Univ. Research Bldg. Proj.) Series 2017 C, 5% 8/1/49	845	849
(Rush Univ. Med. Ctr. Proj.) Series 2015 A, 5% 11/15/34	1,980	1,991
(Silver Cross Health Sys. Proj.) Series 2015 C, 5% 8/15/27	875	884
Series 2013:
5% 11/15/26	2,600	2,601
5% 11/15/29	780	780
Series 2015 A:
5% 5/15/25	760	759
5% 11/15/27	1,015	1,030
5% 11/15/28	1,215	1,232
5% 11/15/29	1,830	1,855
5% 11/15/32	3,375	3,406
5% 11/15/35	1,500	1,510
Series 2015 B, 5% 11/15/26	2,940	2,971
Series 2016 A:
5% 2/15/25	995	1,002
5% 2/15/26	1,455	1,485
5% 7/1/30 (Pre-Refunded to 7/1/26 @ 100)	2,545	2,629
5% 8/15/33 (Pre-Refunded to 8/15/26 @ 100)	3,205	3,301
5% 7/1/36 (Pre-Refunded to 7/1/26 @ 100)	5,715	5,905
5% 2/15/45	1,600	1,614
Series 2016 C:
3.75% 2/15/34	2,705	2,620
4% 2/15/36	5,330	5,293
4% 2/15/41	4,915	4,801
5% 2/15/31	1,650	1,709
5% 2/15/32	12,195	12,632
5% 2/15/33	4,855	5,029
5% 2/15/41	6,865	7,026
Series 2016:
4% 2/15/41 (Pre-Refunded to 2/15/27 @ 100)	35	35
5% 5/15/28	2,380	2,431
5% 5/15/29	1,330	1,357
5% 12/1/29	1,755	1,790
5% 12/1/33	1,900	1,935
Series 2017 A, 5% 8/1/47	750	755
Series 2017:
5% 7/1/29	5,030	5,223
5% 1/1/30	4,855	5,043
5% 7/1/31	8,630	8,965
Series 2018 A, 5% 5/15/32	9,255	9,668
Series 2019:
4% 9/1/35	1,000	896
5% 9/1/29	650	652
5% 9/1/31	500	501
5% 9/1/32	1,000	1,000
5% 9/1/34	1,100	1,092
Illinois Gen. Oblig.:
Series 2006, 5.5% 1/1/28	1,410	1,501
Series 2014:
5% 2/1/26	2,195	2,197
5% 2/1/27	2,590	2,592
5% 4/1/28	2,070	2,072
5% 5/1/28	910	911
5% 5/1/32	2,430	2,432
5% 5/1/33	6,410	6,413
5.25% 2/1/31	10,195	10,204
Series 2016:
4% 2/1/30 (Assured Guaranty Muni. Corp. Insured)	12,435	12,562
5% 6/1/25	7,620	7,715
5% 6/1/26	1,035	1,062
5% 2/1/27	8,355	8,647
5% 2/1/28	5,965	6,167
5% 2/1/29	5,605	5,794
5% 1/1/33	1,085	1,101
5% 1/1/35	3,600	3,650
5% 1/1/41	2,100	2,119
5% 11/1/41	3,900	3,949
Series 2017 A, 5% 12/1/38	1,250	1,289
Series 2017 D, 5% 11/1/25	12,765	13,001
Series 2019 B, 5% 9/1/24	5,580	5,590
Series 2020 B:
4% 10/1/32	3,610	3,632
5% 10/1/30	11,425	12,356
Series 2020 C, 4.125% 10/1/36	1,500	1,521
Series 2021 A:
5% 3/1/27	2,725	2,822
5% 3/1/30	2,000	2,149
Series 2022 A:
5% 3/1/30	10,690	11,488
5% 3/1/35	8,775	9,600
5.25% 3/1/37	4,590	5,099
Series 2022 B:
5% 3/1/29	3,650	3,880
5% 3/1/30	15,000	16,120
5% 3/1/31	23,510	25,542
5% 3/1/32	6,160	6,751
5% 3/1/33	14,300	15,666
5% 3/1/34	30,000	32,844
5% 3/1/36	18,040	19,713
Series 2023 B:
5% 5/1/29	885	942
5.25% 5/1/40	2,585	2,842
5.25% 5/1/42	9,000	9,809
Series 2023 C, 5% 5/1/28	5,000	5,266
Series 2023 D:
5% 7/1/29	22,070	23,546
5% 7/1/35	33,175	36,402
Series 2024 B:
5% 5/1/34	5,480	6,122
5% 5/1/36	5,000	5,572
5% 5/1/40	1,915	2,097
5% 5/1/41	6,000	6,535
5.25% 5/1/42	3,670	4,069
5.25% 5/1/44	3,290	3,611
Illinois Hsg. Dev. Auth. Series 2022 A, 3.5% 4/1/52	12,005	11,748
Illinois Hsg. Dev. Auth. Multi-family Hsg. Rev. Series 2019, 2.9% 7/1/35	8,444	7,310
Illinois Hsg. Dev. Auth. Rev.:
Series 2016 C, 2.9% 8/1/31	1,825	1,648
Series 2019 C, 5% 4/1/28	1,200	1,260
Series 2019 D, 2.7% 10/1/34	1,870	1,647
Series D, 3.75% 4/1/50	1,250	1,235
Illinois Muni. Elec. Agcy. Pwr. Supply Series 2015 A:
5% 2/1/28	9,710	9,825
5% 2/1/31	3,465	3,504
Illinois Sales Tax Rev.:
Series 2021 C:
5% 6/15/25	985	996
5% 6/15/26	1,500	1,536
5% 6/15/27	3,000	3,116
Series 2024 A:
5% 6/15/25	11,035	11,160
5% 6/15/26	21,960	22,484
5% 6/15/27	22,070	22,921
5% 6/15/28	22,070	23,231
5% 6/15/31	16,485	18,023
5% 6/15/32	13,830	15,283
5% 6/15/33	11,555	12,897
5% 6/15/34	8,415	9,482
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2016 A, 5% 12/1/31	1,735	1,766
Series 2019 A, 5% 1/1/44	3,730	3,888
Series 2019 C, 5% 1/1/31	4,350	4,763
Series 2024 A:
5% 1/1/28	1,250	1,326
5% 1/1/29	1,400	1,505
5% 1/1/30	235	256
5% 1/1/31	460	508
Series A:
5% 1/1/39	2,100	2,300
5% 1/1/41	4,580	4,984
Series C:
5% 1/1/25	3,900	3,932
5% 1/1/26	4,650	4,777
Kane, McHenry, Cook & DeKalb Counties Unit School District #300:
Series 2015, 5% 1/1/26	8,660	8,707
Series 2017, 5% 1/1/29	1,790	1,865
Lake County Forest Preservation District Series 2021, 2% 12/15/33	1,000	819
McHenry County Cmnty. School District #200 Series 2006 B:
0% 1/15/25	7,510	7,349
0% 1/15/26	5,645	5,316
McHenry County Conservation District Gen. Oblig. Series 2014, 5% 2/1/27	5,825	5,867
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.) Series 2010 B1:
0% 6/15/46 (Assured Guaranty Muni. Corp. Insured)	2,160	776
0% 6/15/47 (Assured Guaranty Muni. Corp. Insured)	3,985	1,350
Series 1994:
0% 6/15/28	2,185	1,873
0% 6/15/29 (FGIC Insured)	2,595	2,124
Series 2002 A, 0% 6/15/31	1,755	1,336
Series 2002:
0% 12/15/29 (Assured Guaranty Muni. Corp. Insured) (Nat'l. Pub. Fin. Guarantee Corp. Insured)	9,965	8,069
0% 12/15/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	15,070	12,099
0% 12/15/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,835	2,094
Series 2020 A, 5% 6/15/50	38,595	39,884
Series 2022 A:
0% 6/15/36	1,350	816
0% 6/15/37	1,395	804
0% 12/15/37	4,240	2,379
0% 6/15/38	1,500	816
0% 12/15/38	1,500	794
0% 6/15/39	1,750	898
Schaumburg Village Gen. Oblig. Series 2023, 4% 12/1/32	11,240	11,780
St Clair County Ill Cmnty. Unit:
Series 2024 A:
5% 1/1/34 (Assured Guaranty Muni. Corp. Insured)	275	310
5% 1/1/35 (Assured Guaranty Muni. Corp. Insured)	250	281
5% 1/1/36 (Assured Guaranty Muni. Corp. Insured)	225	252
5% 1/1/37 (Assured Guaranty Muni. Corp. Insured)	315	352
5% 1/1/38 (Assured Guaranty Muni. Corp. Insured)	250	278
5% 1/1/39 (Assured Guaranty Muni. Corp. Insured)	350	386
Series 2024 B:
5% 1/1/35 (Assured Guaranty Muni. Corp. Insured)	525	573
5% 1/1/36 (Assured Guaranty Muni. Corp. Insured)	260	283
5% 1/1/37 (Assured Guaranty Muni. Corp. Insured)	215	233
5% 1/1/38 (Assured Guaranty Muni. Corp. Insured)	230	248
5% 1/1/39 (Assured Guaranty Muni. Corp. Insured)	230	246
Univ. of Illinois Auxilia Series 2024 A:
5.25% 4/1/41	4,300	4,898
5.25% 4/1/42	5,275	5,970
5.25% 4/1/43	5,130	5,774
5.25% 4/1/44	1,845	2,068
Univ. of Illinois Rev. Series 2023:
5% 10/1/33	1,300	1,421
5% 10/1/34	870	951
5% 10/1/35	885	963
5% 10/1/36	530	575
Will County Cmnty. Unit School District #365-U Series 2007:
0% 11/1/26	815	752
0% 11/1/26 (Assured Guaranty Muni. Corp. Insured)	4,785	4,376
TOTAL ILLINOIS		1,225,805
Indiana - 1.0%
Indiana Dev. Fin. Auth. Envir. Rev. Bonds:
Series 2009 A2, 3.75%, tender 6/1/27 (b)(c)	3,650	3,624
Series 2022 A1, 4.5%, tender 6/1/32 (b)(c)	3,200	3,187
Indiana Fin. Auth. Envir. Facilities Rev. Bonds (Indianapolis Pwr. & Lt. Co. Proj.):
Series 2020 A, 0.75%, tender 4/1/26 (b)	1,550	1,437
Series 2020 B, 0.95%, tender 4/1/26 (b)(c)	2,750	2,563
Indiana Fin. Auth. Health Sys. Rev. Bonds Series 2019 B, 2.25%, tender 7/1/25 (b)	5,045	4,949
Indiana Fin. Auth. Hosp. Rev. Bonds Series 2011 L, 0.7%, tender 1/1/26 (b)	24,895	23,729
Indiana Fin. Auth. Rev.:
(Cmnty. Foundation of Northwest Indiana Obligated Group) Series 2016, 5% 9/1/25	970	985
Series 2015, 5% 3/1/36	8,060	8,113
Series 2016:
5% 9/1/26	970	999
5% 9/1/29	485	499
5% 9/1/36	2,090	2,148
Indiana Fin. Auth. Wastewtr. Util. Rev. (CWA Auth. Proj.) Series 2015 A, 5% 10/1/26	2,405	2,414
Indiana Hsg. & Cmnty. Dev. Auth.:
(Glasswater Creek of Whitestown Proj.) Series 2020, 5.375% 10/1/40 (e)	3,640	3,105
Series 2021 B, 3% 7/1/50	2,125	2,060
Series A, 3% 7/1/51	1,445	1,403
Indianapolis Local Pub. Impt.:
(Indianapolis Arpt. Auth. Proj.) Series 2019 D, 5% 1/1/25 (c)	4,710	4,733
Series 2022 G2:
5% 1/1/32 (c)	550	595
5% 1/1/33 (c)	875	947
5% 1/1/34 (c)	750	812
5% 1/1/35 (c)	850	921
5.25% 1/1/36 (c)	1,000	1,109
5.25% 1/1/37 (c)	850	940
5.25% 1/1/38 (c)	1,000	1,102
5.25% 1/1/39 (c)	2,075	2,271
Indianapolis Thermal Energy Sys. Series 2016 A:
5% 10/1/24	10,585	10,618
5% 10/1/25	11,400	11,617
Saint Joseph County Econ. Dev. Auth. Rev. (St. Mary's College Proj.) Series 2020:
5% 4/1/29	1,185	1,250
5% 4/1/30	2,220	2,346
5% 4/1/33	1,445	1,532
Whiting Envir. Facilities Rev. Bonds (BP Products North America, Inc. Proj.):
Series 2017, 5%, tender 11/1/24 (b)(c)	2,500	2,505
Series 2019 A, 5%, tender 6/5/26 (b)(c)	12,305	12,533
TOTAL INDIANA		117,046
Iowa - 0.5%
Des Moines Iowa:
Series 2020 A, 2% 6/1/31	1,295	1,113
Series 2021 F, 2% 6/1/34	3,310	2,635
Iowa Fin. Auth. Rev.:
Series 2021 A:
4% 5/15/28	2,355	2,279
4% 5/15/53	1,000	763
Series 2023 B, 7.25% 5/15/38	4,600	5,211
Series A:
5% 5/15/43	1,410	1,348
5% 5/15/48	2,910	2,689
Iowa Fin. Auth. Solid Waste Facilities Bonds (Gevo NW Iowa RNG, LLC Renewable Natural Gas Proj.) Series 2021, 3.875%, tender 4/1/26, LOC Citibank NA (b)(c)	6,125	6,109
Iowa Student Ln. Liquidity Corp. Student Ln. Rev.:
Series 2019 B, 5% 12/1/28 (c)	1,000	1,039
Series 2022 B:
5% 12/1/29 (c)	1,575	1,639
5% 12/1/30 (c)	2,000	2,089
5% 12/1/31 (c)	2,000	2,102
5% 12/1/32 (c)	2,000	2,106
Series 2023 B:
5% 12/1/27 (c)	1,000	1,023
5% 12/1/28 (c)	1,445	1,490
5% 12/1/29 (c)	3,600	3,745
5% 12/1/30 (c)	2,230	2,329
5% 12/1/31 (c)	4,100	4,308
5% 12/1/32 (c)	3,750	3,934
5% 12/1/33 (c)	4,280	4,444
TOTAL IOWA		52,395
Kansas - 0.0%
Wyandotte County/Kansas City Unified Govt. Util. Sys. Rev. Series 2016 A:
5% 9/1/30	970	986
5% 9/1/32	1,115	1,132
TOTAL KANSAS		2,118
Kentucky - 2.3%
Ashland Med. Ctr. Rev. Series 2019:
4% 2/1/33	1,440	1,412
5% 2/1/28	880	910
5% 2/1/29	530	553
5% 2/1/31	460	475
Carroll County Envir. Facilities Rev. Bonds (Kentucky Utils. Co. Proj.) Series 2004 A, 1.75%, tender 9/1/26 (b)(c)	7,955	7,396
Kenton County Arpt. Board Arpt. Rev. Series 2016:
5% 1/1/25	800	806
5% 1/1/26	585	600
5% 1/1/29	1,555	1,586
5% 1/1/30	1,625	1,658
Kentucky Bond Dev. Corp. (Lexington Ctr. Corp. Proj.) Series 2018 A:
5% 9/1/26	1,745	1,802
5% 9/1/28	1,880	1,990
5% 9/1/30	520	552
Kentucky Bond Dev. Corp. Edl. Facilities Series 2021:
4% 6/1/32	460	465
4% 6/1/33	375	379
4% 6/1/35	235	238
4% 6/1/38	570	569
Kentucky Econ. Dev. Fin. Auth. Series 2019 A1, 5% 8/1/32	1,105	1,180
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. Series 2015 A:
5% 6/1/25	1,725	1,726
5% 6/1/26	1,815	1,818
5% 6/1/27	1,910	1,915
5% 6/1/28	2,005	2,011
5% 6/1/29	2,105	2,112
5% 6/1/30	2,215	2,223
Kentucky State Property & Buildings Commission Rev.:
(Kentucky St Proj.):
Series D, 5% 5/1/26	1,180	1,216
Series D:
5% 5/1/27	970	1,013
5% 5/1/28	970	1,010
(Proj. No. 112) Series 2016 B, 5% 11/1/27	16,420	16,991
(Proj. No. 119) Series 2018:
5% 5/1/28	4,855	5,128
5% 5/1/29	565	595
5% 5/1/31	1,425	1,510
Series 2015, 5% 8/1/28	1,035	1,051
Series 2016 A:
5% 2/1/29	5,555	5,677
5% 2/1/30	5,670	5,804
5% 2/1/32	2,230	2,282
5% 2/1/33	2,770	2,833
Series 2016 B, 5% 11/1/26	4,825	4,996
Series 2017, 5% 4/1/27	4,625	4,822
Series A:
5% 11/1/31	2,000	2,124
5% 11/1/32	3,000	3,181
5% 11/1/33	1,500	1,592
Kentucky Tpk. Auth. Econ. Dev. Road Rev. Series 2022 B:
5% 7/1/32	400	447
5% 7/1/34	400	447
Kentucky, Inc. Pub. Energy Bonds:
Series 2024 A, 5%, tender 7/1/30 (b)	17,495	18,339
Series 2024 A1, 5.25%, tender 2/1/32 (b)	32,760	35,369
Series A, 4%, tender 6/1/26 (b)	41,220	41,396
Series C1, 4%, tender 6/1/25 (b)	28,000	28,012
Knott County Indl. Bldg. Rev. Bonds (Solid Waste Proj.) Series 2024, 4%, tender 4/1/25 (b)(c)(e)	8,200	8,190
Louisville & Jefferson County:
Bonds:
Series 2020 C, 5%, tender 10/1/26 (b)	2,595	2,652
Series 2020 D, 5%, tender 10/1/29 (b)	3,700	3,941
Series 2016 A:
5% 10/1/29	17,585	17,937
5% 10/1/32	3,230	3,283
Series 2020 A, 5% 10/1/37	4,300	4,511
Louisville & Jefferson County Metropolitan Govt. Board Wtr. Works Sys. Rev. Series 2022, 5% 11/15/35	2,980	3,383
TOTAL KENTUCKY		264,108
Louisiana - 0.5%
Jefferson Parish Consolidated Sewerage District # 1 Rev. Series 2022:
4% 2/1/35	3,465	3,553
4% 2/1/36	1,960	1,998
4% 2/1/38	1,445	1,458
4% 2/1/39	2,890	2,895
Louisiana Hsg. Corp. Single Fami (Home Ownership Prog.) Series 2023 C, 5.75% 12/1/53	3,890	4,189
Louisiana Pub. Facilities Auth. Rev. Series 2018 E:
5% 7/1/35	1,655	1,760
5% 7/1/36	1,795	1,905
New Orleans Aviation Board Rev.:
(North Term. Proj.):
Series 2015 B:
5% 1/1/25 (c)	2,915	2,929
5% 1/1/27 (c)	2,185	2,194
Series 2017 B:
5% 1/1/29 (c)	390	399
5% 1/1/31 (c)	730	746
5% 1/1/36 (c)	630	643
5% 1/1/37 (c)	485	494
Series 2017 D2:
5% 1/1/26 (c)	730	743
5% 1/1/29 (c)	485	496
5% 1/1/30 (c)	665	680
5% 1/1/32 (c)	1,495	1,527
5% 1/1/35 (c)	1,115	1,139
5% 1/1/38 (c)	570	580
St. John Baptist Parish Rev.:
(Marathon Oil Corp.) Series 2017, 2.2% 6/1/37 (b)	9,665	9,325
Bonds (Marathon Oil Corp.) Series 2017:
2.1%, tender 7/1/24 (b)	4,670	4,670
4.05%, tender 7/1/26 (b)	12,590	12,590
TOTAL LOUISIANA		56,913
Maine - 0.1%
Brunswick Series 2020:
2% 11/1/32	1,095	921
2.125% 11/1/34	1,195	987
2.375% 11/1/37	605	491
Maine Health & Higher Edl. Facilities Auth. Rev. Series 2016 A:
4% 7/1/41	2,030	1,769
4% 7/1/46	2,765	2,263
5% 7/1/41	860	838
5% 7/1/46	865	806
Maine Hsg. Auth. Mtg. Series 2015 A3, 3.5% 11/15/34	1,535	1,452
Maine Tpk. Auth. Tpk. Rev. Series 2015:
5% 7/1/25	2,230	2,270
5% 7/1/27	1,940	1,971
TOTAL MAINE		13,768
Maryland - 1.7%
Anne Arundel County Gen. Oblig. Series 2021, 3% 10/1/36	2,300	2,136
Baltimore County Gen. Oblig.:
Series 2020, 4% 3/1/36	7,310	7,578
Series 2021:
3% 3/1/37	3,205	2,964
5% 3/1/25	1,520	1,538
Series 2023:
5% 3/1/39	5,140	5,831
5% 3/1/39	1,885	2,138
5% 3/1/40	2,385	2,690
5% 3/1/40	1,980	2,233
Baltimore Gen. Oblig. Series 2022 A, 5% 10/15/35	1,475	1,680
Baltimore Proj. Rev.:
Series 2017 C:
5% 7/1/28	3,465	3,601
5% 7/1/31	6,580	6,823
5% 7/1/33	6,635	6,879
Series 2017 D, 5% 7/1/33	5,630	5,837
Maryland Cmnty. Dev. Admin Dept. Hsg. & Cmnty. Dev.:
Series 2019 B, 4% 9/1/49	2,800	2,783
Series 2019 C, 3.5% 3/1/50	2,840	2,794
Series 2023 E, 6.25% 3/1/54	2,500	2,711
Maryland Dept. of Trans.:
Series 2019, 4% 10/1/32	3,600	3,649
Series 2021 B:
5% 8/1/32 (c)	1,250	1,347
5% 8/1/33 (c)	1,000	1,077
5% 8/1/35 (c)	1,850	1,992
5% 8/1/36 (c)	1,000	1,074
Series 2022 A:
5% 12/1/25	1,400	1,435
5% 12/1/28	1,265	1,368
Series 2022 B, 5% 12/1/25	3,500	3,588
Series 2022, 5% 12/1/26	1,205	1,257
Maryland Econ. Dev. Auth. Rev. (Ports America Chesapeake LLC. Proj.) Series 2017 A:
5% 6/1/25	1,455	1,462
5% 6/1/26	1,940	1,978
5% 6/1/27	1,310	1,351
5% 6/1/31	970	1,015
5% 6/1/32	970	1,014
Maryland Econ. Dev. Corp.:
(Port Covington Proj.) Series 2020:
3.25% 9/1/30	500	463
4% 9/1/40	2,095	1,905
4% 9/1/50	2,625	2,177
(Purple Line Lt. Rail Proj.) Series 2022 B:
5% 12/31/36 (c)	3,185	3,372
5% 12/31/37 (c)	2,500	2,636
5% 12/31/38 (c)	2,200	2,308
5% 6/30/39 (c)	3,700	3,874
5% 12/31/39 (c)	1,700	1,780
Maryland Gen. Oblig.:
Series 2021 2A, 5% 8/1/29	26,455	29,013
Series 2021 A:
4% 8/1/35	2,575	2,703
5% 8/1/33	1,810	2,045
Series 2022 2C:
4% 3/1/28	7,595	7,842
5% 3/1/26	11,000	11,328
Maryland Health & Higher Edl. Series 2021 A:
4% 6/1/35	500	485
4% 6/1/46	1,500	1,326
4% 6/1/51	1,000	879
4% 6/1/55	1,000	864
Maryland Health & Higher Edl. Facilities Auth. Rev.:
Series 2015:
5% 7/1/27	1,000	1,010
5% 7/1/28	1,300	1,313
5% 7/1/29	2,200	2,223
5% 7/1/31	1,000	1,010
Series 2016 A:
4% 7/1/42	1,410	1,294
5% 7/1/33	2,185	2,220
5% 7/1/34	1,600	1,628
5% 7/1/35	605	616
5% 7/1/36	1,700	1,729
Maryland Trans. Auth. Trans. Facility Projs. Rev. Series 2020, 5% 7/1/34	5,650	6,241
Washington Metropolitan Area Transit Auth. Series 2021 A:
5% 7/15/24	3,400	3,402
5% 7/15/37	6,750	7,443
Washington Suburban San. District Series 2023, 5% 6/1/41	4,140	4,659
TOTAL MARYLAND		193,611
Massachusetts - 1.6%
Braintree Gen. Oblig. Series 2020, 2% 10/15/35	2,115	1,713
Massachusetts Bay Trans. Auth. Sales Tax Rev.:
Series 2015 A, 5% 7/1/45	1,535	1,549
Series 2016 A, 0% 7/1/32	12,450	9,430
Massachusetts Commonwealth Trans. Fund Rev. (Rail Enhancement Prog.) Series 2021 B:
5% 6/1/38	10,170	10,735
5% 6/1/39	10,765	11,334
Massachusetts Dept. of Trans. Metropolitan Hwy. Sys. Rev. Series A, 5% 1/1/31	7,500	8,127
Massachusetts Dev. Fin. Agcy. Rev.:
(Partners Healthcare Sys., Inc. Proj.) Series 2017 S:
5% 7/1/24	3,885	3,885
5% 7/1/30	3,565	3,765
Bonds Series A1, 5%, tender 1/31/30 (b)	10,135	10,994
Series 2015 O1, 4% 7/1/45	3,395	3,230
Series 2016 A, 4% 7/15/36	11,020	11,108
Series 2016, 5% 10/1/41	3,800	3,832
Series 2017 A, 5% 1/1/40	2,980	3,054
Series 2019 S1, 5% 10/1/25	2,670	2,729
Series 2019:
5% 7/1/30	1,435	1,484
5% 7/1/32	1,040	1,075
Series 2022, 5% 10/1/34	1,750	1,987
Series 2024 D:
5% 7/1/42	2,250	2,491
5% 7/1/43	4,100	4,508
Massachusetts Edl. Fing. Auth. Rev.:
Series 2017 B, 4.25% 7/1/46 (c)	2,300	2,122
Series 2022 B:
5% 7/1/26 (c)	2,600	2,652
5% 7/1/27 (c)	2,350	2,416
5% 7/1/28 (c)	1,775	1,825
5% 7/1/29 (c)	1,925	1,996
5% 7/1/30 (c)	1,000	1,045
5% 7/1/31 (c)	800	842
Series 2023 B:
5% 7/1/31 (c)	8,485	8,933
5% 7/1/33 (c)	2,280	2,400
Massachusetts Gen. Oblig.:
Series 2019 A, 5% 1/1/36	2,560	2,759
Series 2019 B, 5% 7/1/36	1,700	1,830
Series 2021 A, 5% 9/1/25	13,755	14,034
Series 2022 C:
5% 10/1/33	4,785	5,458
5% 10/1/34	6,000	6,844
Series A, 5% 7/1/28	1,100	1,137
Massachusetts Port Auth. Rev.:
Series 2019 A, 5% 7/1/31 (c)	5,000	5,326
Series 2019 C, 5% 7/1/44 (c)	3,000	3,118
Series 2021 E, 5% 7/1/35 (c)	2,400	2,604
Series 2022 A:
5% 7/1/32 (c)	1,500	1,647
5% 7/1/33 (c)	1,025	1,126
5% 7/1/34 (c)	1,350	1,483
Massachusetts Port Auth. Spl. Facilities Rev. (Bosfuel Proj.) Series 2019 A, 5% 7/1/49 (c)	9,190	9,386
Somerville Gen. Oblig. Series 2020, 2% 10/15/37	3,580	2,783
Stoneham Gen. Oblig. Series 2022, 2.125% 1/15/38	3,335	2,623
Univ. of Massachusetts Bldg. Auth. Facilities Rev. Series 2022 1, 5% 11/1/39	2,135	2,397
TOTAL MASSACHUSETTS		185,816
Michigan - 2.6%
Detroit Downtown Dev. Auth. Tax:
(Catalyst Dev. Proj.) Series 2024:
5% 7/1/36	2,000	2,238
5% 7/1/38	2,000	2,216
5% 7/1/39	2,000	2,206
5% 7/1/40	620	679
Catalyst Dev. Proj.) Series 2024, 5% 7/1/37	2,000	2,223
Series 2018 A, 5% 7/1/36 (Assured Guaranty Muni. Corp. Insured)	1,000	1,003
Series A, 5% 7/1/35 (Assured Guaranty Muni. Corp. Insured)	1,200	1,204
Detroit Gen. Oblig. Series 2021 A:
4% 4/1/41	1,575	1,487
4% 4/1/42	600	561
5% 4/1/31	900	956
5% 4/1/33	1,075	1,137
Detroit School District School Bldg. and Site Impt. Series 2005 A, 5.25% 5/1/30 (Assured Guaranty Muni. Corp. Insured)	18,655	20,684
Grand Rapids Pub. Schools:
Series 2016:
5% 5/1/30 (Assured Guaranty Muni. Corp. Insured)	3,400	3,481
5% 5/1/31 (Assured Guaranty Muni. Corp. Insured)	4,855	4,964
5% 5/1/32 (Assured Guaranty Muni. Corp. Insured)	730	746
5% 5/1/33 (Assured Guaranty Muni. Corp. Insured)	3,030	3,097
Series 2017:
5% 5/1/27 (Assured Guaranty Muni. Corp. Insured)	1,310	1,369
5% 5/1/29 (Assured Guaranty Muni. Corp. Insured)	1,890	1,967
Great Lakes Wtr. Auth. Sew Disp. Sys. Series 2022 A:
5% 7/1/33	330	374
5% 7/1/35	745	846
Great Lakes Wtr. Auth. Wtr. Supply Sys. Rev. Series 2022 A:
5% 7/1/33	270	306
5% 7/1/35	3,000	3,406
Kalamazoo Hosp. Fin. Auth. Hosp. Facilities Rev. Series 2016:
5% 5/15/27	3,255	3,333
5% 5/15/27 (Pre-Refunded to 5/15/26 @ 100)	20	21
5% 5/15/28	2,460	2,515
5% 5/15/28 (Pre-Refunded to 5/15/26 @ 100)	15	15
Lake Orion Cmnty. School District Series 2019, 5% 5/1/29	1,685	1,827
Lansing Board of Wtr. & Lt. Util. Rev. Bonds Series 2021 B, 2%, tender 7/1/26 (b)	5,760	5,493
Michigan Bldg. Auth. Rev. (Facilities Prog.) Series 2016 I, 5% 4/15/35	2,720	2,804
Michigan Fin. Auth. Act 38 Facss (The Henry Ford Health Detroit South Campus Central Util. Plant Proj.) Series 2024:
5.25% 2/28/42	1,250	1,351
5.25% 2/28/43	1,600	1,723
Michigan Fin. Auth. Rev.:
(Trinity Health Proj.) Series 2017:
5% 12/1/24	1,700	1,709
5% 12/1/25	2,915	2,978
5% 12/1/26	1,270	1,316
5% 12/1/27	1,215	1,279
5% 12/1/28	1,940	2,040
Bonds:
Series 2015 D2, 1.2%, tender 4/13/28 (b)	1,775	1,573
Series 2019 B, 5%, tender 11/16/26 (b)	5,450	5,581
Series 2019 MI2, 5%, tender 2/1/25 (b)	10,655	10,731
Series 2015 D1:
5% 7/1/27	415	420
5% 7/1/29	970	982
5% 7/1/31	1,165	1,178
5% 7/1/32	970	980
5% 7/1/33	825	833
Series 2016:
5% 11/15/30	4,480	4,603
5% 11/15/32	1,210	1,242
Series 2020 A:
5% 6/1/30	775	838
5% 6/1/31	1,005	1,090
5% 6/1/32	970	1,052
5% 6/1/33	1,745	1,891
Series 2020, 5% 6/1/40	2,340	2,439
Series 2022:
5% 4/15/32	8,285	9,213
5% 4/15/33	5,065	5,621
5% 4/15/34	2,530	2,809
5% 4/15/35	1,445	1,605
Michigan Gen. Oblig. Series 2016, 5% 3/15/27	3,230	3,383
Michigan Hosp. Fin. Auth. Rev.:
(Trinity Health Proj.) Series 2008 C:
5% 12/1/24	1,455	1,463
5% 12/1/25	1,260	1,287
5% 12/1/26	1,940	2,011
5% 12/1/27	1,295	1,364
5% 12/1/28	2,040	2,145
Bonds Series 2010 F3, 4%, tender 7/1/24 (b)	23,785	23,785
Michigan Hsg. Dev. Auth. Single Family Mtg. Rev.:
Series 2021 A, 3% 6/1/52	4,890	4,718
Series 2022 D, 5.5% 6/1/53	10,385	10,866
Series A, 3.5% 12/1/50	2,340	2,298
Michigan State Univ. Revs. Series 2024 A:
5% 8/15/33	1,375	1,585
5% 8/15/35	3,000	3,494
5% 8/15/37	2,000	2,312
5% 8/15/38	2,000	2,297
Michigan Strategic Fund Exempt Facilities Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2001, 0.58%, tender 8/1/24 (b)(c)	3,350	3,339
Michigan Strategic Fund Ltd. Oblig. Rev. Bonds:
(Consumer Energy Co. Proj.) Series 2019, 1.8%, tender 10/1/24 (b)(c)	8,110	8,053
(DTE Elec. Co. Exempt Facilities Proj.) Series 2023 DT, 3.875%, tender 6/3/30 (b)(c)	3,500	3,540
Michigan Technological Univ. Series 2021:
4% 10/1/41	1,450	1,417
5% 10/1/30	1,645	1,808
5% 10/1/31	1,250	1,385
5% 10/1/32	1,250	1,385
5% 10/1/33	1,325	1,479
5% 10/1/34	1,405	1,563
Oakland Univ. Rev.:
Series 2022 A:
5% 3/1/26	480	492
5% 3/1/33	1,000	1,106
5% 3/1/34	1,905	2,102
5% 3/1/35	2,000	2,202
5% 3/1/36	2,095	2,303
5% 3/1/37	2,200	2,411
5% 3/1/38	2,310	2,520
5% 3/1/39	2,425	2,633
Series 2022 B:
5% 3/1/33	1,000	1,106
5% 3/1/34	1,250	1,379
5% 3/1/38	1,330	1,451
5% 3/1/39	1,375	1,493
Portage Pub. Schools Series 2016:
5% 11/1/27	1,215	1,248
5% 11/1/29	3,080	3,163
Saginaw Hosp. Fin. Auth. Hosp. Rev. Series 2020 J:
5% 7/1/28	565	590
5% 7/1/29	1,000	1,055
5% 7/1/30	425	453
5% 7/1/31	495	523
5% 7/1/32	545	576
5% 7/1/33	595	630
5% 7/1/34	385	409
5% 7/1/35	400	426
Univ. of Michigan Rev. Series 2022 D, 5% 4/1/33	1,440	1,639
Utica Cmnty. Schools Series 2019:
5% 5/1/30	1,650	1,791
5% 5/1/31	1,400	1,521
5% 5/1/32	2,300	2,499
5% 5/1/33	1,875	2,037
5% 5/1/34	2,450	2,663
Warren Consolidated School District Series 2016:
5% 5/1/30	4,415	4,532
5% 5/1/31	4,660	4,770
5% 5/1/32	4,955	5,078
Wayne County Arpt. Auth. Rev.:
Series 2017 A:
5% 12/1/29	245	257
5% 12/1/30	380	398
5% 12/1/31	390	409
5% 12/1/36	535	559
Series 2017 B:
5% 12/1/29 (c)	685	710
5% 12/1/30 (c)	485	503
5% 12/1/31 (c)	525	543
5% 12/1/33 (c)	375	388
5% 12/1/36 (c)	810	835
Series 2017 C:
5% 12/1/24	2,305	2,318
5% 12/1/25	2,150	2,198
5% 12/1/26	1,455	1,513
5% 12/1/27	1,460	1,544
TOTAL MICHIGAN		296,188
Minnesota - 0.7%
Maple Grove Health Care Sys. Rev. Series 2015, 5% 9/1/26	1,940	1,960
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Series 2022 B:
5% 1/1/32 (c)	780	844
5% 1/1/33 (c)	1,165	1,261
5% 1/1/34 (c)	1,135	1,229
5% 1/1/35 (c)	705	764
5% 1/1/36 (c)	565	611
Minneapolis Health Care Sys. Rev. Bonds Series 2023 A, 5%, tender 11/15/28 (b)	3,945	4,162
Minneapolis Multi-family Rev. (Gateway Northeast Proj.) Series 2019, 2.46% 1/1/38	6,447	5,120
Minnesota Gen. Oblig.:
Series 2021 B, 4% 9/1/32	4,475	4,701
Series 2022 B, 4% 8/1/36	11,000	11,553
Minnesota Hsg. Fin. Agcy.:
Series 2021 D, 3% 1/1/52	6,715	6,494
Series 2021, 3% 7/1/51	1,800	1,743
Series 2022 A:
5% 8/1/33	1,875	2,119
5% 8/1/34	1,500	1,696
5% 8/1/35	1,210	1,368
Series 2022 B, 5% 8/1/32	2,120	2,406
Series 2022 C:
5% 8/1/33	1,780	2,012
5% 8/1/34	2,685	3,035
5% 8/1/35	2,820	3,189
Series 2023 E, 6.25% 7/1/54	2,250	2,442
Minnesota Pub. Facilities Auth. Rev. Series 2016 B, 4% 3/1/26	1,095	1,112
Mounds View Independent School District #621 (Minnesota School District Cr. Enhancement Prog.) Series 2018 A:
3.45% 2/1/37	4,795	4,699
3.55% 2/1/38	5,005	4,862
Saint Paul Hsg. & Redev. Auth. Hosp. Rev. (HealthEast Care Sys. Proj.) Series 2015 A, 5% 11/15/40 (Pre-Refunded to 11/15/25 @ 100)	1,410	1,436
Shakopee Sr. Hsg. Rev. Bonds Series 2018, 5.85%, tender 11/1/25 (b)(e)	6,850	6,708
West Saint Paul Independent School District #197 (Minnesota School District Cr. Enhancement Prog.) Series 2018 A:
3.6% 2/1/37	3,495	3,477
3.65% 2/1/38	3,665	3,576
TOTAL MINNESOTA		84,579
Mississippi - 0.3%
Mississippi Bus. finance Corp. Exempt Facilities Rev. Bonds (Enviva, Inc. Proj.) Series 2022, 7.75%, tender 7/15/32 (b)(c)	4,138	1,986
Mississippi Dev. Bank Spl. Oblig. (Magnolia Reg'l. Health Ctr. Proj.) Series 2021:
4% 10/1/36 (e)	850	764
4% 10/1/41 (e)	1,360	1,129
5% 10/1/29 (e)	2,000	2,032
5% 10/1/30 (e)	2,800	2,851
5% 10/1/32 (e)	3,070	3,112
Mississippi Gen. Oblig. Series 2017 A, 5% 10/1/30	5,340	5,622
Mississippi Hosp. Equip. & Facilities Auth.:
(Forrest County Gen. Hosp. Rfdg. Proj.):
Series 2019 A:
5% 1/1/30	500	530
5% 1/1/31	1,500	1,581
5% 1/1/32	1,750	1,847
5% 1/1/34	1,065	1,125
5% 1/1/35	2,000	2,114
Series 2019 B:
5% 1/1/25	500	502
5% 1/1/26	700	711
5% 1/1/27	1,245	1,278
5% 1/1/28	500	519
5% 1/1/29	510	536
5% 1/1/30	595	631
Bonds Series II, 5%, tender 3/1/27 (b)	3,025	3,122
Series IV:
5% 10/1/34	1,435	1,525
5% 10/1/38	1,675	1,756
5% 10/1/39	1,000	1,043
TOTAL MISSISSIPPI		36,316
Missouri - 0.7%
Cape Girardeau County Indl. Dev. Auth.:
(Southeast Hosp. Proj.) Series 2017 A, 5% 3/1/36	2,375	2,434
Series 2017 A, 5% 3/1/27	970	1,008
Kansas City Indl. Dev. Auth.:
(Kansas City Int'l. Arpt. Term. Modernization Proj.) Series 2020 A, 4% 3/1/40 (c)	9,950	9,778
Series 2020 A, 5% 3/1/33 (c)	1,600	1,693
Kansas City San. Swr. Sys. Rev. Series 2018 B:
5% 1/1/29	550	583
5% 1/1/31	415	439
5% 1/1/34	380	403
Missouri Health & Edl. Facilities Rev.:
Series 2015 B:
4% 2/1/40	680	667
5% 2/1/30	2,395	2,422
5% 2/1/32	2,645	2,672
5% 2/1/36	2,145	2,167
5% 2/1/45	3,395	3,416
Series 2016:
5% 5/15/29	970	997
5% 5/15/30	970	996
5% 5/15/31	970	995
5% 5/15/36	2,915	2,976
Series 2021 A, 4% 7/1/46	7,030	6,726
Series 2021:
4% 2/15/34	400	380
5% 2/15/30	670	689
5% 2/15/31	705	729
Series 2022 A:
5% 6/1/32	2,150	2,409
5% 6/1/33	1,850	2,026
Missouri Hsg. Dev. Commission Single Family Mtg. Rev.:
(First Place Homeownership Ln. Prog.):
Series 2021 C, 3.25% 11/1/52	2,335	2,268
Series 2023 E, 6.5% 5/1/54	5,620	6,281
Series 2019, 4% 5/1/50	640	636
Saint Louis Arpt. Rev. Series 2019 C, 5% 7/1/30	3,660	3,953
Saint Louis County Indl. Dev. Auth. Sr. Living Facilities Rev.:
Series 2017, 5% 9/1/48	4,560	4,405
Series 2018 A, 5.125% 9/1/48	2,210	2,172
St Charles County Francis Howell R-III School District Gen. Oblig. Series 2022:
5% 3/1/34	950	1,055
5% 3/1/35	1,250	1,392
5% 3/1/36	1,250	1,393
5% 3/1/37	1,350	1,501
5% 3/1/38	2,000	2,215
5% 3/1/39	2,740	3,022
TOTAL MISSOURI		76,898
Montana - 0.2%
Gallatin County Indl. Dev. Rev. (Bozeman Fiber Proj.) Series 2021 A:
4% 10/15/32 (e)	1,160	1,047
4% 10/15/36 (e)	3,065	2,655
4% 10/15/41 (e)	4,910	3,916
4% 10/15/46 (e)	3,195	2,378
4% 10/15/51 (e)	2,625	1,868
Montana Board Hsg. Single Family:
Series 2017 A, 4% 12/1/47 (c)	165	164
Series 2019 B, 4% 6/1/50	410	407
Montana Facility Fin. Auth. Series 2018 B, 5% 7/1/31	1,170	1,203
Montana Facility Fin. Auth. Rev. Series 2016:
5% 2/15/25	1,940	1,951
5% 2/15/26	3,105	3,153
TOTAL MONTANA		18,742
Nebraska - 0.5%
Central Plains Energy Proj. Rev. Bonds:
(Proj. No. 4) Series 2023 A1, 5%, tender 11/1/29 (b)	7,425	7,821
Series 2019, 4%, tender 8/1/25 (b)	15,350	15,366
Lincoln Arpt. Auth. Series 2021, 4% 7/1/36 (c)	1,000	987
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev.:
Series 2019 B, 4% 9/1/49 (c)	1,695	1,669
Series 2019 E, 3.75% 9/1/49 (c)	1,785	1,759
Series 2020 A, 3.5% 9/1/50	1,950	1,915
Series 2022 B:
5% 3/1/27 (c)	1,165	1,195
5% 9/1/27 (c)	1,185	1,222
5% 3/1/28 (c)	1,205	1,247
5% 9/1/28 (c)	650	678
5% 9/1/29 (c)	1,270	1,327
Series A, 3% 9/1/45	4,495	4,343
Nebraska Pub. Pwr. District Rev.:
Series 2016 B:
5% 1/1/31	3,885	3,965
5% 1/1/34	4,235	4,309
5% 1/1/36	5,135	5,215
Series 2021 C, 5% 1/1/26	1,000	1,026
Series 2021 D, 5% 1/1/25	600	605
Omaha Pub. Pwr. District Elec. Rev.:
Series 2022 A:
5% 2/1/35	575	648
5% 2/1/36	640	720
Series 2022 B:
5% 2/1/34	1,550	1,747
5% 2/1/35	450	507
TOTAL NEBRASKA		58,271
Nevada - 0.7%
Carson City Hosp. Rev. (Carson Tahoe Hosp. Proj.) Series 2017:
5% 9/1/24	730	731
5% 9/1/28	445	458
5% 9/1/30	730	751
5% 9/1/32	725	745
5% 9/1/34	740	760
Clark County Arpt. Rev.:
Series 2014 A2, 5% 7/1/28	1,440	1,440
Series 2019 A, 5% 7/1/26	2,965	3,064
Series 2019 D, 5% 7/1/24	4,195	4,195
Clark County Fuel Tax Series 2017, 3% 11/1/35	3,325	3,034
Clark County School District:
Series 2017 A:
5% 6/15/25	5,770	5,854
5% 6/15/26	5,000	5,156
Series 2018 A:
5% 6/15/33	3,400	3,600
5% 6/15/34	6,330	6,717
Series 2018 B:
5% 6/15/34	4,195	4,472
5% 6/15/35	8,000	8,509
Series 2020 A, 5% 6/15/33 (Assured Guaranty Muni. Corp. Insured)	1,090	1,192
Humboldt County Nev Poll. Cont. Rev.:
(Sierra Pacific Co. Projs.) Series 2016 A, 3.55% 10/1/29	1,665	1,655
(Sierra Pacific Pwr. Co. Projs.) Series 2016 B, 3.55% 10/1/29	1,275	1,267
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Series 2016 A:
5% 6/1/32	2,815	2,901
5% 6/1/33	4,855	5,002
5% 6/1/34	5,145	5,297
Nevada Hsg. Division Single Family Mtg. Rev. Series 2019 B, 4% 10/1/49	1,025	1,019
Tahoe-Douglas Visitors Auth. Series 2020:
5% 7/1/28	1,500	1,545
5% 7/1/31	2,395	2,502
5% 7/1/35	1,825	1,901
5% 7/1/40	1,000	1,025
Washoe County Gas & Wtr. Facilities Bonds (Sierra Pacific Pwr. Co. Projs.) Series 2016 B, 3.625%, tender 10/1/29 (b)	2,350	2,337
Washoe County Gas Facilities Rev. Bonds (Sierra Pacific Pwr. Co. Projs.) Series 2016 C:
4.125%, tender 10/1/29 (b)(c)	1,130	1,132
4.125%, tender 10/1/29 (b)(c)	2,105	2,109
TOTAL NEVADA		80,370
New Hampshire - 0.9%
Nat'l. Fin. Auth. Hosp. Rev. (St. Luke's Univ. Health Network Proj.):
Series 2012 B, 4% 8/15/37	900	885
Series 2021 B:
4% 8/15/36	730	723
4% 8/15/38	1,000	974
4% 8/15/40	1,050	1,020
4% 8/15/41	1,000	952
5% 8/15/27	505	527
5% 8/15/34	905	990
5% 8/15/35	680	742
Nat'l. Fin. Auth. Solid Bonds (Waste Mgmt., Inc. Proj.):
Series 2019 A1, 2.15%, tender 7/1/24 (b)(c)	2,400	2,400
Series 2019 A2, 2.15%, tender 7/1/24 (b)(c)	2,955	2,955
Series 2019 A3, 2.15%, tender 7/1/24 (b)(c)	7,545	7,545
Nat'l. Finnance Auth.:
Series 2020 1, 4.125% 1/20/34	9,235	9,060
Series 2022 1, 4.375% 9/20/36	7,064	7,020
Series 2023 2A, 3.875% 1/20/38	26,003	24,492
New Hampshire Health & Ed. Facilities Auth.:
(Dartmouth-Hitchcock Oblgtd Grp Proj.) Series 2018 A, 5% 8/1/30	1,190	1,241
(Partners Healthcare Sys., Inc. Proj.) Series 2017:
5% 7/1/24	1,335	1,335
5% 7/1/30	2,360	2,492
Series 2017:
5% 7/1/36	2,105	2,140
5% 7/1/44	1,830	1,701
Series 2023 B:
5.5% 11/1/28 (c)	1,000	1,056
5.5% 11/1/29 (c)	1,025	1,095
5.5% 11/1/31 (c)	1,050	1,136
5.5% 11/1/32 (c)	1,000	1,086
5.5% 11/1/33 (c)	1,025	1,116
New Hampshire Health & Ed. Facilities Auth. Rev.:
Series 2012, 5% 7/1/26	1,245	1,245
Series 2016:
4% 10/1/38	800	758
5% 10/1/26	4,560	4,662
5% 10/1/27	4,860	4,957
5% 10/1/28	1,940	1,976
5% 10/1/30	7,070	7,205
New Hampshire Nat'l. Fin. Auth. Series 2022 2, 4% 10/20/36	10,489	10,100
TOTAL NEW HAMPSHIRE		105,586
New Jersey - 6.0%
Bayonne Gen. Oblig. Series 2016:
5% 7/1/31 (Pre-Refunded to 7/1/26 @ 100)	1,430	1,479
5% 7/1/32 (Pre-Refunded to 7/1/26 @ 100)	970	1,003
5% 7/1/33 (Pre-Refunded to 7/1/26 @ 100)	970	1,003
Cherry Hill Township School District Series 2022:
4% 8/1/37	4,500	4,550
4% 8/1/38	3,500	3,525
4% 8/1/39	13,815	13,884
4% 8/1/42	5,500	5,452
Clearview Reg'l. High School District Series 2022:
4% 8/1/37	3,200	3,239
4% 8/1/38	3,015	3,037
4% 8/1/39	3,490	3,504
Mercer County Gen. Oblig. Series 2021, 2% 2/15/32	2,940	2,482
New Jersey Econ. Dev. Auth.:
(White Horse HMT Urban Renewal LLC Proj.) Series 2020, 5% 1/1/40 (e)	1,535	1,050
Series 2022 A:
5% 11/1/31	2,200	2,433
5% 11/1/32	1,390	1,553
5% 11/1/34	2,040	2,278
5% 11/1/35	2,085	2,325
Series 2024 SSS:
5% 6/15/33	3,225	3,629
5% 6/15/35	3,000	3,408
5.25% 6/15/37	1,430	1,646
Series A:
5% 11/1/34	5,150	5,540
5% 11/1/35	8,205	8,818
5% 11/1/36	5,010	5,371
New Jersey Econ. Dev. Auth. Rev.:
(Black Horse EHT Urban Renewal LLC Proj.) Series 2019 A, 5% 10/1/39 (e)	1,435	1,043
(Provident Montclair Proj.) Series 2017:
5% 6/1/25 (Assured Guaranty Muni. Corp. Insured)	975	986
5% 6/1/27 (Assured Guaranty Muni. Corp. Insured)	1,360	1,418
5% 6/1/28 (Assured Guaranty Muni. Corp. Insured)	1,940	2,006
5% 6/1/29 (Assured Guaranty Muni. Corp. Insured)	1,455	1,507
Series 2015 XX, 5% 6/15/26 (Pre-Refunded to 6/15/25 @ 100)	19,420	19,744
Series 2018 EEE, 5% 6/15/30	2,170	2,305
Series 2019:
5.25% 9/1/25 (e)	3,395	3,461
5.25% 9/1/26 (e)	3,200	3,315
New Jersey Edl. Facility Series 2016 A, 5% 7/1/29	1,820	1,860
New Jersey Envir. Infrastructure Trust:
Series 2016 A R1, 5% 9/1/25	2,065	2,108
Series 2016 A R2, 5% 9/1/25	3,010	3,072
New Jersey Gen. Oblig.:
Series 2020 A:
4% 6/1/30	13,105	13,682
4% 6/1/31	2,185	2,295
4% 6/1/32	1,470	1,551
5% 6/1/25	8,080	8,202
5% 6/1/26	10,480	10,829
5% 6/1/29	6,530	7,087
Series 2021:
2% 6/1/34	3,235	2,578
2% 6/1/36	4,395	3,366
New Jersey Health Care Facilities Fing. Auth. Rev.:
(Greystone Park Psychiatric Hosp. Proj.) Series 2024:
5% 9/15/29	2,500	2,670
5% 9/15/30	3,000	3,239
5% 9/15/31	4,500	4,909
5% 9/15/32	3,120	3,435
(Marlboro Psychiatric Hosp. Proj.) Series 2024:
5% 9/15/28	2,000	2,111
5% 9/15/29	2,490	2,659
5% 9/15/31	3,430	3,742
5% 9/15/32	3,805	4,189
Bonds:
Series 2019 B1, 5%, tender 7/1/24 (b)	8,215	8,215
Series 2019 B2, 5%, tender 7/1/25 (b)	10,070	10,204
Series 2016 A:
5% 7/1/24 (Escrowed to Maturity)	790	790
5% 7/1/28	440	452
5% 7/1/28 (Pre-Refunded to 7/1/26 @ 100)	1,185	1,220
5% 7/1/33	1,465	1,503
Series 2016, 5% 7/1/41	3,665	3,675
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev.:
Series 2017 1A, 5% 12/1/24 (c)	3,420	3,437
Series 2019 A:
5% 12/1/24	1,045	1,050
5% 12/1/25	1,925	1,964
Series 2020:
5% 12/1/24 (c)	1,925	1,935
5% 12/1/24 (c)	1,000	1,005
5% 12/1/25 (c)	2,675	2,717
5% 12/1/25 (c)	3,900	3,961
5% 12/1/26 (c)	3,100	3,165
5% 12/1/28 (c)	1,225	1,267
Series 2022 A:
5% 12/1/27 (c)	1,275	1,313
5% 12/1/28 (c)	1,400	1,448
5% 12/1/29 (c)	1,400	1,459
5% 12/1/30 (c)	750	792
Series 2022 B:
5% 12/1/27 (c)	3,735	3,845
5% 12/1/28 (c)	6,850	7,086
5% 12/1/29 (c)	4,475	4,664
Series 2023 A:
5% 12/1/27 (c)	1,350	1,390
5% 12/1/28 (c)	1,325	1,366
5% 12/1/29 (c)	2,000	2,085
Series 2023 B:
5% 12/1/27 (c)	5,000	5,147
5% 12/1/28 (c)	5,500	5,672
5% 12/1/29 (c)	5,500	5,741
Series 2024 A:
5% 12/1/32 (c)	1,850	1,976
5% 12/1/33 (c)	785	840
Series 2024 B:
5% 12/1/28 (c)	5,500	5,719
5% 12/1/29 (c)	1,180	1,238
5% 12/1/30 (c)	5,000	5,277
5% 12/1/31 (c)	2,420	2,572
5% 12/1/32 (c)	2,820	3,012
5% 12/1/33 (c)	1,000	1,070
New Jersey Tobacco Settlement Fing. Corp. Series 2018 B, 5% 6/1/46	9,420	9,506
New Jersey Tpk. Auth. Tpk. Rev.:
Series 2024 C:
5% 1/1/42 (d)	10,735	11,850
5% 1/1/43 (d)	11,280	12,395
5% 1/1/44 (d)	15,040	16,470
5% 1/1/45 (d)	13,420	14,647
Series 2024:
4% 1/1/35 (d)	5,670	6,071
5% 1/1/28 (d)	13,640	14,487
5% 1/1/30 (d)	13,780	15,155
5% 1/1/32 (d)	10,775	12,216
5% 1/1/33 (d)	11,345	13,029
5% 1/1/34 (d)	6,805	7,912
Series D, 5% 1/1/28	4,740	4,854
New Jersey Trans. Trust Fund Auth.:
(Trans. Prog.) Series 2019 AA:
5% 6/15/30	3,500	3,721
5% 6/15/31	2,250	2,385
5% 6/15/32	5,660	5,989
Series 2006 C:
0% 12/15/29 (Assured Guaranty Muni. Corp. Insured)	5,660	4,647
0% 12/15/30 (FGIC Insured)	10,960	8,608
0% 12/15/31 (FGIC Insured)	5,200	3,930
0% 12/15/34	13,220	8,938
Series 2010 A:
0% 12/15/27	13,270	11,674
0% 12/15/28	3,025	2,564
0% 12/15/30	1,000	785
Series 2014 AA:
5% 6/15/25	12,140	12,148
5% 6/15/26	7,285	7,288
Series 2016 A, 5% 6/15/27	14,620	15,003
Series 2018 A:
5% 12/15/32	1,600	1,692
5% 12/15/33	6,395	6,758
5% 12/15/34	8,095	8,553
Series 2019 BB, 4% 6/15/36	1,000	1,009
Series 2021 A:
4% 6/15/34	2,510	2,567
4% 6/15/36	2,500	2,549
4% 6/15/38	5,000	5,042
Series 2022 A, 4% 6/15/39	14,370	14,425
Series 2022 AA:
5% 6/15/30	2,770	3,022
5% 6/15/31	7,210	7,954
5% 6/15/32	5,145	5,746
5% 6/15/33	13,115	14,635
5% 6/15/35	13,670	15,245
Series 2022 CC:
5% 6/15/33	1,555	1,745
5% 6/15/35	2,000	2,243
5% 6/15/37	1,030	1,147
5.25% 6/15/32	1,450	1,650
5.25% 6/15/36	1,450	1,654
Series A:
5% 12/15/25	4,380	4,472
5% 12/15/26	6,900	7,159
5% 12/15/27	12,250	12,909
5% 12/15/28	4,270	4,572
5% 6/15/30	1,125	1,152
5% 12/15/30	885	957
5% 12/15/31	4,720	5,102
5% 12/15/33	1,575	1,701
Series AA:
4% 6/15/36	1,550	1,569
4% 6/15/37	2,150	2,169
4% 6/15/39	1,960	1,961
5% 6/15/35	2,010	2,196
5% 6/15/36	2,270	2,475
5% 6/15/38	1,930	2,087
TOTAL NEW JERSEY		685,239
New Mexico - 0.1%
New Mexico Hosp. Equip. Ln. Council Rev. Bonds Series 2019 B, 5%, tender 8/1/25 (b)	8,245	8,351
New Mexico Mtg. Fin. Auth. Series 2019 D, 3.75% 1/1/50	1,620	1,601
TOTAL NEW MEXICO		9,952
New York - 6.6%
Dorm. Auth. New York Univ. Rev. Series 2016 A, 5% 7/1/25	2,430	2,459
East Hampton Union Free School District Series 2017, 2.25% 6/1/28	2,075	1,902
Hudson Yards Infrastructure Corp. New York Rev. Series 2017 A:
5% 2/15/32	3,885	4,053
5% 2/15/35	7,285	7,597
Long Island Pwr. Auth. Elec. Sys. Rev.:
Bonds:
Series 2019 B, 1.65%, tender 9/1/24 (b)	17,685	17,594
Series 2021 B, 1.5%, tender 9/1/26 (b)	9,325	8,777
Series 2021, 1% 9/1/25	28,250	27,094
Series 2022 A, 5% 9/1/35	800	914
MTA Hudson Rail Yards Trust Oblig. Series 2016 A:
5% 11/15/51	12,380	12,380
5% 11/15/56	11,925	11,925
New York City Gen. Oblig.:
Series 2015 C, 5% 8/1/27	2,965	2,989
Series 2019 B1, 4% 10/1/35	2,395	2,438
Series 2021 A1, 5% 8/1/33	2,000	2,208
Series 2021 B1, 5% 11/1/32	5,800	6,430
Series 2021 F1, 5% 3/1/42	5,410	5,860
Series 2021, 4% 8/1/40	8,210	8,198
Series 2022 B, 5% 10/1/31	1,500	1,684
Series 2022 B1:
5% 8/1/33	2,350	2,665
5% 8/1/34	1,750	1,984
5% 8/1/35	2,250	2,548
5% 8/1/36	1,570	1,773
Series 2022 C, 5% 8/1/33	1,800	2,042
Series 2022 D1, 5% 5/1/35	1,540	1,739
Series 2023 B1, 5% 10/1/33	1,000	1,137
Series C:
5% 8/1/29	6,945	7,579
5% 8/1/33	2,500	2,760
5% 8/1/34	3,310	3,653
New York City Health & Hosp. Corp. Rev. Series A, 5% 2/15/25	3,640	3,676
New York City Hsg. Dev. Corp. Bonds:
Series 2023 E2, 3.8%, tender 1/3/28 (b)	2,890	2,901
Series 2024 A2, 3.625%, tender 7/1/28 (b)	23,055	23,036
Series 2024 B2, 3.7%, tender 7/3/28 (b)	38,285	38,467
New York City Hsg. Dev. Corp. Multifamily Hsg.:
Bonds:
Series 2021 C2, 0.7%, tender 7/1/25 (b)	3,795	3,649
Series 2021, 0.6%, tender 7/1/25 (b)	7,970	7,695
Series 2023 A2, 3.73%, tender 12/29/28 (b)	18,545	18,578
Series 2023 D, 4.3%, tender 11/1/28 (b)	9,820	10,007
Series 2021 I, 2.25% 11/1/36	2,305	1,820
New York City Transitional Fin. Auth. Bldg. Aid Rev. Series 2018 S3, 5% 7/15/37	2,000	2,118
New York City Transitional Fin. Auth. Rev.:
Series 2018 C2, 5% 5/1/32	9,175	9,713
Series 2019 A, 5% 8/1/35	7,520	7,978
Series 2019 B1:
5% 8/1/34	3,300	3,501
5% 8/1/35	8,400	8,911
5% 8/1/36	6,555	6,945
Series 2020 C1, 4% 5/1/36	1,075	1,106
Series 2021 F1, 5% 11/1/25	16,245	16,627
Series 2022 D1, 5% 11/1/34	5,910	6,700
Series 2022 F1, 5% 2/1/36	1,000	1,126
Series 2023 E1:
5% 11/1/37	10,335	11,745
5% 11/1/40	9,325	10,408
Series C:
4% 5/1/35	3,000	3,096
4% 5/1/36	8,615	8,862
New York Convention Ctr. Dev. Corp. Rev. Series 2015:
5% 11/15/27	1,330	1,351
5% 11/15/40	3,915	3,964
New York Dorm. Auth. Rev.:
Bonds Series 2019 B3, 5%, tender 5/1/26 (b)	4,055	4,115
Series 2022 A, 5% 7/15/37	1,840	1,918
Series 2022:
5% 7/1/32	1,810	1,901
5% 7/1/33	900	943
5% 7/1/34	255	267
New York Dorm. Auth. Sales Tax Rev. Series 2018 C, 5% 3/15/32	13,810	14,565
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Series 2022 A, 5% 11/15/34	735	843
New York Metropolitan Trans. Auth. Rev.:
Series 2015 C, 5% 11/15/30	1,000	1,018
Series 2015 D1, 5% 11/15/33	4,015	4,086
Series 2016 B, 5% 11/15/25	3,480	3,553
Series 2017 A1, 5% 11/15/31	2,000	2,095
Series 2017 C-2, 0% 11/15/33	9,795	6,798
Series 2017 C1:
4% 11/15/35	1,770	1,778
5% 11/15/26	5,975	6,195
5% 11/15/27	4,435	4,668
5% 11/15/30	4,315	4,569
5% 11/15/33	6,955	7,329
Series 2017 D:
5% 11/15/30	1,900	2,012
5% 11/15/33	6,725	7,087
Series 2020 D, 5% 11/15/43	2,500	2,646
New York State Dorm. Auth.:
Series 2019 D, 4% 2/15/36	10,000	10,181
Series 2020 A, 4% 3/15/34	3,055	3,128
Series 2021 E, 5% 3/15/36	11,725	13,226
Series 2022 A:
5% 3/15/33	3,825	4,315
5% 3/15/36	9,140	10,321
5% 3/15/41	2,640	2,911
New York State Hsg. Fin. Agcy. Rev.:
Bonds:
Series 2021 D2, 0.65%, tender 11/1/25 (b)	2,545	2,433
Series 2021 E2, 0.65%, tender 11/1/25 (b)	4,270	4,081
Series 2021 J2, 1.1%, tender 5/1/27 (b)	18,855	17,025
Series 2021 K2, 1%, tender 11/1/26 (b)	4,300	3,971
Series 2022 B2, 2.5%, tender 5/1/27 (b)	25,300	24,227
Series 2023 C2, 3.8%, tender 5/1/29 (b)	1,670	1,672
Series 2023 E2, 3.875%, tender 5/1/28 (b)	3,095	3,108
Series 2021 A, 0.75% 11/1/25	3,920	3,726
Series 2021 B, 0.55% 11/1/24	4,735	4,678
New York State Mtg. Agcy. Homeowner Mtg. Series 221, 3.5% 10/1/32 (c)	790	770
New York State Urban Dev. Corp. Series 2020 C:
4% 3/15/37	5,500	5,584
5% 3/15/36	7,610	8,408
New York Thruway Auth. Personal Income Tax Rev. Series 2022 A, 5% 3/15/34	7,250	8,282
New York Trans. Dev. Corp.:
(Delta Air Lines, Inc. - Laguardia Arpt. Terminals C&D Redev. Proj.) Series 2023, 6% 4/1/35 (c)	25,350	28,651
(Delta Air Lines, Inc. - LaGuardia Arpt. Termindals C&D Redev. Proj.) Series 2020, 4% 10/1/30 (c)	8,000	8,017
(Delta Air Lines, Inc. LaGuardia Arpt. Terminals C&D Redev. Proj.):
Series 2018, 5% 1/1/34 (c)	2,500	2,578
Series 2020, 5% 10/1/35 (c)	11,390	11,974
(John F. Kennedy Int'l. Arpt. New Term. One Proj.) Series 2024:
5.25% 6/30/37 (c)	2,470	2,712
5.25% 6/30/38 (c)	3,125	3,411
5.25% 6/30/41 (c)	2,250	2,420
(Laguardia Arpt. Term. Redev. Proj.) Series 2016 A, 5% 7/1/41 (c)	8,155	8,155
(Term. 4 JFK Int'l. Arpt. Proj.):
Series 2020 A:
5% 12/1/28 (c)	1,220	1,278
5% 12/1/33 (c)	1,800	1,912
Series 2020 C:
4% 12/1/39	1,350	1,351
4% 12/1/40	1,500	1,487
4% 12/1/41	1,450	1,427
4% 12/1/42	1,400	1,367
5% 12/1/28	950	1,007
5% 12/1/29	950	1,021
5% 12/1/30	750	816
5% 12/1/31	950	1,034
5% 12/1/32	1,125	1,225
5% 12/1/33	2,640	2,874
5% 12/1/34	1,600	1,738
5% 12/1/35	1,500	1,625
5% 12/1/36	1,700	1,838
5% 12/1/37	1,755	1,891
5% 12/1/38	1,500	1,609
(Term. 4 John F. Kennedy Int'l. Arpt. Proj.):
Series 2020 A, 5% 12/1/30 (c)	1,900	2,023
Series 2022:
5% 12/1/27 (c)	8,980	9,303
5% 12/1/28 (c)	2,400	2,515
5% 12/1/32 (c)	8,050	8,683
5% 12/1/33 (c)	9,440	10,182
5% 12/1/34 (c)	10,315	11,100
5% 12/1/35 (c)	5,155	5,538
5% 12/1/36 (c)	3,515	3,765
5% 12/1/37 (c)	9,375	9,999
Series 2016 A, 5.25% 1/1/50 (c)	13,305	13,305
New York Urban Dev. Corp. Rev. Gen. Oblig. (New York State Gen. Oblig. Proj.) Series 2017 A, 5% 3/15/32	2,745	2,853
Oneida County Local Dev. Corp. Rev. (Mohawk Valley Health Sys. Proj.) Series 2019 A:
4% 12/1/34 (Assured Guaranty Muni. Corp. Insured)	1,000	999
4% 12/1/35 (Assured Guaranty Muni. Corp. Insured)	1,500	1,495
4% 12/1/36 (Assured Guaranty Muni. Corp. Insured)	1,635	1,629
Onondaga Civic Dev. Corp. (Syracuse Univ. Proj.) Series 2020 A:
5% 12/1/32	1,250	1,384
5% 12/1/34	2,300	2,542
Suffolk County Econ. Dev. Corp. Rev. Series 2021:
5.125% 11/1/41 (e)	1,360	1,191
5.375% 11/1/54 (e)	2,155	1,789
Triborough Brdg & Tunl Auth. Series 2023 A, 5% 5/15/40	835	940
Triborough Bridge & Tunnel Auth. Series 2023 A:
4% 11/15/33	1,430	1,513
4% 11/15/34	285	300
5% 11/15/34	1,070	1,222
TOTAL NEW YORK		764,483
New York And New Jersey - 0.8%
Port Auth. of New York & New Jersey:
Series 193, 5% 10/15/29 (c)	3,650	3,694
Series 2019 218, 5% 11/1/36 (c)	1,080	1,137
Series 2021 226, 5% 10/15/33 (c)	1,350	1,456
Series 2021 227, 2% 10/1/33 (c)	19,565	15,393
Series 2022 231:
5% 8/1/33 (c)	12,500	13,582
5% 8/1/34 (c)	7,095	7,710
Series 2022 236:
5% 1/15/33 (c)	2,000	2,195
5% 1/15/34 (c)	3,485	3,801
5% 1/15/35 (c)	2,000	2,181
5% 1/15/36 (c)	1,000	1,089
5% 1/15/37 (c)	1,000	1,087
5% 1/15/39 (c)	2,390	2,575
5% 1/15/40 (c)	5,000	5,362
5% 1/15/41 (c)	6,350	6,786
5% 1/15/42 (c)	4,100	4,368
Series 2023 238, 5% 7/15/39 (c)	3,150	3,406
Series 2023 242:
5% 12/1/36 (c)	1,750	1,914
5% 12/1/37 (c)	2,200	2,398
5% 12/1/38 (c)	2,000	2,171
5% 12/1/39 (c)	4,150	4,499
Series 223, 4% 7/15/39 (c)	2,175	2,144
TOTAL NEW YORK AND NEW JERSEY		88,948
North Carolina - 0.7%
Alamance County Series 2021, 2% 5/1/34	4,025	3,302
Charlotte Gen. Oblig. Series 2021 A:
2% 6/1/36	2,190	1,731
2% 6/1/37	2,500	1,935
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Bonds Series 2021 C, 5%, tender 12/1/28 (b)	4,430	4,704
Forsyth County Series 2021 B, 1.625% 3/1/34	2,815	2,183
New Hanover County Hosp. Rev. Series 2017, 5% 10/1/27 (Escrowed to Maturity)	395	415
North Carolina Cap. Facilities Fin. Agcy. Edl. Facilities Rev. Series 2021:
4% 5/1/32	1,000	1,008
4% 5/1/33	1,000	1,006
4% 5/1/34	1,800	1,808
5% 5/1/26	275	281
5% 5/1/27	400	413
5% 5/1/28	415	433
5% 5/1/29	525	554
5% 5/1/30	560	597
North Carolina Hsg. Fin. Agcy. Home Ownership Rev.:
Series 2022 48, 3.75% 7/1/52	8,765	8,655
Series 2023 52A, 6.25% 1/1/55	5,000	5,424
North Carolina Med. Care Commission Health Care Facilities Rev.:
Bonds Series 2019 C, 2.55%, tender 6/1/26 (b)	17,085	16,716
Series 2020 A, 3% 7/1/45	2,125	1,671
North Carolina Med. Care Commission Hosp. Rev.:
Bonds Series 2021 B, 5%, tender 2/1/26 (b)	3,100	3,163
Series 2021 A, 5% 2/1/25	185	186
North Carolina State Ed. Assistance Auth. Student Ln. Rev. Series 2023 A:
5% 6/1/43 (c)	4,775	4,767
5.5% 6/1/30 (c)	1,110	1,179
5.5% 6/1/31 (c)	2,450	2,617
5.5% 6/1/32 (c)	2,750	2,951
5.5% 6/1/33 (c)	2,750	2,959
Raleigh Durham Arpt. Auth. Arpt. Rev. Series 2020 A:
5% 5/1/26 (c)	3,950	4,047
5% 5/1/27 (c)	1,500	1,548
5% 5/1/28 (c)	1,875	1,958
5% 5/1/29 (c)	1,500	1,580
5% 5/1/30 (c)	1,320	1,406
5% 5/1/31 (c)	1,350	1,445
5% 5/1/32 (c)	1,100	1,174
TOTAL NORTH CAROLINA		83,816
North Dakota - 0.2%
Grand Forks Health Care Sys. Rev. Series 2021:
3% 12/1/39 (Assured Guaranty Muni. Corp. Insured)	2,235	1,883
4% 12/1/38	1,250	1,166
4% 12/1/40	5,675	5,187
North Dakota Hsg. Fin. Agcy.:
Series 2021 A, 3% 1/1/52	3,655	3,542
Series 2022 A, 4% 1/1/53	7,740	7,689
Series 2023 F, 6.25% 1/1/54	1,790	1,944
TOTAL NORTH DAKOTA		21,411
Ohio - 1.9%
Akron Bath Copley Hosp. District Rev. Series 2020:
4% 11/15/34	970	945
4% 11/15/35	1,000	970
4% 11/15/36	1,000	965
5% 11/15/32	700	738
Allen County Hosp. Facilities Rev. Series 2020 A:
5% 12/1/29	2,290	2,480
5% 12/1/30	2,290	2,492
American Muni. Pwr., Inc. Rev.:
Bonds Series 2021 A2, 1%, tender 8/15/24 (b)	6,010	5,984
Series 2017 A, 5% 2/15/36	5,000	5,259
Series 2021 A:
4% 2/15/36	4,045	4,113
4% 2/15/37	3,000	3,042
4% 2/15/38	215	217
5% 2/15/33	2,750	3,026
5% 2/15/34	4,000	4,403
5% 2/15/35	2,715	2,979
Buckeye Tobacco Settlement Fing. Auth. Series 2020 A2, 5% 6/1/36	2,290	2,444
Cleveland Arpt. Sys. Rev. Series 2016 A:
5% 1/1/26 (Assured Guaranty Muni. Corp. Insured)	970	977
5% 1/1/28 (Assured Guaranty Muni. Corp. Insured)	1,480	1,488
5% 1/1/29 (Assured Guaranty Muni. Corp. Insured)	2,165	2,177
5% 1/1/30 (Assured Guaranty Muni. Corp. Insured)	1,940	1,951
Cleveland Income Tax Rev. Series 2021 A1, 3% 10/1/38	1,205	1,074
Columbus City School District Series 2016 A:
5% 12/1/32	1,490	1,531
5% 12/1/32 (Pre-Refunded to 6/1/26 @ 100)	280	288
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013:
5% 6/15/25	2,395	2,391
5% 6/15/26	2,515	2,503
5% 6/15/27	2,640	2,617
5% 6/15/28	2,770	2,730
Franklin County Convention Facilities Auth. (Greater Columbus Convention Ctr. Hotel Expansion Proj.) Series 2019:
5% 12/1/33	2,000	2,162
5% 12/1/35	1,000	1,080
5% 12/1/36	1,180	1,271
5% 12/1/44	970	963
Franklin County Hosp. Facilities Rev. Series 2016 C:
5% 11/1/25	1,940	1,980
5% 11/1/26	2,040	2,113
Lake County Hosp. Facilities Rev. Series 2015, 5% 8/15/27 (Pre-Refunded to 8/15/25 @ 100)	2,195	2,235
Lancaster Port Auth. Gas Rev. Bonds Series 2019, 5%, tender 2/1/25 (b)	20,230	20,340
Miami County Hosp. Facilities Rev. (Kettering Health Network Obligated Group Proj.) Series 2019:
5% 8/1/31	1,000	1,052
5% 8/1/32	1,000	1,052
5% 8/1/33	1,000	1,049
Miami Univ. Series 2020 A:
5% 9/1/30	140	155
5% 9/1/31	950	1,047
5% 9/1/33	1,770	1,942
5% 9/1/34	2,500	2,744
Montgomery County Hosp. Rev. (Kettering Health Network Obligated Group Proj.)) Series 2021, 5% 8/1/26	560	575
Muskingum County Hosp. Facilities (Genesis Healthcare Sys. Obligated Group Proj.) Series 2013:
5% 2/15/27	4,395	4,386
5% 2/15/44	6,580	6,195
5% 2/15/48	4,500	4,160
Northeast Ohio Reg'l. Swr. District Wastewtr. Rev. Series 2019, 3% 11/15/38	1,175	1,043
Ohio Air Quality Dev. Auth. Rev. Bonds Series 2022 B, 4.25%, tender 6/1/27 (b)(c)	3,440	3,458
Ohio Gen. Oblig. Series 2021 A, 5% 6/15/33	2,300	2,581
Ohio Hosp. Facilities Rev. Series 2017 A:
5% 1/1/27	2,495	2,601
5% 1/1/29	4,855	5,143
Ohio Hosp. Rev.:
Bonds Series 2019 C, 2.75%, tender 5/1/28 (b)	5,475	5,283
Series 2020 A, 4% 1/15/50	1,580	1,467
Series 2024 A, 5% 1/1/35	35,780	41,302
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev.:
(Mtg. Backed Securities Prog.) Series 2019 B, 4.5% 3/1/50	525	527
(Mtg.-Backed Securities Prog.) Series 2023 B, 6% 3/1/55	6,335	6,898
Ohio State Univ. Gen. Receipts (Multiyear Debt Issuance Prog.) Series 2020 A:
5% 12/1/29	10,000	10,983
5% 12/1/30	1,000	1,116
Ohio Tpk. Commission Tpk. Rev. (Infrastructure Projs.) Series 2022 A, 5% 2/15/39	2,860	3,228
Ohio Wtr. Dev. Auth. Rev. Series 2022 A, 5% 12/1/40	1,065	1,191
Ohio Wtr. Dev. Auth. Wtr. Poll. Cont. Rev. Series 2020 A, 5% 12/1/38	2,505	2,746
Scioto County Hosp. Facilities Rev.:
Series 2016, 5% 2/15/29	2,250	2,286
Series 2019, 5% 2/15/29	3,700	3,796
Univ. of Cincinnati Gen. Receipts Series 2024 D:
5% 6/1/36 (d)	3,405	3,849
5% 6/1/37 (d)	1,625	1,831
Youngstown St Univ. Gen. Rcpt Series 2021, 3% 12/15/33 (Assured Guaranty Muni. Corp. Insured)	1,930	1,776
TOTAL OHIO		219,390
Oklahoma - 0.4%
Canadian Cny Edl. Facilities Auth. (Mustang Pub. Schools Proj.) Series 2017, 5% 9/1/26	2,015	2,079
Grand River Dam Auth. Rev. Series 2014 A:
5% 6/1/27	1,165	1,166
5% 6/1/28	1,455	1,457
Oklahoma City Pub. Property Auth. Hotel Tax Rev. Series 2015:
5% 10/1/25	1,020	1,041
5% 10/1/26	1,455	1,483
5% 10/1/27	1,155	1,177
Oklahoma County Fin. Auth. Edl. Facilities (Midwest City-Del City Pub. Schools Proj.) Series 2024:
5% 10/1/32	1,000	1,124
5% 10/1/34	1,750	2,007
5% 10/1/35	1,650	1,891
5% 10/1/36	1,250	1,424
5% 10/1/37	1,000	1,132
Oklahoma Dev. Fin. Auth. Rev. (Oklahoma City Univ. Proj.) Series 2019:
4% 8/1/33	2,645	2,531
4% 8/1/34	2,755	2,628
5% 8/1/24	590	590
5% 8/1/25	930	933
5% 8/1/26	540	545
5% 8/1/27	680	690
5% 8/1/28	725	739
5% 8/1/29	755	774
5% 8/1/30	1,370	1,403
Oklahoma Hsg. Fin. Agcy. Single Family Mtg. Rev.:
(Homeownership Ln. Prog.) Series 2023 C, 6% 3/1/54	1,160	1,263
(Homeownership Load Prog.) Series 2023 D, 6.5% 9/1/54	1,300	1,452
Oklahoma Pwr. Auth. Pwr. Supply Sys. Rev. Series 2014 B, 5% 1/1/27	2,085	2,099
Oklahoma St Inds. Auth. Edl. Facilities (Oklahoma City Pub. Schools Proj.) Series 2024:
5% 4/1/32	6,325	7,089
5% 4/1/33	2,500	2,833
5% 4/1/34	1,000	1,145
TOTAL OKLAHOMA		42,695
Oregon - 1.2%
Astoria Hosp. Facilities Auth. Rev. (Columbia Memorial Hosp. Proj.) Series 2024:
5% 8/1/34	8,370	9,266
5% 8/1/35	1,400	1,548
5% 8/1/36	1,755	1,936
5.25% 8/1/38	2,000	2,233
5.25% 8/1/41	1,525	1,667
5.25% 8/1/42	1,375	1,498
5.25% 8/1/43	1,455	1,578
5.25% 8/1/44	1,375	1,485
Clackamas County Series 2020, 1.625% 6/1/37	1,195	848
Multnomah County School District #1J Portland Series 2020 B, 3% 6/15/33	1,000	938
Oregon Facilities Auth. Rev. Series 2022 B, 5% 6/1/30	12,940	13,944
Oregon State Hsg. & Cmnty. Svcs. Dept. (Single-Family Mtg. Prog.):
Series 2019 A, 2.65% 7/1/39	2,630	2,185
Series 2022 A, 4% 7/1/51	6,550	6,506
Port of Portland Arpt. Rev.:
Series 2020 27A, 4% 7/1/39 (c)	2,545	2,506
Series 2022 28, 4% 7/1/35 (c)	3,000	3,011
Series 2023 29:
5% 7/1/30 (c)	12,085	12,888
5% 7/1/31 (c)	12,035	12,959
5% 7/1/33 (c)	9,960	10,906
5% 7/1/34 (c)	2,730	2,994
5% 7/1/38 (c)	2,680	2,894
5.25% 7/1/40 (c)	19,745	21,861
Series 23, 5% 7/1/27	1,475	1,494
Series 24 B:
5% 7/1/31 (c)	1,000	1,025
5% 7/1/32 (c)	2,795	2,865
Series 26 A:
5% 7/1/29	1,155	1,226
5% 7/1/33	785	864
Series 26 B, 5% 7/1/29	1,000	1,065
Series 26 C:
5% 7/1/25 (c)	800	811
5% 7/1/26 (c)	1,300	1,333
5% 7/1/27 (c)	1,090	1,127
Series 27 A, 5% 7/1/36 (c)	8,655	9,185
Salem Hosp. Facility Auth. Rev. Series 2016 A, 4% 5/15/41	3,915	3,823
Washington, Multnomah & Yamhill County School District #1J Series 2017, 5% 6/15/30	2,915	3,060
TOTAL OREGON		143,529
Pennsylvania - 3.8%
Allegheny County Arpt. Auth. Rev.:
Series 2021 A:
5% 1/1/33 (c)	3,635	3,896
5% 1/1/51 (c)	31,125	32,059
5% 1/1/56 (c)	14,945	15,348
Series 2023 A:
5% 1/1/34 (Assured Guaranty Muni. Corp. Insured) (c)	1,730	1,889
5% 1/1/35 (Assured Guaranty Muni. Corp. Insured) (c)	2,000	2,184
5.25% 1/1/36 (Assured Guaranty Muni. Corp. Insured) (c)	1,000	1,114
5.25% 1/1/37 (Assured Guaranty Muni. Corp. Insured) (c)	1,000	1,108
Allegheny County Higher Ed. Bldg. Auth. Series 2024 A, 5% 8/1/27	17,865	18,840
Allegheny County Higher Ed. Bldg. Auth. Univ. Rev. Series 2021 A:
4% 3/1/36	825	838
4% 3/1/37	1,000	1,013
4% 3/1/38	1,050	1,057
4% 3/1/39	2,000	2,002
4% 3/1/40	2,115	2,098
4% 3/1/41	385	381
Allegheny County Hosp. Dev. Auth. Rev. Series 2019 A:
5% 7/15/24	2,300	2,301
5% 7/15/25	3,030	3,079
Allegheny County Indl. Dev. Auth. Rev. Series 2021:
3.5% 12/1/31	2,445	1,174
4% 12/1/41	5,005	2,402
4.25% 12/1/50	5,575	2,676
Doylestown Hosp. Auth. Hosp. Rev. Series 2024, 5% 7/1/31 (e)	1,500	1,540
Lancaster County Hosp. Auth. Health Ctr. Rev. Series 2021, 5% 11/1/51	7,510	7,712
Lehigh County Gen. Purp. Hosp. Rev. Series 2019 A, 4% 7/1/38	1,600	1,600
Monroeville Fin. Auth. UPMC Rev. Series 2012, 5% 2/15/26	3,205	3,288
Montgomery County Higher Ed. & Health Auth. Rev.:
Series 2016 A:
5% 10/1/28	1,385	1,348
5% 10/1/29	1,495	1,452
5% 10/1/32	4,670	4,476
5% 10/1/36	7,560	7,226
5% 10/1/40	3,490	3,250
Series 2019:
5% 9/1/30	1,250	1,322
5% 9/1/31	2,500	2,643
5% 9/1/33	1,370	1,450
Pennsylvania Econ. Dev. Fing. Auth. Series 2023 A1, 5% 5/15/31	17,825	19,571
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev. (Presbyterian Sr. Living Proj.) Series 2023 B2:
5% 7/1/38	1,045	1,112
5% 7/1/42	3,000	3,139
Pennsylvania Econ. Dev. Fing. Auth. Solid Waste Disp. Rev. Bonds:
(Waste Mgmt., Inc. Proj.) Series 2017 A, 0.58%, tender 8/1/24 (b)(c)	3,200	3,189
Series 2011, 2.15%, tender 7/1/24 (b)(c)	12,165	12,165
Pennsylvania Gen. Oblig.:
Series 2016, 4% 2/1/32	6,490	6,532
Series 2017, 5% 1/1/27	8,765	9,146
Series 2018:
3.2% 3/1/29	16,970	16,646
3.35% 3/1/30	25,255	24,981
Pennsylvania Higher Ed. Assistance Agcy. Rev.:
Series 2022 A:
5% 6/1/29 (c)	3,800	3,936
5% 6/1/30 (c)	8,600	8,945
5% 6/1/31 (c)	4,900	5,126
Series 2024 A1:
5% 6/1/30 (c)	2,365	2,497
5% 6/1/32 (c)	2,000	2,134
5% 6/1/33 (c)	1,875	2,010
Pennsylvania Higher Edl. Facilities Auth. Rev. (Univ. of Penn Health Systems Proj.):
Series 2017 A:
5% 8/15/28	1,215	1,273
5% 8/15/30	2,090	2,187
Series 2017, 5% 8/15/27	1,165	1,228
Pennsylvania Pub. School Bldg. Auth. School Rev. (The School District of The City of Harrisburg Proj.) Series 2016 A:
5% 12/1/28	5,265	5,450
5% 12/1/28 (Pre-Refunded to 12/1/26 @ 100)	835	869
5% 12/1/33	3,405	3,498
5% 12/1/33 (Pre-Refunded to 12/1/26 @ 100)	895	931
Pennsylvania State Univ. Series 2023:
5% 9/1/38	750	853
5% 9/1/39	750	849
5% 9/1/40	1,500	1,689
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2013 A2:
5% 12/1/28	1,215	1,264
5% 12/1/33	1,215	1,300
Series 2017 A1:
5% 12/1/29	1,455	1,535
5% 12/1/34	970	1,025
Series 2021 B:
5% 12/1/33	2,095	2,374
5% 12/1/34	1,750	1,969
5% 12/1/35	1,750	1,950
Series 2021 C:
4% 12/1/38	1,040	1,054
5% 12/1/37	1,300	1,445
Series 2023:
5% 12/1/32	3,205	3,633
5% 12/1/33	12,980	14,966
5% 12/1/34	5,325	6,079
5% 12/1/35	1,425	1,607
Philadelphia Arpt. Rev.:
Series 2017 B:
5% 7/1/26 (c)	2,950	3,013
5% 7/1/29 (c)	1,200	1,236
5% 7/1/30 (c)	1,720	1,773
5% 7/1/31 (c)	2,430	2,502
5% 7/1/35 (c)	800	822
5% 7/1/47 (c)	3,065	3,093
Series 2020 A:
4% 7/1/35	2,000	2,037
4% 7/1/36	3,500	3,539
Series 2021, 5% 7/1/36 (c)	2,750	2,951
Philadelphia Gas Works Rev. Series 15:
5% 8/1/24	730	731
5% 8/1/25	775	786
Philadelphia Gen. Oblig.:
Series 2015 B:
5% 8/1/27	2,915	2,960
5% 8/1/29	10,165	10,307
5% 8/1/30	10,705	10,852
5% 8/1/31	11,280	11,427
Series 2019 A:
5% 8/1/24	3,425	3,429
5% 8/1/26	3,225	3,329
Series 2019 B:
5% 2/1/25	1,135	1,145
5% 2/1/26	1,180	1,211
5% 2/1/27	1,500	1,561
5% 2/1/28	2,250	2,378
5% 2/1/29	2,425	2,598
Philadelphia School District:
Series 2019 A, 5% 9/1/34 (Assured Guaranty Muni. Corp. Insured)	3,675	3,919
Series 2019 B, 5% 9/1/29	3,070	3,276
Series 2019 C, 5% 9/1/33	11,245	11,991
Philadelphia Wtr. & Wastewtr. Rev. Series 2022 C:
5% 6/1/35	1,110	1,247
5% 6/1/37	2,000	2,235
5% 6/1/38	1,500	1,665
5% 6/1/39	1,850	2,043
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev.:
Series 2019 A, 5% 9/1/38 (Assured Guaranty Muni. Corp. Insured)	570	614
Series 2019 B:
5% 9/1/31 (Assured Guaranty Muni. Corp. Insured)	1,855	2,082
5% 9/1/33 (Assured Guaranty Muni. Corp. Insured)	1,250	1,439
Southcentral Pennsylvania Gen. Auth. Rev. Series 2019 A:
5% 6/1/38	2,890	3,034
5% 6/1/39	4,690	4,903
Southeastern Pennsylvania Trans. Auth. Rev. Series 2022:
5% 6/1/33	1,000	1,130
5% 6/1/34	1,000	1,131
5% 6/1/35	1,750	1,979
5% 6/1/36	2,500	2,818
State Pub. School Bldg. Auth. Lease Rev. (The School District of Philadelphia Proj.) Series 2015 A, 5% 6/1/26	1,345	1,361
TOTAL PENNSYLVANIA		433,470
Puerto Rico - 0.7%
Puerto Rico Commonwealth Aqueduct & Swr. Auth.:
Series 2020 A, 5% 7/1/35 (e)	1,500	1,567
Series 2021 B, 5% 7/1/37 (e)	7,175	7,485
Series 2022 A, 5% 7/1/37 (e)	3,620	3,795
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig.:
Series 2021 A1:
0% 7/1/24	2,040	2,040
4% 7/1/33	27,122	27,163
4% 7/1/35	9,725	9,547
5.625% 7/1/29	4,097	4,395
Series 2022 A1, 5.375% 7/1/25	4,735	4,775
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.:
Series 2018 A1, 4.55% 7/1/40	1,450	1,455
Series 2019 A2, 4.329% 7/1/40	16,015	15,800
TOTAL PUERTO RICO		78,022
Rhode Island - 0.7%
Rhode Island & Providence Plantations Series 2019 A, 4% 5/1/35	2,160	2,204
Rhode Island Gen. Oblig. Series 2022 A, 5% 8/1/35	10,110	11,512
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev.:
Series 2016 B:
5% 9/1/31	10,630	10,668
5% 9/1/36	320	321
Series 2016, 5% 5/15/39	5,475	5,534
Series 2024:
5% 5/15/34	6,100	6,754
5% 5/15/35	1,320	1,460
5% 5/15/37	735	808
5% 5/15/38	880	961
5% 5/15/40	735	793
5% 5/15/41	800	859
5% 5/15/43	790	841
5% 5/15/44	550	584
Rhode Island Health & Edl. Bldg. Corp. Pub. Schools Rev. Series 2015, 5% 5/15/25 (Assured Guaranty Muni. Corp. Insured)	7,985	8,083
Rhode Island Health and Edl. Bldg. Corp. Higher Ed. Facility Rev.:
Series 2023:
5% 11/1/33	315	354
5% 11/1/34	375	423
5% 11/1/35	350	395
5% 11/1/37	400	448
5% 11/1/38	350	389
5% 11/1/39	395	436
5% 11/1/40	600	658
Series 2024:
5% 6/1/34	475	543
5% 6/1/37	2,255	2,515
5% 6/1/39	1,845	2,029
Rhode Island Hsg. & Mtg. Fin. Corp. Series 2019 70, 4% 10/1/49	985	979
Rhode Island Student Ln. Auth. Student Ln. Rev.:
Series 2022 A:
5% 12/1/26 (c)	2,100	2,150
5% 12/1/27 (c)	1,500	1,549
5% 12/1/28 (c)	1,750	1,830
5% 12/1/29 (c)	1,875	1,979
5% 12/1/30 (c)	1,125	1,187
5% 12/1/31 (c)	1,575	1,675
Series 2023 A, 5% 12/1/32 (c)	5,100	5,406
Series A:
3.5% 12/1/34 (c)	1,440	1,336
4% 12/1/26 (c)	520	515
5% 12/1/29 (c)	1,650	1,741
Tobacco Settlement Fing. Corp. Series 2015 A:
5% 6/1/27	1,770	1,787
5% 6/1/28	2,330	2,354
TOTAL RHODE ISLAND		84,060
South Carolina - 1.5%
Beaufort County School District Series 2021 A, 2% 3/1/34	3,890	3,199
Beaufort-Jasper Wtr. & Swr. Sys. Series 2016 B, 5% 3/1/25	970	980
Patriots Energy Group Fing. Agcy. Bonds Series 2023 B1, 5.25%, tender 3/1/31 (b)	21,845	23,652
Scago Edl. Facilities Corp. for Colleton School District (School District of Colleton County Proj.) Series 2015:
5% 12/1/27	3,885	3,927
5% 12/1/29	3,155	3,187
South Carolina Hsg. Fin. & Dev. Auth. Mtg. Rev.:
Series 2019 A, 4% 1/1/50	1,980	1,967
Series 2020 A, 4% 7/1/50	2,000	1,987
Series 2023 B, 6% 1/1/54	3,890	4,237
South Carolina Jobs-Econ. Series 2024 A:
5% 11/1/34	15,850	18,085
5% 11/1/35	11,250	12,804
5% 11/1/36	14,000	15,879
5% 11/1/37	7,775	8,779
5% 11/1/38	17,350	19,472
South Carolina Jobs-Econ. Dev. Auth.:
(Anmed Health Proj.) Series 2016, 5% 2/1/26	1,650	1,683
(Anmed Heath Proj.) Series 2016, 5% 2/1/25	1,700	1,711
South Carolina Ports Auth. Ports Rev.:
Series 2015 (AMT), 5% 7/1/45 (Pre-Refunded to 7/1/25 @ 100) (c)	1,000	1,013
Series 2018:
5% 7/1/28 (c)	2,235	2,326
5% 7/1/30 (c)	4,790	5,002
5% 7/1/33 (c)	2,150	2,246
South Carolina Pub. Svc. Auth. Rev.:
Series 2014 C:
5% 12/1/25	3,885	3,899
5% 12/1/26	3,885	3,888
5% 12/1/27	3,010	3,013
Series 2016 B:
5% 12/1/35	6,250	6,360
5% 12/1/36	9,330	9,484
Series 2022 E, 5.25% 12/1/33 (Assured Guaranty Muni. Corp. Insured)	1,200	1,351
Series A:
4% 12/1/33	900	910
4% 12/1/34	4,000	4,045
4% 12/1/35	500	505
4% 12/1/37	2,000	2,008
5% 12/1/31	2,800	3,023
TOTAL SOUTH CAROLINA		170,622
South Dakota - 0.1%
South Dakota Health & Edl. Facilities Auth. Rev.:
Series 2014 B:
5% 11/1/24	1,200	1,205
5% 11/1/25	1,175	1,180
5% 11/1/26	195	196
Series 2017:
5% 7/1/24	435	435
5% 7/1/27	365	380
5% 7/1/33	1,700	1,775
5% 7/1/35	1,360	1,418
South Dakota Hsg. Dev. Auth.:
Series 2023 G, 6.25% 5/1/55	2,550	2,769
Series A, 3% 11/1/51	2,710	2,626
TOTAL SOUTH DAKOTA		11,984
Tennessee - 0.9%
Chattanooga Health Ed. & Hsg. Facility Board Rev. Series 2019 A1, 4% 8/1/37	3,040	3,043
Greeneville Health & Edl. Facilities Board Series 2018 A:
5% 7/1/29	970	1,010
5% 7/1/30	1,165	1,213
Knox County Health Edl. & Hsg. Facilities Board Rev.:
Series 2016, 5% 9/1/24	995	996
Series 2017, 5% 4/1/25	1,315	1,322
Knox County Health Edl. & Hsg. Facility Board Student Hsg. Rev. (Provident Group - UTK Properties LLC - Univ. of Tennessee Proj.):
Series 2024 A1:
5% 7/1/34 (Build America Mutual Assurance Insured)	550	611
5% 7/1/35 (Build America Mutual Assurance Insured)	615	683
5% 7/1/37 (Build America Mutual Assurance Insured)	450	499
5% 7/1/38 (Build America Mutual Assurance Insured)	500	551
5% 7/1/39 (Build America Mutual Assurance Insured)	500	546
5% 7/1/40 (Build America Mutual Assurance Insured)	425	461
Series 2024 B1:
4.5% 7/1/46 (Build America Mutual Assurance Insured)	1,180	1,190
5% 7/1/39 (Build America Mutual Assurance Insured)	1,125	1,234
5% 7/1/44 (Build America Mutual Assurance Insured)	2,240	2,392
5% 7/1/49 (Build America Mutual Assurance Insured)	1,200	1,263
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series 2020 B, 5% 7/1/25 (c)	1,000	1,011
Metropolitan Nashville Arpt. Auth. Rev. Series 2019 B, 5% 7/1/44 (c)	1,190	1,234
Nashville and Davidson County Metropolitan Govt. Gen. Oblig.:
Series 2015 C, 5% 7/1/31 (Pre-Refunded to 7/1/25 @ 100)	3,370	3,428
Series 2017, 4% 7/1/31	17,400	17,648
Series 2018, 4% 7/1/34	6,000	6,123
Series 2021 C, 3% 1/1/35	1,100	1,026
New Memphis Arena Bldg. Auth. (City of Memphis Proj.) Series 2021:
0% 4/1/34	1,000	662
0% 4/1/35	1,100	695
0% 4/1/36	1,000	601
Shelby County Tenn Health Edl.& H Bonds Series 2024 B, 5%, tender 9/1/29 (b)	15,850	16,699
Tennergy Corp. Gas Rev. Bonds Series 2019 A, 5%, tender 10/1/24 (b)	18,440	18,502
Tennessee Energy Acquisition Corp. Bonds Series 2018, 4%, tender 11/1/25 (b)	10,670	10,675
Tennessee Hsg. Dev. Agcy. Residential:
Series 2019 3:
2.6% 7/1/39	1,040	857
2.8% 7/1/44	1,265	996
Series 2019 4, 2.9% 7/1/39	2,385	2,009
Series 2022 1, 3.75% 7/1/52	5,570	5,494
Williamson County Tenn Series 2017, 3.05% 4/1/34	1,680	1,581
TOTAL TENNESSEE		106,255
Texas - 13.6%
Argyle Independent School District Series 2022, 5% 8/15/34	1,005	1,140
Austin Arpt. Sys. Rev.:
Series 2014:
5% 11/15/29 (c)	2,690	2,696
5% 11/15/34 (c)	1,750	1,753
Series 2019 B:
5% 11/15/27 (c)	1,500	1,558
5% 11/15/28 (c)	2,250	2,365
5% 11/15/29 (c)	1,500	1,590
Austin Gen. Oblig. Series 2022:
5% 9/1/34	1,600	1,812
5% 9/1/35	2,500	2,828
5% 9/1/36	3,035	3,416
Austin Independent School District:
Series 2021:
4% 8/1/32	8,300	8,694
4% 8/1/33	9,255	9,681
4% 8/1/34	10,590	11,087
4% 8/1/35	7,215	7,547
Series 2023:
5% 8/1/35	2,000	2,283
5% 8/1/39	1,795	2,012
Austin Wtr. & Wastewtr. Sys. Rev. Series 2022:
5% 11/15/31	1,000	1,125
5% 11/15/33	650	740
5% 11/15/35	1,000	1,135
5% 11/15/36	1,000	1,130
Birdville Independent School District:
Series 2020, 2.375% 2/15/35	1,575	1,337
Series 2021, 5% 2/15/26	2,225	2,284
Board of Regents of The Texas A&M Univ. Sys. Permanent Univ. Fund Series 2023:
5% 7/1/37	8,235	9,277
5% 7/1/38	8,030	8,973
Boerne Independent School District Bonds Series 2023, 3.125%, tender 2/1/27 (b)	5,595	5,519
Brazos County Gen. Oblig. Series 2020, 2.125% 9/1/39	1,515	1,106
Brazosport Independent School District Series 2019, 2.125% 2/15/33	3,495	2,954
Cedar Park:
Series 2020, 1.75% 2/15/37	1,635	1,201
Series 2022, 5% 2/15/36	1,245	1,376
Central Reg'l. Mobility Auth.:
Series 2015 A:
5% 1/1/31 (Pre-Refunded to 7/1/25 @ 100)	1,165	1,184
5% 1/1/34 (Pre-Refunded to 7/1/25 @ 100)	1,940	1,972
5% 1/1/40 (Pre-Refunded to 7/1/25 @ 100)	5,340	5,429
Series 2020 E:
4% 1/1/34	950	971
4% 1/1/36	750	765
5% 1/1/30	850	914
5% 1/1/32	800	861
5% 1/1/35	915	984
Series 2020 G:
4% 1/1/34	1,000	1,007
4% 1/1/35	1,000	1,003
4% 1/1/36	1,000	1,003
5% 1/1/28	500	522
5% 1/1/29	750	796
5% 1/1/30	670	714
5% 1/1/31	725	773
5% 1/1/32	870	927
Series 2021 B, 5% 1/1/35	1,000	1,087
City of Denton Series 2020:
2% 2/15/35	1,430	1,133
2% 2/15/36	1,465	1,137
2% 2/15/36	2,670	2,072
2% 2/15/37	510	391
2% 2/15/37	1,495	1,135
2% 2/15/38	1,255	927
2% 2/15/38	1,525	1,126
2% 2/15/39	1,560	1,095
2% 2/15/40	1,585	1,096
Clear Creek Independent School District Bonds Series 2013 B, 3.6%, tender 8/15/25 (b)	6,655	6,657
Cypress-Fairbanks Independent School District:
Series 2016:
5% 2/15/25	20,810	21,027
5% 2/15/27	3,475	3,577
Series 2019 A, 3% 2/15/33	5,000	4,746
Series 2020, 4% 2/15/33	1,425	1,472
Dallas Area Rapid Transit Sales Tax Rev.:
Series 2007, 5.25% 12/1/29	7,135	7,899
Series 2020 A:
5% 12/1/25	750	769
5% 12/1/26	1,000	1,043
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2020 A:
5% 11/1/30	3,090	3,408
5% 11/1/31	1,300	1,426
5% 11/1/32	2,000	2,190
5% 11/1/33	2,000	2,188
Series 2020 B, 4% 11/1/35	7,865	8,059
Dallas Gen. Oblig.:
Series 2019 B:
5% 2/15/30	4,080	4,394
5% 2/15/32	7,095	7,623
5% 2/15/33	7,585	8,149
Series 2024 A:
5% 2/15/28	19,880	21,102
5% 2/15/29	16,030	17,272
5% 2/15/30	20,305	22,177
5% 2/15/31	8,555	9,452
5% 2/15/32	16,800	18,763
5% 2/15/33	8,555	9,667
Dallas Independent School District:
Series 2019:
5% 2/15/28	1,750	1,858
5% 2/15/29	2,355	2,509
5% 2/15/30	5,095	5,434
Series 2021, 4% 2/15/26	2,455	2,486
Dallas Wtrwks. & Swr. Sys. Rev. Series 2021 C, 3% 10/1/36	2,080	1,963
Del Valle Independent School District Series 2021, 2% 6/15/36	3,740	2,895
Denton Independent School District:
Bonds:
Series 2014 B:
2%, tender 8/1/24 (b)	1,395	1,393
2%, tender 8/1/24 (b)	670	669
Series 2019:
2%, tender 8/1/24 (b)	1,090	1,088
2%, tender 8/1/24 (b)	6,030	6,020
Series 2016, 0% 8/15/25	2,770	2,666
Eagle Mountain & Saginaw Independent School District Series 2022:
5% 8/15/33	1,190	1,353
5% 8/15/34	1,010	1,148
5% 8/15/35	1,300	1,474
5% 8/15/36	1,895	2,144
El Paso Gen. Oblig.:
Series 2019 A:
5% 8/15/30	5,100	5,402
5% 8/15/31	3,610	3,824
5% 8/15/32	3,620	3,833
5% 8/15/33	5,890	6,231
5% 8/15/34	2,945	3,118
Series 2024:
5% 8/15/36 (d)	1,780	2,033
5% 8/15/37 (d)	1,000	1,133
5% 8/15/38 (d)	1,000	1,125
El Paso Wtr. & Swr. Rev. Series 2022:
5% 3/1/35	7,140	7,854
5% 3/1/36	5,835	6,406
Elgin Independent School District Series 2022, 5% 8/1/30	1,485	1,644
Fort Bend Independent School District Bonds Series 2021 B, 0.72%, tender 8/1/26 (b)	8,400	7,757
Fort Worth Gen. Oblig.:
Series 2016, 5% 3/1/27	5,755	5,893
Series 2020:
3% 3/1/39	2,500	2,150
5% 3/1/29	4,200	4,534
Series 2021:
2% 3/1/36	6,480	5,017
2% 3/1/37	6,480	4,906
Fort Worth Independent School District:
Series 2016, 5% 2/15/26	3,530	3,629
Series 2023:
5% 2/15/36	440	501
5% 2/15/37	900	1,020
5% 2/15/38	1,125	1,268
5% 2/15/39	1,700	1,906
Fort Worth Wtr. & Swr. Rev. Series 2022, 5% 2/15/34	2,135	2,375
Frisco Texas Series 2022:
2% 2/15/37	4,640	3,507
2% 2/15/41	2,290	1,547
Galveston Wharves &Term. Series 2023, 5% 8/1/35 (c)	1,185	1,266
Garland Series 2021, 2% 2/15/39	1,660	1,178
Garland Tex Series 2024:
5% 2/15/33	2,145	2,439
5% 2/15/34	2,150	2,475
5% 2/15/35	2,010	2,312
5% 2/15/37	1,700	1,941
5% 2/15/38	1,250	1,420
5% 2/15/40	1,275	1,429
Georgetown Util. Sys. Rev. Series 2022:
5% 8/15/31 (Assured Guaranty Muni. Corp. Insured)	1,375	1,534
5% 8/15/33 (Assured Guaranty Muni. Corp. Insured)	1,500	1,665
5% 8/15/35 (Assured Guaranty Muni. Corp. Insured)	1,700	1,885
5% 8/15/36 (Assured Guaranty Muni. Corp. Insured)	1,585	1,753
Grand Parkway Trans. Corp.:
Bonds Series 2023, 5%, tender 4/1/28 (b)	42,630	44,806
Series 2018 A:
5% 10/1/31	4,965	5,291
5% 10/1/32	4,210	4,480
5% 10/1/33	6,420	6,828
5% 10/1/34	4,855	5,163
Grand Prairie Series 2023:
4% 2/15/38	1,755	1,798
4% 2/15/39	1,465	1,491
Harris County Cultural Ed. Facilities Fin. Corp. Med. Facilities Rev. Series 2024, 5% 5/15/29	10,165	10,889
Harris County Cultural Ed. Facilities Fin. Corp. Rev.:
Bonds:
Series 2019 B, 5%, tender 12/1/24 (b)	5,205	5,231
Series 2020 A, 0.9%, tender 5/15/25 (b)	5,000	4,846
Series 2019 A:
4% 10/1/35	1,750	1,749
4% 10/1/36	3,000	2,997
Series 2024 B:
5% 7/1/37	5,900	6,661
5% 7/1/38	4,500	5,047
Harris County Flood Cont. District Series 2021 A:
4% 10/1/32	5,130	5,324
4% 10/1/33	6,045	6,263
4% 10/1/34	4,995	5,170
4% 10/1/35	3,400	3,510
4% 10/1/36	3,920	4,030
Harris County Gen. Oblig.:
Series 2021 A, 3% 10/1/41	2,500	2,170
Series 2022 A:
5% 8/15/31	4,640	5,210
5% 8/15/32	2,500	2,845
Hays Consolidated Independent School District Series 2022:
4% 2/15/37	1,000	1,033
5% 2/15/34	1,000	1,111
5% 2/15/35	1,650	1,833
5% 2/15/36	2,250	2,489
Houston Arpt. Sys. Rev.:
Series 2018 A:
5% 7/1/26 (c)	1,635	1,672
5% 7/1/27 (c)	2,180	2,255
5% 7/1/28 (c)	970	1,015
Series 2018 B:
5% 7/1/28	3,110	3,320
5% 7/1/29	12,140	12,922
5% 7/1/30	6,385	6,803
Series 2020 A:
4% 7/1/35 (c)	1,500	1,486
4% 7/1/39 (c)	1,895	1,866
Series 2021 A:
4% 7/1/35 (c)	1,100	1,090
4% 7/1/36 (c)	2,180	2,164
4% 7/1/37 (c)	1,200	1,198
4% 7/1/38 (c)	1,750	1,750
4% 7/1/39 (c)	4,500	4,430
Series 2023 A:
5% 7/1/36 (Assured Guaranty Muni. Corp. Insured) (c)	3,850	4,200
5% 7/1/37 (Assured Guaranty Muni. Corp. Insured) (c)	2,000	2,173
5.25% 7/1/39 (Assured Guaranty Muni. Corp. Insured) (c)	2,700	2,970
5.25% 7/1/40 (Assured Guaranty Muni. Corp. Insured) (c)	5,000	5,468
Series 2023, 5% 7/1/38 (Assured Guaranty Muni. Corp. Insured) (c)	2,000	2,160
Houston Convention and Entertainment Facilities Dept. Hotel Occupancy Tax and Spl. Rev. Series 2019:
5% 9/1/29	1,000	1,065
5% 9/1/30	1,250	1,332
5% 9/1/31	1,650	1,758
5% 9/1/33	1,535	1,631
5% 9/1/34	1,250	1,327
5% 9/1/35	1,700	1,800
Houston Gen. Oblig. Series 2017 A, 5% 3/1/25	4,080	4,123
Houston Util. Sys. Rev.:
Series 2014 C, 5% 5/15/28	2,525	2,528
Series 2018 D, 5% 11/15/31	5,000	5,363
Series 2020 C:
4% 11/15/35	1,500	1,543
5% 11/15/30	2,145	2,379
5% 11/15/31	2,500	2,768
5% 11/15/32	2,000	2,212
Series 2021 A:
4% 11/15/35	700	723
4% 11/15/36	700	717
Series 2024 A:
5% 11/15/30	11,200	12,422
5% 11/15/32	8,000	9,115
5% 11/15/35	12,560	14,527
Irving Hosp. Auth. Hosp. Rev. Series 2017 A:
5% 10/15/24	485	486
5% 10/15/26	680	695
5% 10/15/27	485	494
5% 10/15/29	630	642
5% 10/15/31	990	1,007
5% 10/15/35	1,425	1,444
5% 10/15/36	3,115	3,152
5% 10/15/39	1,215	1,224
5% 10/15/44	1,440	1,446
Lamar Consolidated Independent School District Series 2023:
5% 2/15/37	2,000	2,256
5% 2/15/38	1,750	1,965
5% 2/15/39	5,000	5,561
5% 2/15/40	2,765	3,052
Love Field Arpt. Modernization Rev.:
Series 2015:
5% 11/1/30 (c)	1,360	1,377
5% 11/1/31 (c)	5,730	5,793
5% 11/1/35 (c)	1,700	1,716
Series 2017:
5% 11/1/26 (c)	1,000	1,027
5% 11/1/33 (c)	1,250	1,271
5% 11/1/34 (c)	2,925	2,973
5% 11/1/35 (c)	4,065	4,130
5% 11/1/36 (c)	5,170	5,248
Series 2021:
4% 11/1/34 (Assured Guaranty Muni. Corp. Insured) (c)	6,245	6,277
4% 11/1/38 (Assured Guaranty Muni. Corp. Insured) (c)	1,500	1,476
5% 11/1/33 (Assured Guaranty Muni. Corp. Insured) (c)	16,660	18,010
Lower Colorado River Auth. Rev.:
(LCRA Transmission Svcs. Corp. Proj.):
Series 2018:
5% 5/15/32	4,565	4,817
5% 5/15/34	2,430	2,564
5% 5/15/36	2,430	2,559
Series 2019:
5% 5/15/32	1,500	1,606
5% 5/15/33	2,250	2,408
5% 5/15/34	2,250	2,410
5% 5/15/35	5,575	5,966
5% 5/15/36	1,075	1,148
Series 2021, 5% 5/15/25	3,620	3,670
Series 2022 A:
5% 5/15/32	395	445
5.25% 5/15/35	1,500	1,706
Series 2015 B:
5% 5/15/25	6,615	6,706
5% 5/15/27	2,915	2,947
5% 5/15/28	2,845	2,877
5% 5/15/29	8,255	8,348
Series 2015 D, 5% 5/15/26	1,360	1,376
Series 2020, 5% 5/15/26	3,350	3,456
Lubbock County Tex Series 2023 A:
4% 2/15/39	3,250	3,276
5% 2/15/35	1,905	2,137
5% 2/15/37	2,950	3,300
5% 2/15/38	3,105	3,443
Magnolia Independent School District Series 2023:
5% 8/15/38	1,135	1,263
5% 8/15/39	3,700	4,088
Mansfield Tex Series 2020, 2.5% 2/15/39	1,425	1,115
McKinney Independent School District Series 2022, 5% 2/15/35	1,295	1,433
Midlothian Independent School District Bonds Series 2013 C:
2%, tender 8/1/24 (b)	1,340	1,338
2%, tender 8/1/24 (b)	2,820	2,815
Midway Independent School District Series 2020, 4% 8/15/32	1,500	1,536
Mission Econ. Dev. Corp. Solid Waste Disp. Rev. Bonds:
(Republic Svcs., Inc. Proj.) Series 2024, 4%, tender 6/1/34 (b)(c)	4,295	4,333
(Waste Mgmt., Inc. Proj.) Series 2018, 0.370% x SIFMA Municipal Swap Index 4.255%, tender 7/1/24 (b)(c)(h)	1,145	1,145
New Hope Cultural Ed. Facilities Fin. Corp. (Childrens Med. Ctr. of Dallas) Series 2017 A:
5% 8/15/24	1,960	1,963
5% 8/15/25	2,430	2,470
5% 8/15/26	1,505	1,552
5% 8/15/27	1,565	1,639
5% 8/15/30	2,330	2,439
Newark Higher Ed. Fin. Corp. (Abilene Christian Univ. Proj.) Series 2016 A:
5% 4/1/27	2,135	2,180
5% 4/1/28	1,395	1,425
North East Texas Independent School District Bonds Series 2019, 2.2%, tender 8/1/24 (b)	4,310	4,304
North Harris County Reg'l. Wtr. Auth. Series 2013, 4% 12/15/24	1,770	1,771
North Texas Muni. Wtr. District Upper East Fork Wastewtr. Interceptor Sys. Series 2021, 2% 6/1/39	2,195	1,554
North Texas Tollway Auth. Rev.:
(Sr. Lien Proj.) Series 2017 A, 5% 1/1/33	1,280	1,329
(Sub Lien Proj.) Series 2017 B:
5% 1/1/30	470	478
5% 1/1/31	660	671
5% 1/1/32	2,915	3,024
Series 2015 B:
5% 1/1/29	9,710	9,764
5% 1/1/30	4,855	4,882
Series 2019 A, 4% 1/1/36	1,725	1,749
Series 2019 B, 5% 1/1/25	3,390	3,416
Series 2020 A, 4% 1/1/37	3,395	3,435
Series 2021 B, 4% 1/1/39	8,025	8,041
Northside Independent School District Bonds Series 2019, 1.6%, tender 8/1/24 (b)	19,500	19,465
Pasadena Independent School District Bonds Series 2015 B, 1.5%, tender 8/15/24 (b)	16,765	16,703
Pecos Barstow Toyah Independent School District Series 2023:
5% 2/15/31	2,200	2,342
5% 2/15/32	2,750	2,923
5% 2/15/33	2,200	2,335
Plano Gen. Oblig. Series 2018, 3.37% 9/1/37	3,485	3,395
Plano Independent School District Series 2023:
5% 2/15/34	650	736
5% 2/15/35	2,000	2,261
5% 2/15/36	2,800	3,158
5% 2/15/37	3,125	3,513
5% 2/15/38	3,300	3,685
Prosper Independent School District Series 2021 A:
3% 2/15/36	4,780	4,525
3% 2/15/37	1,370	1,289
Richardson Independent School District Series 2024:
5% 2/15/35 (d)	1,150	1,311
5% 2/15/42 (d)	755	833
5% 2/15/43 (d)	2,200	2,415
Rockwall Independent School District Series 2015, 0% 2/15/25	1,615	1,578
San Antonio Arpt. Sys. Rev. Series 2019 A:
5% 7/1/27 (c)	2,380	2,462
5% 7/1/28 (c)	1,085	1,135
5% 7/1/29 (c)	1,270	1,341
5% 7/1/29 (c)	3,200	3,377
5% 7/1/30 (c)	1,235	1,305
5% 7/1/30 (c)	1,510	1,590
5% 7/1/31 (c)	2,310	2,425
5% 7/1/31 (c)	1,250	1,312
5% 7/1/32 (c)	950	997
5% 7/1/32 (c)	1,195	1,255
San Antonio Edl. Facilities Corp. Rev. (Trinity Univ. Proj.) Series 2024 A:
5% 6/1/33	3,515	3,985
5% 6/1/34	23,150	26,527
San Antonio Elec. & Gas Sys. Rev.:
Series 2012, 5.25% 2/1/25	3,110	3,143
Series 2017:
5% 2/1/29	1,455	1,525
5% 2/1/30	970	1,017
5% 2/1/31	1,455	1,525
5% 2/1/33	1,165	1,221
Series 2019, 5% 2/1/36	5,980	6,535
San Antonio Gen. Oblig. Series 2021, 4% 8/1/33	3,145	3,299
San Antonio Wtr. Sys. Rev.:
Series 2019 C, 5% 5/15/34	1,550	1,686
Series 2022 A:
5% 5/15/40	2,730	3,002
5% 5/15/41	2,485	2,716
Series 2022 B:
5% 5/15/32	730	823
5% 5/15/33	675	762
5% 5/15/35	1,460	1,644
5% 5/15/36	1,590	1,781
Spring Branch Independent School District Series 2019, 3% 2/1/32	5,315	5,147
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. Bonds (Baylor Scott & White Health Proj.) Series 2022 F, 5%, tender 11/15/30 (b)	8,030	8,685
Tarrant County Cultural Ed. Facilities Fin. Corp. Retirement Facility Rev. (Barton Creek Sr. Living Ctr., Inc. Querencia Proj.) Series 2015, 5% 11/15/30	6,130	6,143
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev.:
Series 2016 A:
5% 2/15/25	5,585	5,635
5% 2/15/34	2,040	2,100
Series 2018 B, 5% 7/1/43	3,100	3,201
Tarrant County Tex Hosp. District Series 2023:
5% 8/15/33	1,105	1,244
5.25% 8/15/35	1,635	1,870
5.25% 8/15/36	1,000	1,141
5.25% 8/15/37	1,000	1,137
5.25% 8/15/38	1,220	1,379
5.25% 8/15/39	1,750	1,974
Tarrant Reg'l. Wtr. District Wtr. Rev. Series 2024:
5% 3/1/35	3,960	4,569
5% 3/1/36	2,200	2,528
Texas A&M Univ. Rev.:
Series 2021 A, 4% 5/15/34	1,000	1,040
Series 2022:
5% 5/15/32	1,000	1,136
5% 5/15/33	1,000	1,136
5% 5/15/34	1,250	1,420
5% 5/15/35	1,000	1,134
Texas Dept. of Hsg. & Cmnty. Affairs Multi-family Hsg. Rev. Series 2019, 2.95% 7/1/36	6,161	5,303
Texas Dept. of Hsg. & Cmnty. Affairs Residential Mtg. Rev. Series 2023 B, 6% 1/1/54	16,090	17,546
Texas Dept. of Hsg. & Cmnty. Affairs Single Family Mtg. Rev. Series 2019 A, 4% 3/1/50	4,070	4,043
Texas Gen. Oblig.:
Series 2013 B, 5% 8/1/25 (c)	11,725	11,736
Series 2014, 5% 8/1/26 (c)	5,020	5,024
Series 2016, 5.5% 8/1/26 (c)	3,750	3,897
Series 2017, 3% 8/1/34 (c)	2,755	2,517
Series 2020 A, 4% 8/1/32 (c)	1,700	1,704
Series 2020 B:
4% 8/1/28 (c)	4,340	4,357
4% 8/1/29 (c)	5,605	5,634
4% 8/1/30 (c)	5,885	5,912
4% 8/1/31 (c)	6,180	6,216
Series 2021 A:
5% 8/1/30 (c)	5,720	6,153
5% 8/1/31 (c)	6,175	6,706
5% 8/1/32 (c)	6,480	7,032
5% 8/1/33 (c)	4,805	5,207
Series 2021 B, 5% 8/1/32 (c)	4,915	5,446
Texas Muni. Gas Acquisition & Supply Corp. Bonds Series 2023 B, 5.5%, tender 1/1/34 (b)	4,835	5,399
Texas Muni. Pwr. Agcy. Rev. Series 2021, 3% 9/1/34 (Assured Guaranty Muni. Corp. Insured)	1,125	1,049
Texas Private Activity Bond Surface Trans. Corp.:
(LBJ Infrastructure Group LLC I-635 Managed Lanes Proj.) Series 2020 A:
4% 6/30/33	2,750	2,791
4% 12/31/33	1,710	1,736
4% 6/30/34	4,000	4,059
4% 12/31/34	4,000	4,055
4% 6/30/35	4,000	4,051
4% 6/30/36	1,290	1,302
4% 12/31/36	2,965	2,989
Series 2023:
5% 6/30/34 (c)	2,110	2,284
5% 12/31/34 (c)	2,655	2,872
5.125% 6/30/35 (c)	2,185	2,372
5.125% 12/31/35 (c)	2,095	2,271
5.25% 6/30/36 (c)	2,310	2,510
5.25% 12/31/36 (c)	1,965	2,130
5.375% 6/30/37 (c)	1,275	1,387
Texas Pub. Fin. Auth. Lease Rev. Series 2019:
5% 2/1/26	2,600	2,668
5% 2/1/27	2,500	2,612
5% 2/1/28	1,315	1,396
Texas State Univ. Sys. Fing. Rev. Series 2017 A, 5% 3/15/29	4,530	4,731
Texas Trans. Commission Hwy. Impt. Gen. Oblig. Bonds Series 2014 B, 0.65%, tender 4/1/26 (b)	44,145	41,260
Texas Wtr. Dev. Board Rev.:
Series 2017 A:
5% 4/15/25	6,055	6,137
5% 4/15/26	4,195	4,333
5% 4/15/29	6,310	6,619
5% 4/15/30	16,995	17,834
Series 2018 A, 4% 10/15/32	7,000	7,110
Series 2018 B:
4% 10/15/36	9,840	9,937
5% 4/15/29	2,750	2,934
5% 10/15/29	2,250	2,402
5% 10/15/30	3,240	3,456
5% 4/15/31	5,000	5,328
Series 2019 A, 5% 4/15/32	3,805	4,154
Series 2019:
5% 8/1/30	8,650	9,429
5% 8/1/31	4,500	4,907
5% 8/1/32	3,000	3,265
5% 8/1/33	3,450	3,756
5% 8/1/34	4,500	4,889
5% 8/1/35	5,500	5,985
Series 2020, 5% 8/1/30	3,210	3,553
Series 2021, 4% 8/1/35	6,945	7,156
Series 2022:
5% 4/15/32	1,000	1,132
5% 10/15/32	1,350	1,538
5% 4/15/33	850	969
5% 10/15/33	1,300	1,481
Travis County Gen. Oblig. Series 2019 A:
5% 3/1/34	5,645	6,099
5% 3/1/35	17,080	18,438
5% 3/1/36	5,000	5,392
Travis County Hsg. Fin. Corp. Bonds Series 2023, 3.75%, tender 8/1/25 (b)	2,230	2,219
Univ. of Houston Univ. Revs.:
Series 2017 A, 5% 2/15/30	6,325	6,474
Series 2021 A, 2% 2/15/33	4,105	3,442
Univ. of North Texas Univ. Rev. Series 2022 A:
5% 4/15/32	540	611
5% 4/15/33	520	580
5% 4/15/34	720	801
5% 4/15/35	755	840
5% 4/15/36	720	801
5% 4/15/37	950	1,053
5% 4/15/38	1,095	1,205
5% 4/15/39	1,190	1,304
Univ. of Texas Board of Regents Sys. Rev. Series 2019 A, 5% 8/15/29	3,060	3,341
Univ. of Texas Permanent Univ. Fund Rev.:
Series 2016 B, 5% 7/1/29	1,740	1,792
Series 2023 A:
5% 7/1/32	13,135	14,946
5% 7/1/33	9,375	10,805
Waco Gen. Oblig.:
Series 2020:
2% 2/1/33	3,330	2,719
2.125% 2/1/35	2,240	1,786
2.375% 2/1/38	1,675	1,288
2.375% 2/1/39	3,800	2,835
Series 2023 A, 4% 2/1/39	3,990	4,035
Willis Independent School District Series 2021, 2% 2/15/36	1,700	1,332
TOTAL TEXAS		1,565,567
Utah - 0.3%
Intermountain Pwr. Agcy. Pwr. Supply Rev. Series 2022 A, 4% 7/1/36	4,890	5,092
Salt Lake City Arpt. Rev.:
Series 2017 A:
5% 7/1/26 (c)	1,120	1,144
5% 7/1/28 (c)	3,885	4,010
5% 7/1/32 (c)	1,215	1,251
Series 2018 A:
5% 7/1/29 (c)	1,500	1,565
5% 7/1/30 (c)	1,345	1,404
Series 2021 A, 4% 7/1/38 (c)	5,000	4,986
Series 2023 A:
5.25% 7/1/36 (c)	1,500	1,693
5.25% 7/1/39 (c)	1,500	1,669
5.25% 7/1/40 (c)	2,125	2,351
Salt Lake Gen. Oblig. Series 2021:
3% 6/15/37	1,055	985
3% 6/15/38	1,085	997
3% 6/15/39	1,120	1,014
Washington County Utah School District (Utah School Bond Guaranty Prog.) Series 2020, 1.5% 3/1/33	1,840	1,450
Weber School District Utah (Utah School District Bond Guaranty Prog.) Series 2019:
2.375% 6/15/35	1,825	1,534
2.375% 6/15/36	1,150	952
TOTAL UTAH		32,097
Vermont - 0.0%
Vermont Student Assistant Corp. Ed. Ln. Rev. Series 2017 A, 5% 6/15/27 (c)	1,590	1,624
Virginia - 1.9%
Arlington County IDA Hosp. Facilities:
Bonds Series 2023 A, 5%, tender 7/1/31 (b)	17,880	19,157
Series 2020:
5% 7/1/27	120	125
5% 7/1/28	1,175	1,244
5% 7/1/30	1,265	1,375
5% 7/1/32	1,005	1,085
Chesapeake Wtr. & Swr. Sys. Series 2021, 2% 7/1/37	1,395	1,078
Chesapeake Gen. Oblig. Series 2020 A:
5% 8/1/31	1,500	1,672
5% 8/1/32	1,500	1,670
5% 8/1/33	1,500	1,669
Fairfax County Redev. & Hsg. Auth. Rev. Bonds (Dominion Square North Proj.) Series 2023, 5%, tender 1/1/28 (b)	4,440	4,570
Fredericksburg Econ. Dev. Auth. Rev. Series 2014:
5% 6/15/27	1,260	1,260
5% 6/15/29	1,385	1,385
5% 6/15/33	1,475	1,475
Hampton Roads Trans. Accountability Commission Series 2021 A, 5% 7/1/26 (Escrowed to Maturity)	28,000	28,930
Henrico County Series 2020 A, 2% 8/1/32	1,095	930
Manassas Series 2021:
1.75% 1/1/35	2,615	2,017
1.75% 1/1/36	2,640	1,993
2% 1/1/34	2,555	2,097
Norfolk Econ. Dev. Auth. Hosp. Facilities Rev. Bonds Series 2018 A, 5%, tender 11/1/28 (b)	1,455	1,545
Stafford County Econ. Dev. Auth. Hosp. Facilities Rev. Series 2016:
4% 6/15/37	615	601
5% 6/15/32	1,750	1,783
5% 6/15/34	2,235	2,276
Virginia College Bldg. Auth. Edl. Facilities Rev.:
(21st Century College and Equip. Progs.):
Series 2017 C, 5% 2/1/26	5,540	5,698
Series 2017 E, 5% 2/1/31	10,295	10,877
Series 2020 A:
5% 2/1/34	1,050	1,148
5% 2/1/35	2,500	2,733
Series 2021 A, 3% 2/1/39	2,670	2,368
(Virginia Gen. Oblig.) Series 2017 E, 5% 2/1/30	8,875	9,400
Series 2017 C, 4% 2/1/34	6,890	6,945
Series 2019 A, 3% 2/1/36	3,445	3,185
Virginia College Bldg. Auth. Edl. Facilities Rev. Rfdg. (Pub. Higher Ed. Fing. Prog.) Series 2023 A, 4% 9/1/41	4,100	4,117
Virginia Commonwealth Trans. Board Rev.:
(Virginia Gen. Oblig. Proj.) Series 2017 A, 5% 5/15/29	6,160	6,490
Series 2022, 4% 5/15/33	6,530	6,869
Virginia Small Bus. Fing. Auth.:
(95 Express Lanes LLC Proj.) Series 2022:
4% 1/1/39 (c)	1,850	1,796
4% 7/1/39 (c)	2,750	2,668
4% 1/1/40 (c)	3,200	3,074
5% 7/1/33 (c)	5,765	6,152
5% 7/1/36 (c)	2,875	3,058
5% 1/1/37 (c)	6,265	6,655
(Elizabeth River Crossings OpCo, LLC Proj.) Series 2022:
4% 7/1/33 (c)	1,590	1,605
4% 7/1/35 (c)	2,540	2,562
4% 1/1/36 (c)	3,000	3,022
4% 1/1/37 (c)	4,500	4,520
4% 1/1/38 (c)	4,750	4,747
4% 1/1/39 (c)	10,520	10,395
4% 1/1/40 (c)	3,500	3,421
Series 2020 A:
5% 1/1/28	1,100	1,141
5% 1/1/29	1,400	1,469
5% 1/1/30	1,600	1,697
Virginia St Pub. School Auth. Spl. O Series 2023:
5% 8/1/36	1,000	1,156
5% 8/1/37	5,090	5,861
5% 8/1/38	2,370	2,713
5% 8/1/39	2,510	2,856
Winchester Econ. Dev. Auth. Series 2015:
5% 1/1/32	1,940	1,971
5% 1/1/33	2,515	2,552
TOTAL VIRGINIA		214,858
Washington - 2.4%
Energy Northwest Elec. Rev. Series 2022 A, 5% 7/1/33	5,750	6,540
King County Gen. Oblig. Series 2021 A:
2% 1/1/36	1,100	866
2% 1/1/37	965	743
King County Highline School District # 401 Series 2023:
5% 12/1/38	1,750	1,964
5% 12/1/39	2,750	3,077
5% 12/1/40	3,200	3,561
King County Wash Hsg. Auth. Afford (Kirkland Heights Proj.):
Series 2023 A1, 5% 1/1/28	3,120	3,173
Series 2023 A2, 5% 1/1/28	1,555	1,598
Port of Seattle Rev.:
Series 2013, 5% 7/1/24 (c)	1,075	1,075
Series 2016 B:
5% 10/1/26 (c)	3,625	3,697
5% 10/1/29 (c)	4,615	4,702
Series 2016:
5% 2/1/27	1,205	1,231
5% 2/1/29	2,430	2,483
Series 2018 A:
5% 5/1/29 (c)	1,515	1,559
5% 5/1/37 (c)	2,290	2,345
Series 2019, 5% 4/1/28 (c)	2,250	2,345
Seattle Hsg. Auth. Rev. (Northgate Plaza Proj.) Series 2021, 1% 6/1/26	4,345	4,047
Seattle Muni. Lt. & Pwr. Rev. Series 2021 A, 4% 7/1/35	8,490	8,827
Tacoma Elec. Sys. Rev. Series 2017:
5% 1/1/29	1,050	1,092
5% 1/1/36	1,140	1,180
Washington Convention Ctr. Pub. Facilities:
Series 2021 B, 3% 7/1/43	2,150	1,698
Series 2021, 4% 7/1/31	40,650	40,132
Washington Gen. Oblig.:
Series 2018 A, 5% 8/1/32	14,420	15,157
Series 2018 C, 5% 8/1/30	6,665	7,008
Series 2018 D:
5% 8/1/32	24,300	25,520
5% 8/1/33	30,735	32,269
Series 2019 B, 5% 6/1/34	3,300	3,522
Series 2020 C, 5% 2/1/37	9,530	10,424
Series 2021 A:
5% 8/1/35	2,625	2,901
5% 6/1/38	2,250	2,463
Series 2022 C, 4% 7/1/35	9,630	10,135
Series 2022 D, 4% 7/1/35	4,120	4,336
Series 2023 A, 5% 8/1/35	1,435	1,629
Series 2023 B, 5% 2/1/39	1,275	1,431
Series R-2017 A:
5% 8/1/28	1,735	1,794
5% 8/1/30	1,735	1,790
Washington Health Care Facilities Auth. Rev.:
(Overlake Hosp. Med. Ctr., WA. Proj.) Series 2017 B:
5% 7/1/25	240	241
5% 7/1/26	1,935	1,946
5% 7/1/29	3,100	3,144
5% 7/1/34	610	618
5% 7/1/42	5,305	5,303
(Providence Health Systems Proj.) Series 2018 B:
5% 10/1/27	2,430	2,519
5% 10/1/28	2,045	2,142
(Virginia Mason Med. Ctr. Proj.) Series 2017:
5% 8/15/25	1,300	1,310
5% 8/15/26	1,175	1,189
5% 8/15/28	3,825	3,902
(Virginia Mason Med. Ctr. Proj.) Series 2017, 5% 8/15/31	5,780	5,901
Series 2015, 5% 1/1/29 (Pre-Refunded to 7/1/25 @ 100)	1,260	1,278
Series 2017 B, 4% 8/15/41	5,900	5,623
Series 2017, 5% 8/15/32	1,520	1,551
Series 2019 A1:
5% 8/1/31	1,000	1,067
5% 8/1/35	1,500	1,602
Series 2019 A2, 5% 8/1/44	5,995	6,173
Washington Higher Ed. Facilities Auth. Rev.:
(Whitman College Proj.) Series 2024, 4% 1/1/43	4,820	4,667
(Whitworth Univ. Proj.):
Series 2016 A:
5% 10/1/29	550	561
5% 10/1/31	2,635	2,686
5% 10/1/33	560	570
Series 2019, 4% 10/1/49	5,235	4,483
Series 2016 A, 5% 10/1/30	2,510	2,561
Washington State Hsg. Fin. Commission (Grata at Totem Lake Apts. Proj.) Series 2022 A, 2.85% 9/1/42	3,000	2,327
TOTAL WASHINGTON		281,678
West Virginia - 0.1%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. Bonds (Appalachian Pwr. Co. - Amos Proj.) Series 2015 A, 3.375%, tender 6/15/28 (b)	3,425	3,367
West Virginia Hosp. Fin. Auth. Hosp. Rev. Series 2018 A:
5% 1/1/36	3,000	3,000
5% 1/1/43	5,565	5,529
TOTAL WEST VIRGINIA		11,896
Wisconsin - 2.1%
Blue Ridge Healthcare Pub. Fin. Auth. Series 2020 A:
5% 1/1/31	1,050	1,099
5% 1/1/34	1,000	1,047
5% 1/1/38	1,050	1,090
Howard Suamico Scd Series 2021, 2% 3/1/37	4,410	3,389
Kohler Wis School District Series 2021:
2% 3/1/35	1,135	908
2% 3/1/36	1,160	910
2% 3/1/37	1,180	906
Madison Gen. Oblig. Series 2020 B:
2% 10/1/31	1,130	967
2% 10/1/33	1,130	929
Marathon County Wis Series 2021 B, 2.125% 2/1/41	1,600	1,119
Pub. Fin. Auth. Edl. Facilities Series 2022 A, 5.25% 3/1/42	5,655	5,833
Pub. Fin. Auth. Hosp. Rev.:
(Renown Reg'l. Med. Ctr. Proj.) Series 2020 A, 4% 6/1/45	20,085	18,644
Series 2019 A, 5% 10/1/44	3,600	3,712
Pub. Fin. Auth. Sr. Living Rev. (Mary's Woods At Marylhurst, Inc. Proj.) Series 2017 A:
5% 5/15/30 (e)	1,135	1,146
5.25% 5/15/37 (e)	535	540
5.25% 5/15/42 (e)	420	421
5.25% 5/15/47 (e)	420	410
5.25% 5/15/52 (e)	790	754
Pub. Fin. Auth. Wisconsin Retirement Facility Rev. Series 2018:
5% 10/1/43 (e)	1,420	1,392
5% 10/1/48 (e)	1,480	1,406
5% 10/1/53 (e)	3,010	2,804
Roseman Univ. of Health:
Series 2018 A, 5.35% 12/1/45	9,015	9,060
Series 2020:
5% 4/1/30 (e)	400	415
5% 4/1/30 (Escrowed to Maturity) (e)	100	106
Wisconsin Ctr. District Tax Rev.:
Series 2020 C:
0% 12/15/29 (Assured Guaranty Muni. Corp. Insured)	1,050	852
0% 12/15/31 (Assured Guaranty Muni. Corp. Insured)	1,350	1,011
0% 12/15/32 (Assured Guaranty Muni. Corp. Insured)	1,400	1,006
0% 12/15/33 (Assured Guaranty Muni. Corp. Insured)	1,350	930
0% 12/15/34 (Assured Guaranty Muni. Corp. Insured)	1,250	825
Series 2020 D:
0% 12/15/28 (Assured Guaranty Muni. Corp. Insured)	255	215
0% 12/15/29 (Assured Guaranty Muni. Corp. Insured)	390	317
0% 12/15/31 (Assured Guaranty Muni. Corp. Insured)	1,000	751
Wisconsin Gen. Oblig.:
Series 2021 2, 5% 5/1/25	5,270	5,345
Series 2021 A:
5% 5/1/32	7,920	8,434
5% 5/1/34	10,820	11,513
5% 5/1/35	11,365	12,098
Series 2022 4:
5% 5/1/34	3,000	3,398
5% 5/1/35	3,000	3,394
Series 2025 1:
5% 5/1/33 (d)	3,985	4,438
5% 5/1/36 (d)	900	1,019
Wisconsin Health & Edl. Facilities:
Bonds Series 2018 C1, 5%, tender 7/29/26 (b)	2,515	2,573
Series 2014 A:
5% 11/15/24	8,510	8,532
5% 11/15/27	6,515	6,537
Series 2015, 5% 12/15/27	1,175	1,181
Series 2016, 4% 2/15/38 (Pre-Refunded to 8/15/25 @ 100)	1,260	1,262
Series 2017 A:
4% 4/1/39	5,325	5,195
5% 9/1/34 (Pre-Refunded to 9/1/27 @ 100)	1,800	1,887
5% 9/1/36 (Pre-Refunded to 9/1/27 @ 100)	2,100	2,202
Series 2019 B1, 2.825% 11/1/28	685	635
Series 2019:
5% 12/15/31	1,000	1,060
5% 12/15/32	1,750	1,853
5% 12/15/34	1,720	1,819
Wisconsin Health & Edl. Facilities Auth. Rev.:
Bonds:
Series 2018 C4, 5%, tender 6/22/29 (b)	4,900	5,253
Series 2018, 5%, tender 6/22/29 (b)	7,105	7,621
Series 2024 B, 5%, tender 10/3/34 (b)	3,500	3,794
Series 2012:
5% 6/1/27	1,750	1,751
5% 6/1/32	995	995
5% 6/1/39	2,345	2,346
Series 2021, 3% 10/15/37	7,850	6,732
Series 2024 A:
4.5% 2/15/54	4,370	4,330
5.25% 2/15/35	5,575	6,154
5.25% 2/15/36	12,925	14,223
5.5% 2/15/54	4,675	4,970
Wisconsin Hsg. & Econ. Dev. Auth.:
Series 2021 A, 3% 3/1/52	3,455	3,332
Series A, 3.5% 9/1/50	5,815	5,707
Wisconsin Hsg. & Econ. Dev. Auth. Hsg. Rev. Bonds Series 2021 C, 0.81%, tender 5/1/25 (b)	3,800	3,664
Wisconsin St Gen. Fund Annual Appropriation Series 2019 A:
5% 5/1/26 (Escrowed to Maturity)	8,580	8,855
5% 5/1/27 (Escrowed to Maturity)	12,590	13,235
TOTAL WISCONSIN		242,251
TOTAL MUNICIPAL BONDS (Cost $11,767,854)		11,502,230

Municipal Notes - 0.6%
	Principal Amount (a) (000s)	Value ($) (000s)
Kentucky - 0.4%
Meade County Indl. Bldg. Rev. (Nucor Steel Brandenburg Proj.):
Series 2020 A1, 5.3% 7/1/24, VRDN (b)(c)	34,000	34,000
Series 2020 B1, 5.3% 7/1/24, VRDN (b)(c)	16,075	16,075
TOTAL KENTUCKY		50,075
North Carolina - 0.2%
Hertford County Indl. Facilities Poll. Cont. Fing. Auth. (Nucor Corp. Proj.) Series 2000 A, 4.25% 7/5/24, VRDN (b)(c)	19,500	19,500
Vermont - 0.0%
Vermont Hsg. Fin. Agcy. Multi-family Participating VRDN Series Floater MIZ 91 46, 4.87% 7/1/24 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(i)(j)	7	7
TOTAL MUNICIPAL NOTES (Cost $69,582)		69,582

Money Market Funds - 0.1%
	Shares	Value ($) (000s)
Fidelity Municipal Cash Central Fund 4.33% (k)(l) (Cost $10,790)	10,788,041	10,790

TOTAL INVESTMENT IN SECURITIES - 100.7% (Cost $11,848,226)	11,582,602
NET OTHER ASSETS (LIABILITIES) - (0.7)%	(82,982)
NET ASSETS - 100.0%	11,499,620

Security Type Abbreviations
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.
Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $96,615,000 or 0.8% of net assets.

(f)	Non-income producing - Security is in default.
(g)	Level 3 security
(h)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(i)	Provides evidence of ownership in one or more underlying municipal bonds.
(j)	Coupon rates are determined by re-marketing agents based on current market conditions.
(k)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.
(l)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Municipal Cash Central Fund 4.33%	454,142	1,146,180	1,589,584	5,766	56	(4)	10,790	0.6%
Total	454,142	1,146,180	1,589,584	5,766	56	(4)	10,790

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of June 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Municipal Securities	11,571,812	-	11,570,171	1,641

Money Market Funds	10,790	10,790	-	-
Total Investments in Securities:	11,582,602	10,790	11,570,171	1,641
Financial Statements (Unaudited)
Statement of Assets and Liabilities
Amounts in thousands (except per-share amounts)		June 30, 2024 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $11,837,436)	$11,571,812
Fidelity Central Funds (cost $10,790)	10,790

Total Investment in Securities (cost $11,848,226)		$11,582,602
Cash		26
Receivable for fund shares sold		10,025
Interest receivable		140,112
Distributions receivable from Fidelity Central Funds		455
Receivable from investment adviser for expense reductions		49
Other receivables		54
Total assets		11,733,323
Liabilities
Payable for investments purchased
Regular delivery	$32,312
Delayed delivery	173,635
Payable for fund shares redeemed	15,653
Distributions payable	8,494
Accrued management fee	2,370
Distribution and service plan fees payable	33
Other affiliated payables	1,004
Other payables and accrued expenses	202
Total liabilities		233,703
Net Assets		$11,499,620
Net Assets consist of:
Paid in capital		$11,805,602
Total accumulated earnings (loss)		(305,982)
Net Assets		$11,499,620

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($109,921 ÷ 10,936 shares)(a)		$10.05
Maximum offering price per share (100/96.00 of $10.05)		$10.47
Class M :
Net Asset Value and redemption price per share ($11,498 ÷ 1,145 shares)(a)		$10.04
Maximum offering price per share (100/96.00 of $10.04)		$10.46
Class C :
Net Asset Value and offering price per share ($8,984 ÷ 893 shares)(a)		$10.06
Intermediate Municipal Income :
Net Asset Value, offering price and redemption price per share ($4,357,394 ÷ 433,818 shares)		$10.04
Class I :
Net Asset Value, offering price and redemption price per share ($1,698,358 ÷ 168,823 shares)		$10.06
Class Z :
Net Asset Value, offering price and redemption price per share ($5,313,465 ÷ 527,997 shares)		$10.06
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Amounts in thousands		Six months ended June 30, 2024 (Unaudited)
Investment Income
Interest		$166,778
Income from Fidelity Central Funds		5,766
Total income		172,544
Expenses
Management fee	$14,251
Transfer agent fees	5,499
Distribution and service plan fees	201
Accounting fees and expenses	464
Custodian fees and expenses	52
Independent trustees' fees and expenses	15
Registration fees	220
Audit	31
Legal	5
Miscellaneous	95
Total expenses before reductions	20,833
Expense reductions	(215)
Total expenses after reductions		20,618
Net Investment income (loss)		151,926
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(6,583)
Fidelity Central Funds	56
Total net realized gain (loss)		(6,527)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(161,535)
Fidelity Central Funds	(4)
Total change in net unrealized appreciation (depreciation)		(161,539)
Net gain (loss)		(168,066)
Net increase (decrease) in net assets resulting from operations		$(16,140)
Statement of Changes in Net Assets

Amount in thousands	Six months ended June 30, 2024 (Unaudited)	Year ended December 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$151,926	$277,249
Net realized gain (loss)	(6,527)	(23,082)
Change in net unrealized appreciation (depreciation)	(161,539)	337,665
Net increase (decrease) in net assets resulting from operations	(16,140)	591,832
Distributions to shareholders	(148,989)	(275,015)

Share transactions - net increase (decrease)	132,875	558,009
Total increase (decrease) in net assets	(32,254)	874,826

Net Assets
Beginning of period	11,531,874	10,657,048
End of period	$11,499,620	$11,531,874

Financial Highlights
Fidelity Advisor® Intermediate Municipal Income Fund Class A

	Six months ended (Unaudited) June 30, 2024	Years ended December 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$10.20	$9.90	$10.79	$10.87	$10.64	$10.25
Income from Investment Operations
Net investment income (loss) A,B	.117	.217	.173	.157	.191	.220
Net realized and unrealized gain (loss)	(.153)	.298	(.890)	(.059)	.241	.411
Total from investment operations	(.036)	.515	(.717)	.098	.432	.631
Distributions from net investment income	(.114)	(.215)	(.172)	(.158)	(.191)	(.220)
Distributions from net realized gain	-	-	(.001)	(.020)	(.011)	(.021)
Total distributions	(.114)	(.215)	(.173)	(.178)	(.202)	(.241)
Net asset value, end of period	$10.05	$10.20	$9.90	$10.79	$10.87	$10.64
Total Return C,D,E	(.35) %	5.28%	(6.65)%	.91%	4.11%	6.20%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.69% H	.68%	.67%	.64%	.66%	.67%
Expenses net of fee waivers, if any	.68 % H	.68%	.67%	.64%	.66%	.67%
Expenses net of all reductions	.68% H	.68%	.67%	.64%	.66%	.67%
Net investment income (loss)	2.33% H	2.18%	1.71%	1.46%	1.79%	2.09%
Supplemental Data
Net assets, end of period (in millions)	$110	$114	$112	$166	$121	$110
Portfolio turnover rate I	15 % H	14%	20%	11%	18%	14%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Advisor® Intermediate Municipal Income Fund Class M

	Six months ended (Unaudited) June 30, 2024	Years ended December 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$10.19	$9.90	$10.78	$10.87	$10.63	$10.24
Income from Investment Operations
Net investment income (loss) A,B	.118	.221	.178	.162	.195	.223
Net realized and unrealized gain (loss)	(.152)	.288	(.880)	(.070)	.251	.411
Total from investment operations	(.034)	.509	(.702)	.092	.446	.634
Distributions from net investment income	(.116)	(.219)	(.177)	(.162)	(.195)	(.223)
Distributions from net realized gain	-	-	(.001)	(.020)	(.011)	(.021)
Total distributions	(.116)	(.219)	(.178)	(.182)	(.206)	(.244)
Net asset value, end of period	$10.04	$10.19	$9.90	$10.78	$10.87	$10.63
Total Return C,D,E	(.33) %	5.21%	(6.51)%	.85%	4.24%	6.24%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.65% H	.64%	.61%	.60%	.63%	.64%
Expenses net of fee waivers, if any	.65 % H	.64%	.61%	.60%	.63%	.64%
Expenses net of all reductions	.65% H	.64%	.61%	.60%	.63%	.64%
Net investment income (loss)	2.36% H	2.22%	1.77%	1.49%	1.82%	2.12%
Supplemental Data
Net assets, end of period (in millions)	$11	$12	$12	$11	$15	$20
Portfolio turnover rate I	15 % H	14%	20%	11%	18%	14%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Advisor® Intermediate Municipal Income Fund Class C

	Six months ended (Unaudited) June 30, 2024	Years ended December 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$10.20	$9.91	$10.79	$10.88	$10.65	$10.25
Income from Investment Operations
Net investment income (loss) A,B	.080	.147	.102	.079	.112	.142
Net realized and unrealized gain (loss)	(.143)	.288	(.880)	(.070)	.241	.420
Total from investment operations	(.063)	.435	(.778)	.009	.353	.562
Distributions from net investment income	(.077)	(.145)	(.101)	(.079)	(.112)	(.141)
Distributions from net realized gain	-	-	(.001)	(.020)	(.011)	(.021)
Total distributions	(.077)	(.145)	(.102)	(.099)	(.123)	(.162)
Net asset value, end of period	$10.06	$10.20	$9.91	$10.79	$10.88	$10.65
Total Return C,D,E	(.62) %	4.43%	(7.21)%	.09%	3.34%	5.52%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.42% H	1.38%	1.37%	1.37%	1.40%	1.42%
Expenses net of fee waivers, if any	1.42 % H	1.38%	1.37%	1.37%	1.40%	1.42%
Expenses net of all reductions	1.42% H	1.38%	1.37%	1.37%	1.40%	1.42%
Net investment income (loss)	1.59% H	1.47%	1.01%	.72%	1.05%	1.34%
Supplemental Data
Net assets, end of period (in millions)	$9	$10	$11	$16	$27	$34
Portfolio turnover rate I	15 % H	14%	20%	11%	18%	14%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the contingent deferred sales charge.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity® Intermediate Municipal Income Fund

	Six months ended (Unaudited) June 30, 2024	Years ended December 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$10.19	$9.90	$10.78	$10.87	$10.63	$10.24
Income from Investment Operations
Net investment income (loss) A,B	.132	.248	.204	.192	.225	.254
Net realized and unrealized gain (loss)	(.152)	.288	(.880)	(.069)	.251	.411
Total from investment operations	(.020)	.536	(.676)	.123	.476	.665
Distributions from net investment income	(.130)	(.246)	(.203)	(.193)	(.225)	(.254)
Distributions from net realized gain	-	-	(.001)	(.020)	(.011)	(.021)
Total distributions	(.130)	(.246)	(.204)	(.213)	(.236)	(.275)
Net asset value, end of period	$10.04	$10.19	$9.90	$10.78	$10.87	$10.63
Total Return C,D	(.20) %	5.51%	(6.27)%	1.14%	4.54%	6.55%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.38% G	.36%	.35%	.32%	.34%	.35%
Expenses net of fee waivers, if any	.37 % G	.36%	.35%	.32%	.34%	.35%
Expenses net of all reductions	.37% G	.36%	.35%	.32%	.34%	.35%
Net investment income (loss)	2.64% G	2.50%	2.03%	1.77%	2.11%	2.41%
Supplemental Data
Net assets, end of period (in millions)	$4,357	$4,695	$4,758	$5,501	$4,666	$4,621
Portfolio turnover rate H	15 % G	14%	20%	11%	18%	14%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Advisor® Intermediate Municipal Income Fund Class I

	Six months ended (Unaudited) June 30, 2024	Years ended December 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$10.21	$9.91	$10.80	$10.88	$10.65	$10.26
Income from Investment Operations
Net investment income (loss) A,B	.129	.241	.197	.185	.217	.246
Net realized and unrealized gain (loss)	(.153)	.298	(.889)	(.060)	.242	.411
Total from investment operations	(.024)	.539	(.692)	.125	.459	.657
Distributions from net investment income	(.126)	(.239)	(.197)	(.185)	(.218)	(.246)
Distributions from net realized gain	-	-	(.001)	(.020)	(.011)	(.021)
Total distributions	(.126)	(.239)	(.198)	(.205)	(.229)	(.267)
Net asset value, end of period	$10.06	$10.21	$9.91	$10.80	$10.88	$10.65
Total Return C,D	(.23) %	5.53%	(6.41)%	1.16%	4.36%	6.45%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.44% G	.43%	.42%	.39%	.41%	.43%
Expenses net of fee waivers, if any	.44 % G	.43%	.42%	.39%	.41%	.43%
Expenses net of all reductions	.44% G	.43%	.42%	.39%	.41%	.43%
Net investment income (loss)	2.57% G	2.42%	1.96%	1.70%	2.03%	2.33%
Supplemental Data
Net assets, end of period (in millions)	$1,698	$1,588	$1,288	$1,221	$1,363	$1,238
Portfolio turnover rate H	15 % G	14%	20%	11%	18%	14%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Advisor® Intermediate Municipal Income Fund Class Z

	Six months ended (Unaudited) June 30, 2024	Years ended December 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$10.21	$9.92	$10.80	$10.89	$10.65	$10.26
Income from Investment Operations
Net investment income (loss) A,B	.136	.254	.209	.198	.230	.258
Net realized and unrealized gain (loss)	(.153)	.288	(.879)	(.069)	.252	.412
Total from investment operations	(.017)	.542	(.670)	.129	.482	.670
Distributions from net investment income	(.133)	(.252)	(.209)	(.199)	(.231)	(.259)
Distributions from net realized gain	-	-	(.001)	(.020)	(.011)	(.021)
Total distributions	(.133)	(.252)	(.210)	(.219)	(.242)	(.280)
Net asset value, end of period	$10.06	$10.21	$9.92	$10.80	$10.89	$10.65
Total Return C,D	(.16) %	5.56%	(6.20)%	1.19%	4.59%	6.59%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.31% G	.31%	.29%	.27%	.29%	.30%
Expenses net of fee waivers, if any	.31 % G	.31%	.29%	.27%	.29%	.30%
Expenses net of all reductions	.31% G	.31%	.29%	.27%	.29%	.30%
Net investment income (loss)	2.70% G	2.55%	2.09%	1.83%	2.16%	2.46%
Supplemental Data
Net assets, end of period (in millions)	$5,313	$5,114	$4,476	$3,680	$2,923	$1,756
Portfolio turnover rate H	15 % G	14%	20%	11%	18%	14%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Notes to Financial Statements
 (Unaudited)
For the period ended June 30, 2024
(Amounts in thousands except percentages)

1. Organization.
Fidelity Intermediate Municipal Income Fund (the Fund) is a fund of Fidelity School Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Intermediate Municipal Income, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2024 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Intermediate Municipal Income Fund	$49

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. During the period, the Fund incurred a corporate tax liability on undistributed net investment income which is included in Miscellaneous expense on the Statement of Operations. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, capital loss carryforwards and losses deferred due to wash sales.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$86,623
Gross unrealized depreciation	(347,260)
Net unrealized appreciation (depreciation)	$(260,637)
Tax cost	$11,843,239

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(12,369)
Long-term	(27,030)
Total capital loss carryforward	$(39,399)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Intermediate Municipal Income Fund	1,668,197	805,589
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The fee is based on an annual asset based fee of .10% of the Fund's average net assets plus an income based fee of 5% of the Fund's gross income throughout the month. For the reporting period, the total annualized management fee rate was .25% of average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	140	5
Class M	- %	.25%	14	-A
Class C	.75%	.25%	47	9
			201	14
A In the amount of less than five hundred dollars

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.
For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	$2
Class MA	-B
Class CA	-B
$2
A  When Class M and C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.
B In the amount of less than five hundred dollars

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount ($)	% of Class-Level Average Net AssetsA
Class A	96.17
Class M	8.14
Class C	7.15
Intermediate Municipal Income	2,619.11
Class I	1,499.18
Class Z	1,270.05
	5,499
A Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Intermediate Municipal Income Fund	.01

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. During the period, there were no interfund trades.

Sub-Advisory Arrangements. Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount ($)
Fidelity Intermediate Municipal Income Fund	11
7. Expense Reductions.
The investment adviser contractually agreed to reimburse expenses of each class to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through April 30, 2025. Some expenses, for example the compensation of the independent Trustees, and certain other expenses such as interest expense, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement ($)
Class A	.68%	3
Class M	.65%	-
Class C	1.43%	-
Intermediate Municipal Income	.37%	136
Class I	.44%	8
Class Z	.31%	66
		213

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $2.
8. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2024	Year ended December 31, 2023
Fidelity Intermediate Municipal Income Fund
Distributions to shareholders
Class A	$1,259	$2,459
Class M	133	263
Class C	72	149
Intermediate Municipal Income	59,595	116,780
Class I	21,112	35,191
Class Z	66,818	120,173
Total	$148,989	$275,015
9. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2024	Year ended December 31, 2023	Six months ended June 30, 2024	Year ended December 31, 2023
Fidelity Intermediate Municipal Income Fund
Class A
Shares sold	871	2,518	$8,792	$24,920
Reinvestment of distributions	118	233	1,191	2,321
Shares redeemed	(1,224)	(2,868)	(12,371)	(28,507)
Net increase (decrease)	(235)	(117)	$(2,388)	$(1,266)
Class M
Shares sold	20	144	$190	$1,455
Reinvestment of distributions	12	25	125	247
Shares redeemed	(36)	(220)	(363)	(2,187)
Net increase (decrease)	(4)	(51)	$(48)	$(485)
Class C
Shares sold	86	205	$877	$2,067
Reinvestment of distributions	7	15	70	146
Shares redeemed	(160)	(420)	(1,617)	(4,181)
Net increase (decrease)	(67)	(200)	$(670)	$(1,968)
Intermediate Municipal Income
Shares sold	78,738	173,876	$795,680	$1,711,975
Reinvestment of distributions	3,185	6,910	32,068	68,726
Shares redeemed	(108,888)	(200,750)	(1,096,153)	(1,980,739)
Net increase (decrease)	(26,965)	(19,964)	$(268,405)	$(200,038)
Class I
Shares sold	37,480	70,700	$378,468	$703,233
Reinvestment of distributions	1,905	3,236	19,200	32,215
Shares redeemed	(26,136)	(48,280)	(263,630)	(478,046)
Net increase (decrease)	13,249	25,656	$134,038	$257,402
Class Z
Shares sold	126,002	203,049	$1,270,626	$2,026,195
Reinvestment of distributions	4,469	7,902	45,059	78,723
Shares redeemed	(103,382)	(161,444)	(1,045,337)	(1,600,554)
Net increase (decrease)	27,089	49,507	$270,348	$504,364
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
Board Approval of Investment Advisory Contracts
Fidelity Intermediate Municipal Income Fund
At its January 2024 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), approved amended and restated sub-advisory agreements (the Sub-Advisory Contracts) for the fund, including the fund's sub-advisory agreements with FMR Investment Management (UK) Limited (FMR UK), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity Management & Research (Japan) Limited (FMR Japan). The Sub-Advisory Contracts will be effective March 1, 2024. The Board will consider the annual renewal of the fund's Sub-Advisory Contracts in September 2024, following its review of additional materials provided by FMR.
The Board considered the Sub-Advisory Contracts, which changed the arrangements for fees paid by FMR to the sub-advisers under the agreements. The Board noted that the agreements with FMR UK, FMR H.K., and FMR Japan were amended to provide that FMR will compensate each sub-adviser at a fee equal to 110% of the sub-adviser's costs incurred in providing services under the agreement. The Board considered that, under the Sub-Advisory Contracts, FMR, and not the fund, will continue to pay the sub-advisory fees to each applicable sub-adviser, and that the management fee paid by the fund under the management contract with FMR will remain unchanged.
The Board considered that the approval of the fund's Sub-Advisory Contracts will not result in any changes in the investment process or strategies employed in the management of the fund's assets or the day-to-day management of the fund or the persons primarily responsible for such management. Further, the Board considered that the Sub-Advisory Contracts would not change the obligations and services of FMR and its affiliates on behalf of the fund, and, in particular, there would be no change in the nature and level of services provided to the fund by FMR and its affiliates.
In connection with its consideration of future renewals of the fund's advisory contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the fund's management fee structure is fair and reasonable, and that the fund's Sub-Advisory Contracts should be approved.

1.706327.126
LIM-SANN-0824
Fidelity Advisor® Multi-Asset Income Fund

Semi-Annual Report
June 30, 2024
Includes Fidelity and Fidelity Advisor share classes
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity Advisor® Multi-Asset Income Fund
Schedule of Investments June 30, 2024 (Unaudited)
Showing Percentage of Net Assets
Corporate Bonds - 12.2%
	Principal Amount (a)	Value ($)
Convertible Bonds - 4.0%
COMMUNICATION SERVICES - 0.5%
Media - 0.5%
DISH Network Corp.:
0% 12/15/25	6,670,000	4,903,135
3.375% 8/15/26	11,380,000	7,057,422
		11,960,557
CONSUMER DISCRETIONARY - 0.3%
Automobiles - 0.3%
Rivian Automotive, Inc. 3.625% 10/15/30 (b)	8,565,000	7,379,467

HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
Guardant Health, Inc. 0% 11/15/27	5,330,000	4,108,482

INDUSTRIALS - 0.8%
Aerospace & Defense - 0.3%
Axon Enterprise, Inc. 0.5% 12/15/27	4,810,000	6,599,678

Construction & Engineering - 0.4%
Fluor Corp. 1.125% 8/15/29 (b)	8,860,000	10,104,830

Professional Services - 0.1%
Parsons Corp. 2.625% 3/1/29 (b)	3,650,000	3,896,375

TOTAL INDUSTRIALS		20,600,883

INFORMATION TECHNOLOGY - 1.9%
Semiconductors & Semiconductor Equipment - 0.5%
MKS Instruments, Inc. 1.25% 6/1/30 (b)	6,000,000	6,388,121
Wolfspeed, Inc. 1.875% 12/1/29	12,770,000	7,036,270
		13,424,391
Software - 1.4%
MicroStrategy, Inc. 0.75% 12/15/25	10,224,000	35,364,816

TOTAL INFORMATION TECHNOLOGY		48,789,207

REAL ESTATE - 0.1%
Real Estate Management & Development - 0.1%
Redfin Corp. 0.5% 4/1/27	6,803,000	3,717,304

UTILITIES - 0.3%
Independent Power and Renewable Electricity Producers - 0.3%
Sunnova Energy International, Inc. 2.625% 2/15/28	20,160,000	6,994,956

TOTAL CONVERTIBLE BONDS		103,550,856
Nonconvertible Bonds - 8.2%
COMMUNICATION SERVICES - 1.5%
Media - 1.5%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 3.7% 4/1/51	7,006,000	4,260,293
Clear Channel Outdoor Holdings, Inc. 9% 9/15/28 (b)	4,145,000	4,339,633
DISH Network Corp. 11.75% 11/15/27 (b)	15,750,000	15,442,867
Univision Communications, Inc. 4.5% 5/1/29 (b)	4,315,000	3,626,629
Warnermedia Holdings, Inc.:
5.141% 3/15/52	6,645,000	5,173,852
5.391% 3/15/62	6,720,000	5,244,775
		38,088,049
CONSUMER DISCRETIONARY - 0.8%
Automobile Components - 0.2%
Macquarie AirFinance Holdings 8.375% 5/1/28 (b)	3,850,000	4,057,788

Diversified Consumer Services - 0.0%
TKC Holdings, Inc. 6.875% 5/15/28 (b)	1,190,000	1,153,783

Hotels, Restaurants & Leisure - 0.2%
Light & Wonder International, Inc. 7.5% 9/1/31 (b)	2,580,000	2,665,708
Ontario Gaming GTA LP / OTG Co. issuer, Inc. 8% 8/1/30 (b)	2,340,000	2,401,425
		5,067,133
Specialty Retail - 0.3%
Carvana Co. 5.625% 10/1/25 (b)	4,000,000	3,899,954
LCM Investments Holdings 8.25% 8/1/31 (b)	3,250,000	3,391,307
		7,291,261
Textiles, Apparel & Luxury Goods - 0.1%
Wolverine World Wide, Inc. 4% 8/15/29 (b)	3,120,000	2,611,844

TOTAL CONSUMER DISCRETIONARY		20,181,809

CONSUMER STAPLES - 0.2%
Consumer Staples Distribution & Retail - 0.1%
New Albertsons LP 8.7% 5/1/30	2,165,000	2,405,449

Personal Care Products - 0.1%
HFC Prestige Products, Inc./HFC Prestige International U.S. LLC 6.625% 7/15/30 (b)	2,605,000	2,643,549

TOTAL CONSUMER STAPLES		5,048,998

ENERGY - 1.9%
Energy Equipment & Services - 0.1%
Vallourec SA 7.5% 4/15/32 (b)	2,585,000	2,675,067

Oil, Gas & Consumable Fuels - 1.8%
Calumet Specialty Products Partners LP/Calumet Finance Corp. 11% 4/15/25 (b)	3,547,000	3,557,325
Delek Logistics Partners LP/Delek Logistics Finance Corp. 8.625% 3/15/29 (b)	3,650,000	3,756,065
Enbridge, Inc. 8.5% 1/15/84 (c)	3,465,000	3,735,381
Northern Oil & Gas, Inc. 8.75% 6/15/31 (b)	3,525,000	3,698,726
PBF Holding Co. LLC/PBF Finance Corp. 7.875% 9/15/30 (b)	2,500,000	2,559,315
Petroleos Mexicanos 6.95% 1/28/60	27,055,000	17,768,371
Sitio Royalties OP / Sitio Finance Corp. 7.875% 11/1/28 (b)	7,455,000	7,708,254
Tullow Oil PLC 10.25% 5/15/26 (b)	3,705,000	3,511,645
		46,295,082
TOTAL ENERGY		48,970,149

FINANCIALS - 0.9%
Financial Services - 0.3%
Cruise Yacht Upper Holdco Ltd. 11.875% 7/5/28	1,200,000	1,209,000
GGAM Finance Ltd. 8% 6/15/28 (b)	3,400,000	3,581,036
Scientific Games Holdings LP/Scientific Games U.S. Finco, Inc. 6.625% 3/1/30 (b)	2,530,000	2,466,286
		7,256,322
Insurance - 0.6%
Panther Escrow Issuer LLC 7.125% 6/1/31 (b)	15,250,000	15,424,369

TOTAL FINANCIALS		22,680,691

INDUSTRIALS - 1.3%
Air Freight & Logistics - 0.5%
Aercap Global Aviation Trust 6.5% 6/15/45 (b)(c)	2,600,000	2,594,002
Rand Parent LLC 8.5% 2/15/30 (b)	8,990,000	9,101,575
		11,695,577
Commercial Services & Supplies - 0.6%
Artera Services LLC 8.5% 2/15/31 (b)	3,750,000	3,860,618
Brand Industrial Services, Inc. 10.375% 8/1/30 (b)	3,800,000	4,106,637
Neptune BidCo U.S., Inc. 9.29% 4/15/29 (b)	4,350,000	4,176,000
The GEO Group, Inc. 8.625% 4/15/29 (b)	3,750,000	3,840,773
		15,984,028
Trading Companies & Distributors - 0.2%
Fortress Transportation & Infrastructure Investors LLC 7% 5/1/31 (b)	5,000,000	5,110,725

TOTAL INDUSTRIALS		32,790,330

INFORMATION TECHNOLOGY - 0.6%
Electronic Equipment, Instruments & Components - 0.0%
CPI CG, Inc. 10% 7/15/29 (b)(d)	1,395,000	1,447,313

Software - 0.6%
Cloud Software Group, Inc. 9% 9/30/29 (b)	3,885,000	3,769,306
McAfee Corp. 7.375% 2/15/30 (b)	4,090,000	3,778,558
MicroStrategy, Inc. 6.125% 6/15/28 (b)	4,072,000	3,946,819
UKG, Inc. 6.875% 2/1/31 (b)	4,000,000	4,050,120
		15,544,803
TOTAL INFORMATION TECHNOLOGY		16,992,116

MATERIALS - 0.9%
Chemicals - 0.2%
Olympus Water U.S. Holding Corp. 7.125% 10/1/27 (b)	2,800,000	2,810,635
W.R. Grace Holding LLC 5.625% 8/15/29 (b)	4,445,000	4,096,936
		6,907,571
Metals & Mining - 0.7%
Alcoa Nederland Holding BV 7.125% 3/15/31 (b)	3,595,000	3,694,712
ATI, Inc. 5.875% 12/1/27	4,343,000	4,285,581
ERO Copper Corp. 6.5% 2/15/30 (b)	6,565,000	6,334,765
Mineral Resources Ltd. 8% 11/1/27 (b)	3,595,000	3,677,926
		17,992,984
TOTAL MATERIALS		24,900,555

UTILITIES - 0.1%
Electric Utilities - 0.1%
Vistra Operations Co. LLC 7.75% 10/15/31 (b)	3,800,000	3,957,286

TOTAL NONCONVERTIBLE BONDS		213,609,983
TOTAL CORPORATE BONDS (Cost $311,941,543)		317,160,839

U.S. Treasury Obligations - 33.9%
	Principal Amount (a)	Value ($)
U.S. Treasury Bonds:
3.875% 2/15/43	229,192,000	207,168,081
3.875% 5/15/43	37,100,000	33,471,761
4.25% 2/15/54	66,200,000	63,034,813
4.5% 2/15/44	64,050,000	62,829,047
U.S. Treasury Notes:
3.5% 4/30/30	254,176,000	243,016,085
4.125% 11/15/32	277,342,000	272,672,687
TOTAL U.S. TREASURY OBLIGATIONS (Cost $891,589,286)		882,192,474

Asset-Backed Securities - 0.2%
	Principal Amount (a)	Value ($)
Bbam U.S. Clo Iv Ltd. Series 2024-4A Class D, CME Term SOFR 3 Month Index + 6.250% 0% 7/15/39 (b)(c)(e)	500,000	500,000
Birch Grove Clo 4 Ltd. Series 2024-4A Class ER, CME Term SOFR 3 Month Index + 6.500% 11.8392% 7/15/37 (b)(c)(e)	583,000	585,915
Goldentree Loan Management U.S. CLO 21, Ltd. Series 2024-21A Class E, CME Term SOFR 3 Month Index + 5.700% 11.0251% 7/20/37 (b)(c)(e)	747,000	748,925
Golub Capital Partners Clo 37B Series 2024-60A Class ER, CME Term SOFR 3 Month Index + 6.000% 11.3306% 10/25/34 (b)(c)(e)	363,000	362,979
Palmer Square Clo 2024-2 Ltd. Series 2024-2A Class E, CME Term SOFR 3 Month Index + 5.700% 5.7% 7/20/37 (b)(c)(d)(e)	1,000,000	1,000,000
Pikes Peak Clo 5 Series 2020-5A Class E, CME Term SOFR 3 Month Index + 6.960% 12.2862% 4/20/33 (b)(c)(e)	807,000	807,080
TOTAL ASSET-BACKED SECURITIES (Cost $4,001,603)		4,004,899

Commercial Mortgage Securities - 0.0%
	Principal Amount (a)	Value ($)
BANK Series 2020-BN30 Class MCDG, 3.0155% 12/15/53 (c) (Cost $177,900)	200,000	84,058

Common Stocks - 44.5%
	Shares	Value ($)
COMMUNICATION SERVICES - 2.9%
Diversified Telecommunication Services - 0.0%
AT&T, Inc.	3,224	61,611
Verizon Communications, Inc.	2,043	84,253
		145,864
Entertainment - 0.0%
The Walt Disney Co.	770	76,453
Interactive Media & Services - 2.7%
Alphabet, Inc. Class A	198,878	36,225,628
Meta Platforms, Inc. Class A	67,300	33,934,006
		70,159,634
Media - 0.2%
Comcast Corp. Class A	2,689	105,301
EchoStar Corp. Class A (f)	189,347	3,372,270
Interpublic Group of Companies, Inc.	954	27,752
		3,505,323
Wireless Telecommunication Services - 0.0%
T-Mobile U.S., Inc.	521	91,790
TOTAL COMMUNICATION SERVICES		73,979,064
CONSUMER DISCRETIONARY - 2.8%
Broadline Retail - 1.6%
Amazon.com, Inc. (f)	218,000	42,128,500
Diversified Consumer Services - 0.0%
H&R Block, Inc.	878	47,614
Hotels, Restaurants & Leisure - 1.2%
A&W Revenue Royalties Income Fund (g)	114,200	2,380,749
Genius Sports Ltd. (f)	1,659,944	9,046,695
McDonald's Corp.	466	118,755
Monarch Casino & Resort, Inc.	38,100	2,595,753
Pizza Pizza Royalty Corp. (g)	755,400	7,227,942
Restaurant Brands International, Inc.	262	18,462
Rush Street Interactive, Inc. (f)	586,639	5,625,868
Super Group SGHC Ltd.	760,650	2,456,900
		29,471,124
Specialty Retail - 0.0%
Best Buy Co., Inc.	198	16,689
Burlington Stores, Inc. (f)	225	54,000
Dick's Sporting Goods, Inc.	144	30,938
Lowe's Companies, Inc.	324	71,429
TJX Companies, Inc.	998	109,880
		282,936
Textiles, Apparel & Luxury Goods - 0.0%
Columbia Sportswear Co.	72	5,694
Tapestry, Inc.	711	30,424
		36,118
TOTAL CONSUMER DISCRETIONARY		71,966,292
CONSUMER STAPLES - 2.0%
Beverages - 0.4%
Keurig Dr. Pepper, Inc.	343,332	11,467,289
The Coca-Cola Co.	1,313	83,572
		11,550,861
Consumer Staples Distribution & Retail - 0.5%
Albertsons Companies, Inc.	596	11,771
Alimentation Couche-Tard, Inc. (multi-vtg.)	560	31,425
BJ's Wholesale Club Holdings, Inc. (f)	586	51,474
Costco Wholesale Corp. (h)	13,817	11,744,312
Dollar Tree, Inc. (f)	358	38,224
Metro, Inc.	507	28,088
Target Corp.	339	50,186
Walmart, Inc.	2,319	157,019
		12,112,499
Food Products - 0.4%
Bunge Global SA	168	17,937
Lamb Weston Holdings, Inc.	126,400	10,627,712
Mondelez International, Inc.	751	49,145
Tyson Foods, Inc. Class A	1,655	94,567
		10,789,361
Household Products - 0.0%
Procter & Gamble Co.	906	149,418
Personal Care Products - 0.7%
Estee Lauder Companies, Inc. Class A	132	14,045
Kenvue, Inc.	422,467	7,680,450
Unilever PLC	235	12,899
Unilever PLC sponsored ADR	191,900	10,552,581
		18,259,975
TOTAL CONSUMER STAPLES		52,862,114
ENERGY - 10.9%
Energy Equipment & Services - 0.3%
Tidewater, Inc. (f)	39,823	3,791,548
Vallourec SA (f)	284,084	4,455,591
		8,247,139
Oil, Gas & Consumable Fuels - 10.6%
Antero Midstream GP LP	440,400	6,491,496
Cameco Corp.	92,900	4,570,680
Canadian Natural Resources Ltd.	979,500	34,870,200
Canadian Natural Resources Ltd.	1,978	70,456
Cenovus Energy, Inc. (g)	1,141,400	22,439,924
Centrus Energy Corp. Class A (f)(g)	92,030	3,934,283
Cheniere Energy, Inc.	93,100	16,276,673
ConocoPhillips Co.	960	109,805
DHT Holdings, Inc.	5,900,315	68,266,645
Energy Transfer LP	412,700	6,693,994
Enterprise Products Partners LP	1,993	57,757
Exxon Mobil Corp.	4,630	533,006
Freehold Royalties Ltd. (g)	245,000	2,439,165
Frontline PLC (NY Shares) (g)	1,940,600	49,989,856
Hess Corp.	434	64,024
Hess Midstream LP	184,900	6,737,756
Imperial Oil Ltd.	98,333	6,704,800
MPLX LP	156,900	6,682,371
Phillips 66 Co.	291	41,080
Scorpio Tankers, Inc.	329,580	26,791,558
Targa Resources Corp.	83,800	10,791,764
Valero Energy Corp.	224	35,114
		274,592,407
TOTAL ENERGY		282,839,546
FINANCIALS - 2.7%
Banks - 2.0%
Bank of America Corp.	107,347	4,269,190
Citigroup, Inc.	190,800	12,108,168
Huntington Bancshares, Inc.	4,789	63,119
JPMorgan Chase & Co.	21,632	4,375,288
M&T Bank Corp.	502	75,983
PNC Financial Services Group, Inc.	72,928	11,338,845
Truist Financial Corp.	172,400	6,697,740
U.S. Bancorp	1,556	61,773
Wells Fargo & Co.	207,745	12,337,976
		51,328,082
Capital Markets - 0.5%
BlackRock, Inc.	86	67,710
Coinbase Global, Inc. (f)	55,000	12,222,650
		12,290,360
Consumer Finance - 0.0%
Capital One Financial Corp.	429	59,395
Financial Services - 0.2%
A-Mark Precious Metals, Inc. (g)	18,576	601,305
Toast, Inc. (f)(g)	203,200	5,236,464
Visa, Inc. Class A	217	56,956
		5,894,725
Insurance - 0.0%
American Financial Group, Inc.	412	50,684
Chubb Ltd.	589	150,242
Hartford Financial Services Group, Inc.	1,181	118,738
Marsh & McLennan Companies, Inc.	472	99,460
The Travelers Companies, Inc.	454	92,316
		511,440
TOTAL FINANCIALS		70,084,002
HEALTH CARE - 3.0%
Biotechnology - 0.8%
AbbVie, Inc.	2,256	386,949
Gilead Sciences, Inc.	152,768	10,481,412
Moderna, Inc. (f)	74,314	8,824,788
		19,693,149
Health Care Equipment & Supplies - 0.4%
Insulet Corp. (f)	47,089	9,502,560
Health Care Providers & Services - 0.1%
Centene Corp. (f)	38,400	2,545,920
Cigna Group	191	63,139
UnitedHealth Group, Inc.	928	472,593
		3,081,652
Life Sciences Tools & Services - 0.2%
Danaher Corp.	26,219	6,550,817
Pharmaceuticals - 1.5%
AstraZeneca PLC (United Kingdom)	65,836	10,246,258
Eli Lilly & Co. (h)	21,992	19,911,117
GSK PLC	1,049	20,177
Johnson & Johnson	998	145,868
Merck & Co., Inc.	78,485	9,716,443
Roche Holding AG (participation certificate)	238	65,940
Royalty Pharma PLC	830	21,887
Sanofi SA	672	64,810
		40,192,500
TOTAL HEALTH CARE		79,020,678
INDUSTRIALS - 6.1%
Aerospace & Defense - 2.1%
Byrna Technologies, Inc. (f)(g)	450,371	4,494,703
General Dynamics Corp.	79,630	23,103,848
General Electric Co.	1,000	158,970
Huntington Ingalls Industries, Inc.	55,608	13,697,919
Lockheed Martin Corp.	5,500	2,569,050
Northrop Grumman Corp.	5,547	2,418,215
RTX Corp.	73,600	7,388,704
Spirit AeroSystems Holdings, Inc. Class A (f)	314	10,321
The Boeing Co. (f)	275	50,053
		53,891,783
Air Freight & Logistics - 0.0%
United Parcel Service, Inc. Class B	384	52,550
Building Products - 0.1%
Johnson Controls International PLC	57,166	3,799,824
Commercial Services & Supplies - 0.4%
GFL Environmental, Inc.	554	21,576
The GEO Group, Inc. (f)	829,389	11,910,026
Veralto Corp.	221	21,099
		11,952,701
Construction & Engineering - 0.4%
EMCOR Group, Inc.	13,600	4,965,088
MDU Resources Group, Inc.	206,387	5,180,314
		10,145,402
Electrical Equipment - 0.7%
AMETEK, Inc.	448	74,686
Eaton Corp. PLC	16,500	5,173,575
GE Vernova LLC	38,190	6,549,967
Regal Rexnord Corp.	19,136	2,587,570
Vertiv Holdings Co.	51,100	4,423,727
		18,809,525
Ground Transportation - 0.1%
Canadian Pacific Kansas City Ltd.	33,000	2,598,090
Norfolk Southern Corp.	175	37,571
		2,635,661
Industrial Conglomerates - 0.2%
3M Co.	51,500	5,262,785
Hitachi Ltd.	1,691	38,075
Siemens AG	132	24,569
		5,325,429
Machinery - 0.5%
Chart Industries, Inc. (f)	38,300	5,528,222
Crane Co.	536	77,709
Fortive Corp.	662	49,054
Hillenbrand, Inc.	398	15,928
ITT, Inc.	24,541	3,170,206
Oshkosh Corp.	36,800	3,981,760
		12,822,879
Marine Transportation - 0.4%
Matson, Inc.	71,883	9,414,517
Passenger Airlines - 0.5%
Delta Air Lines, Inc.	268,400	12,732,896
Professional Services - 0.2%
Experian PLC	558	26,000
KBR, Inc.	696	44,641
Verra Mobility Corp. (f)	162,441	4,418,395
		4,489,036
Trading Companies & Distributors - 0.5%
FTAI Aviation Ltd.	64,500	6,658,335
Watsco, Inc.	12,224	5,662,646
		12,320,981
TOTAL INDUSTRIALS		158,393,184
INFORMATION TECHNOLOGY - 10.2%
Communications Equipment - 0.2%
Cisco Systems, Inc.	114,770	5,452,723
Electronic Equipment, Instruments & Components - 0.0%
Crane NXT Co.	401	24,629
IT Services - 0.0%
Accenture PLC Class A	281	85,258
Amdocs Ltd.	684	53,981
GTT Communications, Inc. (f)(i)	1,508	48,090
		187,329
Semiconductors & Semiconductor Equipment - 4.3%
Analog Devices, Inc.	288	65,739
Broadcom, Inc.	13,506	21,684,288
Micron Technology, Inc.	57,900	7,615,587
NVIDIA Corp. (h)	436,500	53,925,210
NXP Semiconductors NV	19,583	5,269,589
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR (h)	73,029	12,693,170
Teradyne, Inc.	54,600	8,096,634
Universal Display Corp.	12,500	2,628,125
		111,978,342
Software - 2.9%
Gen Digital, Inc.	1,020	25,480
Life360, Inc. (g)	122,700	3,974,253
Microsoft Corp. (h)	100,261	44,811,654
MicroStrategy, Inc. Class A (f)	5,300	7,300,644
Roper Technologies, Inc.	7,455	4,202,085
Tyler Technologies, Inc. (f)	10,700	5,379,746
Zoom Video Communications, Inc. Class A (f)	184,879	10,942,988
		76,636,850
Technology Hardware, Storage & Peripherals - 2.8%
Apple, Inc.	341,453	71,916,831
Samsung Electronics Co. Ltd.	1,651	97,502
		72,014,333
TOTAL INFORMATION TECHNOLOGY		266,294,206
MATERIALS - 1.6%
Chemicals - 0.2%
CF Industries Holdings, Inc.	70,000	5,188,400
Linde PLC	508	222,915
		5,411,315
Containers & Packaging - 0.6%
Aptargroup, Inc.	35,100	4,942,431
Ball Corp.	881	52,878
CCL Industries, Inc. Class B	126,336	6,643,479
Crown Holdings, Inc.	860	63,975
Graphic Packaging Holding Co.	187,700	4,919,617
		16,622,380
Metals & Mining - 0.8%
Agnico Eagle Mines Ltd. (United States) (g)	167,200	10,934,880
Alcoa Corp.	65,900	2,621,502
ATI, Inc. (f)	102,300	5,672,535
Freeport-McMoRan, Inc.	2,654	128,984
		19,357,901
TOTAL MATERIALS		41,391,596
REAL ESTATE - 0.7%
Equity Real Estate Investment Trusts (REITs) - 0.7%
American Tower Corp.	1,669	324,420
Digital Realty Trust, Inc.	26,500	4,029,325
Equinix, Inc.	5,300	4,009,980
Lamar Advertising Co. Class A	805	96,222
Postal Realty Trust, Inc. Class A	249,094	3,320,423
Public Storage Operating Co.	165	47,462
Simon Property Group, Inc.	17,600	2,671,680
Tanger, Inc.	98,500	2,670,335
Terreno Realty Corp.	1,100	65,098
		17,234,945
UTILITIES - 1.6%
Electric Utilities - 0.6%
Constellation Energy Corp.	47,532	9,519,234
Duke Energy Corp.	25,900	2,595,957
Exelon Corp.	848	29,349
FirstEnergy Corp.	699	26,751
NextEra Energy, Inc.	1,510	106,923
PG&E Corp.	1,831	31,969
Southern Co.	34,423	2,670,192
		14,980,375
Gas Utilities - 0.0%
Southwest Gas Holdings, Inc.	19,866	1,398,169
Independent Power and Renewable Electricity Producers - 1.0%
The AES Corp.	136,700	2,401,819
TransAlta Corp.	1,408,100	9,983,970
Vistra Corp.	150,026	12,899,235
		25,285,024
Multi-Utilities - 0.0%
Ameren Corp.	386	27,448
CenterPoint Energy, Inc.	1,061	32,870
WEC Energy Group, Inc.	391	30,678
		90,996
TOTAL UTILITIES		41,754,564
TOTAL COMMON STOCKS (Cost $952,733,944)		1,155,820,191

Convertible Preferred Stocks - 0.1%
	Shares	Value ($)
UTILITIES - 0.1%
Electric Utilities - 0.1%
NextEra Energy, Inc. 7.299% (Cost $3,916,000)	80,000	3,959,200

Bank Loan Obligations - 5.1%
	Principal Amount (a)	Value ($)
CONSUMER DISCRETIONARY - 3.0%
Broadline Retail - 1.2%
Great Outdoors Group LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.2084% 3/5/28 (c)(e)(j)	31,096,616	31,048,105
Hotels, Restaurants & Leisure - 1.8%
Caesars Entertainment, Inc. Tranche B1 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.0973% 2/6/31 (c)(e)(j)	3,491,250	3,487,968
City Football Group Ltd. Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 3.000% 8.5861% 7/21/28 (c)(e)(j)	14,916,512	14,855,951
CME Term SOFR 1 Month Index + 3.500% 7/21/30 (e)(j)(k)	3,290,000	3,276,643
Fertitta Entertainment LLC NV Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.0808% 1/27/29 (c)(e)(j)	6,296,746	6,300,712
Four Seasons Hotels Ltd. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.3439% 11/30/29 (c)(e)(j)	12,866,309	12,907,353
Ontario Gaming GTA LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.5846% 8/1/30 (c)(e)(j)	4,477,500	4,493,574
		45,322,201
Specialty Retail - 0.0%
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1775% 6/6/31 (c)(e)(j)	500,000	491,110
TOTAL CONSUMER DISCRETIONARY		76,861,416
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
EG America LLC Tranche BC 1LN, term loan CME Term SOFR 1 Month Index + 5.500% 11.0716% 2/7/28 (c)(e)(j)	3,630,877	3,577,939
FINANCIALS - 0.4%
Capital Markets - 0.3%
Citadel Securities LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.5939% 7/29/30 (c)(e)(j)	6,260,857	6,276,509
Insurance - 0.1%
Asurion LLC Tranche B11 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.6939% 8/19/28 (c)(e)(j)	2,763,005	2,739,216
TOTAL FINANCIALS		9,015,725
HEALTH CARE - 0.3%
Health Care Equipment & Supplies - 0.2%
Packaging Coordinators Midco, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.5846% 11/30/27 (c)(e)(j)	5,086,889	5,099,607
Health Care Technology - 0.1%
Athenahealth Group, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.5939% 2/15/29 (c)(e)(j)	3,925,372	3,908,219
TOTAL HEALTH CARE		9,007,826
INDUSTRIALS - 0.6%
Air Freight & Logistics - 0.1%
Echo Global Logistics, Inc.:
1LN, term loan CME Term SOFR 3 Month Index + 4.750% 10.1939% 11/23/28 (c)(e)(i)(j)	1,866,750	1,866,750
2LN, term loan CME Term SOFR 3 Month Index + 7.000% 12.4439% 11/23/29 (c)(e)(i)(j)	655,000	655,000
		2,521,750
Ground Transportation - 0.5%
Uber Technologies, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.000% 8.0892% 3/3/30 (c)(e)(j)	11,689,067	11,735,590
TOTAL INDUSTRIALS		14,257,340
INFORMATION TECHNOLOGY - 0.7%
Software - 0.7%
Ellucian, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9439% 10/7/29 (c)(e)(j)	2,718,149	2,728,342
Project Alpha Intermediate Holding, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.072% 10/28/30 (c)(e)(j)	3,700,000	3,708,473
Proofpoint, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.3439% 8/31/28 (c)(e)(j)	4,941,482	4,943,359
UKG, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.5763% 2/10/31 (c)(e)(j)	4,785,876	4,801,430
VS Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.5808% 4/14/31 (c)(e)(j)	2,586,092	2,589,324
		18,770,928
TOTAL BANK LOAN OBLIGATIONS (Cost $130,973,902)		131,491,174

Preferred Securities - 2.8%
	Principal Amount (a)	Value ($)
ENERGY - 1.4%
Oil, Gas & Consumable Fuels - 1.4%
BP Capital Markets PLC 6.45% (c)(l)	5,700,000	5,977,112
Energy Transfer LP:
6.5% (c)(l)	2,450,000	2,436,898
6.625% (c)(l)	8,100,000	8,062,455
6.75% (c)(l)	3,700,000	3,713,185
7.125% (c)(l)	9,365,000	9,361,626
Plains All American Pipeline LP CME Term SOFR 3 Month Index + 4.110% 9.694% (c)(e)(l)	6,075,000	6,125,206
		35,676,482
FINANCIALS - 0.8%
Banks - 0.6%
JPMorgan Chase & Co.:
5% (c)(l)	3,618,000	3,682,366
6.875% (c)(l)	10,925,000	11,349,860
		15,032,226
Capital Markets - 0.2%
Goldman Sachs Group, Inc. 7.5% (c)(l)	2,700,000	2,814,596
State Street Corp. 6.7% (c)(l)	3,400,000	3,430,226
		6,244,822
TOTAL FINANCIALS		21,277,048
INDUSTRIALS - 0.2%
Trading Companies & Distributors - 0.2%
Aircastle Ltd. 5.25% (b)(c)(l)	5,115,000	5,010,401
UTILITIES - 0.4%
Independent Power and Renewable Electricity Producers - 0.4%
Vistra Corp.:
7% (b)(c)(l)	6,495,000	6,455,955
8% (b)(c)(l)	3,735,000	3,829,614
		10,285,569
TOTAL PREFERRED SECURITIES (Cost $68,675,243)		72,249,500

Other - 1.0%
	Shares	Value ($)
Other - 1.0%
Fidelity Private Credit Co. LLC (m)(n) (Cost $26,476,938)	2,659,740	27,022,962

Money Market Funds - 3.2%
	Shares	Value ($)
Fidelity Cash Central Fund 5.38% (o)	12,089,196	12,091,614
Fidelity Securities Lending Cash Central Fund 5.38% (o)(p)	70,839,487	70,846,571
TOTAL MONEY MARKET FUNDS (Cost $82,938,185)		82,938,185

TOTAL INVESTMENT IN SECURITIES - 103.0% (Cost $2,473,424,544)	2,676,923,482
NET OTHER ASSETS (LIABILITIES) - (3.0)%	(77,279,621)
NET ASSETS - 100.0%	2,599,643,861

Written Options
	Counterparty	Number of Contracts	Notional Amount ($)	Exercise Price ($)	Expiration Date	Value ($)
Call Options
Costco Wholesale Corp.	Chicago Board Options Exchange	45	3,824,955	915.00	08/16/24	(16,718)
Eli Lilly & Co.	Chicago Board Options Exchange	100	9,053,800	880.00	08/16/24	(566,500)
Microsoft Corp.	Chicago Board Options Exchange	200	8,939,000	480.00	08/16/24	(95,500)
NVIDIA Corp.	Chicago Board Options Exchange	1,400	17,295,600	150.00	08/16/24	(282,800)
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	Chicago Board Options Exchange	100	1,738,100	190.00	07/19/24	(27,250)

TOTAL WRITTEN OPTIONS						(988,768)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $216,596,943 or 8.3% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(f)	Non-income producing
(g)	Security or a portion of the security is on loan at period end.
(h)	Security or a portion of the security is pledged as collateral for options written. At period end, the value of securities pledged amounted to $40,851,455.
(i)	Level 3 security
(j)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(k)	The coupon rate will be determined upon settlement of the loan after period end.
(l)	Security is perpetual in nature with no stated maturity date.
(m)	Affiliated Fund
(n)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $27,022,962 or 1.0% of net assets.

(o)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(p)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Fidelity Private Credit Co. LLC	4/28/22 - 6/21/24	26,476,938

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.38%	15,238,298	550,501,719	553,649,027	392,470	624	-	12,091,614	0.0%
Fidelity Securities Lending Cash Central Fund 5.38%	27,529,938	346,726,251	303,409,618	69,671	-	-	70,846,571	0.3%
Total	42,768,236	897,227,970	857,058,645	462,141	624	-	82,938,185

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Private Credit Co. LLC	24,121,580	2,355,358	-	1,375,096	-	546,024	27,022,962
	24,121,580	2,355,358	-	1,375,096	-	546,024	27,022,962

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	73,979,064	73,979,064	-	-
Consumer Discretionary	71,966,292	71,966,292	-	-
Consumer Staples	52,862,114	52,849,215	12,899	-
Energy	282,839,546	282,839,546	-	-
Financials	70,084,002	70,084,002	-	-
Health Care	79,020,678	68,623,493	10,397,185	-
Industrials	158,393,184	158,330,540	62,644	-
Information Technology	266,294,206	266,246,116	-	48,090
Materials	41,391,596	41,391,596	-	-
Real Estate	17,234,945	17,234,945	-	-
Utilities	45,713,764	45,713,764	-	-

Corporate Bonds	317,160,839	-	317,160,839	-

U.S. Government and Government Agency Obligations	882,192,474	-	882,192,474	-

Asset-Backed Securities	4,004,899	-	4,004,899	-

Commercial Mortgage Securities	84,058	-	84,058	-

Bank Loan Obligations	131,491,174	-	128,969,424	2,521,750

Preferred Securities	72,249,500	-	72,249,500	-

Other	27,022,962	-	27,022,962	-

Money Market Funds	82,938,185	82,938,185	-	-
Total Investments in Securities:	2,676,923,482	1,232,196,758	1,442,156,884	2,569,840
Derivative Instruments: Liabilities
Written Options	(988,768)	(988,768)	-	-
Total Liabilities	(988,768)	(988,768)	-	-
Total Derivative Instruments:	(988,768)	(988,768)	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Written Options (a)	0	(988,768)
Total Equity Risk	0	(988,768)
Total Value of Derivatives	0	(988,768)

(a)Gross value is presented in the Statement of Assets and Liabilities in the written options, at value line-item.
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		June 30, 2024 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $67,969,541) - See accompanying schedule:
Unaffiliated issuers (cost $2,364,009,421)	$2,566,962,335
Fidelity Central Funds (cost $82,938,185)	82,938,185
Other affiliated issuers (cost $26,476,938)	27,022,962

Total Investment in Securities (cost $2,473,424,544)		$2,676,923,482
Cash		459,333
Foreign currency held at value (cost $41,477)		41,477
Receivable for investments sold		20,243,261
Receivable for premium on written options		1,031,013
Receivable for fund shares sold		5,254,162
Dividends receivable		1,413,759
Interest receivable		14,802,548
Distributions receivable from Fidelity Central Funds		89,986
Other receivables		34,713
Total assets		2,720,293,734
Liabilities
Payable for investments purchased
Regular delivery	$40,578,719
Delayed delivery	2,395,000
Payable for fund shares redeemed	3,380,939
Distributions payable	755,534
Accrued management fee	1,444,154
Distribution and service plan fees payable	146,062
Written options, at value (premium received $1,031,013)	988,768
Other payables and accrued expenses	114,282
Collateral on securities loaned	70,846,415
Total liabilities		120,649,873
Commitments and contingent liabilities (see Commitments note)
Net Assets		$2,599,643,861
Net Assets consist of:
Paid in capital		$2,576,328,121
Total accumulated earnings (loss)		23,315,740
Net Assets		$2,599,643,861

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($244,006,599 ÷ 17,587,042 shares)(a)		$13.87
Maximum offering price per share (100/96.00 of $13.87)		$14.45
Class M :
Net Asset Value and redemption price per share ($26,424,495 ÷ 1,902,499 shares)(a)		$13.89
Maximum offering price per share (100/96.00 of $13.89)		$14.47
Class C :
Net Asset Value and offering price per share ($109,164,945 ÷ 7,882,560 shares)(a)		$13.85
Fidelity Multi-Asset Income Fund :
Net Asset Value, offering price and redemption price per share ($1,152,792,679 ÷ 83,051,540 shares)		$13.88
Class I :
Net Asset Value, offering price and redemption price per share ($761,852,003 ÷ 54,901,070 shares)		$13.88
Class Z :
Net Asset Value, offering price and redemption price per share ($305,403,140 ÷ 22,003,052 shares)		$13.88
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
		Six months ended June 30, 2024 (Unaudited)
Investment Income
Dividends (including $1,375,096 earned from affiliated issuers)		$18,072,941
Interest		36,920,150
Income from Fidelity Central Funds (including $69,671 from security lending)		462,141
Total income		55,455,232
Expenses
Management fee	$7,824,933
Transfer agent fees	502,038
Distribution and service plan fees	833,554
Accounting fees	144,340
Custodian fees and expenses	40,456
Independent trustees' fees and expenses	3,218
Registration fees	126,398
Audit	44,486
Legal	3,669
Miscellaneous	16,799
Total expenses before reductions	9,539,891
Expense reductions	(143,826)
Total expenses after reductions		9,396,065
Net Investment income (loss)		46,059,167
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	40,835,392
Fidelity Central Funds	624
Foreign currency transactions	(65,521)
Written options	(2,247,407)
Total net realized gain (loss)		38,523,088
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	54,374,435
Fidelity Central Funds	(334,401)
Other affiliated issuers	546,024
Assets and liabilities in foreign currencies	(14,527)
Written options	1,780,664
Total change in net unrealized appreciation (depreciation)		56,352,195
Net gain (loss)		94,875,283
Net increase (decrease) in net assets resulting from operations		$140,934,450
Statement of Changes in Net Assets

	Six months ended June 30, 2024 (Unaudited)	Year ended December 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$46,059,167	$88,283,840
Net realized gain (loss)	38,523,088	(19,669,535)
Change in net unrealized appreciation (depreciation)	56,352,195	152,520,370
Net increase (decrease) in net assets resulting from operations	140,934,450	221,134,675
Distributions to shareholders	(46,896,241)	(88,768,777)

Share transactions - net increase (decrease)	162,287,101	473,148,435
Total increase (decrease) in net assets	256,325,310	605,514,333

Net Assets
Beginning of period	2,343,318,551	1,737,804,218
End of period	$2,599,643,861	$2,343,318,551

Financial Highlights
Fidelity Advisor® Multi-Asset Income Fund Class A

	Six months ended (Unaudited) June 30, 2024	Years ended December 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$13.35	$12.48	$14.97	$13.15	$11.72	$9.81
Income from Investment Operations
Net investment income (loss) A,B	.241	.527	.440	.339	.384	.293
Net realized and unrealized gain (loss)	.524	.874	(2.378)	1.923	1.464	1.922
Total from investment operations	.765	1.401	(1.938)	2.262	1.848	2.215
Distributions from net investment income	(.245)	(.531)	(.448)	(.407)	(.401)	(.298)
Distributions from net realized gain	-	-	(.104)	(.035)	(.017)	(.007)
Total distributions	(.245)	(.531)	(.552)	(.442)	(.418)	(.305)
Net asset value, end of period	$13.87	$13.35	$12.48	$14.97	$13.15	$11.72
Total Return C,D,E	5.78%	11.43%	(13.08)%	17.40%	16.26%	22.84%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.99% H	1.00%	1.00%	1.01%	1.13%	1.26%
Expenses net of fee waivers, if any	.98 % H	.99%	1.00%	1.01%	1.10%	1.10%
Expenses net of all reductions	.98% H	.99%	1.00%	1.01%	1.08%	1.09%
Net investment income (loss)	3.56% H	4.09%	3.34%	2.35%	3.27%	2.69%
Supplemental Data
Net assets, end of period (000 omitted)	$244,007	$217,454	$151,549	$132,537	$30,583	$23,438
Portfolio turnover rate I	189 % H	175%	256%	150%	308%	298%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report. For additional expense information related to investments in Fidelity Private Credit Company LLC, please refer to the Investment in Fidelity Private Credit Company LLC note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Advisor® Multi-Asset Income Fund Class M

	Six months ended (Unaudited) June 30, 2024	Years ended December 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$13.37	$12.50	$14.99	$13.15	$11.72	$9.81
Income from Investment Operations
Net investment income (loss) A,B	.242	.531	.444	.342	.383	.292
Net realized and unrealized gain (loss)	.525	.873	(2.379)	1.943	1.463	1.923
Total from investment operations	.767	1.404	(1.935)	2.285	1.846	2.215
Distributions from net investment income	(.247)	(.534)	(.451)	(.410)	(.399)	(.298)
Distributions from net realized gain	-	-	(.104)	(.035)	(.017)	(.007)
Total distributions	(.247)	(.534)	(.555)	(.445)	(.416)	(.305)
Net asset value, end of period	$13.89	$13.37	$12.50	$14.99	$13.15	$11.72
Total Return C,D,E	5.78%	11.44%	(13.05)%	17.58%	16.24%	22.84%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.97% H	.98%	.99%	.99%	1.13%	1.30%
Expenses net of fee waivers, if any	.96 % H	.97%	.99%	.99%	1.10%	1.10%
Expenses net of all reductions	.96% H	.97%	.99%	.99%	1.08%	1.09%
Net investment income (loss)	3.58% H	4.11%	3.36%	2.37%	3.27%	2.69%
Supplemental Data
Net assets, end of period (000 omitted)	$26,424	$24,031	$18,176	$18,698	$11,048	$9,719
Portfolio turnover rate I	189 % H	175%	256%	150%	308%	298%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report. For additional expense information related to investments in Fidelity Private Credit Company LLC, please refer to the Investment in Fidelity Private Credit Company LLC note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Advisor® Multi-Asset Income Fund Class C

	Six months ended (Unaudited) June 30, 2024	Years ended December 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$13.33	$12.46	$14.94	$13.13	$11.70	$9.80
Income from Investment Operations
Net investment income (loss) A,B	.189	.430	.341	.231	.298	.210
Net realized and unrealized gain (loss)	.525	.873	(2.368)	1.917	1.463	1.915
Total from investment operations	.714	1.303	(2.027)	2.148	1.761	2.125
Distributions from net investment income	(.194)	(.433)	(.349)	(.303)	(.314)	(.218)
Distributions from net realized gain	-	-	(.104)	(.035)	(.017)	(.007)
Total distributions	(.194)	(.433)	(.453)	(.338)	(.331)	(.225)
Net asset value, end of period	$13.85	$13.33	$12.46	$14.94	$13.13	$11.70
Total Return C,D,E	5.39%	10.61%	(13.69)%	16.50%	15.44%	21.87%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.74% H	1.75%	1.76%	1.76%	1.84%	2.13%
Expenses net of fee waivers, if any	1.73 % H	1.74%	1.76%	1.76%	1.84%	1.85%
Expenses net of all reductions	1.73% H	1.74%	1.75%	1.76%	1.82%	1.84%
Net investment income (loss)	2.80% H	3.34%	2.59%	1.60%	2.53%	1.94%
Supplemental Data
Net assets, end of period (000 omitted)	$109,165	$97,311	$66,028	$61,356	$13,015	$4,634
Portfolio turnover rate I	189 % H	175%	256%	150%	308%	298%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the contingent deferred sales charge.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report. For additional expense information related to investments in Fidelity Private Credit Company LLC, please refer to the Investment in Fidelity Private Credit Company LLC note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity® Multi-Asset Income Fund

	Six months ended (Unaudited) June 30, 2024	Years ended December 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$13.36	$12.49	$14.98	$13.15	$11.72	$9.81
Income from Investment Operations
Net investment income (loss) A,B	.260	.563	.480	.378	.417	.322
Net realized and unrealized gain (loss)	.525	.873	(2.381)	1.934	1.460	1.919
Total from investment operations	.785	1.436	(1.901)	2.312	1.877	2.241
Distributions from net investment income	(.265)	(.566)	(.485)	(.447)	(.430)	(.324)
Distributions from net realized gain	-	-	(.104)	(.035)	(.017)	(.007)
Total distributions	(.265)	(.566)	(.589)	(.482)	(.447)	(.331)
Net asset value, end of period	$13.88	$13.36	$12.49	$14.98	$13.15	$11.72
Total Return C,D	5.92%	11.72%	(12.83)%	17.80%	16.55%	23.14%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.70% G	.73%	.73%	.74%	.85%	.94%
Expenses net of fee waivers, if any	.69 % G	.72%	.73%	.74%	.85%	.85%
Expenses net of all reductions	.69% G	.72%	.73%	.74%	.83%	.84%
Net investment income (loss)	3.84% G	4.36%	3.62%	2.63%	3.53%	2.94%
Supplemental Data
Net assets, end of period (000 omitted)	$1,152,793	$1,050,521	$912,819	$1,125,873	$211,236	$60,534
Portfolio turnover rate H	189 % G	175%	256%	150%	308%	298%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report. For additional expense information related to investments in Fidelity Private Credit Company LLC, please refer to the Investment in Fidelity Private Credit Company LLC note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Advisor® Multi-Asset Income Fund Class I

	Six months ended (Unaudited) June 30, 2024	Years ended December 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$13.35	$12.48	$14.97	$13.15	$11.72	$9.81
Income from Investment Operations
Net investment income (loss) A,B	.258	.559	.474	.375	.417	.319
Net realized and unrealized gain (loss)	.534	.874	(2.379)	1.924	1.461	1.922
Total from investment operations	.792	1.433	(1.905)	2.299	1.878	2.241
Distributions from net investment income	(.262)	(.563)	(.481)	(.444)	(.431)	(.324)
Distributions from net realized gain	-	-	(.104)	(.035)	(.017)	(.007)
Total distributions	(.262)	(.563)	(.585)	(.479)	(.448)	(.331)
Net asset value, end of period	$13.88	$13.35	$12.48	$14.97	$13.15	$11.72
Total Return C,D	5.98%	11.70%	(12.87)%	17.70%	16.56%	23.14%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.74% G	.75%	.76%	.76%	.83%	1.00%
Expenses net of fee waivers, if any	.73 % G	.75%	.76%	.76%	.83%	.85%
Expenses net of all reductions	.73% G	.75%	.76%	.76%	.81%	.84%
Net investment income (loss)	3.81% G	4.33%	3.59%	2.60%	3.54%	2.94%
Supplemental Data
Net assets, end of period (000 omitted)	$761,852	$695,649	$429,436	$461,353	$55,206	$26,507
Portfolio turnover rate H	189 % G	175%	256%	150%	308%	298%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report. For additional expense information related to investments in Fidelity Private Credit Company LLC, please refer to the Investment in Fidelity Private Credit Company LLC note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Advisor® Multi-Asset Income Fund Class Z

	Six months ended (Unaudited) June 30, 2024	Years ended December 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$13.36	$12.49	$14.98	$13.15	$11.72	$9.81
Income from Investment Operations
Net investment income (loss) A,B	.265	.572	.480	.388	.431	.335
Net realized and unrealized gain (loss)	.524	.874	(2.372)	1.933	1.457	1.916
Total from investment operations	.789	1.446	(1.892)	2.321	1.888	2.251
Distributions from net investment income	(.269)	(.576)	(.494)	(.456)	(.441)	(.334)
Distributions from net realized gain	-	-	(.104)	(.035)	(.017)	(.007)
Total distributions	(.269)	(.576)	(.598)	(.491)	(.458)	(.341)
Net asset value, end of period	$13.88	$13.36	$12.49	$14.98	$13.15	$11.72
Total Return C,D	5.96%	11.81%	(12.77)%	17.87%	16.65%	23.25%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.64% G	.65%	.66%	.67%	.77%	.85%
Expenses net of fee waivers, if any	.63 % G	.65%	.66%	.67%	.76%	.76%
Expenses net of all reductions	.63% G	.65%	.66%	.67%	.74%	.75%
Net investment income (loss)	3.91% G	4.43%	3.69%	2.69%	3.61%	3.03%
Supplemental Data
Net assets, end of period (000 omitted)	$305,403	$258,352	$159,796	$93,316	$20,701	$5,123
Portfolio turnover rate H	189 % G	175%	256%	150%	308%	298%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report. For additional expense information related to investments in Fidelity Private Credit Company LLC, please refer to the Investment in Fidelity Private Credit Company LLC note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Notes to Financial Statements
 (Unaudited)
For the period ended June 30, 2024

1. Organization.
Fidelity Advisor Multi-Asset Income Fund (the Fund) is a fund of Fidelity School Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Fidelity Advisor Multi-Asset Income, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Investment in Fidelity Private Credit Company LLC.

The Fund invests in Fidelity Private Credit Company LLC, which is a limited liability company. Fidelity Private Credit Company LLC's units are not registered under the Securities Act of 1933 and are subject to substantial restrictions on transfer. The Fund has no redemption rights under Fidelity Private Credit Company LLC's limited liability company agreement. There will be no trading market for the units.

Based on its investment objective, Fidelity Private Credit Company LLC may invest or participate in various investments or strategies that are similar to those in which the Fund may invest or participate. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of Fidelity Private Credit Company LLC and thus a decline in the value of the Fund. Fidelity Private Credit Company LLC intends to invest primarily in directly originated loans to private companies but also with liquid credit investments, like broadly syndicated loans, and other select private credit investments.

The Schedule of Investments lists Fidelity Private Credit Company LLC as an investment as of period end, but does not include the underlying holdings of Fidelity Private Credit Company LLC. Fidelity Private Credit Company LLC represented less than 5% of the Fund's net assets at period end. The Fund indirectly bears its proportionate share of the expenses of Fidelity Private Credit Company LLC. The annualized expense ratio for Fidelity Private Credit Company LLC for the six month period ended June 30, 2024 was 11.47%.

4. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, bank loan obligations, preferred securities and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities and commercial mortgage securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Fidelity Private Credit Company LLC is valued at its net asset value (NAV) each month end and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2024 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividend receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the underlying funds, foreign currency transactions, passive foreign investment companies (PFIC), contingent interest, equity-debt classifications, certain conversion ratio adjustments, partnerships, capital loss carryforwards and losses deferred due to wash sales and options.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$237,689,088
Gross unrealized depreciation	(43,964,451)
Net unrealized appreciation (depreciation)	$193,724,637
Tax cost	$2,483,241,090

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(183,559,393)
Long-term	(23,186,483)
Total capital loss carryforward	$(206,745,876)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate a fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment, participation, or may be made directly to a borrower. Such instruments are presented in the Bank Loan Obligations section in the Schedule of Investments. Certain funds may also invest in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Schedule of Investments, if applicable.

Commitments. A commitment is an agreement to acquire an investment at a future date (subject to conditions) in connection with a potential public or non-public offering. The amount of commitments outstanding at period end are presented in the table below. These commitments are not included in the net assets of the Fund at period end.

	Investment to be Acquired	Commitment Amount ($)
Fidelity Advisor Multi-Asset Income Fund	Fidelity Private Credit Company LLC	8,171,981

5. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including options. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

Exchange-traded written covered call options were used to manage exposure to the market. When a fund writes a covered call option, a fund holds the underlying instrument which must be delivered to the holder upon the exercise of the option.

Upon entering into a written options contract, a fund will receive a premium. Premiums received are reflected as a liability on the Statement of Assets and Liabilities. Options are valued daily and any unrealized appreciation (depreciation) is reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When a written option is exercised, the premium is added to the proceeds from the sale of the underlying instrument in determining the gain or loss realized on that investment. When an option is closed, a gain or loss is realized depending on whether the proceeds or amount paid for the closing sale transaction are greater or less than the premium received. When an option expires, gains and losses are realized to the extent of premiums received. The net realized gain (loss) on closed and expired written options and the change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Writing call options tends to decrease exposure to the underlying instrument and risk of loss is the change in value in excess of the premium received.

Any open options at period end are presented in the Schedule of Investments under the caption "Written Options", and are representative of volume of activity during the period unless an average contracts amount is presented.
6. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor Multi-Asset Income Fund	1,832,164,636	1,692,346,435

7. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

Effective March 1, 2024, the Fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (Transfer Agent and Accounting agreements). The amended contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	.71
Class M	.69
Class C	.71
Fidelity Multi-Asset Income Fund	.69
Class I	.71
Class Z	.61

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the portion of the reporting period on or after March 1, 2024, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class A	.71
Class M	.69
Class C	.71
Fidelity Multi-Asset Income Fund	.67
Class I	.71
Class Z	.61

Prior to March 1, 2024, the management fee was the sum of an individual fund fee rate that was based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .10% during the period. The group fee rate was based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreased as assets under management increased and increased as assets under management decreased. For the portion of the reporting period prior to March 1, 2024, the total annualized management fee rate was .55%.

Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	287,288	23,840
Class M	- %	.25%	31,674	-
Class C	.75%	.25%	514,592	152,281
			833,554	176,121

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	43,359
Class M	2,840
Class C A	557
46,756

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. Effective March 1, 2024, the Fund's management contract was amended to incorporate transfer agent services and associated fees previously covered under a separate services agreement. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

During the period January 1, 2024 through February 29, 2024, the transfer agent fees for each class were a fixed annual rate of class-level average net assets as follows:

	Amount ($)	% of Class-Level Average Net Assets
Class A	52,812.1437
Class M	5,103.1252
Class C	24,075.1461
Fidelity Multi-Asset Income Fund	223,899.1263
Class I	174,138.1490
Class Z	22,011.0500
	502,038

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. Effective March 1, 2024, the Fund's management contract was amended to incorporate accounting services and associated fees previously covered under a separate services agreement.

During the period January 1, 2024 through February 29, 2024, the accounting fees were a fixed annual rate of average net assets as follows:

% of Average Net Assets
Fidelity Advisor Multi-Asset Income Fund	.0365

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Advisor Multi-Asset Income Fund	29,357

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss)($)
Fidelity Advisor Multi-Asset Income Fund	75,625,847	57,849,276	1,887,910

Other. During the period, the investment adviser reimbursed the Fund for certain losses as follows:

Amount ($)
Fidelity Advisor Multi-Asset Income Fund	34,200

8. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount ($)
Fidelity Advisor Multi-Asset Income Fund	2,170

9. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Advisor Multi-Asset Income Fund	7,726	165	158,682

10. Expense Reductions.
The investment adviser has contractually agreed to waive the Fund's management fee with respect to the portion of the Fund's assets invested in Fidelity Private Credit Central Fund LLC until April 30, 2025. During the period, this waiver reduced the Fund's management fee by $86,512.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $2,182.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $55,132.

11. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2024	Year ended December 31, 2023
Fidelity Advisor Multi-Asset Income Fund
Distributions to shareholders
Class A	$4,143,977	$7,754,725
Class M	459,468	953,328
Class C	1,469,716	2,783,408
Fidelity Multi-Asset Income Fund	21,408,269	43,103,018
Class I	13,973,297	25,270,299
Class Z	5,441,514	8,903,999
Total	$46,896,241	$88,768,777

12. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2024	Year ended December 31, 2023	Six months ended June 30, 2024	Year ended December 31, 2023
Fidelity Advisor Multi-Asset Income Fund
Class A
Shares sold	2,975,666	7,188,675	$40,522,073	$93,140,549
Reinvestment of distributions	301,112	594,257	4,112,124	7,702,451
Shares redeemed	(1,975,993)	(3,638,476)	(26,895,596)	(46,877,488)
Net increase (decrease)	1,300,785	4,144,456	$17,738,601	$53,965,512
Class M
Shares sold	254,188	1,156,437	$3,465,310	$15,026,676
Reinvestment of distributions	32,417	71,484	443,101	927,719
Shares redeemed	(181,945)	(884,770)	(2,487,582)	(11,411,762)
Net increase (decrease)	104,660	343,151	$1,420,829	$4,542,633
Class C
Shares sold	1,175,393	3,223,512	$15,984,366	$41,625,256
Reinvestment of distributions	107,416	214,459	1,464,620	2,774,182
Shares redeemed	(701,735)	(1,436,237)	(9,534,575)	(18,519,208)
Net increase (decrease)	581,074	2,001,734	$7,914,411	$25,880,230
Fidelity Multi-Asset Income Fund
Shares sold	14,900,741	31,353,312	$202,499,756	$407,148,901
Reinvestment of distributions	1,323,641	2,783,876	18,081,414	36,124,114
Shares redeemed	(11,816,843)	(28,593,663)	(160,478,992)	(369,480,090)
Net increase (decrease)	4,407,539	5,543,525	$60,102,178	$73,792,925
Class I
Shares sold	11,290,030	33,707,412	$153,354,349	$436,588,435
Reinvestment of distributions	1,002,249	1,898,815	13,686,898	24,611,062
Shares redeemed	(9,482,549)	(17,914,182)	(128,664,703)	(230,743,002)
Net increase (decrease)	2,809,730	17,692,045	$38,376,544	$230,456,495
Class Z
Shares sold	6,196,461	10,309,136	$84,687,190	$133,126,083
Reinvestment of distributions	333,368	574,699	4,554,179	7,450,113
Shares redeemed	(3,868,249)	(4,339,760)	(52,506,831)	(56,065,556)
Net increase (decrease)	2,661,580	6,544,075	$36,734,538	$84,510,640

13. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
14. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
Board Approval of Investment Advisory Contracts
Fidelity Advisor Multi-Asset Income Fund
At its January 2024 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), approved amended and restated sub-advisory agreements (the Sub-Advisory Contracts) for the fund, including the fund's sub-advisory agreements with FMR Investment Management (UK) Limited (FMR UK), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity Management & Research (Japan) Limited (FMR Japan). The Sub-Advisory Contracts will be effective March 1, 2024. The Board will consider the annual renewal of the fund's Sub-Advisory Contracts in September 2024, following its review of additional materials provided by FMR.
The Board considered the Sub-Advisory Contracts, which changed the arrangements for fees paid by FMR to the sub-advisers under the agreements. The Board noted that the agreements with FMR UK, FMR H.K., and FMR Japan were amended to provide that FMR will compensate each sub-adviser at a fee equal to 110% of the sub-adviser's costs incurred in providing services under the agreement. The Board considered that, under the Sub-Advisory Contracts, FMR, and not the fund, will continue to pay the sub-advisory fees to each applicable sub-adviser, and that the management fee paid by the fund under the management contract with FMR will remain unchanged.
The Board considered that the approval of the fund's Sub-Advisory Contracts will not result in any changes in the investment process or strategies employed in the management of the fund's assets or the day-to-day management of the fund or the persons primarily responsible for such management. Further, the Board considered that the Sub-Advisory Contracts would not change the obligations and services of FMR and its affiliates on behalf of the fund, and, in particular, there would be no change in the nature and level of services provided to the fund by FMR and its affiliates.
In connection with its consideration of future renewals of the fund's advisory contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the fund's management fee structure is fair and reasonable, and that the fund's Sub-Advisory Contracts should be approved.

1.9865889.108
AMAI-SANN-0824
Fidelity® Series International Developed Markets Bond Index Fund

Semi-Annual Report
June 30, 2024
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
BLOOMBERG ® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg's licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Series International Developed Markets Bond Index Fund
Schedule of Investments June 30, 2024 (Unaudited)
Showing Percentage of Net Assets
Government Obligations - 98.4%
		Principal Amount (a)	Value ($)
Australia - 4.8%
Australian Commonwealth:
0.25% 11/21/24 (Reg. S)	AUD	123,000	80,767
0.25% 11/21/25 (Reg. S)	AUD	62,192,000	39,255,086
0.5% 9/21/26 (Reg. S)	AUD	64,476,000	39,732,851
1% 12/21/30 (Reg. S)	AUD	48,912,000	26,830,623
1% 11/21/31 (Reg. S)	AUD	34,057,000	18,115,280
1.25% 5/21/32	AUD	53,000,000	28,308,068
1.5% 6/21/31 (Reg. S)	AUD	18,500,000	10,351,657
1.75% 11/21/32 (Reg. S)	AUD	13,400,000	7,358,364
1.75% 6/21/51 (Reg. S)	AUD	35,412,000	13,070,352
2.5% 5/21/30 (Reg. S)	AUD	35,000,000	21,379,046
2.75% 11/21/27	AUD	55,551,000	35,516,764
2.75% 11/21/28	AUD	28,367,000	17,932,683
2.75% 11/21/29 (Reg. S)	AUD	52,813,000	32,950,665
2.75% 6/21/35 (Reg. S)	AUD	16,600,000	9,532,374
2.75% 5/21/41(Reg. S)	AUD	35,678,000	18,705,066
3% 11/21/33(Reg. S)	AUD	34,500,000	20,711,483
3.25% 4/21/29(Reg. S)	AUD	55,800,000	35,886,721
3.75% 5/21/34(Reg. S)	AUD	30,300,000	19,295,697
3.75% 4/21/37 (Reg. S)	AUD	29,572,000	18,450,781
4.25% 4/21/26	AUD	37,300,000	24,915,852
4.5% 4/21/33	AUD	72,521,000	49,119,361
4.75% 4/21/27(Reg. S)	AUD	31,200,000	21,175,560
4.75% 6/21/54(Reg. S)	AUD	3,800,000	2,574,720
TOTAL AUSTRALIA			511,249,821
Austria - 4.6%
Austrian Republic:
0% 10/20/28(Reg. S) (b)	EUR	8,400,000	7,957,241
0% 2/20/30 (Reg. S) (b)	EUR	26,462,000	24,099,694
0% 2/20/31 (Reg. S) (b)	EUR	18,603,000	16,422,273
0% 10/20/40 (Reg. S) (b)	EUR	46,009,000	29,320,593
0.25% 10/20/36(Reg. S) (b)	EUR	24,709,000	18,680,657
0.5% 4/20/27 (Reg. S) (b)	EUR	58,716,000	58,758,105
0.5% 2/20/29 (Reg. S) (b)	EUR	37,800,000	36,340,772
0.75% 10/20/26 (Reg. S) (b)	EUR	12,510,000	12,737,512
0.75% 2/20/28 (Reg. S) (b)	EUR	47,597,000	47,221,199
0.75% 3/20/51 (Reg. S) (b)	EUR	48,977,000	29,408,637
0.85% 6/30/20 (Reg. S) (b)	EUR	10,616,000	4,990,058
0.9% 2/20/32 (Reg. S) (b)	EUR	36,230,000	33,380,086
1.2% 10/20/25 (Reg. S) (b)	EUR	29,419,000	30,704,380
1.5% 11/2/86 (Reg. S) (b)	EUR	12,700,000	7,842,496
2.1% 9/20/17 (Reg. S) (b)	EUR	6,220,000	4,843,171
2.9% 5/23/29(Reg. S) (b)	EUR	9,400,000	10,090,688
2.9% 2/20/33(Reg. S) (b)	EUR	32,600,000	34,582,039
2.9% 2/20/34(Reg. S) (b)	EUR	20,100,000	21,259,946
3.15% 6/20/44(Reg. S) (b)	EUR	8,180,000	8,603,998
3.8% 1/26/62 (b)	EUR	12,165,000	14,462,111
4.15% 3/15/37 (b)	EUR	16,199,000	19,071,491
4.85% 3/15/26 (b)	EUR	17,828,000	19,616,252
TOTAL AUSTRIA			490,393,399
Belgium - 4.5%
Belgian Kingdom:
0% 10/22/27 (Reg. S) (b)	EUR	44,928,000	43,847,784
0% 10/22/31 (b)	EUR	26,206,000	22,696,477
0.1% 6/22/30 (Reg. S) (b)	EUR	9,500,000	8,646,904
0.35% 6/22/32 (b)	EUR	41,590,000	36,260,674
0.65% 6/22/71 (Reg. S) (b)	EUR	21,403,000	9,267,088
0.8% 6/22/27 (b)	EUR	6,886,000	6,949,787
0.8% 6/22/28 (Reg. S) (b)	EUR	29,386,000	29,114,236
0.9% 6/22/29 (b)	EUR	33,476,000	32,691,993
1% 6/22/26 (Reg. S) (b)	EUR	10,527,000	10,847,287
1% 6/22/31(Reg. S) (b)	EUR	19,681,000	18,546,544
1.4% 6/22/53 (Reg. S) (b)	EUR	31,810,000	20,842,209
1.6% 6/22/47 (b)	EUR	9,816,000	7,371,800
1.7% 6/22/50 (b)	EUR	25,449,000	18,748,853
1.9% 6/22/38(Reg. S) (b)	EUR	7,550,000	6,810,659
2.15% 6/22/66 (b)	EUR	7,830,000	6,007,249
2.85% 10/22/34(Reg. S) (b)	EUR	30,600,000	31,944,158
3% 6/22/33(Reg. S) (b)	EUR	19,500,000	20,824,216
3.3% 6/22/54 (Reg. S) (b)	EUR	7,000,000	7,054,947
3.45% 6/22/43(Reg. S) (b)	EUR	1,700,000	1,812,357
3.75% 6/22/45(Reg. S)	EUR	5,338,000	5,929,736
4.25% 3/28/41 (b)	EUR	44,660,000	52,798,978
4.5% 3/28/26 (b)	EUR	12,960,000	14,218,006
5% 3/28/35 (b)	EUR	46,949,000	58,516,001
TOTAL BELGIUM			471,747,943
Canada - 4.3%
Canadian Government:
0.25% 3/1/26	CAD	27,528,000	18,923,802
0.5% 12/1/30	CAD	63,762,000	38,737,728
1% 6/1/27	CAD	6,319,000	4,290,250
1.25% 3/1/27	CAD	30,500,000	20,923,395
1.25% 6/1/30	CAD	12,150,000	7,840,283
1.5% 6/1/26 (c)	CAD	21,563,000	15,077,944
1.5% 12/1/31	CAD	54,493,000	34,645,606
1.75% 12/1/53	CAD	46,000,000	23,314,557
2% 6/1/32	CAD	23,400,000	15,327,979
2% 12/1/51	CAD	64,869,000	35,478,442
2.25% 6/1/29	CAD	700,000	485,131
2.5% 12/1/32	CAD	24,700,000	16,738,333
2.75% 9/1/27	CAD	21,200,000	15,089,881
2.75% 6/1/33	CAD	15,500,000	10,675,801
2.75% 12/1/64	CAD	7,300,000	4,683,515
3% 6/1/34	CAD	27,100,000	18,978,221
3.25% 12/1/33	CAD	33,700,000	24,125,535
3.5% 8/1/25	CAD	24,000,000	17,388,136
3.5% 3/1/28	CAD	57,700,000	42,046,073
3.5% 12/1/45	CAD	3,419,000	2,515,497
4% 3/1/29	CAD	44,500,000	33,198,779
4% 6/1/41	CAD	19,381,000	15,082,202
4.5% 2/1/26	CAD	29,700,000	21,843,465
5.75% 6/1/29	CAD	4,040,000	3,259,228
5.75% 6/1/33	CAD	14,800,000	12,622,489
TOTAL CANADA			453,292,272
Cyprus - 0.3%
Republic of Cyprus:
0% 2/9/26 (Reg. S)	EUR	5,219,000	5,310,886
0.625% 1/21/30 (Reg. S)	EUR	4,882,000	4,558,518
0.95% 1/20/32 (Reg. S)	EUR	1,900,000	1,725,962
1.25% 1/21/40 (Reg. S)	EUR	7,574,000	5,633,918
2.25% 4/16/50 (Reg. S)	EUR	3,919,000	3,100,405
2.375% 9/25/28 (Reg. S)	EUR	2,600,000	2,704,528
2.75% 2/26/34 (Reg. S)	EUR	4,289,000	4,322,208
TOTAL CYPRUS			27,356,425
Denmark - 1.6%
Danish Kingdom:
0% 11/15/31	DKK	12,602,000	1,519,889
0% 11/15/31 (Reg. S)	DKK	232,327,000	28,020,259
0.25% 11/15/52 (Reg. S)	DKK	154,050,000	11,656,780
0.5% 11/15/27	DKK	143,587,000	19,300,151
0.5% 11/15/29(Reg. S)	DKK	149,126,000	19,384,431
1.75% 11/15/25	DKK	124,198,000	17,559,645
2.25% 11/15/33(Reg. S)	DKK	95,000,000	13,396,475
4.5% 11/15/39	DKK	310,564,000	54,537,231
TOTAL DENMARK			165,374,861
Estonia - 0.1%
Estonian Republic:
0.125% 6/10/30 (Reg. S)	EUR	2,467,000	2,191,237
3.25% 1/17/34(Reg. S)	EUR	2,200,000	2,290,561
4% 10/12/32(Reg. S)	EUR	6,500,000	7,241,797
TOTAL ESTONIA			11,723,595
Finland - 3.6%
Finnish Government:
0% 9/15/26 (Reg. S) (b)	EUR	17,640,000	17,693,814
0% 9/15/30 (Reg. S) (b)	EUR	17,105,000	15,327,905
0.125% 9/15/31 (Reg. S) (b)	EUR	18,867,000	16,544,154
0.125% 4/15/36 (Reg. S) (b)	EUR	23,991,000	18,099,804
0.125% 4/15/52 (Reg. S) (b)	EUR	25,200,000	12,097,270
0.25% 9/15/40 (Reg. S) (b)	EUR	22,189,000	14,861,051
0.5% 4/15/26 (Reg. S) (b)	EUR	33,649,000	34,448,669
0.5% 9/15/27 (Reg. S) (b)	EUR	13,808,000	13,731,423
0.5% 9/15/28 (Reg. S) (b)	EUR	19,079,000	18,515,643
0.5% 9/15/29 (Reg. S) (b)	EUR	21,445,000	20,346,594
0.5% 4/15/43(Reg. S) (b)	EUR	27,870,000	18,385,984
0.875% 9/15/25 (Reg. S) (b)	EUR	22,796,000	23,736,882
1.125% 4/15/34 (Reg. S) (b)	EUR	2,320,000	2,084,483
1.375% 4/15/27(Reg. S) (b)	EUR	8,500,000	8,728,301
1.375% 4/15/47(Reg. S) (b)	EUR	5,710,000	4,304,436
1.5% 9/15/32(Reg. S) (b)	EUR	31,260,000	29,882,203
2.75% 7/4/28 (b)	EUR	20,413,000	21,793,915
2.875% 4/15/29(Reg. S) (b)	EUR	25,100,000	26,850,308
2.95% 4/15/55(Reg. S) (b)	EUR	2,900,000	2,912,538
3% 9/15/33(Reg. S) (b)	EUR	38,000,000	40,573,605
3% 9/15/34 (Reg. S) (b)	EUR	13,700,000	14,568,166
TOTAL FINLAND			375,487,148
France - 6.8%
French Government:
OAT:
3.25% 5/25/45 (b)	EUR	11,653,000	11,832,427
4.5% 4/25/41 (b)	EUR	1,710,000	2,050,855
0% 3/25/25(Reg. S) (b)	EUR	20,572,000	21,483,790
0% 2/25/27 (Reg. S) (b)	EUR	26,074,000	25,774,666
0% 11/25/29 (Reg. S) (b)	EUR	50,654,000	46,206,952
0% 11/25/30 (Reg. S) (b)	EUR	24,200,000	21,382,553
0% 11/25/31 (Reg. S) (b)	EUR	32,269,000	27,577,257
0% 5/25/32 (Reg. S) (b)	EUR	22,900,000	19,235,746
0.5% 5/25/29 (Reg. S) (b)	EUR	31,290,000	29,709,151
0.5% 5/25/40 (Reg. S) (b)	EUR	24,343,000	16,596,144
0.5% 6/25/44(Reg. S) (b)	EUR	7,500,000	4,550,223
0.5% 5/25/72 (b)	EUR	23,570,000	8,878,724
0.75% 2/25/28(Reg. S) (b)	EUR	14,300,000	14,126,204
0.75% 5/25/28 (Reg. S) (b)	EUR	12,780,000	12,564,428
0.75% 11/25/28(Reg. S) (b)	EUR	27,662,000	26,897,139
0.75% 5/25/52 (Reg. S) (b)	EUR	34,264,000	18,354,653
0.75% 5/25/53 (Reg. S) (b)	EUR	15,200,000	7,936,130
1.25% 5/25/36(Reg. S) (b)	EUR	75,986,000	64,628,964
1.5% 5/25/50 (Reg. S) (b)	EUR	9,827,000	6,771,413
1.75% 6/25/39 (Reg. S) (b)	EUR	6,190,000	5,313,089
1.75% 5/25/66 (b)	EUR	4,110,000	2,702,952
2% 11/25/32(Reg. S) (b)	EUR	32,000,000	31,360,843
2% 5/25/48 (b)	EUR	70,000	55,515
2.5% 9/24/26(Reg. S) (b)	EUR	106,400,000	112,430,822
2.5% 5/25/30 (b)	EUR	50,278,000	52,302,828
2.5% 5/25/43(Reg. S) (b)	EUR	22,700,000	20,630,131
2.75% 10/25/27 (b)	EUR	40,810,000	43,291,841
3% 5/25/33 (Reg. S) (b)	EUR	13,200,000	13,916,901
3% 11/25/34 (Reg. S) (b)	EUR	8,200,000	8,551,584
3% 5/25/54(Reg. S) (b)	EUR	6,300,000	5,873,284
3.5% 4/25/26 (b)	EUR	10,516,000	11,330,383
3.5% 11/25/33(Reg. S) (b)	EUR	19,800,000	21,635,480
4% 4/25/60 (b)	EUR	800,000	907,907
4.75% 4/25/35 (b)	EUR	36,000	43,503
TOTAL FRANCE			716,904,482
Germany - 5.5%
German Federal Republic:
0% 4/11/25 (Reg. S)	EUR	1,110,000	1,159,511
0% 10/10/25 (Reg. S) (d)	EUR	39,774,000	41,014,292
0% 4/10/26 (Reg. S)	EUR	11,500,000	11,727,027
0% 10/9/26 (Reg. S)	EUR	33,949,000	34,219,850
0% 4/16/27 (Reg. S)	EUR	58,190,000	58,015,632
0% 8/15/29(Reg. S)	EUR	14,992,000	14,215,332
0% 8/15/30 (Reg. S)	EUR	31,124,000	28,869,593
0% 8/15/31	EUR	940,000	851,795
0% 2/15/32 (Reg. S)	EUR	15,890,000	14,212,634
0% 5/15/36 (Reg. S)	EUR	14,965,000	11,852,643
0% 8/15/50	EUR	16,203,000	8,779,862
0% 8/15/52 (Reg. S)	EUR	13,519,000	6,982,389
0.25% 2/15/27	EUR	1,710,000	1,723,425
0.25% 2/15/29	EUR	20,250,000	19,662,606
1.25% 8/15/48	EUR	4,320,000	3,465,103
1.3% 10/15/27(Reg. S)	EUR	12,400,000	12,767,133
1.7% 8/15/32(Reg. S)	EUR	20,300,000	20,607,312
1.8% 8/15/53(Reg. S)	EUR	17,000,000	15,027,065
2.1% 4/12/29(Reg. S)	EUR	10,400,000	10,954,424
2.1% 11/15/29(Reg. S)	EUR	5,600,000	5,892,097
2.2% 4/13/28(Reg. S)	EUR	19,000,000	20,115,635
2.2% 2/15/34(Reg. S)	EUR	31,000,000	32,411,428
2.3% 2/15/33(Reg. S)	EUR	20,600,000	21,819,863
2.4% 10/19/28(Reg. S)	EUR	9,900,000	10,560,313
2.4% 11/15/30(Reg. S)	EUR	6,400,000	6,835,860
2.5% 3/19/26(Reg. S)	EUR	11,500,000	12,235,416
2.5% 7/4/44	EUR	7,452,000	7,733,756
2.5% 8/15/46	EUR	7,381,000	7,642,310
2.5% 8/15/54(Reg. S)	EUR	5,700,000	5,880,994
2.6% 8/15/33(Reg. S)	EUR	11,800,000	12,778,014
2.8% 6/12/25 (Reg. S)	EUR	9,600,000	10,241,107
2.9% 6/18/26 (Reg. S)	EUR	14,300,000	15,335,898
3.25% 7/4/42	EUR	31,970,000	36,871,195
4% 1/4/37	EUR	8,010,000	9,844,674
4.75% 7/4/34	EUR	650,000	833,491
4.75% 7/4/40	EUR	15,931,000	21,614,284
5.5% 1/4/31	EUR	12,481,000	15,767,663
6.5% 7/4/27	EUR	4,770,000	5,673,909
TOTAL GERMANY			576,195,535
Greece - 2.1%
Greek Government:
, yield at date of purchase 2.4453% to 2.557% 2/12/26 (b)	EUR	20,700,000	21,173,181
1.875% 1/24/52(Reg. S) (b)	EUR	18,300,000	12,429,694
2% 4/22/27(Reg. S) (b)	EUR	6,400,000	6,679,500
3.875% 6/15/28(Reg. S) (b)	EUR	39,600,000	43,461,133
3.9% 1/30/33(Reg. S)	EUR	100,200,000	109,311,762
4.2% 1/30/42(Reg. S)	EUR	29,100,000	31,485,550
TOTAL GREECE			224,540,820
Hong Kong - 0.2%
Hong Kong Government SAR:
1.25% 6/29/27	HKD	66,600,000	7,981,673
1.59% 3/4/36	HKD	33,800,000	3,502,540
1.68% 1/21/26	HKD	33,050,000	4,091,299
1.89% 3/2/32	HKD	1,600,000	185,080
1.97% 1/17/29	HKD	36,000,000	4,334,302
2.02% 3/7/34	HKD	12,000,000	1,346,057
2.13% 7/16/30	HKD	4,750,000	567,859
TOTAL HONG KONG			22,008,810
Ireland - 3.2%
Irish Republic:
0% 10/18/31 (Reg. S)	EUR	31,431,000	27,471,709
0.2% 5/15/27 (Reg. S)	EUR	7,634,000	7,591,915
0.2% 10/18/30 (Reg. S)	EUR	13,045,000	11,896,420
0.35% 10/18/32 (Reg. S)	EUR	43,512,000	38,096,784
0.4% 5/15/35 (Reg. S)	EUR	24,240,000	19,759,842
0.55% 4/22/41 (Reg. S)	EUR	13,006,000	9,203,856
0.9% 5/15/28 (Reg. S)	EUR	19,128,000	19,093,208
1% 5/15/26(Reg. S)	EUR	50,217,000	51,871,678
1.1% 5/15/29 (Reg. S)	EUR	48,929,000	48,485,146
1.5% 5/15/50 (Reg. S)	EUR	25,043,000	18,679,991
1.7% 5/15/37	EUR	2,690,000	2,458,522
2% 2/18/45 (Reg.S)	EUR	23,584,000	20,687,737
2.4% 5/15/30 (Reg. S)	EUR	20,760,000	21,776,391
2.6% 10/18/34(Reg. S)	EUR	18,500,000	19,207,420
3% 10/18/43(Reg. S)	EUR	18,000,000	18,726,160
TOTAL IRELAND			335,006,779
Italy - 6.2%
Italian Republic:
0% 4/1/26 (Reg. S)	EUR	51,571,000	52,055,731
0% 8/1/26(Reg. S)	EUR	12,600,000	12,581,724
0.25% 3/15/28 (Reg. S)	EUR	24,775,000	23,633,814
0.45% 2/15/29(Reg. S)	EUR	29,560,000	27,592,487
0.6% 8/1/31 (Reg. S) (b)	EUR	17,143,000	14,821,460
0.95% 8/1/30 (Reg. S)	EUR	16,920,000	15,469,449
0.95% 6/1/32 (Reg. S)	EUR	31,140,000	26,920,422
0.95% 3/1/37 (Reg. S) (b)	EUR	41,747,000	30,685,988
1.1% 4/1/27 (Reg. S)	EUR	27,790,000	27,993,855
1.45% 5/15/25	EUR	12,582,000	13,242,281
1.65% 3/1/32 (b)	EUR	1,710,000	1,576,422
1.7% 9/1/51 (Reg. S) (b)	EUR	5,786,000	3,618,766
1.8% 3/1/41 (Reg. S) (b)	EUR	31,210,000	23,413,757
2.15% 9/1/52 (Reg. S) (b)	EUR	22,110,000	15,078,599
2.15% 3/1/72 (Reg. S) (b)	EUR	4,097,000	2,558,611
2.5% 12/1/32(Reg. S)	EUR	18,000,000	17,430,489
2.65% 12/1/27(Reg. S)	EUR	14,400,000	15,057,913
2.7% 3/1/47 (b)	EUR	5,850,000	4,740,330
2.8% 6/15/29(Reg. S)	EUR	16,700,000	17,294,150
2.8% 3/1/67 (b)	EUR	1,200,000	902,862
2.95% 2/15/27(Reg. S)	EUR	31,500,000	33,348,997
3% 8/1/29	EUR	18,611,000	19,443,768
3.25% 9/1/46 (b)	EUR	9,830,000	8,800,138
3.35% 7/1/29(Reg. S)	EUR	27,000,000	28,642,339
3.5% 1/15/26(Reg. S)	EUR	17,100,000	18,316,908
3.7% 6/15/30(Reg. S)	EUR	5,900,000	6,331,270
3.8% 8/1/28(Reg. S)	EUR	9,700,000	10,515,076
3.85% 12/15/29(Reg. S)	EUR	5,900,000	6,398,042
3.85% 7/1/34(Reg. S)	EUR	15,500,000	16,363,326
4% 11/15/30(Reg. S)	EUR	3,000,000	3,266,591
4% 2/1/37 (b)	EUR	137,000	144,886
4.2% 3/1/34(Reg. S)	EUR	18,800,000	20,457,492
4.35% 11/1/33(Reg. S)	EUR	10,500,000	11,581,380
4.4% 5/1/33(Reg. S)	EUR	23,400,000	25,984,952
4.45% 9/1/43(Reg. S) (b)	EUR	13,700,000	14,638,416
4.5% 10/1/53(Reg. S) (b)	EUR	6,900,000	7,323,127
4.75% 9/1/44 (b)	EUR	11,726,000	13,063,342
5% 8/1/34 (b)	EUR	9,900,000	11,462,021
6% 5/1/31	EUR	20,409,000	24,897,330
7.25% 11/1/26	EUR	19,492,000	22,676,675
TOTAL ITALY			650,325,186
Japan - 19.8%
Japan Government:
0.005% 6/1/25	JPY	1,408,300,000	8,741,806
0.005% 8/1/25	JPY	7,780,900,000	48,271,177
0.005% 9/1/25	JPY	2,255,300,000	13,987,234
0.005% 3/20/26	JPY	676,550,000	4,183,769
0.005% 6/20/26	JPY	4,721,750,000	29,149,301
0.005% 6/20/27	JPY	2,590,000,000	15,917,014
0.1% 1/1/26	JPY	2,337,000,000	14,489,574
0.1% 2/1/26(Reg. S)	JPY	4,521,200,000	28,017,727
0.1% 3/20/27	JPY	3,530,000,000	21,777,000
0.1% 9/20/27	JPY	30,000,000	184,660
0.1% 9/20/27	JPY	5,328,100,000	32,796,179
0.1% 3/20/28	JPY	6,334,600,000	38,858,434
0.1% 9/20/28	JPY	1,415,100,000	8,645,664
0.1% 6/20/31	JPY	6,991,300,000	41,558,887
0.2% 12/20/27	JPY	1,559,000,000	9,613,882
0.2% 3/20/28	JPY	2,462,400,000	15,161,613
0.2% 6/20/28	JPY	3,820,600,000	23,484,021
0.2% 12/20/28	JPY	7,138,500,000	43,694,861
0.2% 3/20/32	JPY	2,048,200,000	12,131,343
0.2% 9/20/32	JPY	1,023,200,000	6,023,582
0.2% 6/20/36	JPY	4,474,500,000	24,485,296
0.3% 12/20/25	JPY	3,000,000,000	18,662,502
0.3% 5/1/26	JPY	7,078,000,000	43,961,555
0.3% 9/20/28	JPY	2,825,200,000	17,405,824
0.3% 12/20/28	JPY	3,077,800,000	18,922,664
0.4% 6/20/25	JPY	1,615,650,000	10,063,946
0.4% 9/20/28	JPY	2,067,700,000	12,792,006
0.4% 12/20/28	JPY	410,800,000	2,536,777
0.4% 3/20/29	JPY	6,712,800,000	41,387,047
0.4% 6/20/33	JPY	10,242,300,000	60,631,946
0.4% 6/20/41	JPY	27,727,900,000	140,014,769
0.4% 3/20/56	JPY	140,000,000	516,048
0.5% 3/20/29	JPY	579,600,000	3,589,961
0.5% 12/20/32	JPY	6,077,800,000	36,552,930
0.5% 3/20/33	JPY	13,766,200,000	82,497,092
0.5% 3/20/60	JPY	597,800,000	2,129,400
0.6% 3/20/29	JPY	4,490,100,000	27,938,028
0.6% 12/20/33	JPY	15,759,800,000	94,320,772
0.6% 12/20/36	JPY	8,330,000,000	47,492,753
0.7% 6/20/51	JPY	8,714,150,000	38,569,416
0.7% 3/20/61	JPY	5,773,100,000	21,871,685
0.8% 9/20/33	JPY	5,624,900,000	34,417,508
0.8% 3/20/34	JPY	13,648,100,000	82,915,028
0.8% 3/20/42	JPY	15,485,900,000	82,765,682
0.9% 6/20/42	JPY	3,810,000,000	20,621,693
1% 3/20/52	JPY	8,420,700,000	40,081,674
1.1% 3/20/43	JPY	8,054,000,000	44,628,141
1.1% 6/20/43	JPY	6,114,400,000	33,749,861
1.2% 6/20/53	JPY	5,376,400,000	26,682,503
1.3% 12/20/43	JPY	10,894,400,000	61,947,553
1.3% 6/20/52	JPY	2,660,000,000	13,653,807
1.3% 3/20/63	JPY	5,102,100,000	23,476,510
1.4% 12/20/42	JPY	7,799,400,000	45,686,771
1.4% 12/20/45	JPY	970,400,000	5,486,991
1.4% 9/20/52	JPY	2,841,600,000	14,923,478
1.4% 3/20/53	JPY	5,827,900,000	30,458,013
1.5% 9/20/43	JPY	2,184,500,000	12,883,513
1.6% 3/20/33	JPY	4,250,200,000	27,899,582
1.6% 3/20/44	JPY	11,772,500,000	70,233,291
1.6% 12/20/52	JPY	7,051,200,000	38,780,943
1.6% 12/20/53	JPY	5,076,700,000	27,756,666
1.7% 9/20/32	JPY	200,000,000	1,324,147
1.8% 9/20/53	JPY	2,224,000,000	12,764,535
1.8% 3/20/54	JPY	5,102,100,000	29,216,650
2% 3/20/25	JPY	24,000,000	151,168
2.1% 6/20/27	JPY	730,000,000	4,766,348
2.2% 3/20/64	JPY	2,045,500,000	12,223,671
2.3% 3/20/40	JPY	1,641,350,000	11,195,335
2.4% 6/20/28	JPY	4,480,650,000	29,948,978
2.4% 3/20/48	JPY	4,353,800,000	29,119,775
2.5% 6/20/34	JPY	8,518,600,000	60,073,894
TOTAL JAPAN			2,092,863,854
Latvia - 0.6%
Latvian Republic:
0% 3/17/31 (Reg. S)	EUR	5,378,000	4,549,368
0.25% 1/23/30 (Reg. S)	EUR	2,400,000	2,144,050
0.375% 10/7/26 (Reg. S)	EUR	6,887,000	6,854,544
1.125% 5/30/28 (Reg. S)	EUR	7,800,000	7,678,287
1.375% 9/23/25 (Reg. S)	EUR	10,220,000	10,622,666
1.375% 5/16/36 (Reg. S)	EUR	1,833,000	1,540,092
1.875% 2/19/49 (Reg. S)	EUR	4,878,000	3,656,866
2.25% 2/15/47(Reg. S)	EUR	1,380,000	1,094,437
3.875% 3/25/27 (Reg. S)	EUR	16,600,000	17,954,730
3.875% 5/22/29(Reg. S)	EUR	3,600,000	3,919,034
TOTAL LATVIA			60,014,074
Lithuania - 0.5%
Lithuanian Republic:
0.5% 7/28/50 (Reg. S)	EUR	2,285,000	1,209,031
0.75% 5/6/30 (Reg. S)	EUR	3,462,000	3,187,402
0.75% 7/15/51(Reg. S)	EUR	2,250,000	1,232,554
0.95% 5/26/27 (Reg. S)	EUR	1,116,000	1,113,759
1.625% 6/19/49 (Reg. S)	EUR	1,009,000	709,136
2.1% 5/26/47 (Reg. S)	EUR	3,903,000	3,116,651
2.125% 10/29/26 (Reg. S)	EUR	4,140,000	4,333,974
2.125% 6/1/32 (Reg. S)	EUR	8,400,000	8,135,739
2.125% 10/22/35 (Reg. S)	EUR	6,210,000	5,756,925
3.875% 6/14/33(Reg. S)	EUR	5,200,000	5,680,319
4.125% 4/25/28(Reg. S)	EUR	13,600,000	14,942,698
TOTAL LITHUANIA			49,418,188
Luxembourg - 0.5%
Grand Duchy of Luxembourg:
0% 4/28/25 (Reg. S)	EUR	174,000	181,222
0% 11/13/26 (Reg. S)	EUR	10,726,000	10,708,489
0% 4/28/30 (Reg. S)	EUR	1,879,000	1,699,730
0% 3/24/31 (Reg. S)	EUR	8,103,000	7,154,814
0% 9/14/32 (Reg. S)	EUR	6,197,000	5,235,502
0.625% 2/1/27 (Reg. S)	EUR	5,651,000	5,687,037
1.375% 5/25/29(Reg. S)	EUR	3,870,000	3,855,650
1.75% 5/25/42(Reg. S)	EUR	2,630,000	2,253,414
3% 3/2/33 (Reg. S)	EUR	8,500,000	9,131,586
3.25% 3/2/43(Reg. S)	EUR	5,700,000	6,123,461
TOTAL LUXEMBOURG			52,030,905
Netherlands - 4.7%
Dutch Government:
0% 1/15/26 (b)	EUR	30,220,000	30,941,706
0% 1/15/27 (Reg. S) (b)	EUR	2,084,000	2,081,776
0% 1/15/29(Reg. S) (b)	EUR	4,200,000	3,983,978
0% 7/15/30 (Reg. S) (b)	EUR	50,213,000	45,801,764
0% 7/15/31 (Reg. S) (b)	EUR	6,951,000	6,161,326
0% 1/15/38 (Reg. S) (b)	EUR	28,830,000	20,865,424
0% 1/15/52 (Reg. S) (b)	EUR	17,227,000	8,589,826
0.25% 7/15/25 (b)	EUR	35,050,000	36,432,972
0.25% 7/15/29(Reg. S) (b)	EUR	12,200,000	11,590,877
0.5% 7/15/26(Reg. S) (b)	EUR	9,511,000	9,722,620
0.5% 7/15/32 (Reg. S) (b)	EUR	16,600,000	14,928,473
0.5% 1/15/40 (Reg. S) (b)	EUR	42,689,000	32,062,294
0.75% 7/15/27 (Reg. S) (b)	EUR	40,302,000	40,710,203
0.75% 7/15/28 (b)	EUR	78,754,000	78,160,707
2% 1/15/54(Reg. S) (b)	EUR	26,900,000	23,686,135
2.5% 1/15/33 (b)	EUR	11,430,000	12,018,073
2.5% 7/15/33(Reg. S) (b)	EUR	26,500,000	27,749,681
2.5% 7/15/34(Reg. S) (b)	EUR	8,700,000	9,058,245
2.75% 1/15/47 (b)	EUR	18,665,000	19,460,725
3.75% 1/15/42 (b)	EUR	45,030,000	53,518,118
4% 1/15/37 (b)	EUR	8,170,000	9,748,919
TOTAL NETHERLANDS			497,273,842
New Zealand - 2.0%
New Zealand Government:
0.25% 5/15/28	NZD	39,600,000	20,456,236
0.5% 5/15/26	NZD	69,879,000	39,259,536
1.5% 5/15/31	NZD	40,200,000	20,091,595
1.75% 5/15/41	NZD	9,264,000	3,587,348
2% 5/15/32	NZD	41,113,000	20,748,991
2.75% 4/15/37 (Reg. S)	NZD	45,131,000	22,063,181
2.75% 5/15/51	NZD	31,500,000	12,880,382
3% 4/20/29	NZD	47,594,000	27,088,953
3.5% 4/14/33 (Reg. S)	NZD	28,700,000	16,044,567
4.25% 5/15/34	NZD	13,600,000	8,005,426
4.5% 4/15/27	NZD	26,900,000	16,306,471
5% 5/15/54	NZD	2,400,000	1,461,928
TOTAL NEW ZEALAND			207,994,614
Norway - 1.0%
Kingdom of Norway:
1.25% 9/17/31 (Reg. S) (b)	NOK	12,161,000	968,971
1.375% 8/19/30 (Reg. S) (b)	NOK	313,381,000	25,732,346
1.5% 2/19/26 (Reg. S) (b)	NOK	76,672,000	6,900,262
1.75% 2/17/27 (Reg. S) (b)	NOK	263,382,000	23,457,156
1.75% 9/6/29 (Reg. S) (b)	NOK	75,590,000	6,457,860
2% 4/26/28 (Reg. S) (b)	NOK	45,900,000	4,051,607
2.125% 5/18/32(Reg. S) (b)	NOK	142,533,000	11,976,083
3% 8/15/33(Reg. S) (b)	NOK	97,000,000	8,642,490
3.5% 10/6/42(Reg. S) (b)	NOK	36,600,000	3,417,577
3.625% 4/13/34(Reg. S) (b)	NOK	141,500,000	13,247,173
TOTAL NORWAY			104,851,525
Portugal - 4.3%
Portugal Obrigacoes Do Tesouro:
0.475% 10/18/30 (Reg. S) (b)	EUR	16,191,000	14,972,702
0.7% 10/15/27 (Reg. S) (b)	EUR	33,005,000	33,003,218
0.9% 10/12/35 (Reg. S) (b)	EUR	20,277,000	16,826,157
1% 4/12/52 (Reg. S) (b)	EUR	27,715,000	15,879,538
1.15% 4/11/42 (Reg. S) (b)	EUR	27,900,000	20,431,755
1.65% 7/16/32 (Reg. S) (b)	EUR	71,240,000	68,830,437
1.95% 6/15/29 (Reg. S) (b)	EUR	46,574,000	47,879,547
2.875% 10/15/25 (Reg. S) (b)	EUR	73,288,000	78,159,548
2.875% 7/21/26(Reg. S) (b)	EUR	27,450,000	29,338,900
2.875% 10/20/34(Reg. S) (b)	EUR	41,300,000	42,808,730
3.875% 2/15/30(Reg. S) (b)	EUR	16,065,000	18,092,580
4.1% 2/15/45(Reg. S) (b)	EUR	7,847,000	8,902,927
Republic of Portugal:
2.125% 10/17/28 (b)	EUR	33,085,000	34,494,627
4.1% 4/15/37 (b)	EUR	24,573,000	28,181,607
TOTAL PORTUGAL			457,802,273
Singapore - 2.6%
Republic of Singapore:
, yield at date of purchase 0.0924% to 3.2056% 4/1/29 to 10/1/51	SGD	61,000,000	38,001,593
1.625% 7/1/31	SGD	32,154,000	21,374,348
1.875% 3/1/50	SGD	19,850,000	11,505,973
2.125% 6/1/26	SGD	65,913,000	47,436,944
2.25% 8/1/36	SGD	8,615,000	5,746,510
2.375% 7/1/39	SGD	5,400,000	3,582,239
2.625% 5/1/28	SGD	3,800,000	2,741,268
2.625% 8/1/32	SGD	31,700,000	22,395,723
2.75% 4/1/42	SGD	49,317,000	34,405,518
2.875% 9/1/27	SGD	36,200,000	26,394,499
2.875% 8/1/28	SGD	22,500,000	16,380,531
2.875% 7/1/29	SGD	3,553,000	2,577,497
3% 8/1/72(Reg. S)	SGD	7,500,000	5,448,009
3.375% 9/1/33	SGD	23,600,000	17,635,605
3.375% 5/1/34	SGD	12,200,000	9,113,562
3.5% 3/1/27	SGD	18,124,000	13,432,611
TOTAL SINGAPORE			278,172,430
Slovakia - 1.5%
Slovakia Republic:
0.125% 6/17/27 (Reg. S)	EUR	15,970,000	15,641,828
0.375% 4/21/36(Reg. S)	EUR	5,220,000	3,749,524
1% 6/12/28 (Reg. S)	EUR	13,930,000	13,738,741
1% 10/9/30 (Reg. S)	EUR	14,233,000	13,186,192
1% 5/14/32 (Reg. S)	EUR	18,381,000	16,347,961
1% 10/13/51 (Reg. S)	EUR	920,000	532,767
1.375% 1/21/27	EUR	3,150,000	3,216,853
1.875% 3/9/37 (Reg. S)	EUR	4,837,000	4,149,704
2% 10/17/47 (Reg. S)	EUR	18,134,000	13,582,773
2.25% 6/12/68 (Reg. S)	EUR	1,282,000	904,985
3.625% 1/16/29 (Reg. S)	EUR	14,171,000	15,536,873
3.625% 6/8/33(Reg. S)	EUR	24,500,000	26,403,904
3.75% 3/6/34(Reg. S)	EUR	26,800,000	28,833,128
3.875% 2/8/33 (Reg. S)	EUR	3,054,000	3,336,447
TOTAL SLOVAKIA			159,161,680
Slovenia - 0.8%
Republic of Slovenia:
0.125% 7/1/31(Reg. S)	EUR	5,960,000	5,183,730
0.4875% 10/20/50 (Reg. S)	EUR	6,065,000	3,039,627
0.6875% 3/3/81(Reg. S)	EUR	4,248,000	1,779,405
0.875% 7/15/30 (Reg. S)	EUR	14,118,000	13,328,785
1% 3/6/28(Reg. S)	EUR	9,000,000	8,996,358
1.1875% 3/14/29 (Reg. S)	EUR	4,421,000	4,369,023
1.5% 3/25/35 (Reg. S)	EUR	6,884,000	6,122,334
1.75% 11/3/40 (Reg. S)	EUR	8,240,000	6,865,163
2.125% 7/28/25 (Reg. S)	EUR	261,000	275,750
2.25% 3/3/32 (Reg. S)	EUR	6,950,000	6,967,674
3% 3/10/34(Reg. S)	EUR	2,300,000	2,392,085
3.125% 8/7/45 (Reg. S)	EUR	6,338,000	6,253,015
3.625% 3/11/33(Reg. S)	EUR	4,400,000	4,845,794
5.125% 3/30/26 (Reg. S)	EUR	12,292,000	13,582,440
TOTAL SLOVENIA			84,001,183
Spain - 4.7%
Spanish Kingdom:
0% 5/31/25	EUR	39,010,000	40,475,964
0% 1/31/26	EUR	32,671,000	33,292,775
0% 1/31/27	EUR	31,580,000	31,256,763
0% 1/31/28	EUR	25,308,000	24,346,407
0.5% 10/31/31 (Reg. S) (b)	EUR	7,736,000	6,865,686
0.6% 10/31/29 (Reg. S) (b)	EUR	19,277,000	18,188,809
0.7% 4/30/32 (Reg. S) (b)	EUR	22,230,000	19,755,135
0.8% 7/30/27 (Reg. S) (b)	EUR	23,656,000	23,679,120
0.8% 7/30/29	EUR	24,230,000	23,232,817
0.85% 7/30/37 (Reg. S) (b)	EUR	23,974,000	18,380,084
1% 7/30/42(Reg. S) (b)	EUR	11,860,000	8,131,733
1% 10/31/50 (Reg. S) (b)	EUR	15,809,000	8,992,579
1.2% 10/31/40 (Reg. S) (b)	EUR	600,000	443,566
1.25% 10/31/30 (Reg. S) (b)	EUR	8,115,000	7,777,969
1.4% 4/30/28 (Reg. S) (b)	EUR	14,259,000	14,387,573
1.45% 4/30/29 (Reg. S) (b)	EUR	8,730,000	8,698,208
1.45% 10/31/71 (Reg. S) (b)	EUR	13,559,000	6,903,579
1.9% 10/31/52 (Reg. S) (b)	EUR	12,800,000	8,993,924
1.95% 4/30/26 (Reg. S) (b)	EUR	11,790,000	12,359,349
2.55% 10/31/32(Reg. S) (b)	EUR	39,300,000	39,999,659
2.7% 10/31/48 (b)	EUR	3,843,000	3,355,107
2.8% 5/31/26	EUR	9,300,000	9,893,104
2.9% 10/31/46(Reg. S) (b)	EUR	720,000	661,406
3.15% 4/30/33 (Reg. S) (b)	EUR	7,100,000	7,526,768
3.25% 4/30/34(Reg. S) (b)	EUR	6,600,000	6,998,308
3.45% 7/30/43(Reg. S) (b)	EUR	25,000,000	25,322,238
3.5% 5/31/29(Reg. S)	EUR	16,200,000	17,697,766
3.55% 10/31/33(Reg. S) (b)	EUR	27,400,000	29,843,172
4.2% 1/31/37 (b)	EUR	6,230,000	7,112,170
5.15% 10/31/44 (b)	EUR	14,225,000	18,014,014
5.75% 7/30/32	EUR	6,620,000	8,359,378
6% 1/31/29	EUR	6,030,000	7,274,033
TOTAL SPAIN			498,219,163
Sweden - 1.3%
Sweden Kingdom:
0.125% 5/12/31 (Reg. S)	SEK	176,865,000	14,551,193
0.5% 11/24/45	SEK	48,860,000	3,231,472
0.75% 5/12/28	SEK	111,760,000	9,973,729
0.75% 11/12/29	SEK	246,520,000	21,753,954
1% 11/12/26 (Reg. S)	SEK	276,075,000	25,212,584
1.375% 6/23/71	SEK	34,910,000	2,253,950
1.75% 11/11/33(Reg. S)	SEK	156,700,000	14,216,544
2.25% 6/1/32	SEK	87,865,000	8,329,054
2.25% 5/11/35 (Reg. S)	SEK	38,000,000	3,588,793
2.5% 5/12/25	SEK	138,635,000	13,007,544
3.5% 3/30/39	SEK	171,525,000	18,545,868
TOTAL SWEDEN			134,664,685
Switzerland - 2.3%
Switzerland Confederation:
0% 6/22/29 (Reg. S)	CHF	13,100,000	14,125,662
0% 6/26/34 (Reg. S)	CHF	13,300,000	13,993,607
0% 7/24/39 (Reg. S)	CHF	2,070,000	2,116,434
0.25% 6/23/35(Reg. S)	CHF	7,110,000	7,655,202
0.5% 6/27/32	CHF	20,900,000	23,127,736
0.5% 6/28/45	CHF	436,000	476,651
0.5% 5/24/55(Reg. S)	CHF	16,300,000	17,918,715
0.5% 5/30/58 (Reg. S)	CHF	3,907,000	4,335,246
1.25% 5/28/26	CHF	5,574,000	6,259,048
1.25% 6/27/37 (Reg. S)	CHF	6,501,000	7,874,542
1.25% 6/28/43(Reg. S)	CHF	13,000,000	16,163,582
1.5% 4/30/42	CHF	14,124,000	18,178,293
2% 6/25/64 (Reg. S)	CHF	2,342,000	4,062,007
2.5% 3/8/36 (Reg. S)	CHF	3,128,000	4,254,682
3.5% 4/8/33	CHF	26,804,000	37,330,071
4% 4/8/28	CHF	25,010,000	31,270,781
4% 1/6/49 (Reg. S)	CHF	19,826,000	39,335,781
TOTAL SWITZERLAND			248,478,040
United Kingdom - 4.0%
United Kingdom, Great Britain and Northern Ireland:
0.125% 1/31/28 (Reg. S)	GBP	2,396,000	2,633,224
0.25% 7/31/31 (Reg. S)	GBP	12,200,000	11,863,003
0.375% 10/22/26 (Reg. S)	GBP	21,340,000	24,686,827
0.375% 10/22/30 (Reg. S)	GBP	12,977,000	13,133,885
0.5% 1/31/29(Reg. S)	GBP	24,400,000	26,319,990
0.625% 6/7/25	GBP	20,080,000	24,449,536
0.625% 7/31/35 (Reg. S)	GBP	155,000	133,765
0.875% 1/31/46 (Reg. S)	GBP	5,392,000	3,361,057
1.125% 10/22/73(Reg. S)	GBP	16,400,000	7,474,524
1.25% 7/22/27	GBP	18,140,000	21,049,877
1.25% 10/22/41 (Reg. S)	GBP	54,457,000	41,998,731
1.25% 7/31/51(Reg. S)	GBP	67,940,000	41,490,055
1.5% 7/22/26(Reg. S)	GBP	6,200,000	7,413,408
1.625% 10/22/28	GBP	3,570,000	4,091,789
1.625% 10/22/71 (Reg. S)	GBP	19,072,000	10,930,982
3.25% 1/31/33(Reg. S)	GBP	23,900,000	28,313,287
3.25% 1/22/44	GBP	5,500,000	5,737,244
3.5% 10/22/25(Reg. S)	GBP	15,700,000	19,528,630
3.5% 7/22/68	GBP	1,510,000	1,543,263
3.75% 10/22/53(Reg. S)	GBP	20,800,000	22,488,642
4% 10/22/63(Reg. S)	GBP	2,900,000	3,275,839
4.25% 6/7/32	GBP	10,600,000	13,579,013
4.25% 3/7/36 (Reg. S)	GBP	2,199,000	2,772,224
4.25% 12/7/49 (Reg. S)	GBP	15,124,000	17,976,889
4.5% 6/7/28(Reg. S)	GBP	8,500,000	10,867,281
4.5% 9/7/34	GBP	2,430,000	3,144,303
4.5% 12/7/42	GBP	6,500,000	8,138,592
4.625% 1/31/34(Reg. S)	GBP	4,000,000	5,231,427
4.75% 12/7/30	GBP	22,792,000	30,000,556
United Kingdom, Great Britain and Northern Ireland Treasury GILT 2.5% 7/22/65 (Reg. S)	GBP	4,840,000	3,829,409
TOTAL UNITED KINGDOM			417,457,252
TOTAL GOVERNMENT OBLIGATIONS (Cost $12,005,371,629)			10,374,010,784

Money Market Funds - 0.9%
	Shares	Value ($)
Fidelity Cash Central Fund 5.38% (e) (Cost $93,943,717)	93,924,932	93,943,717

TOTAL INVESTMENT IN SECURITIES - 99.3% (Cost $12,099,315,346)	10,467,954,501
NET OTHER ASSETS (LIABILITIES) - 0.7%	75,780,301
NET ASSETS - 100.0%	10,543,734,802

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Bond Index Contracts
Eurex Euro-Bobl Contracts (Germany)	265	Sep 2024	33,045,876	305,609	305,609
ICE Long Gilt Contracts (United Kingdom)	537	Sep 2024	66,232,633	269,031	269,031

TOTAL FUTURES CONTRACTS					574,640
The notional amount of futures purchased as a percentage of Net Assets is 0.9%

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

AUD	755,747,381	USD	503,705,630	Bank of America, N.A.	7/02/24	453,450
AUD	11,404,365	USD	7,601,808	Citibank, N. A.	7/02/24	6,044
CAD	613,392,952	USD	448,190,086	Royal Bank of Canada	7/02/24	180,187
CHF	32,263	USD	35,874	Canadian Imperial Bk. of Comm.	7/02/24	36
CHF	8,493,000	USD	9,555,371	JPMorgan Chase Bank, N.A.	7/02/24	(102,424)
CHF	210,662,075	USD	234,904,187	State Street Bank and Trust Co	7/02/24	(431,401)
DKK	1,155,549,000	USD	166,027,155	Bank of America, N.A.	7/02/24	(92,980)
DKK	34,754,000	USD	4,991,495	JPMorgan Chase Bank, N.A.	7/02/24	(901)
EUR	43,591,000	USD	46,660,678	BNP Paribas S.A.	7/02/24	23,103
EUR	15,439,000	USD	16,581,396	BNP Paribas S.A.	7/02/24	(46,999)
EUR	5,233,563,000	USD	5,612,472,961	Bank of America, N.A.	7/02/24	(7,588,675)
EUR	21,440,000	USD	23,297,562	Brown Brothers Harriman & Co	7/02/24	(336,394)
EUR	7,024,000	USD	7,550,561	Brown Brothers Harriman & Co	7/02/24	(28,208)
GBP	19,833,000	USD	25,164,467	Royal Bank of Canada	7/02/24	(93,572)
GBP	330,305,000	USD	417,772,737	State Street Bank and Trust Co	7/02/24	(234,189)
HKD	170,325,889	USD	21,811,346	Brown Brothers Harriman & Co	7/02/24	0
JPY	1,192,750,000	USD	7,595,381	Bank of America, N.A.	7/02/24	(181,930)
JPY	628,950,000	USD	4,079,349	Brown Brothers Harriman & Co	7/02/24	(170,157)
JPY	15,378,925,084	USD	95,790,200	JPMorgan Chase Bank, N.A.	7/02/24	(203,619)
JPY	1,671,100,000	USD	10,615,355	JPMorgan Chase Bank, N.A.	7/02/24	(228,756)
JPY	321,655,404,233	USD	2,002,087,665	Royal Bank of Canada	7/02/24	(2,862,081)
NOK	1,122,483,835	USD	105,390,616	HSBC Bank	7/02/24	(259,602)
NZD	339,500,000	USD	206,959,200	HSBC Bank	7/02/24	(169,750)
SEK	1,367,212,921	USD	129,011,561	Citibank, N. A.	7/02/24	(17,041)
SGD	7,984,000	USD	5,909,172	BNP Paribas S.A.	7/02/24	(21,266)
SGD	376,628,549	USD	277,497,955	State Street Bank and Trust Co	7/02/24	251,713
USD	502,744,148	AUD	756,763,000	JPMorgan Chase Bank, N.A.	7/02/24	(2,092,451)
USD	435,940,663	CAD	596,039,000	Royal Bank of Canada	7/02/24	255,564
USD	9,060,190	CAD	12,347,000	Royal Bank of Canada	7/02/24	34,935
USD	6,501,539	CAD	8,940,000	Royal Bank of Canada	7/02/24	(33,310)
USD	234,317,345	CHF	211,272,000	Citibank, N. A.	7/02/24	(834,305)
USD	9,046,433	CHF	8,138,000	JPMorgan Chase Bank, N.A.	7/02/24	(11,389)
USD	173,184,733	DKK	1,190,303,000	HSBC Bank	7/02/24	2,259,964
USD	49,845,450	EUR	45,884,000	Bank of America, N.A.	7/02/24	705,980
USD	16,338,945	EUR	15,000,000	Royal Bank of Canada	7/02/24	274,695
USD	5,664,199,231	EUR	5,221,052,000	State Street Bank and Trust Co	7/02/24	72,713,600
USD	444,848,353	GBP	349,265,000	Bank of America, N.A.	7/02/24	3,342,469
USD	300,665	GBP	236,000	HSBC Bank	7/02/24	2,337
USD	1,242,752	GBP	975,000	Royal Bank of Canada	7/02/24	10,254
USD	53,154	HKD	415,110	Bank of America, N.A.	7/02/24	(4)
USD	21,858,172	HKD	170,741,000	Brown Brothers Harriman & Co	7/02/24	(6,332)
USD	43,103,498	JPY	6,747,650,000	Brown Brothers Harriman & Co	7/02/24	1,163,974
USD	2,039,826,770	JPY	318,403,700,000	Royal Bank of Canada	7/02/24	60,811,916
USD	106,639,262	NOK	1,122,487,000	Bank of America, N.A.	7/02/24	1,507,951
USD	207,974,984	NZD	339,500,000	Bank of America, N.A.	7/02/24	1,185,534
USD	129,133,768	SEK	1,367,699,000	State Street Bank and Trust Co	7/02/24	93,387
USD	16,252,302	SGD	21,931,000	BNP Paribas S.A.	7/02/24	78,999
USD	269,274,928	SGD	363,058,000	State Street Bank and Trust Co	7/02/24	1,533,040
USD	506,162,960	AUD	758,774,000	Bank of America, N.A.	8/02/24	(456,126)
USD	8,170,892	AUD	12,248,000	Citibank, N. A.	8/02/24	(6,867)
USD	449,333,677	CAD	614,533,000	Royal Bank of Canada	8/02/24	(199,709)
USD	7,512,244	CHF	6,731,000	Canadian Imperial Bk. of Comm.	8/02/24	(8,458)
USD	235,446,200	CHF	210,366,000	State Street Bank and Trust Co	8/02/24	399,399
USD	166,610,006	DKK	1,157,573,000	Bank of America, N.A.	8/02/24	80,794
USD	72,916,131	EUR	68,021,000	BNP Paribas S.A.	8/02/24	(40,978)
USD	5,632,880,463	EUR	5,244,963,000	Bank of America, N.A.	8/02/24	7,303,982
USD	419,455,663	GBP	331,580,000	State Street Bank and Trust Co	8/02/24	225,255
USD	163,534	HKD	1,276,000	Bank of America, N.A.	8/02/24	(29)
USD	22,048,111	HKD	172,009,000	Brown Brothers Harriman & Co	8/02/24	(698)
USD	94,866,463	JPY	15,158,900,000	JPMorgan Chase Bank, N.A.	8/02/24	187,188
USD	2,011,027,605	JPY	321,579,000,000	Royal Bank of Canada	8/02/24	2,513,345
USD	106,372,055	NOK	1,132,038,000	HSBC Bank	8/02/24	258,567
USD	208,987,911	NZD	342,833,000	HSBC Bank	8/02/24	166,274
USD	130,616,442	SEK	1,382,144,000	Citibank, N. A.	8/02/24	5,022
USD	277,640,001	SGD	376,273,000	State Street Bank and Trust Co	8/02/24	(271,439)

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						140,996,918
Unrealized Appreciation						158,028,958
Unrealized Depreciation						(17,032,040)

For the period, the average contract value for forward foreign currency contracts was $30,691,229,104. Contract value represents contract amount in United States dollars plus or minus unrealized appreciation or depreciation, respectively.

Currency Abbreviations
AUD	-	Australian dollar
CAD	-	Canadian dollar
CHF	-	Swiss franc
DKK	-	Danish krone
EUR	-	European Monetary Unit
GBP	-	British pound sterling
HKD	-	Hong Kong dollar
JPY	-	Japanese yen
NOK	-	Norwegian krone
NZD	-	New Zealand dollar
SEK	-	Swedish krona
SGD	-	Singapore dollar
USD	-	U.S. dollar

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,647,493,265 or 34.6% of net assets.

(c)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,215,379.
(d)	Security or a portion of the security has been segregated as collateral for open forward foreign currency contracts. At period end, the value of securities pledged amounted to $2,123,929.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.38%	149,869,926	1,282,084,599	1,338,031,123	2,023,576	20,315	-	93,943,717	0.2%
Total	149,869,926	1,282,084,599	1,338,031,123	2,023,576	20,315	-	93,943,717

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of June 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Government Obligations	10,374,010,784	-	10,374,010,784	-

Money Market Funds	93,943,717	93,943,717	-	-
Total Investments in Securities:	10,467,954,501	93,943,717	10,374,010,784	-
Derivative Instruments: Assets
Futures Contracts	574,640	574,640	-	-
Forward Foreign Currency Contracts	158,028,958	-	158,028,958	-
Total Assets	158,603,598	574,640	158,028,958	-
Liabilities
Forward Foreign Currency Contracts	(17,032,040)	-	(17,032,040)	-
Total Liabilities	(17,032,040)	-	(17,032,040)	-
Total Derivative Instruments:	141,571,558	574,640	140,996,918	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Foreign Exchange Risk
Forward Foreign Currency Contracts (a)	158,028,958	(17,032,040)
Total Foreign Exchange Risk	158,028,958	(17,032,040)
Interest Rate Risk
Futures Contracts (b)	574,640	0
Total Interest Rate Risk	574,640	0
Total Value of Derivatives	158,603,598	(17,032,040)

(a)Gross value is presented in the Statement of Assets and Liabilities in the unrealized appreciation/depreciation on forward foreign currency contracts line-items.
(b)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
The following table is a summary of the Fund's derivatives inclusive of potential netting arrangements.

Counterparty	Value of Derivative Assets ($)	Value of Derivative Liabilities ($)	Collateral Received(a) ($)	Collateral Pledged(a) ($)	Net(b) ($)
Bank of America, N.A.	14,580,160	(8,319,744)	(6,260,416)	-	-
BNP Paribas S.A.	102,102	(109,243)	-	-	(7,141)
Brown Brothers Harriman & Co	1,163,974	(541,789)	(350,000)	-	272,185
Canadian Imperial Bk. of Comm.	36	(8,458)	-	-	(8,422)
Citibank, N.A.	11,066	(858,213)	-	847,147	-
HSBC Bank	2,687,142	(429,352)	(2,257,790)	-	-
JPMorgan Chase Bank, N.A.	187,188	(2,639,540)	-	759,982	(1,692,370)
Royal Bank of Canada	64,080,896	(3,188,672)	(59,560,342)	-	1,331,882
State Street Bank and Trust Co	75,216,394	(937,029)	(74,279,365)	-	-
Total	$158,028,958	$(17,032,040)	$(142,707,913)	$1,607,129	$(103,866)

(a) Reflects collateral received from or pledged to an individual counterparty, excluding any excess or initial collateral amounts.
(b) Net represents the receivable / (payable) that would be due from / (to) the counterparty in an event of default. Netting may be allowed across transactions traded under the same legal agreement with the same legal entity. Please refer to Derivative Instruments - Risk Exposures and the Use of Derivative Instruments section in the accompanying Notes to Financial Statements.
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		June 30, 2024 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $12,005,371,629)	$10,374,010,784
Fidelity Central Funds (cost $93,943,717)	93,943,717

Total Investment in Securities (cost $12,099,315,346)		$10,467,954,501
Foreign currency held at value (cost $13,012,041)		13,003,651
Receivable for investments sold		152,618,494
Unrealized appreciation on forward foreign currency contracts		158,028,958
Receivable for fund shares sold		162,468,081
Interest receivable		61,059,823
Distributions receivable from Fidelity Central Funds		366,770
Receivable from investment adviser for expense reductions		31,598
Total assets		11,015,531,876
Liabilities
Payable for investments purchased	$453,536,006
Unrealized depreciation on forward foreign currency contracts	17,032,040
Payable for fund shares redeemed	545,764
Payable for daily variation margin on futures contracts	302,747
Other payables and accrued expenses	380,517
Total liabilities		471,797,074
Net Assets		$10,543,734,802
Net Assets consist of:
Paid in capital		$11,594,106,345
Total accumulated earnings (loss)		(1,050,371,543)
Net Assets		$10,543,734,802
Net Asset Value, offering price and redemption price per share ($10,543,734,802 ÷ 1,233,293,282 shares)		$8.55
Statement of Operations
		Six months ended June 30, 2024 (Unaudited)
Investment Income
Interest		$84,844,010
Income from Fidelity Central Funds		2,023,576
Income before foreign taxes withheld		$86,867,586
Less foreign taxes withheld		(1,414,713)
Total income		85,452,873
Expenses
Custodian fees and expenses	$328,233
Independent trustees' fees and expenses	13,406
Miscellaneous	3
Total expenses before reductions	341,642
Expense reductions	(176,279)
Total expenses after reductions		165,363
Net Investment income (loss)		85,287,510
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(103,724,008)
Fidelity Central Funds	20,315
Forward foreign currency contracts	230,872,363
Foreign currency transactions	(5,207,225)
Futures contracts	(1,003,047)
Total net realized gain (loss)		120,958,398
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(690,676,534)
Forward foreign currency contracts	391,514,412
Assets and liabilities in foreign currencies	(2,065,464)
Futures contracts	(3,761,559)
Total change in net unrealized appreciation (depreciation)		(304,989,145)
Net gain (loss)		(184,030,747)
Net increase (decrease) in net assets resulting from operations		$(98,743,237)
Statement of Changes in Net Assets

	Six months ended June 30, 2024 (Unaudited)	Year ended December 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$85,287,510	$126,503,811
Net realized gain (loss)	120,958,398	(170,330,567)
Change in net unrealized appreciation (depreciation)	(304,989,145)	742,180,947
Net increase (decrease) in net assets resulting from operations	(98,743,237)	698,354,191
Distributions to shareholders	(121,427,736)	(360,586,125)

Share transactions
Proceeds from sales of shares	1,469,488,599	1,868,490,454
Reinvestment of distributions	121,427,736	360,586,125
Cost of shares redeemed	(655,551,059)	(1,072,708,577)

Net increase (decrease) in net assets resulting from share transactions	935,365,276	1,156,368,002
Total increase (decrease) in net assets	715,194,303	1,494,136,068

Net Assets
Beginning of period	9,828,540,499	8,334,404,431
End of period	$10,543,734,802	$9,828,540,499

Other Information
Shares
Sold	168,423,593	218,251,463
Issued in reinvestment of distributions	14,168,931	41,654,654
Redeemed	(74,167,070)	(126,164,722)
Net increase (decrease)	108,425,454	133,741,395

Financial Highlights
Fidelity® Series International Developed Markets Bond Index Fund

	Six months ended (Unaudited) June 30, 2024	Years ended December 31, 2023	2022	2021 A
Selected Per-Share Data
Net asset value, beginning of period	$8.74	$8.41	$9.83	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.072	.118	.066	.007
Net realized and unrealized gain (loss)	(.160)	.547	(1.420)	(.169)
Total from investment operations	(.088)	.665	(1.354)	(.162)
Distributions from net investment income	(.102)	(.335)	(.066)	(.008)
Total distributions	(.102)	(.335)	(.066)	(.008)
Net asset value, end of period	$8.55	$8.74	$8.41	$9.83
Total Return D,E	(1.01) %	7.99%	(13.79)%	(1.62)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.01% H,I	.01%	.01%	.01% H
Expenses net of fee waivers, if any J	- % H,I	-%	-%	-% H
Expenses net of all reductions J	-% H,I	-%	-%	-% H
Net investment income (loss)	1.69% H,I	1.38%	.74%	.21% H
Supplemental Data
Net assets, end of period (000 omitted)	$10,543,735	$9,828,540	$8,334,404	$4,701,543
Portfolio turnover rate K	17 % H	18%	22%	2% L

AFor the period August 31, 2021 (commencement of operations) through December 31, 2021.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IProxy expenses are not annualized.
JAmount represents less than .005%.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
LAmount not annualized.
Notes to Financial Statements
 (Unaudited)
For the period ended June 30, 2024

1. Organization.
Fidelity Series International Developed Markets Bond Index Fund (the Fund) is a non-diversified fund of Fidelity School Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds, Fidelity managed 529 plans, and Fidelity managed collective investment trusts. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The U.S. dollar value of forward foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2024 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, realized changes in the value of foreign currency between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in interest receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, market discount, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$238,464,497
Gross unrealized depreciation	(1,686,651,653)
Net unrealized appreciation (depreciation)	$(1,448,187,156)
Tax cost	$12,057,713,215

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(82,017,952)
Long-term	(99,505,648)
Total capital loss carryforward	$(181,523,600)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as forward foreign currency contracts, a fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives a fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, a fund receives collateral in the form of cash or securities once net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the custodian bank in accordance with the collateral agreements entered into between a fund, the counterparty and the custodian bank. A fund could experience delays and costs in gaining access to the collateral even though it is held by the custodian bank. The maximum risk of loss to a fund from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to a fund. A fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss) ($)	Change in Net Unrealized Appreciation (Depreciation)($)
Fidelity Series International Developed Markets Bond Index Fund
Foreign Exchange Risk
Forward Foreign Currency Contracts	230,872,363	391,514,412
Total Foreign Exchange Risk	230,872,363	391,514,412
Interest Rate Risk
Futures Contracts	(1,003,047)	(3,761,559)
Total Interest Rate Risk	(1,003,047)	(3,761,559)
Totals	229,869,316	387,752,853

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Schedule of Investments.

Forward Foreign Currency Contracts. Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Forward foreign currency contracts were used to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Forward foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When the contract is closed, a gain or loss is realized equal to the difference between the closing value and the value at the time it was opened. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on forward foreign currency contracts during the period is presented in the Statement of Operations.

Any open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end, and is representative of volume of activity during the period unless an average contract value is presented.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Series International Developed Markets Bond Index Fund	2,307,536,452	866,698,405
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

Sub-Advisory Arrangements. Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.
8. Expense Reductions.
The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .003% of average net assets. This reimbursement will remain in place through April 30, 2027. Some expenses, for example the compensation of the independent Trustees, and certain other expenses such as interest expense, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $176,279.
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
Board Approval of Investment Advisory Contracts
Fidelity Series International Developed Markets Bond Index Fund
At its January 2024 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), approved amended and restated sub-advisory agreements (the Sub-Advisory Contracts) for the fund, including the fund's sub-advisory agreements with FMR Investment Management (UK) Limited (FMR UK), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity Management & Research (Japan) Limited (FMR Japan). The Sub-Advisory Contracts will be effective March 1, 2024. The Board will consider the annual renewal of the fund's Sub-Advisory Contracts in September 2024, following its review of additional materials provided by FMR.
The Board considered the Sub-Advisory Contracts, which changed the arrangements for fees paid by FMR to the sub-advisers under the agreements. The Board noted that the agreements with FMR UK, FMR H.K., and FMR Japan were amended to provide that FMR will compensate each sub-adviser at a fee equal to 110% of the sub-adviser's costs incurred in providing services under the agreement. The Board considered that, under the Sub-Advisory Contracts, FMR, and not the fund, will continue to pay the sub-advisory fees to each applicable sub-adviser, and that the management fee paid by the fund under the management contract with FMR will remain unchanged.
The Board considered that the approval of the fund's Sub-Advisory Contracts will not result in any changes in the investment process or strategies employed in the management of the fund's assets or the day-to-day management of the fund or the persons primarily responsible for such management. Further, the Board considered that the Sub-Advisory Contracts would not change the obligations and services of FMR and its affiliates on behalf of the fund, and, in particular, there would be no change in the nature and level of services provided to the fund by FMR and its affiliates.
In connection with its consideration of future renewals of the fund's advisory contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the fund's management fee structure is fair and reasonable, and that the fund's Sub-Advisory Contracts should be approved.

1.9901933.102
IDM-SANN-0824
Fidelity® Global Credit Fund

Semi-Annual Report
June 30, 2024
Includes Fidelity and Fidelity Advisor share classes
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Global Credit Fund
Schedule of Investments June 30, 2024 (Unaudited)
Showing Percentage of Net Assets
Nonconvertible Bonds - 66.0%
		Principal Amount (a)	Value ($)
Australia - 2.1%
Leighton Finance U.S.A. Pty Ltd. 1.5% 5/28/29 (Reg. S)	EUR	236,000	220,183
QBE Insurance Group Ltd.:
2.5% 9/13/38 (Reg. S) (b)	GBP	150,000	163,317
6.75% 12/2/44 (Reg. S) (b)		677,000	676,154
TOTAL AUSTRALIA			1,059,654
Belgium - 0.4%
KBC Group NV 6.324% 9/21/34 (b)(c)		200,000	207,596
Canada - 0.1%
Alimentation Couche-Tard, Inc. 2.95% 1/25/30 (c)		54,000	48,290
Denmark - 1.4%
Danske Bank A/S:
2.25% 1/14/28 (Reg. S) (b)	GBP	340,000	396,798
4.75% 6/21/30 (Reg. S) (b)	EUR	140,000	156,036
Jyske Bank A/S 5% 10/26/28 (b)	EUR	125,000	137,962
TOTAL DENMARK			690,796
Finland - 0.4%
Nordea Bank Abp 4.125% 5/5/28 (Reg. S)	EUR	200,000	218,221
France - 4.7%
BNP Paribas SA:
2.159% 9/15/29 (b)(c)		243,000	212,070
2.5% 3/31/32 (Reg. S) (b)	EUR	400,000	407,091
BPCE SA 5.716% 1/18/30 (b)(c)		250,000	249,475
Electricite de France SA:
4.75% 10/12/34 (Reg. S)	EUR	100,000	112,385
5.5% 1/25/35 (Reg. S)	GBP	200,000	243,259
Engie SA:
3.875% 3/6/36 (Reg. S)	EUR	200,000	211,773
4.25% 9/6/34 (Reg. S)	EUR	100,000	109,269
Holding d'Infrastructures et des Metiers de l'Environnement 0.625% 9/16/28 (Reg. S)	EUR	200,000	181,872
RCI Banque SA 5.5% 10/9/34 (Reg. S) (b)(d)	EUR	100,000	106,834
Societe Generale:
4.75% 11/24/25 (c)		200,000	196,014
6.691% 1/10/34 (b)(c)		200,000	206,242
Technip Energies NV 1.125% 5/28/28	EUR	100,000	96,788
TOTAL FRANCE			2,333,072
Germany - 8.0%
ACCENTRO Real Estate AG 5.625% 2/13/26 (Reg. S)	EUR	315,000	134,940
AGPS BondCo PLC:
4.625% 1/14/26 (Reg. S) (b)	EUR	1,300,000	452,476
5% 4/27/27 (Reg. S) (b)	EUR	100,000	34,592
Bayer AG 4.625% 5/26/33 (Reg. S)	EUR	150,000	164,935
Bayer U.S. Finance LLC:
6.375% 11/21/30 (c)		200,000	204,954
6.5% 11/21/33 (c)		200,000	204,601
Commerzbank AG 8.625% 2/28/33 (Reg. S) (b)	GBP	100,000	133,957
Deutsche Bank AG:
3.25% 5/24/28 (Reg. S) (b)	EUR	100,000	105,066
4% 6/24/32 (Reg. S) (b)	EUR	300,000	313,322
6.125% 12/12/30 (Reg. S) (b)	GBP	200,000	255,802
E.ON SE 3.375% 1/15/31 (Reg. S)	EUR	50,000	53,005
EnBW Energie Baden-Wuerttemberg AG 1.375% 8/31/81 (Reg. S) (b)	EUR	300,000	280,956
KfW 2.875% 6/7/33 (Reg. S)	EUR	600,000	640,964
Robert Bosch GmbH 4.375% 6/2/43 (Reg. S)	EUR	100,000	109,103
RWE Finance U.S. LLC 5.875% 4/16/34 (c)		202,000	202,226
Schaeffler AG 4.75% 8/14/29 (Reg. S)	EUR	200,000	215,582
Sirius Real Estate Ltd. 1.125% 6/22/26 (Reg. S)	EUR	200,000	200,713
ZF Europe Finance BV 2% 2/23/26 (Reg. S)	EUR	100,000	102,850
ZF Finance GmbH 2% 5/6/27 (Reg. S)	EUR	200,000	199,861
TOTAL GERMANY			4,009,905
Hong Kong - 1.7%
AIA Group Ltd. 0.88% 9/9/33 (Reg. S) (b)	EUR	200,000	185,332
Prudential Funding Asia PLC 2.95% 11/3/33 (Reg. S) (b)		742,000	658,210
TOTAL HONG KONG			843,542
Ireland - 2.8%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust 3.3% 1/30/32		150,000	128,882
AIB Group PLC:
2.25% 4/4/28 (Reg. S) (b)	EUR	503,000	516,504
5.25% 10/23/31 (Reg. S) (b)	EUR	320,000	366,208
Avolon Holdings Funding Ltd.:
4.25% 4/15/26 (c)		379,000	368,118
4.375% 5/1/26 (c)		26,000	25,291
TOTAL IRELAND			1,405,003
Luxembourg - 2.0%
Blackstone Property Partners Europe LP:
1% 5/4/28 (Reg. S)	EUR	486,000	458,177
1.75% 3/12/29 (Reg. S)	EUR	278,000	262,483
2.625% 10/20/28 (Reg. S)	GBP	150,000	165,247
Prologis International Funding II SA 4.375% 7/1/36 (Reg. S) (d)	EUR	100,000	106,763
TOTAL LUXEMBOURG			992,670
Mexico - 0.7%
Petroleos Mexicanos 5.95% 1/28/31		405,000	325,519
Netherlands - 1.6%
ABN AMRO Bank NV 3.875% 1/15/32 (Reg. S)	EUR	100,000	107,353
Cooperatieve Rabobank UA 4% 1/10/30 (Reg. S)	EUR	100,000	109,383
ING Groep NV:
4.5% 5/23/29 (Reg. S) (b)	EUR	100,000	109,690
4.75% 5/23/34 (Reg. S) (b)	EUR	300,000	339,960
Universal Music Group NV 4% 6/13/31 (Reg. S)	EUR	100,000	109,332
TOTAL NETHERLANDS			775,718
Norway - 0.2%
DNB Bank ASA 0.25% 2/23/29 (Reg. S) (b)	EUR	100,000	94,642
Poland - 0.7%
GTC Aurora Luxembourg SA 2.25% 6/23/26 (Reg. S)	EUR	382,000	353,260
Portugal - 0.5%
Banco Espirito Santo SA 4% (Reg. S) (e)(f)	EUR	200,000	59,973
Fidelidade-Companhia de Seguros SA 4.25% 9/4/31 (Reg. S) (b)	EUR	200,000	206,951
TOTAL PORTUGAL			266,924
Spain - 0.8%
Banco Bilbao Vizcaya Argentaria SA 6.033% 3/13/35 (b)		200,000	199,451
Werfenlife SA 4.625% 6/6/28 (Reg. S)	EUR	200,000	218,674
TOTAL SPAIN			418,125
Sweden - 0.7%
Heimstaden AB 4.375% 3/6/27 (Reg. S)	EUR	300,000	223,974
Samhallsbyggnadsbolaget I Norden AB 2.25% 8/12/27 (Reg. S)	EUR	150,000	113,574
TOTAL SWEDEN			337,548
Switzerland - 6.7%
Argentum Netherlands BV:
5.625% 8/15/52 (Reg. S) (b)		249,000	245,172
5.75% 8/15/50 (Reg. S) (b)		868,000	859,320
Cloverie PLC 4.5% 9/11/44 (Reg. S) (b)		1,004,000	996,540
UBS Group AG:
2.125% 11/15/29 (Reg. S) (b)	GBP	347,000	384,699
4.75% 3/17/32 (Reg. S) (b)	EUR	600,000	671,659
Zurich Finance (Ireland) DAC 3.5% 5/2/52 (Reg. S) (b)		250,000	207,550
TOTAL SWITZERLAND			3,364,940
United Kingdom - 11.7%
Admiral Group PLC 8.5% 1/6/34 (Reg. S)	GBP	100,000	140,074
Anglian Water (Osprey) Financing PLC 2% 7/31/28 (Reg. S)	GBP	175,000	179,021
Anglian Water Services Financing PLC 6.293% 7/30/30 (Reg. S)	GBP	25,000	32,770
Barclays PLC 8.407% 11/14/32 (Reg. S) (b)	GBP	150,000	199,853
BAT Capital Corp. 5.834% 2/20/31		45,000	45,634
BAT International Finance PLC 4.125% 4/12/32 (Reg. S)	EUR	150,000	157,591
Heathrow Funding Ltd. 6% 3/5/32 (Reg. S)	GBP	200,000	250,863
HSBC Holdings PLC:
4.787% 3/10/32 (Reg. S) (b)	EUR	180,000	201,907
4.856% 5/23/33 (Reg. S) (b)	EUR	200,000	225,846
6.8% 9/14/31 (b)	GBP	100,000	135,048
8.201% 11/16/34 (Reg. S) (b)	GBP	100,000	137,093
InterContinental Hotel Group PLC 3.375% 10/8/28 (Reg. S)	GBP	130,000	153,086
John Lewis PLC 6.125% 1/21/25	GBP	385,000	487,131
Lloyds Banking Group PLC:
1.985% 12/15/31 (b)	GBP	278,000	321,549
4.75% 9/21/31 (Reg. S) (b)	EUR	270,000	301,496
Mobico Group PLC 4.875% 9/26/31 (Reg. S)	EUR	150,000	152,433
NatWest Group PLC:
2.105% 11/28/31 (Reg. S) (b)	GBP	486,000	563,594
3.622% 8/14/30 (Reg. S) (b)	GBP	100,000	123,667
4.771% 2/16/29 (Reg. S) (b)	EUR	300,000	330,933
NGG Finance PLC 2.125% 9/5/82 (Reg. S) (b)	EUR	329,000	324,391
Southern Water Services Finance Ltd. 2.375% 5/28/28 (Reg. S)	GBP	170,000	184,182
SW Finance I PLC 7.375% 12/12/41 (Reg. S)	GBP	56,000	68,800
Tesco Corporate Treasury Services PLC 2.75% 4/27/30 (Reg. S)	GBP	100,000	112,177
The Berkeley Group PLC 2.5% 8/11/31 (Reg. S)	GBP	213,000	209,681
Travis Perkins PLC 3.75% 2/17/26 (Reg. S)	GBP	200,000	239,699
Vodafone Group PLC:
4.875% 10/3/78 (Reg. S) (b)	GBP	100,000	124,261
6.25% 10/3/78 (Reg. S) (b)		250,000	249,375
Whitbread PLC 2.375% 5/31/27 (Reg. S)	GBP	150,000	172,905
TOTAL UNITED KINGDOM			5,825,060
United States of America - 18.8%
Air Lease Corp. 3.125% 12/1/30		191,000	166,889
American Airlines, Inc. 3.75% 4/15/27		66,379	64,201
Ares Capital Corp.:
2.15% 7/15/26		208,000	192,234
3.25% 7/15/25		260,000	252,600
Blackstone Private Credit Fund 4.875% 4/14/26	GBP	208,000	254,980
Broadcom, Inc. 2.45% 2/15/31 (c)		190,000	160,001
Capital One Financial Corp.:
5.468% 2/1/29 (b)		44,000	43,797
5.817% 2/1/34 (b)		76,000	75,220
Carrier Global Corp. 4.5% 11/29/32	EUR	100,000	111,953
Centene Corp.:
4.25% 12/15/27		396,000	378,095
4.625% 12/15/29		281,000	265,777
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 4.2% 3/15/28		347,000	327,928
Cleco Corporate Holdings LLC 3.375% 9/15/29		695,000	608,528
Discover Financial Services 6.7% 11/29/32		15,000	15,652
Duke Energy Corp. 3.85% 6/15/34	EUR	207,000	214,361
Elanco Animal Health, Inc. 6.65% 8/28/28 (b)		243,000	246,322
Ford Motor Credit Co. LLC:
4.445% 2/14/30	EUR	125,000	134,754
6.86% 6/5/26	GBP	130,000	168,205
Hudson Pacific Properties LP 3.95% 11/1/27		486,000	406,410
Huntington Bancshares, Inc. 6.208% 8/21/29 (b)		150,000	153,155
JPMorgan Chase & Co. 3.761% 3/21/34 (Reg. S) (b)	EUR	100,000	106,453
Morgan Stanley:
3.955% 3/21/35 (Reg. S) (b)	EUR	100,000	106,430
4.656% 3/2/29 (b)	EUR	100,000	110,422
NextEra Energy Partners LP 4.25% 9/15/24 (c)		35,000	34,606
Omega Healthcare Investors, Inc. 4.75% 1/15/28		625,000	604,748
Puget Energy, Inc. 4.1% 6/15/30		521,000	479,334
Sabra Health Care LP 3.2% 12/1/31		94,000	78,139
Southern Co. 1.875% 9/15/81 (b)	EUR	364,000	347,029
The AES Corp. 2.45% 1/15/31		497,000	409,185
The Boeing Co.:
5.15% 5/1/30		313,000	300,570
6.298% 5/1/29 (c)		14,000	14,197
6.388% 5/1/31 (c)		11,000	11,199
6.528% 5/1/34 (c)		12,000	12,287
6.858% 5/1/54 (c)		17,000	17,445
7.008% 5/1/64 (c)		16,000	16,382
Time Warner Cable LLC 5.875% 11/15/40		278,000	241,212
Universal Health Services, Inc. 2.65% 10/15/30		695,000	593,354
Verizon Communications, Inc. 3.75% 2/28/36	EUR	100,000	105,769
Vontier Corp. 2.4% 4/1/28		695,000	616,048
Vornado Realty LP 3.4% 6/1/31		79,000	61,980
Warnermedia Holdings, Inc. 4.693% 5/17/33 (Reg. S)	EUR	175,000	186,396
Western Midstream Operating LP 4.05% 2/1/30		261,000	242,743
Zions Bancorp. NA 3.25% 10/29/29		500,000	417,912
TOTAL UNITED STATES OF AMERICA			9,354,902
TOTAL NONCONVERTIBLE BONDS (Cost $37,367,649)			32,925,387

U.S. Government and Government Agency Obligations - 12.6%
	Principal Amount (a)	Value ($)
U.S. Treasury Obligations - 12.6%
U.S. Treasury Bonds:
1.125% 8/15/40	1,800,000	1,096,025
3.625% 5/15/53	1,200,000	1,021,172
3.875% 5/15/43 (g)	1,070,000	965,358
6.25% 5/15/30	550,000	603,324
U.S. Treasury Notes:
3.75% 12/31/30	360,000	347,766
4.25% 6/30/31	400,000	398,188
4.5% 11/15/33	755,000	761,960
4.625% 4/30/29	740,000	748,498
4.625% 4/30/31	200,000	203,219
4.625% 5/31/31	150,000	152,438

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $6,491,679)		6,297,948

Foreign Government and Government Agency Obligations - 2.5%
		Principal Amount (a)	Value ($)
Canada - 0.1%
Canadian Government 2.75% 6/1/33	CAD	60,000	41,326
Germany - 2.2%
German Federal Republic:
1% 5/15/38(Reg. S)	EUR	310,000	269,217
2.4% 11/15/30(Reg. S)	EUR	40,000	42,724
2.5% 7/4/44	EUR	735,000	762,790
TOTAL GERMANY			1,074,731
Japan - 0.2%
Japan Government 0.8% 3/20/34	JPY	17,500,000	106,316
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,219,493)			1,222,373

Supranational Obligations - 1.2%
		Principal Amount (a)	Value ($)
European Investment Bank 3% 11/15/28 (Reg. S) (Cost $598,190)	EUR	550,000	591,039

Preferred Securities - 11.7%
		Principal Amount (a)	Value ($)
Australia - 0.4%
QBE Insurance Group Ltd. 5.25% (Reg. S) (b)(h)		200,000	197,286
Czech Republic - 0.7%
CPI Property Group SA 3.75% (Reg. S) (b)(h)	EUR	590,000	331,892
Finland - 0.4%
Citycon Oyj 7.875% (Reg. S) (b)(h)	EUR	243,000	203,123
Germany - 4.3%
Aroundtown Finance Sarl 7.875% (b)(h)		250,000	180,442
Aroundtown SA 3.375% (Reg. S) (b)(h)	EUR	1,100,000	773,282
Grand City Properties SA 1.5% (Reg. S) (b)(h)	EUR	1,000,000	686,106
Volkswagen International Finance NV 3.875% (Reg. S) (b)(h)	EUR	500,000	499,189
TOTAL GERMANY			2,139,019
Ireland - 1.0%
AerCap Holdings NV 5.875% 10/10/79 (b)		202,000	203,695
AIB Group PLC 6.25% (Reg. S) (b)(h)	EUR	250,000	267,957
TOTAL IRELAND			471,652
Sweden - 1.5%
Heimstaden Bostad AB:
3.248% (Reg. S) (b)(h)	EUR	625,000	509,822
3.625% (Reg. S) (b)(h)	EUR	150,000	109,138
Samhallsbyggnadsbolaget I Norden AB 2.624% (Reg. S) (b)(h)	EUR	313,000	119,952
TOTAL SWEDEN			738,912
Switzerland - 0.7%
Credit Suisse Group AG Claim (e)(h)(i)		1,389,000	152,790
UBS Group AG 7% (Reg. S) (b)(h)		200,000	204,801
TOTAL SWITZERLAND			357,591
United Kingdom - 2.7%
Barclays PLC:
7.125% (b)(h)	GBP	200,000	251,297
8.875% (b)(h)	GBP	200,000	259,683
British American Tobacco PLC 3% (Reg. S) (b)(h)	EUR	388,000	397,960
Mobico Group PLC 4.25% (Reg. S) (b)(h)	GBP	100,000	116,271
SSE PLC 3.74% (Reg. S) (b)(h)	GBP	278,000	341,232
TOTAL UNITED KINGDOM			1,366,443
TOTAL PREFERRED SECURITIES (Cost $9,633,230)			5,805,918

Money Market Funds - 4.3%
	Shares	Value ($)
Fidelity Cash Central Fund 5.38% (j) (Cost $2,156,511)	2,156,080	2,156,511

TOTAL INVESTMENT IN SECURITIES - 98.3% (Cost $57,466,752)	48,999,176
NET OTHER ASSETS (LIABILITIES) - 1.7%	860,795
NET ASSETS - 100.0%	49,859,971

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Bond Index Contracts
ASX 10 Year Treasury Bond Index Contracts (Australia)	3	Sep 2024	227,286	182	182
TME 10 Year Canadian Note Contracts (Canada)	10	Sep 2024	877,673	7,026	7,026

TOTAL BOND INDEX CONTRACTS					7,208

Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	4	Sep 2024	816,875	1,306	1,306
CBOT 5-Year U.S. Treasury Note Contracts (United States)	41	Sep 2024	4,369,703	18,828	18,828
CBOT Long Term U.S. Treasury Bond Contracts (United States)	38	Sep 2024	4,495,875	33,013	33,013
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	8	Sep 2024	1,002,750	6,494	6,494

TOTAL TREASURY CONTRACTS					59,641

TOTAL PURCHASED					66,849

Sold

Bond Index Contracts
ICE Long Gilt Contracts (United Kingdom)	6	Sep 2024	740,029	(2,213)	(2,213)

TOTAL FUTURES CONTRACTS					64,636
The notional amount of futures purchased as a percentage of Net Assets is 23.7%
The notional amount of futures sold as a percentage of Net Assets is 1.5%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $13,654,720.
Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

CAD	60,000	USD	43,841	Citibank, N. A.	7/02/24	17
EUR	138,000	USD	150,218	Brown Brothers Harriman & Co	8/22/24	(2,052)
EUR	25,000	USD	26,964	JPMorgan Chase Bank, N.A.	8/22/24	(122)
EUR	498,000	USD	534,041	JPMorgan Chase Bank, N.A.	8/22/24	645
GBP	45,000	USD	57,465	JPMorgan Chase Bank, N.A.	8/22/24	(559)
GBP	212,000	USD	268,109	JPMorgan Chase Bank, N.A.	8/22/24	(19)
USD	20,524	AUD	31,000	Citibank, N. A.	8/22/24	(186)
USD	12,490	CAD	17,000	Brown Brothers Harriman & Co	8/22/24	48
USD	24,186	CAD	33,000	Citibank, N. A.	8/22/24	34
USD	48,281	CAD	66,000	Citibank, N. A.	8/22/24	(22)
USD	38,209	EUR	35,000	Bank of America, N.A.	8/22/24	631
USD	69,727	EUR	64,000	Brown Brothers Harriman & Co	8/22/24	1,013
USD	43,630	EUR	40,000	Brown Brothers Harriman & Co	8/22/24	684
USD	19,624,068	EUR	18,148,000	Goldman Sachs Bank USA	8/22/24	139,175
USD	31,525	EUR	29,000	JPMorgan Chase Bank, N.A.	8/22/24	389
USD	32,131	EUR	30,000	JPMorgan Chase Bank, N.A.	8/22/24	(79)
USD	60,175	EUR	56,000	JPMorgan Chase Bank, N.A.	8/22/24	50
USD	7,481,270	GBP	5,974,000	Bank of America, N.A.	8/22/24	(73,301)
USD	114,327	JPY	17,550,000	Citibank, N. A.	8/22/24	4,360

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						70,706
Unrealized Appreciation						147,046
Unrealized Depreciation						(76,340)

For the period, the average contract value for forward foreign currency contracts was $29,471,188. Contract value represents contract amount in United States dollars plus or minus unrealized appreciation or depreciation, respectively.
Credit Default Swaps
Underlying Reference	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount(1)		Value ($)	Upfront Premium Received/ (Paid) ($)	Unrealized Appreciation/ (Depreciation) ($)
Buy Protection
AXA SA	Jun 2029	Goldman Sachs Bank USA	(1%)	Quarterly	EUR	110,000	(160)	1,357	1,197
AXA SA	Jun 2029	Goldman Sachs Bank USA	(1%)	Quarterly	EUR	110,000	(160)	1,357	1,197
AXA SA	Jun 2029	Goldman Sachs Bank USA	(1%)	Quarterly	EUR	230,000	(335)	2,837	2,502
Assicurazioni Generali SpA	Jun 2029	BNP Paribas S.A.	(1%)	Quarterly	EUR	300,000	4,295	(2,867)	1,428
BMW Finance NV	Jun 2029	BNP Paribas S.A.	(1%)	Quarterly	EUR	200,000	(4,150)	5,066	916
BMW Finance NV	Jun 2029	BNP Paribas S.A.	(1%)	Quarterly	EUR	150,000	(3,113)	3,814	701
BMW Finance NV	Jun 2029	BNP Paribas S.A.	(1%)	Quarterly	EUR	200,000	(4,150)	5,088	938
BMW Finance NV	Jun 2029	BNP Paribas S.A.	(1%)	Quarterly	EUR	150,000	(3,113)	3,815	702
Heidelberg Materials AG	Jun 2029	BNP Paribas S.A.	(5%)	Quarterly	EUR	200,000	(40,326)	42,040	1,714
Heidelberg Materials AG	Jun 2029	BNP Paribas S.A.	(5%)	Quarterly	EUR	100,000	(20,163)	20,933	770
Intesa Sanpaolo SpA	Jun 2029	JPMorgan Chase Bank, N.A.	(1%)	Quarterly	EUR	300,000	9,025	(6,659)	2,366
Societe Generale	Jun 2029	Goldman Sachs Bank USA	(1%)	Quarterly	EUR	300,000	6,473	(2,047)	4,426
UniCredit SpA	Jun 2029	Goldman Sachs Bank USA	(1%)	Quarterly	EUR	250,000	7,704	(5,430)	2,274

TOTAL CREDIT DEFAULT SWAPS							(48,173)	69,304	21,131

(1)Notional amount is stated in U.S. Dollars unless otherwise noted.

Currency Abbreviations
AUD	-	Australian dollar
CAD	-	Canadian dollar
EUR	-	European Monetary Unit
GBP	-	British pound sterling
JPY	-	Japanese yen
USD	-	U.S. dollar

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,390,994 or 4.8% of net assets.

(d)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e)	Non-income producing - Security is in default.
(f)	Level 3 security
(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $371,803.
(h)	Security is perpetual in nature with no stated maturity date.
(i)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.38%	2,411,186	10,316,936	10,571,601	35,961	(10)	-	2,156,511	0.0%
Fidelity Securities Lending Cash Central Fund 5.38%	-	682,117	682,117	40	-	-	-	0.0%
Total	2,411,186	10,999,053	11,253,718	36,001	(10)	-	2,156,511

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of June 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Corporate Bonds	32,925,387	-	32,865,414	59,973

U.S. Government and Government Agency Obligations	6,297,948	-	6,297,948	-

Foreign Government and Government Agency Obligations	1,222,373	-	1,222,373	-

Supranational Obligations	591,039	-	591,039	-

Preferred Securities	5,805,918	-	5,805,918	-

Money Market Funds	2,156,511	2,156,511	-	-
Total Investments in Securities:	48,999,176	2,156,511	46,782,692	59,973
Derivative Instruments: Assets
Futures Contracts	66,849	66,849	-	-
Forward Foreign Currency Contracts	147,046	-	147,046	-
Swaps	27,497	-	27,497	-
Total Assets	241,392	66,849	174,543	-
Liabilities
Futures Contracts	(2,213)	(2,213)	-	-
Forward Foreign Currency Contracts	(76,340)	-	(76,340)	-
Swaps	(75,670)	-	(75,670)	-
Total Liabilities	(154,223)	(2,213)	(152,010)	-
Total Derivative Instruments:	87,169	64,636	22,533	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Credit Risk
Swaps (a)	27,497	(75,670)
Total Credit Risk	27,497	(75,670)
Foreign Exchange Risk
Forward Foreign Currency Contracts (b)	147,046	(76,340)
Total Foreign Exchange Risk	147,046	(76,340)
Interest Rate Risk
Futures Contracts (c)	66,849	(2,213)
Total Interest Rate Risk	66,849	(2,213)
Total Value of Derivatives	241,392	(154,223)

(a)For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.
(b)Gross value is presented in the Statement of Assets and Liabilities in the unrealized appreciation/depreciation on forward foreign currency contracts line-items.
(c)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		June 30, 2024 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $55,310,241)	$46,842,665
Fidelity Central Funds (cost $2,156,511)	2,156,511

Total Investment in Securities (cost $57,466,752)		$48,999,176
Foreign currency held at value (cost $876,762)		875,024
Unrealized appreciation on forward foreign currency contracts		147,046
Receivable for fund shares sold		9,387
Dividends receivable		5,141
Interest receivable		677,885
Distributions receivable from Fidelity Central Funds		6,750
Receivable for daily variation margin on centrally cleared swaps		536
Bi-lateral OTC swaps, at value		27,497
Receivable from investment adviser for expense reductions		1,157
Total assets		50,749,599
Liabilities
Payable for investments purchased
Regular delivery	$438,908
Delayed delivery	213,602
Unrealized depreciation on forward foreign currency contracts	76,340
Payable for fund shares redeemed	5,739
Bi-lateral OTC swaps, at value	75,670
Accrued management fee	16,784
Distribution and service plan fees payable	1,863
Payable for daily variation margin on futures contracts	55,060
Other affiliated payables	4,878
Other payables and accrued expenses	784
Total liabilities		889,628
Net Assets		$49,859,971
Net Assets consist of:
Paid in capital		$71,775,419
Total accumulated earnings (loss)		(21,915,448)
Net Assets		$49,859,971

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($3,883,311 ÷ 502,609 shares)(a)		$7.73
Maximum offering price per share (100/96.00 of $7.73)		$8.05
Class M :
Net Asset Value and redemption price per share ($1,337,574 ÷ 173,098 shares)(a)		$7.73
Maximum offering price per share (100/96.00 of $7.73)		$8.05
Class C :
Net Asset Value and offering price per share ($910,008 ÷ 117,880 shares)(a)		$7.72
Global Credit :
Net Asset Value, offering price and redemption price per share ($30,838,203 ÷ 3,986,032 shares)		$7.74
Class I :
Net Asset Value, offering price and redemption price per share ($5,745,586 ÷ 743,116 shares)		$7.73
Class Z :
Net Asset Value, offering price and redemption price per share ($7,145,289 ÷ 919,180 shares)		$7.77
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
		Six months ended June 30, 2024 (Unaudited)
Investment Income
Dividends		$177,862
Interest		855,251
Income from Fidelity Central Funds (including $40 from security lending)		36,001
Income before foreign taxes withheld		$1,069,114
Less foreign taxes withheld		(3,653)
Total income		1,065,461
Expenses
Management fee	$102,664
Transfer agent fees	29,735
Distribution and service plan fees	12,170
Independent trustees' fees and expenses	69
Legal	(2,039)
Miscellaneous	215
Total expenses before reductions	142,814
Expense reductions	(7,028)
Total expenses after reductions		135,786
Net Investment income (loss)		929,675
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(1,039,759)
Fidelity Central Funds	(10)
Forward foreign currency contracts	344,754
Foreign currency transactions	(2,810)
Futures contracts	26,219
Swaps	(16,382)
Total net realized gain (loss)		(687,988)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	1,392,144
Forward foreign currency contracts	474,106
Assets and liabilities in foreign currencies	(19,864)
Futures contracts	(605,012)
Swaps	26,851
Total change in net unrealized appreciation (depreciation)		1,268,225
Net gain (loss)		580,237
Net increase (decrease) in net assets resulting from operations		$1,509,912
Statement of Changes in Net Assets

	Six months ended June 30, 2024 (Unaudited)	Year ended December 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$929,675	$2,162,013
Net realized gain (loss)	(687,988)	(12,597,717)
Change in net unrealized appreciation (depreciation)	1,268,225	14,667,649
Net increase (decrease) in net assets resulting from operations	1,509,912	4,231,945
Distributions to shareholders	(394,768)	(1,901,556)
Distributions to shareholders from tax return of capital	-	(92,770)

Total Distributions	(394,768)	(1,994,326)
Share transactions - net increase (decrease)	(4,689,993)	(34,416,844)
Total increase (decrease) in net assets	(3,574,849)	(32,179,225)

Net Assets
Beginning of period	53,434,820	85,614,045
End of period	$49,859,971	$53,434,820

Financial Highlights
Fidelity Advisor® Global Credit Fund Class A

	Six months ended (Unaudited) June 30, 2024	Years ended December 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$7.56	$7.34	$9.72	$10.02	$9.61	$8.70
Income from Investment Operations
Net investment income (loss) A,B	.130	.252	.197	.159	.210	.214
Net realized and unrealized gain (loss)	.095	.229	(2.118)	(.236)	.547	1.031
Total from investment operations	.225	.481	(1.921)	(.077)	.757	1.245
Distributions from net investment income	(.055)	(.249)	(.408)	(.133) C	(.255) C	(.224) C
Distributions from net realized gain	-	-	(.051)	(.090) C	(.092) C	(.102) C
Distributions from tax return of capital	-	(.012)	-	-	-	(.009)
Total distributions	(.055)	(.261)	(.459)	(.223)	(.347)	(.335)
Net asset value, end of period	$7.73	$7.56	$7.34	$9.72	$10.02	$9.61
Total Return D,E,F	2.98%	6.74%	(19.93)%	(.76)%	8.00%	14.37%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.86% I	.88%	1.24%	1.20%	1.27%	1.49%
Expenses net of fee waivers, if any	.75 % I	.75%	.95%	.99%	1.00%	1.00%
Expenses net of all reductions	.75% I	.75%	.95%	.99%	1.00%	1.00%
Net investment income (loss)	3.40% I	3.44%	2.38%	1.61%	2.14%	2.28%
Supplemental Data
Net assets, end of period (000 omitted)	$3,883	$5,534	$4,778	$5,643	$4,643	$4,739
Portfolio turnover rate J	66 % I	37% K	19%	57%	59%	85%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Global Credit Fund Class M

	Six months ended (Unaudited) June 30, 2024	Years ended December 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$7.57	$7.34	$9.72	$10.02	$9.60	$8.70
Income from Investment Operations
Net investment income (loss) A,B	.130	.254	.199	.159	.210	.214
Net realized and unrealized gain (loss)	.086	.237	(2.121)	(.237)	.556	1.021
Total from investment operations	.216	.491	(1.922)	(.078)	.766	1.235
Distributions from net investment income	(.056)	(.249)	(.407)	(.132) C	(.254) C	(.224) C
Distributions from net realized gain	-	-	(.051)	(.090) C	(.092) C	(.102) C
Distributions from tax return of capital	-	(.012)	-	-	-	(.009)
Total distributions	(.056)	(.261)	(.458)	(.222)	(.346)	(.335)
Net asset value, end of period	$7.73	$7.57	$7.34	$9.72	$10.02	$9.60
Total Return D,E,F	2.86%	6.88%	(19.94)%	(.77)%	8.10%	14.25%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.89% I	.90%	1.29%	1.27%	1.35%	1.57%
Expenses net of fee waivers, if any	.75 % I	.75%	.95%	.99%	1.00%	1.00%
Expenses net of all reductions	.75% I	.74%	.95%	.99%	1.00%	1.00%
Net investment income (loss)	3.40% I	3.45%	2.38%	1.61%	2.14%	2.28%
Supplemental Data
Net assets, end of period (000 omitted)	$1,338	$1,343	$1,366	$1,983	$2,062	$1,939
Portfolio turnover rate J	66 % I	37% K	19%	57%	59%	85%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Global Credit Fund Class C

	Six months ended (Unaudited) June 30, 2024	Years ended December 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$7.57	$7.35	$9.72	$10.03	$9.61	$8.70
Income from Investment Operations
Net investment income (loss) A,B	.101	.198	.137	.085	.136	.143
Net realized and unrealized gain (loss)	.091	.227	(2.112)	(.246)	.561	1.027
Total from investment operations	.192	.425	(1.975)	(.161)	.697	1.170
Distributions from net investment income	(.042)	(.195)	(.344)	(.075) C	(.185) C	(.150) C
Distributions from net realized gain	-	-	(.051)	(.074) C	(.092) C	(.102) C
Distributions from tax return of capital	-	(.010)	-	-	-	(.007)
Total distributions	(.042)	(.205)	(.395)	(.149)	(.277)	(.260) D
Net asset value, end of period	$7.72	$7.57	$7.35	$9.72	$10.03	$9.61
Total Return E,F,G	2.54%	5.92%	(20.47)%	(1.60)%	7.33%	13.47%
Ratios to Average Net Assets B,H,I
Expenses before reductions	1.64% J	1.66%	2.04%	2.02%	2.10%	2.33%
Expenses net of fee waivers, if any	1.50 % J	1.50%	1.70%	1.74%	1.75%	1.75%
Expenses net of all reductions	1.50% J	1.50%	1.70%	1.74%	1.75%	1.75%
Net investment income (loss)	2.65% J	2.69%	1.64%	.86%	1.39%	1.53%
Supplemental Data
Net assets, end of period (000 omitted)	$910	$1,052	$1,298	$2,126	$2,398	$2,090
Portfolio turnover rate K	66 % J	37% L	19%	57%	59%	85%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the contingent deferred sales charge.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
LPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity® Global Credit Fund

	Six months ended (Unaudited) June 30, 2024	Years ended December 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$7.57	$7.34	$9.72	$10.03	$9.61	$8.70
Income from Investment Operations
Net investment income (loss) A,B	.140	.272	.221	.183	.234	.238
Net realized and unrealized gain (loss)	.090	.237	(2.122)	(.247)	.556	1.030
Total from investment operations	.230	.509	(1.901)	(.064)	.790	1.268
Distributions from net investment income	(.060)	(.266)	(.428)	(.156) C	(.278) C	(.246) C
Distributions from net realized gain	-	-	(.051)	(.090) C	(.092) C	(.102) C
Distributions from tax return of capital	-	(.013)	-	-	-	(.010)
Total distributions	(.060)	(.279)	(.479)	(.246)	(.370)	(.358)
Net asset value, end of period	$7.74	$7.57	$7.34	$9.72	$10.03	$9.61
Total Return D,E	3.05%	7.14%	(19.73)%	(.63)%	8.36%	14.64%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.49% H	.50%	.94%	.90%	.95%	1.10%
Expenses net of fee waivers, if any	.49 % H	.50%	.70%	.74%	.75%	.75%
Expenses net of all reductions	.49% H	.50%	.70%	.74%	.75%	.75%
Net investment income (loss)	3.66% H	3.69%	2.64%	1.86%	2.39%	2.53%
Supplemental Data
Net assets, end of period (000 omitted)	$30,838	$32,617	$40,426	$65,990	$96,584	$61,759
Portfolio turnover rate I	66 % H	37% J	19%	57%	59%	85%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
JPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Global Credit Fund Class I

	Six months ended (Unaudited) June 30, 2024	Years ended December 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$7.57	$7.34	$9.72	$10.02	$9.61	$8.70
Income from Investment Operations
Net investment income (loss) A,B	.139	.272	.220	.184	.234	.239
Net realized and unrealized gain (loss)	.082	.237	(2.121)	(.238)	.546	1.029
Total from investment operations	.221	.509	(1.901)	(.054)	.780	1.268
Distributions from net investment income	(.061)	(.266)	(.428)	(.156) C	(.278) C	(.246) C
Distributions from net realized gain	-	-	(.051)	(.090) C	(.092) C	(.102) C
Distributions from tax return of capital	-	(.013)	-	-	-	(.010)
Total distributions	(.061)	(.279)	(.479)	(.246)	(.370)	(.358)
Net asset value, end of period	$7.73	$7.57	$7.34	$9.72	$10.02	$9.61
Total Return D,E	2.93%	7.14%	(19.73)%	(.53)%	8.25%	14.64%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.55% H	.57%	.93%	.91%	.97%	1.03%
Expenses net of fee waivers, if any	.50 % H	.50%	.70%	.74%	.75%	.75%
Expenses net of all reductions	.50% H	.50%	.70%	.74%	.75%	.75%
Net investment income (loss)	3.65% H	3.69%	2.64%	1.86%	2.39%	2.53%
Supplemental Data
Net assets, end of period (000 omitted)	$5,746	$4,949	$4,700	$8,005	$9,952	$4,309
Portfolio turnover rate I	66 % H	37% J	19%	57%	59%	85%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
JPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Global Credit Fund Class Z

	Six months ended (Unaudited) June 30, 2024	Years ended December 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$7.60	$7.37	$9.75	$10.04	$9.61	$8.70
Income from Investment Operations
Net investment income (loss) A,B	.144	.290	.228	.191	.244	.247
Net realized and unrealized gain (loss)	.088	.226	(2.129)	(.235)	.556	1.021
Total from investment operations	.232	.516	(1.901)	(.044)	.800	1.268
Distributions from net investment income	(.062)	(.273)	(.428)	(.156) C	(.278) C	(.246) C
Distributions from net realized gain	-	-	(.051)	(.090) C	(.092) C	(.102) C
Distributions from tax return of capital	-	(.013)	-	-	-	(.010)
Total distributions	(.062)	(.286)	(.479)	(.246)	(.370)	(.358)
Net asset value, end of period	$7.77	$7.60	$7.37	$9.75	$10.04	$9.61
Total Return D,E	3.06%	7.21%	(19.67)%	(.42)%	8.46%	14.64%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.44% H	.46%	.84%	.78%	.91%	1.05%
Expenses net of fee waivers, if any	.41 % H	.41%	.61%	.64%	.66%	.66%
Expenses net of all reductions	.41% H	.41%	.61%	.64%	.66%	.66%
Net investment income (loss)	3.74% H	3.79%	2.73%	1.96%	2.48%	2.61%
Supplemental Data
Net assets, end of period (000 omitted)	$7,145	$7,939	$33,046	$48,742	$3,017	$3,004
Portfolio turnover rate I	66 % H	37% J	19%	57%	59%	85%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
JPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements
 (Unaudited)
For the period ended June 30, 2024

1. Organization.
Fidelity Global Credit Fund (the Fund) is a fund of Fidelity School Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Global Credit, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, preferred securities, supranational obligations and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The U.S. dollar value of forward foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2024 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, realized changes in the value of foreign currency between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation.  Dividend income is recorded on the ex-dividend date. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to in-kind transactions, swaps, foreign currency transactions, market discount, tax return of capital distribution, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$569,048
Gross unrealized depreciation	(8,773,092)
Net unrealized appreciation (depreciation)	$(8,204,044)
Tax cost	$57,359,693

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(3,928,352)
Long-term	(10,024,810)
Total capital loss carryforward	$(13,953,162)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts, forward foreign currency contracts and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns, to gain exposure to certain types of assets, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to a fund.
Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as forward foreign currency contracts and bi-lateral swaps, a fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives a fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, a fund receives collateral in the form of cash or securities once net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the custodian bank in accordance with the collateral agreements entered into between a fund, the counterparty and the custodian bank. A fund could experience delays and costs in gaining access to the collateral even though it is held by the custodian bank. The maximum risk of loss to a fund from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to a fund. A fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)($)	Change in Net Unrealized Appreciation (Depreciation)($)
Fidelity Global Credit Fund
Credit Risk
Swaps	(16,382)	26,851
Total Credit Risk	(16,382)	26,851
Foreign Exchange Risk
Forward Foreign Currency Contracts	344,754	474,106
Total Foreign Exchange Risk	344,754	474,106
Interest Rate Risk
Futures Contracts	26,219	(605,012)
Total Interest Rate Risk	26,219	(605,012)
Totals	354,591	(104,055)

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Schedule of Investments.

Forward Foreign Currency Contracts. Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Forward foreign currency contracts were used to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Forward foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When the contract is closed, a gain or loss is realized equal to the difference between the closing value and the value at the time it was opened. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on forward foreign currency contracts during the period is presented in the Statement of Operations.

Any open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end, and is representative of volume of activity during the period unless an average contract value is presented.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in total accumulated earnings (loss) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps", and are representative of volume of activity during the period unless an average notional amount is presented.

Credit Default Swaps. Credit default swaps enable a fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. A fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, a fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, a fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where a fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Global Credit Fund	11,643,267	15,323,182
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .40% of the Fund's average net assets. Under the management contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees, transfer agent fees, distribution and service plan fees and certain other expenses such as proxy and shareholder meeting expenses.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	5,617	-
Class M	- %	.25%	1,670	725
Class C	.75%	.25%	4,883	2,060
			12,170	2,785

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	32
Class M	41
Class C A	3
76

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Global Credit and Class Z. FIIOC receives an asset-based fee of Global Credit's and Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount ($)	% of Class-Level Average Net AssetsA
Class A	4,858.22
Class M	1,678.25
Class C	1,227.25
Global Credit	15,493.10
Class I	4,500.16
Class Z	1,979.05
	29,735

A Annualized

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

Prior Fiscal Year Affiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity Global Credit Fund	3,394,755	(4,172,324)	25,630,401

Sub-Advisory Arrangements. Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Global Credit Fund	4	-	-
9. Expense Reductions.
The investment adviser contractually agreed to reimburse expenses of each class to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through April 30, 2025. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement ($)
Class A	.75%	2,430
Class M	.75%	958
Class C	1.50%	700
Class I	.50%	1,448
Class Z	.41%	1,234
		6,770

Through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of certain uninvested U.S. dollar cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $255. During the period, transfer agent credits reduced each class' expenses as noted in the table below.

Expense reduction ($)
Class M	3
10. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2024	Year ended December 31, 2023
Fidelity Global Credit Fund
Distributions to shareholders
Class A	$29,987	$172,530
Class M	9,700	44,387
Class C	5,451	28,912
Global Credit	238,931	1,245,744
Class I	45,542	119,953
Class Z	65,157	290,030
Total	$394,768	$1,901,556
Tax Return of Capital
Class A	$ -	$ 8,417
Class M	-	2,166
Class C	-	1,410
Global Credit	-	60,776
Class I	-	5,852
Class Z	-	14,149
Total	$ -	$92,770
11. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2024	Year ended December 31, 2023	Six months ended June 30, 2024	Year ended December 31, 2023
Fidelity Global Credit Fund
Class A
Shares sold	31,781	159,405	$240,784	$1,173,700
Reinvestment of distributions	3,864	24,596	29,597	179,282
Shares redeemed	(264,710)	(103,380)	(2,009,059)	(761,270)
Net increase (decrease)	(229,065)	80,621	$(1,738,678)	$591,712
Class M
Shares sold	3,642	5,462	$27,629	$40,149
Reinvestment of distributions	1,265	6,386	9,693	46,553
Shares redeemed	(9,299)	(20,496)	(70,517)	(151,252)
Net increase (decrease)	(4,392)	(8,648)	$(33,195)	$(64,550)
Class C
Shares sold	1,732	5,518	$13,213	$40,810
Reinvestment of distributions	700	4,093	5,360	29,876
Shares redeemed	(23,521)	(47,331)	(178,430)	(349,506)
Net increase (decrease)	(21,089)	(37,720)	$(159,857)	$(278,820)
Global Credit
Shares sold	230,414	769,367	$1,759,644	$5,701,262
Reinvestment of distributions	28,736	163,367	220,116	1,191,689
Shares redeemed	(582,607)	(2,128,201)	(4,440,408)	(15,706,469)
Net increase (decrease)	(323,457)	(1,195,467)	$(2,460,648)	$(8,813,518)
Class I
Shares sold	132,167	301,539	$1,003,396	$2,258,916
Reinvestment of distributions	5,882	16,689	45,054	121,666
Shares redeemed	(48,985)	(304,367)	(375,426)	(2,283,606)
Net increase (decrease)	89,064	13,861	$673,024	$96,976
Class Z
Shares sold	56,982	175,130	$436,635	$1,301,331
Reinvestment of distributions	4,221	21,246	32,503	155,640
Shares redeemed	(186,226)	(3,636,484)	(1,439,777)	(27,405,615)
Net increase (decrease)	(125,023)	(3,440,108)	$(970,639)	$(25,948,644)
12. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
13. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
Board Approval of Investment Advisory Contracts
Fidelity Global Credit Fund
At its January 2024 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), approved amended and restated sub-advisory agreements (the Sub-Advisory Contracts) for the fund, including the fund's sub-advisory agreements with FMR Investment Management (UK) Limited (FMR UK), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity Management & Research (Japan) Limited (FMR Japan). The Sub-Advisory Contracts will be effective March 1, 2024. The Board will consider the annual renewal of the fund's Sub-Advisory Contracts in September 2024, following its review of additional materials provided by FMR.
The Board considered the Sub-Advisory Contracts, which changed the arrangements for fees paid by FMR to the sub-advisers under the agreements. The Board noted that the agreements with FMR UK, FMR H.K., and FMR Japan were amended to provide that FMR will compensate each sub-adviser at a fee equal to 110% of the sub-adviser's costs incurred in providing services under the agreement. The Board considered that, under the Sub-Advisory Contracts, FMR, and not the fund, will continue to pay the sub-advisory fees to each applicable sub-adviser, and that the management fee paid by the fund under the management contract with FMR will remain unchanged.
The Board considered that the approval of the fund's Sub-Advisory Contracts will not result in any changes in the investment process or strategies employed in the management of the fund's assets or the day-to-day management of the fund or the persons primarily responsible for such management. Further, the Board considered that the Sub-Advisory Contracts would not change the obligations and services of FMR and its affiliates on behalf of the fund, and, in particular, there would be no change in the nature and level of services provided to the fund by FMR and its affiliates.
In connection with its consideration of future renewals of the fund's advisory contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the fund's management fee structure is fair and reasonable, and that the fund's Sub-Advisory Contracts should be approved.

1.939064.112
GLB-SANN-0824
Fidelity® Series International Credit Fund

Semi-Annual Report
June 30, 2024
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Series International Credit Fund
Schedule of Investments June 30, 2024 (Unaudited)
Showing Percentage of Net Assets
Nonconvertible Bonds - 54.0%
		Principal Amount (a)	Value ($)
Australia - 1.5%
Leighton Finance U.S.A. Pty Ltd. 1.5% 5/28/29 (Reg. S)	EUR	600,000	559,787
QBE Insurance Group Ltd.:
2.5% 9/13/38 (Reg. S) (b)	GBP	500,000	544,391
6.75% 12/2/44 (Reg. S) (b)		570,000	569,288
TOTAL AUSTRALIA			1,673,466
Belgium - 0.5%
KBC Group NV 6.324% 9/21/34 (b)(c)		550,000	570,888
Czech Republic - 0.2%
CPI Property Group SA 7% 5/7/29 (Reg. S)	EUR	200,000	210,245
Denmark - 1.7%
Danske Bank A/S:
2.25% 1/14/28 (Reg. S) (b)	GBP	705,000	822,772
4.75% 6/21/30 (Reg. S) (b)	EUR	561,000	625,259
Jyske Bank A/S:
5% 10/26/28 (b)	EUR	225,000	248,332
5.125% 5/1/35 (Reg. S) (b)	EUR	143,000	156,308
TOTAL DENMARK			1,852,671
Finland - 0.6%
Nordea Bank Abp 4.125% 5/5/28 (Reg. S)	EUR	600,000	654,664
France - 3.8%
BNP Paribas SA:
2.159% 9/15/29 (b)(c)		225,000	196,361
2.5% 3/31/32 (Reg. S) (b)	EUR	600,000	610,636
4.125% 5/24/33 (Reg. S)	EUR	600,000	665,406
BPCE SA 5.716% 1/18/30 (b)(c)		250,000	249,475
Electricite de France SA:
4.75% 10/12/34 (Reg. S)	EUR	800,000	899,084
5.5% 1/25/35 (Reg. S)	GBP	100,000	121,630
Engie SA:
3.875% 3/6/36 (Reg. S)	EUR	300,000	317,659
4.25% 9/6/34 (Reg. S)	EUR	300,000	327,808
Holding d'Infrastructures et des Metiers de l'Environnement 0.625% 9/16/28 (Reg. S)	EUR	200,000	181,872
RCI Banque SA 5.5% 10/9/34 (Reg. S) (b)(d)	EUR	200,000	213,668
Societe Generale:
4.75% 11/24/25 (c)		200,000	196,014
6.691% 1/10/34 (b)(c)		200,000	206,242
Technip Energies NV 1.125% 5/28/28	EUR	100,000	96,788
TOTAL FRANCE			4,282,643
Germany - 8.2%
ACCENTRO Real Estate AG 5.625% 2/13/26 (Reg. S)	EUR	472,500	202,410
AGPS BondCo PLC:
4.625% 1/14/26 (Reg. S) (b)	EUR	2,000,000	696,118
5% 4/27/27 (Reg. S) (b)	EUR	200,000	69,183
Amprion GmbH 3.625% 5/21/31 (Reg. S)	EUR	100,000	106,887
Bayer AG 4.625% 5/26/33 (Reg. S)	EUR	300,000	329,870
Bayer U.S. Finance LLC:
6.375% 11/21/30 (c)		560,000	573,872
6.5% 11/21/33 (c)		500,000	511,502
Commerzbank AG:
4.875% 10/16/34 (Reg. S) (b)	EUR	300,000	320,231
8.625% 2/28/33 (Reg. S) (b)	GBP	100,000	133,957
Deutsche Bank AG:
3.25% 5/24/28 (Reg. S) (b)	EUR	400,000	420,262
4% 6/24/32 (Reg. S) (b)	EUR	800,000	835,526
6.125% 12/12/30 (Reg. S) (b)	GBP	800,000	1,023,207
E.ON SE 3.375% 1/15/31 (Reg. S)	EUR	250,000	265,026
EnBW Energie Baden-Wuerttemberg AG 1.375% 8/31/81 (Reg. S) (b)	EUR	500,000	468,260
KfW 0% 9/17/30 (Reg. S)	EUR	1,300,000	1,166,233
Robert Bosch GmbH 4.375% 6/2/43 (Reg. S)	EUR	200,000	218,206
RWE Finance U.S. LLC 5.875% 4/16/34 (c)		551,000	551,615
Schaeffler AG 4.75% 8/14/29 (Reg. S)	EUR	400,000	431,164
Sirius Real Estate Ltd. 1.125% 6/22/26 (Reg. S)	EUR	300,000	301,070
ZF Europe Finance BV 2% 2/23/26 (Reg. S)	EUR	200,000	205,700
ZF Finance GmbH 2% 5/6/27 (Reg. S)	EUR	300,000	299,791
TOTAL GERMANY			9,130,090
Hong Kong - 1.3%
AIA Group Ltd. 0.88% 9/9/33 (Reg. S) (b)	EUR	300,000	277,998
Prudential Funding Asia PLC 2.95% 11/3/33 (Reg. S) (b)		1,300,000	1,153,198
TOTAL HONG KONG			1,431,196
Ireland - 1.8%
AIB Group PLC:
2.25% 4/4/28 (Reg. S) (b)	EUR	1,200,000	1,232,215
5.25% 10/23/31 (Reg. S) (b)	EUR	550,000	629,421
Bank of Ireland Group PLC 5.601% 3/20/30 (b)(c)		205,000	203,808
TOTAL IRELAND			2,065,444
Italy - 0.8%
ENEL Finance International NV 5.5% 6/26/34 (c)		350,000	341,052
Enel SpA 3.375% (Reg. S) (b)(e)	EUR	300,000	312,048
Intesa Sanpaolo SpA 6.625% 6/20/33 (c)		275,000	283,481
TOTAL ITALY			936,581
Luxembourg - 2.6%
Alpha Trains Finance SA 2.064% 6/30/30	EUR	802,000	833,453
Blackstone Property Partners Europe LP:
1% 5/4/28 (Reg. S)	EUR	1,050,000	989,888
1.75% 3/12/29 (Reg. S)	EUR	600,000	566,510
2.625% 10/20/28 (Reg. S)	GBP	250,000	275,411
CBRE Global Investors Pan European Core Fund 4.75% 3/27/34 (Reg. S)	EUR	150,000	162,840
Prologis International Funding II SA 4.375% 7/1/36 (Reg. S) (d)	EUR	100,000	106,763
TOTAL LUXEMBOURG			2,934,865
Mexico - 0.6%
Petroleos Mexicanos 5.95% 1/28/31		880,000	707,300
Netherlands - 2.8%
ABN AMRO Bank NV 3.875% 1/15/32 (Reg. S)	EUR	400,000	429,411
Cooperatieve Rabobank UA:
3.822% 7/26/34 (Reg. S)	EUR	200,000	214,154
4% 1/10/30 (Reg. S)	EUR	300,000	328,148
ING Groep NV:
4.5% 5/23/29 (Reg. S) (b)	EUR	500,000	548,451
4.75% 5/23/34 (Reg. S) (b)	EUR	900,000	1,019,881
JDE Peet's BV 2.25% 9/24/31 (c)		150,000	121,079
Koninklijke KPN NV 3.875% 2/16/36 (Reg. S)	EUR	100,000	105,766
REWE International Finance 4.875% 9/13/30 (Reg. S)	EUR	100,000	111,280
Universal Music Group NV 4% 6/13/31 (Reg. S)	EUR	200,000	218,663
TOTAL NETHERLANDS			3,096,833
Norway - 0.2%
DNB Bank ASA 0.25% 2/23/29 (Reg. S) (b)	EUR	200,000	189,283
Poland - 0.4%
GTC Aurora Luxembourg SA 2.25% 6/23/26 (Reg. S)	EUR	500,000	462,383
Portugal - 0.3%
Fidelidade-Companhia de Seguros SA 4.25% 9/4/31 (Reg. S) (b)	EUR	300,000	310,427
Spain - 0.8%
Banco Bilbao Vizcaya Argentaria SA 6.033% 3/13/35 (b)		600,000	598,352
Werfenlife SA 4.625% 6/6/28 (Reg. S)	EUR	300,000	328,010
TOTAL SPAIN			926,362
Sweden - 0.5%
Heimstaden AB 4.375% 3/6/27 (Reg. S)	EUR	500,000	373,289
Samhallsbyggnadsbolaget I Norden AB 2.25% 8/12/27 (Reg. S)	EUR	250,000	189,290
TOTAL SWEDEN			562,579
Switzerland - 5.5%
Argentum Netherlands BV:
5.625% 8/15/52 (Reg. S) (b)		964,000	949,179
5.75% 8/15/50 (Reg. S) (b)		1,300,000	1,287,000
Cloverie PLC 4.5% 9/11/44 (Reg. S) (b)		902,000	895,298
UBS Group AG:
2.125% 11/15/29 (Reg. S) (b)	GBP	500,000	554,321
4.125% 6/9/33 (Reg. S) (b)	EUR	660,000	713,051
4.75% 3/17/32 (Reg. S) (b)	EUR	1,070,000	1,197,792
Zurich Finance (Ireland) DAC 3.5% 5/2/52 (Reg. S) (b)		600,000	498,120
TOTAL SWITZERLAND			6,094,761
United Kingdom - 15.5%
Admiral Group PLC 8.5% 1/6/34 (Reg. S)	GBP	400,000	560,296
Anglian Water (Osprey) Financing PLC 2% 7/31/28 (Reg. S)	GBP	175,000	179,021
Anglian Water Services Financing PLC:
5.875% 6/20/31 (Reg. S)	GBP	135,000	172,767
6.293% 7/30/30 (Reg. S)	GBP	225,000	294,932
Barclays PLC:
5.262% 1/29/34 (Reg. S) (b)	EUR	490,000	560,555
8.407% 11/14/32 (Reg. S) (b)	GBP	300,000	399,705
BAT Capital Corp. 5.834% 2/20/31		93,000	94,311
BAT International Finance PLC 4.125% 4/12/32 (Reg. S)	EUR	550,000	577,832
Heathrow Funding Ltd. 6% 3/5/32 (Reg. S)	GBP	450,000	564,442
HSBC Holdings PLC:
4.787% 3/10/32 (Reg. S) (b)	EUR	470,000	527,202
4.856% 5/23/33 (Reg. S) (b)	EUR	500,000	564,616
6.8% 9/14/31 (b)	GBP	160,000	216,077
7.39% 11/3/28 (b)		350,000	370,130
8.201% 11/16/34 (Reg. S) (b)	GBP	400,000	548,374
InterContinental Hotel Group PLC 3.375% 10/8/28 (Reg. S)	GBP	340,000	400,380
John Lewis PLC 6.125% 1/21/25	GBP	1,659,000	2,099,092
Lloyds Bank Corporate Markets PLC 1.75% 7/11/24 (Reg. S)	GBP	140,000	176,804
Lloyds Banking Group PLC:
1.985% 12/15/31 (b)	GBP	400,000	462,661
4.5% 1/11/29 (Reg. S) (b)	EUR	230,000	252,560
4.75% 9/21/31 (Reg. S) (b)	EUR	670,000	748,157
Marks & Spencer PLC 4.5% 7/10/27 (Reg. S)	GBP	270,000	330,683
Mobico Group PLC 4.875% 9/26/31 (Reg. S)	EUR	500,000	508,109
NatWest Group PLC:
2.105% 11/28/31 (Reg. S) (b)	GBP	650,000	753,777
3.622% 8/14/30 (Reg. S) (b)	GBP	250,000	309,167
4.771% 2/16/29 (Reg. S) (b)	EUR	600,000	661,867
7.416% 6/6/33 (Reg. S) (b)	GBP	300,000	393,224
NGG Finance PLC 2.125% 9/5/82 (Reg. S) (b)	EUR	750,000	739,494
Reckitt Benckiser Treasury Services PLC 3.875% 9/14/33 (Reg. S)	EUR	290,000	312,063
Severn Trent Utilities Finance PLC 4.625% 11/30/34 (Reg. S)	GBP	140,000	164,094
Southern Water Services Finance Ltd.:
1.625% 3/30/27 (Reg. S)	GBP	208,000	226,120
2.375% 5/28/28 (Reg. S)	GBP	120,000	130,010
SW Finance I PLC 7.375% 12/12/41 (Reg. S)	GBP	160,000	196,571
Tesco Corporate Treasury Services PLC 2.75% 4/27/30 (Reg. S)	GBP	500,000	560,884
The Berkeley Group PLC 2.5% 8/11/31 (Reg. S)	GBP	400,000	393,767
Travis Perkins PLC 3.75% 2/17/26 (Reg. S)	GBP	200,000	239,699
Tritax EuroBox PLC 0.95% 6/2/26 (Reg. S)	EUR	210,000	212,358
Virgin Money UK PLC 7.625% 8/23/29 (Reg. S) (b)	GBP	600,000	817,447
Vodafone Group PLC 4.875% 10/3/78 (Reg. S) (b)	GBP	250,000	310,653
Whitbread PLC 2.375% 5/31/27 (Reg. S)	GBP	250,000	288,174
TOTAL UNITED KINGDOM			17,318,075
United States of America - 4.4%
Blackstone Private Credit Fund 4.875% 4/14/26	GBP	430,000	527,122
Carrier Global Corp. 4.5% 11/29/32	EUR	200,000	223,906
Citigroup, Inc. 5.875% 7/1/24 (Reg. S)	GBP	200,000	252,820
Duke Energy Corp. 3.85% 6/15/34	EUR	550,000	569,558
Ford Motor Credit Co. LLC:
4.445% 2/14/30	EUR	250,000	269,509
6.86% 6/5/26	GBP	400,000	517,554
JPMorgan Chase & Co. 3.761% 3/21/34 (Reg. S) (b)	EUR	300,000	319,359
Morgan Stanley:
3.955% 3/21/35 (Reg. S) (b)	EUR	300,000	319,290
4.656% 3/2/29 (b)	EUR	300,000	331,266
Southern Co. 1.875% 9/15/81 (b)	EUR	850,000	810,370
Verizon Communications, Inc. 3.75% 2/28/36	EUR	225,000	237,980
Warnermedia Holdings, Inc. 4.693% 5/17/33 (Reg. S)	EUR	425,000	452,677
WP Carey, Inc. 4.25% 7/23/32	EUR	100,000	106,736
TOTAL UNITED STATES OF AMERICA			4,938,147
TOTAL NONCONVERTIBLE BONDS (Cost $65,603,927)			60,348,903

U.S. Government and Government Agency Obligations - 17.6%
	Principal Amount (a)	Value ($)
U.S. Treasury Obligations - 17.6%
U.S. Treasury Bonds:
1.125% 8/15/40	700,000	426,234
2.25% 8/15/46	500,000	333,301
3.25% 5/15/42 (f)	2,600,000	2,162,063
3.625% 5/15/53	500,000	425,488
4% 11/15/42	710,000	654,309
4.375% 8/15/43	50,000	48,262
4.5% 2/15/44	500,000	490,469
4.625% 5/15/44	420,000	419,213
6.25% 5/15/30	2,660,000	2,917,895
U.S. Treasury Notes:
2.625% 7/31/29 (g)	3,000,000	2,764,336
3.5% 2/15/33	1,000,000	937,266
3.75% 12/31/28	444,000	432,657
3.75% 12/31/30	435,000	420,217
4.25% 2/28/29	2,685,000	2,672,938
4.25% 6/30/31	560,000	557,463
4.375% 11/30/28	1,000,000	999,844
4.5% 5/31/29	200,000	201,359
4.5% 11/15/33	965,000	973,896
4.625% 4/30/29	1,795,000	1,815,614

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $20,047,779)		19,652,824

Foreign Government and Government Agency Obligations - 9.1%
		Principal Amount (a)	Value ($)
Canada - 0.1%
Canadian Government 2.75% 6/1/33	CAD	260,000	179,078
Germany - 6.9%
German Federal Republic:
2.1% 11/15/29(Reg. S)	EUR	3,140,000	3,303,778
2.4% 11/15/30(Reg. S)	EUR	300,000	320,431
2.5% 7/4/44	EUR	1,370,000	1,421,799
3.25% 7/4/42	EUR	2,300,000	2,652,604
TOTAL GERMANY			7,698,612
Japan - 2.1%
Japan Government:
0.005% 2/1/25	JPY	326,850,000	2,030,253
0.8% 3/20/34	JPY	46,000,000	279,460
TOTAL JAPAN			2,309,713
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $10,441,329)			10,187,403

Supranational Obligations - 3.3%
		Principal Amount (a)	Value ($)
European Investment Bank:
0.625% 1/22/29 (Reg. S)	EUR	1,200,000	1,161,641
3% 11/15/28 (Reg. S)	EUR	2,065,000	2,219,084
European Union 0% 10/4/30 (Reg. S)	EUR	350,000	312,850
TOTAL SUPRANATIONAL OBLIGATIONS (Cost $3,746,335)			3,693,575

Preferred Securities - 9.6%
		Principal Amount (a)	Value ($)
Australia - 0.8%
QBE Insurance Group Ltd. 5.25% (Reg. S) (b)(e)		850,000	838,465
Czech Republic - 0.4%
CPI Property Group SA 3.75% (Reg. S) (b)(e)	EUR	800,000	450,023
Finland - 0.2%
Citycon Oyj 7.875% (Reg. S) (b)(e)	EUR	300,000	250,769
Germany - 3.1%
Aroundtown Finance Sarl 7.875% (b)(e)		750,000	541,327
Aroundtown SA 3.375% (Reg. S) (b)(e)	EUR	1,400,000	984,177
Grand City Properties SA 1.5% (Reg. S) (b)(e)	EUR	1,300,000	891,938
Volkswagen International Finance NV 3.875% (Reg. S) (b)(e)	EUR	1,100,000	1,098,216
TOTAL GERMANY			3,515,658
Ireland - 0.8%
AerCap Holdings NV 5.875% 10/10/79 (b)		450,000	453,775
AIB Group PLC 6.25% (Reg. S) (b)(e)	EUR	450,000	482,323
TOTAL IRELAND			936,098
Sweden - 1.4%
Heimstaden Bostad AB:
3.248% (Reg. S) (b)(e)	EUR	1,500,000	1,223,572
3.625% (Reg. S) (b)(e)	EUR	150,000	109,138
Samhallsbyggnadsbolaget I Norden AB 2.624% (Reg. S) (b)(e)	EUR	650,000	249,102
TOTAL SWEDEN			1,581,812
Switzerland - 0.4%
Credit Suisse Group AG Claim (e)(h)(i)		1,900,000	209,000
UBS Group AG 7% (Reg. S) (b)(e)		200,000	204,801
TOTAL SWITZERLAND			413,801
United Kingdom - 2.5%
Barclays PLC:
5.875% (Reg. S) (b)(e)	GBP	350,000	440,917
7.125% (b)(e)	GBP	200,000	251,297
8.875% (b)(e)	GBP	200,000	259,683
British American Tobacco PLC 3% (Reg. S) (b)(e)	EUR	1,100,000	1,128,237
Mobico Group PLC 4.25% (Reg. S) (b)(e)	GBP	190,000	220,915
SSE PLC 3.74% (Reg. S) (b)(e)	GBP	400,000	490,982
TOTAL UNITED KINGDOM			2,792,031
TOTAL PREFERRED SECURITIES (Cost $16,454,726)			10,778,657

Money Market Funds - 5.2%
	Shares	Value ($)
Fidelity Cash Central Fund 5.38% (j) (Cost $5,817,740)	5,816,577	5,817,740

TOTAL INVESTMENT IN SECURITIES - 98.8% (Cost $122,111,836)	110,479,102
NET OTHER ASSETS (LIABILITIES) - 1.2%	1,389,717
NET ASSETS - 100.0%	111,868,819

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Bond Index Contracts
ASX 10 Year Treasury Bond Index Contracts (Australia)	12	Sep 2024	909,142	728	728
TME 10 Year Canadian Note Contracts (Canada)	38	Sep 2024	3,335,156	26,699	26,699

TOTAL BOND INDEX CONTRACTS					27,427

Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	9	Sep 2024	1,837,969	2,938	2,938
CBOT 5-Year U.S. Treasury Note Contracts (United States)	66	Sep 2024	7,034,156	30,308	30,308
CBOT Long Term U.S. Treasury Bond Contracts (United States)	33	Sep 2024	3,904,313	29,585	29,585

TOTAL TREASURY CONTRACTS					62,831

TOTAL PURCHASED					90,258

Sold

Bond Index Contracts
ICE Long Gilt Contracts (United Kingdom)	6	Sep 2024	740,029	(2,213)	(2,213)

TOTAL FUTURES CONTRACTS					88,045
The notional amount of futures purchased as a percentage of Net Assets is 15.2%
The notional amount of futures sold as a percentage of Net Assets is 0.7%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $21,324,854.
Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

CAD	260,000	USD	189,977	Citibank, N. A.	7/02/24	75
EUR	59,000	USD	63,965	Bank of America, N.A.	8/22/24	(619)
EUR	171,000	USD	186,696	Brown Brothers Harriman & Co	8/22/24	(3,099)
EUR	52,000	USD	55,952	JPMorgan Chase Bank, N.A.	8/22/24	(122)
EUR	78,000	USD	84,126	JPMorgan Chase Bank, N.A.	8/22/24	(380)
EUR	849,000	USD	910,443	JPMorgan Chase Bank, N.A.	8/22/24	1,099
GBP	83,000	USD	105,990	JPMorgan Chase Bank, N.A.	8/22/24	(1,031)
GBP	290,000	USD	366,753	JPMorgan Chase Bank, N.A.	8/22/24	(26)
USD	35,145	CAD	48,000	Brown Brothers Harriman & Co	8/22/24	15
USD	33,797	CAD	46,000	Brown Brothers Harriman & Co	8/22/24	131
USD	212,877	CAD	291,000	Citibank, N. A.	8/22/24	(96)
USD	758,427	EUR	696,000	BNP Paribas S.A.	8/22/24	11,155
USD	126,636	EUR	116,000	Bank of America, N.A.	8/22/24	2,091
USD	1,380,510	EUR	1,270,000	Brown Brothers Harriman & Co	8/22/24	16,954
USD	506,612	EUR	465,000	Brown Brothers Harriman & Co	8/22/24	7,357
USD	109,076	EUR	100,000	Brown Brothers Harriman & Co	8/22/24	1,709
USD	51,268,255	EUR	47,412,000	Goldman Sachs Bank USA	8/22/24	363,598
USD	205,239	EUR	191,000	JPMorgan Chase Bank, N.A.	8/22/24	169
USD	65,444	EUR	60,000	JPMorgan Chase Bank, N.A.	8/22/24	1,024
USD	18,456,471	GBP	14,738,000	Bank of America, N.A.	8/22/24	(180,835)
USD	124,118	GBP	99,000	Brown Brothers Harriman & Co	8/22/24	(1,075)
USD	2,431,800	JPY	373,300,000	Citibank, N. A.	8/22/24	92,736

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						310,830
Unrealized Appreciation						498,113
Unrealized Depreciation						(187,283)

For the period, the average contract value for forward foreign currency contracts was $83,657,007. Contract value represents contract amount in United States dollars plus or minus unrealized appreciation or depreciation, respectively.
Credit Default Swaps
Underlying Reference	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount(1)		Value ($)	Upfront Premium Received/ (Paid) ($)	Unrealized Appreciation/ (Depreciation) ($)
Buy Protection
AXA SA	Jun 2029	Goldman Sachs Bank USA	(1%)	Quarterly	EUR	240,000	(349)	2,960	2,611
AXA SA	Jun 2029	Goldman Sachs Bank USA	(1%)	Quarterly	EUR	240,000	(349)	2,960	2,611
AXA SA	Jun 2029	Goldman Sachs Bank USA	(1%)	Quarterly	EUR	520,000	(757)	6,414	5,657
Assicurazioni Generali SpA	Jun 2029	BNP Paribas S.A.	(1%)	Quarterly	EUR	600,000	8,590	(5,735)	2,855
BMW Finance NV	Jun 2029	BNP Paribas S.A.	(1%)	Quarterly	EUR	500,000	(10,375)	12,665	2,290
BMW Finance NV	Jun 2029	BNP Paribas S.A.	(1%)	Quarterly	EUR	250,000	(5,188)	6,357	1,169
BMW Finance NV	Jun 2029	BNP Paribas S.A.	(1%)	Quarterly	EUR	350,000	(7,263)	8,905	1,642
BMW Finance NV	Jun 2029	BNP Paribas S.A.	(1%)	Quarterly	EUR	400,000	(8,300)	10,174	1,874
Heidelberg Materials AG	Jun 2029	BNP Paribas S.A.	(5%)	Quarterly	EUR	500,000	(100,815)	105,099	4,284
Heidelberg Materials AG	Jun 2029	BNP Paribas S.A.	(5%)	Quarterly	EUR	200,000	(40,326)	41,866	1,540
Intesa Sanpaolo SpA	Jun 2029	JPMorgan Chase Bank, N.A.	(1%)	Quarterly	EUR	600,000	18,049	(13,317)	4,732
Societe Generale	Jun 2029	Goldman Sachs Bank USA	(1%)	Quarterly	EUR	700,000	15,103	(4,776)	10,327
UniCredit SpA	Jun 2029	Goldman Sachs Bank USA	(1%)	Quarterly	EUR	550,000	16,948	(11,946)	5,002

TOTAL CREDIT DEFAULT SWAPS							(115,032)	161,626	46,594

(1)Notional amount is stated in U.S. Dollars unless otherwise noted.

Currency Abbreviations
CAD	-	Canadian dollar
EUR	-	European Monetary Unit
GBP	-	British pound sterling
JPY	-	Japanese yen
USD	-	U.S. dollar

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,005,389 or 3.6% of net assets.

(d)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e)	Security is perpetual in nature with no stated maturity date.
(f)	Security or a portion of the security has been segregated as collateral for open forward foreign currency contracts. At period end, the value of securities pledged amounted to $262,498.
(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $447,451.
(h)	Non-income producing - Security is in default.
(i)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.38%	4,058,877	17,899,124	16,140,287	126,150	26	-	5,817,740	0.0%
Fidelity Securities Lending Cash Central Fund 5.38%	-	720,835	720,835	16	-	-	-	0.0%
Total	4,058,877	18,619,959	16,861,122	126,166	26	-	5,817,740

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of June 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Corporate Bonds	60,348,903	-	60,348,903	-

U.S. Government and Government Agency Obligations	19,652,824	-	19,652,824	-

Foreign Government and Government Agency Obligations	10,187,403	-	10,187,403	-

Supranational Obligations	3,693,575	-	3,693,575	-

Preferred Securities	10,778,657	-	10,778,657	-

Money Market Funds	5,817,740	5,817,740	-	-
Total Investments in Securities:	110,479,102	5,817,740	104,661,362	-
Derivative Instruments: Assets
Futures Contracts	90,258	90,258	-	-
Forward Foreign Currency Contracts	498,113	-	498,113	-
Swaps	58,690	-	58,690	-
Total Assets	647,061	90,258	556,803	-
Liabilities
Futures Contracts	(2,213)	(2,213)	-	-
Forward Foreign Currency Contracts	(187,283)	-	(187,283)	-
Swaps	(173,722)	-	(173,722)	-
Total Liabilities	(363,218)	(2,213)	(361,005)	-
Total Derivative Instruments:	283,843	88,045	195,798	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Credit Risk
Swaps (a)	58,690	(173,722)
Total Credit Risk	58,690	(173,722)
Foreign Exchange Risk
Forward Foreign Currency Contracts (b)	498,113	(187,283)
Total Foreign Exchange Risk	498,113	(187,283)
Interest Rate Risk
Futures Contracts (c)	90,258	(2,213)
Total Interest Rate Risk	90,258	(2,213)
Total Value of Derivatives	647,061	(363,218)

(a)For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.
(b)Gross value is presented in the Statement of Assets and Liabilities in the unrealized appreciation/depreciation on forward foreign currency contracts line-items.
(c)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		June 30, 2024 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $116,294,096)	$104,661,362
Fidelity Central Funds (cost $5,817,740)	5,817,740

Total Investment in Securities (cost $122,111,836)		$110,479,102
Cash		22,851
Foreign currency held at value (cost $881,728)		879,835
Unrealized appreciation on forward foreign currency contracts		498,113
Dividends receivable		13,318
Interest receivable		1,560,214
Distributions receivable from Fidelity Central Funds		21,331
Receivable for daily variation margin on centrally cleared swaps		284
Bi-lateral OTC swaps, at value		58,690
Receivable from investment adviser for expense reductions		152
Total assets		113,533,890
Liabilities
Payable for investments purchased
Regular delivery	$935,209
Delayed delivery	320,502
Unrealized depreciation on forward foreign currency contracts	187,283
Bi-lateral OTC swaps, at value	173,722
Payable for daily variation margin on futures contracts	46,007
Other payables and accrued expenses	2,348
Total liabilities		1,665,071
Net Assets		$111,868,819
Net Assets consist of:
Paid in capital		$133,758,211
Total accumulated earnings (loss)		(21,889,392)
Net Assets		$111,868,819
Net Asset Value, offering price and redemption price per share ($111,868,819 ÷ 13,788,508 shares)		$8.11
Statement of Operations
		Six months ended June 30, 2024 (Unaudited)
Investment Income
Dividends		$310,835
Interest		1,827,952
Income from Fidelity Central Funds (including $16 from security lending)		126,166
Income before foreign taxes withheld		$2,264,953
Less foreign taxes withheld		(998)
Total income		2,263,955
Expenses
Custodian fees and expenses	$3,185
Independent trustees' fees and expenses	146
Total expenses before reductions	3,331
Expense reductions	(1,645)
Total expenses after reductions		1,686
Net Investment income (loss)		2,262,269
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(2,770,046)
Fidelity Central Funds	26
Forward foreign currency contracts	1,019,351
Foreign currency transactions	19,512
Futures contracts	(95,696)
Swaps	(32,316)
Total net realized gain (loss)		(1,859,169)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	1,972,379
Forward foreign currency contracts	1,459,418
Assets and liabilities in foreign currencies	(40,818)
Futures contracts	(596,740)
Swaps	57,519
Total change in net unrealized appreciation (depreciation)		2,851,758
Net gain (loss)		992,589
Net increase (decrease) in net assets resulting from operations		$3,254,858
Statement of Changes in Net Assets

	Six months ended June 30, 2024 (Unaudited)	Year ended December 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,262,269	$4,210,796
Net realized gain (loss)	(1,859,169)	(6,848,345)
Change in net unrealized appreciation (depreciation)	2,851,758	10,462,100
Net increase (decrease) in net assets resulting from operations	3,254,858	7,824,551
Distributions to shareholders	(1,482,820)	(3,893,060)

Share transactions
Proceeds from sales of shares	1,872,386	2,069,174
Reinvestment of distributions	1,482,820	3,893,060
Cost of shares redeemed	(1,872,386)	(2,069,174)

Net increase (decrease) in net assets resulting from share transactions	1,482,820	3,893,060
Total increase (decrease) in net assets	3,254,858	7,824,551

Net Assets
Beginning of period	108,613,961	100,789,410
End of period	$111,868,819	$108,613,961

Other Information
Shares
Sold	234,497	265,952
Issued in reinvestment of distributions	184,660	505,276
Redeemed	(234,497)	(265,952)
Net increase (decrease)	184,660	505,276

Financial Highlights
Fidelity® Series International Credit Fund

	Six months ended (Unaudited) June 30, 2024	Years ended December 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$7.98	$7.69	$9.92	$10.23	$10.08	$9.50
Income from Investment Operations
Net investment income (loss) A,B	.165	.317	.276	.255	.307	.271
Net realized and unrealized gain (loss)	.074	.266	(1.988)	(.263)	.516	1.027
Total from investment operations	.239	.583	(1.712)	(.008)	.823	1.298
Distributions from net investment income	(.109)	(.293)	(.455)	(.197) C	(.423)	(.299) C
Distributions from net realized gain	-	-	(.063)	(.105) C	(.250)	(.378) C
Distributions from tax return of capital	-	-	-	-	-	(.041)
Total distributions	(.109)	(.293)	(.518)	(.302)	(.673)	(.718)
Net asset value, end of period	$8.11	$7.98	$7.69	$9.92	$10.23	$10.08
Total Return D,E	3.01%	7.77%	(17.44)%	(.07)%	8.33%	13.85%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.01% H	.01%	-% I	.01%	.01%	.01%
Expenses net of fee waivers, if any	- % H,I	-% I	-% I	-% I	.01%	.01%
Expenses net of all reductions	-% H,I	-% I	-% I	-% I	.01%	.01%
Net investment income (loss)	4.14% H	4.09%	3.20%	2.53%	3.00%	2.69%
Supplemental Data
Net assets, end of period (000 omitted)	$111,869	$108,614	$100,789	$121,985	$122,084	$112,608
Portfolio turnover rate J	78 % H	61%	21%	65%	52%	88%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount represents less than .005%.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Notes to Financial Statements
 (Unaudited)
For the period ended June 30, 2024

1. Organization.
Fidelity Series International Credit Fund (the Fund) is a fund of Fidelity School Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds, Fidelity managed 529 plans, and Fidelity managed collective investment trusts. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, preferred securities, supranational obligations and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The U.S. dollar value of forward foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2024 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, realized changes in the value of foreign currency between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swaps, foreign currency transactions, market discount, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,747,731
Gross unrealized depreciation	(12,637,217)
Net unrealized appreciation (depreciation)	$(10,889,486)
Tax cost	$121,814,057

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(2,667,951)
Long-term	(8,919,041)
Total capital loss carryforward	$(11,586,992)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts, forward foreign currency contracts and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns, to gain exposure to certain types of assets, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to a fund.
Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as forward foreign currency contracts and bi-lateral swaps, a fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives a fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, a fund receives collateral in the form of cash or securities once net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the custodian bank in accordance with the collateral agreements entered into between a fund, the counterparty and the custodian bank. A fund could experience delays and costs in gaining access to the collateral even though it is held by the custodian bank. The maximum risk of loss to a fund from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to a fund. A fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)($)	Change in Net Unrealized Appreciation (Depreciation)($)
Fidelity Series International Credit Fund
Credit Risk
Swaps	(32,316)	57,519
Total Credit Risk	(32,316)	57,519
Foreign Exchange Risk
Forward Foreign Currency Contracts	1,019,351	1,459,418
Total Foreign Exchange Risk	1,019,351	1,459,418
Interest Rate Risk
Futures Contracts	(95,696)	(596,740)
Total Interest Rate Risk	(95,696)	(596,740)
Totals	891,339	920,197

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Schedule of Investments.

Forward Foreign Currency Contracts. Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Forward foreign currency contracts were used to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Forward foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When the contract is closed, a gain or loss is realized equal to the difference between the closing value and the value at the time it was opened. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on forward foreign currency contracts during the period is presented in the Statement of Operations.

Any open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end, and is representative of volume of activity during the period unless an average contract value is presented.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in total accumulated earnings (loss) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps", and are representative of volume of activity during the period unless an average notional amount is presented.

Credit Default Swaps. Credit default swaps enable a fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. A fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, a fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, a fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where a fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Series International Credit Fund	33,290,672	38,649,308

6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

Sub-Advisory Arrangements. Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Series International Credit Fund	2	-	-
9. Expense Reductions.
The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .003% of average net assets. This reimbursement will remain in place through April 30, 2027. Some expenses, for example the compensation of the independent Trustees, and certain other expenses such as interest expense, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $1,536.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $109.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
Board Approval of Investment Advisory Contracts
Fidelity Series International Credit Fund
At its January 2024 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), approved amended and restated sub-advisory agreements (the Sub-Advisory Contracts) for the fund, including the fund's sub-advisory agreements with FMR Investment Management (UK) Limited (FMR UK), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity Management & Research (Japan) Limited (FMR Japan). The Sub-Advisory Contracts will be effective March 1, 2024. The Board will consider the annual renewal of the fund's Sub-Advisory Contracts in September 2024, following its review of additional materials provided by FMR.
The Board considered the Sub-Advisory Contracts, which changed the arrangements for fees paid by FMR to the sub-advisers under the agreements. The Board noted that the agreements with FMR UK, FMR H.K., and FMR Japan were amended to provide that FMR will compensate each sub-adviser at a fee equal to 110% of the sub-adviser's costs incurred in providing services under the agreement. The Board considered that, under the Sub-Advisory Contracts, FMR, and not the fund, will continue to pay the sub-advisory fees to each applicable sub-adviser, and that the management fee paid by the fund under the management contract with FMR will remain unchanged.
The Board considered that the approval of the fund's Sub-Advisory Contracts will not result in any changes in the investment process or strategies employed in the management of the fund's assets or the day-to-day management of the fund or the persons primarily responsible for such management. Further, the Board considered that the Sub-Advisory Contracts would not change the obligations and services of FMR and its affiliates on behalf of the fund, and, in particular, there would be no change in the nature and level of services provided to the fund by FMR and its affiliates.
In connection with its consideration of future renewals of the fund's advisory contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the fund's management fee structure is fair and reasonable, and that the fund's Sub-Advisory Contracts should be approved.

1.9882622.106
SUN-SANN-0824

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity School Street Trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity School Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity School Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	August 22, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	August 22, 2024

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer (Principal Financial Officer)

Date:	August 22, 2024